UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Series International Index Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.0
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.1
Toyota Motor Corp. (Japan, Automobiles)	0.9
Unilever PLC (United Kingdom, Personal Products)	0.9
AIA Group Ltd. (Hong Kong, Insurance)	0.9
SAP SE (Germany, Software)	0.8
SoftBank Group Corp. (Japan, Wireless Telecommunication Services)	0.8
11.5

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	16.2
Industrials	15.3
Consumer Discretionary	12.3
Health Care	11.7
Consumer Staples	9.7
Information Technology	9.0
Materials	7.9
Communication Services	4.5
Utilities	3.8
Energy	2.9

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	22.9%
United Kingdom	13.1%
France	10.2%
Switzerland	9.0%
Germany	8.9%
Australia	6.7%
Netherlands	5.3%
United States of America*	3.9%
Sweden	3.3%
Other	16.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 6.7%
Afterpay Ltd. (a)	2,502	$226,760
AGL Energy Ltd.	7,558	51,993
AMP Ltd.	36,871	31,670
Ampol Ltd.	2,866	56,498
APA Group unit	13,454	103,954
Aristocrat Leisure Ltd.	6,812	195,054
ASX Ltd.	2,314	130,093
Aurizon Holdings Ltd.	21,300	61,532
AusNet Services	20,326	29,672
Australia & New Zealand Banking Group Ltd.	33,208	735,220
BHP Billiton Ltd.	34,439	1,253,438
BlueScope Steel Ltd.	5,740	95,600
Brambles Ltd.	17,734	142,078
Cimic Group Ltd.	1,051	15,707
Coca-Cola Amatil Ltd.	5,776	58,107
Cochlear Ltd.	777	133,180
Coles Group Ltd.	15,738	197,860
Commonwealth Bank of Australia	20,716	1,420,951
Computershare Ltd.	6,193	67,363
Crown Ltd.	4,048	38,107
CSL Ltd.	5,323	1,111,911
DEXUS Property Group unit	12,512	98,025
Evolution Mining Ltd.	18,518	66,049
Fortescue Metals Group Ltd.	19,817	344,860
Goodman Group unit	19,642	286,131
Insurance Australia Group Ltd.	27,820	105,013
Lendlease Group unit	7,863	76,988
Macquarie Group Ltd.	4,016	496,512
Magellan Financial Group Ltd.	1,564	58,434
Medibank Private Ltd.	31,446	74,611
Mirvac Group unit	45,046	93,346
National Australia Bank Ltd.	38,469	790,058
Newcrest Mining Ltd.	9,640	196,942
Northern Star Resources Ltd.	12,513	101,310
Orica Ltd.	4,893	51,112
Origin Energy Ltd.	20,111	64,449
Qantas Airways Ltd.	10,198	38,887
QBE Insurance Group Ltd.	17,363	131,883
Ramsay Health Care Ltd.	2,086	108,180
REA Group Ltd.	601	73,313
Rio Tinto Ltd.	4,352	406,163
Santos Ltd.	22,261	119,698
Scentre Group unit	61,641	129,160
SEEK Ltd.	3,820	91,137
Sonic Healthcare Ltd.	5,404	149,367
South32 Ltd.	57,515	127,603
Stockland Corp. Ltd. unit	27,281	98,355
Suncorp Group Ltd.	14,599	118,199
Sydney Airport unit (a)	15,119	72,094
Tabcorp Holdings Ltd.	25,359	97,090
Telstra Corp. Ltd.	49,746	129,911
The GPT Group unit	22,328	79,466
TPG Telecom Ltd.	4,107	17,433
Transurban Group unit	32,305	352,637
Treasury Wine Estates Ltd.	8,209	63,491
Vicinity Centres unit	47,001	57,388
Washington H. Soul Pattinson & Co. Ltd.	1,145	26,700
Wesfarmers Ltd.	13,276	553,392
Westpac Banking Corp.	42,205	813,319
WiseTech Global Ltd.	1,609	38,957
Woodside Petroleum Ltd.	11,376	200,334
Woolworths Group Ltd.	14,831	449,005

TOTAL AUSTRALIA		13,603,750

Austria - 0.2%
Erste Group Bank AG	3,198	113,806
OMV AG	1,681	82,880
Raiffeisen International Bank-Holding AG	1,631	35,668
Verbund AG	779	63,967
Voestalpine AG	1,501	65,145

TOTAL AUSTRIA		361,466

Bailiwick of Jersey - 0.7%
Experian PLC	10,733	413,774
Ferguson PLC	2,635	332,320
Glencore Xstrata PLC	116,996	476,574
WPP PLC	14,585	196,637

TOTAL BAILIWICK OF JERSEY		1,419,305

Belgium - 0.9%
Ageas	1,999	121,030
Anheuser-Busch InBev SA NV	8,893	629,914
Colruyt NV	604	35,821
Elia System Operator SA/NV	393	42,524
Galapagos Genomics NV (a)	473	36,826
Groupe Bruxelles Lambert SA	1,298	141,976
KBC Groep NV	2,931	227,708
Proximus	1,683	35,875
Sofina SA	188	71,468
Solvay SA Class A	846	107,610
UCB SA	1,503	139,246
Umicore SA	2,321	141,030

TOTAL BELGIUM		1,731,028

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	7,581	46,456
Hongkong Land Holdings Ltd.	13,330	65,984
Jardine Matheson Holdings Ltd.	2,575	173,143

TOTAL BERMUDA		285,583

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	3,614	54,807
Budweiser Brewing Co. APAC Ltd. (b)	20,280	64,095
CK Asset Holdings Ltd.	30,377	190,644
CK Hutchison Holdings Ltd.	31,556	258,777
ESR Cayman Ltd. (a)(b)	21,023	71,856
Melco Crown Entertainment Ltd. sponsored ADR (a)	2,361	45,544
Sands China Ltd. (a)	28,862	137,106
WH Group Ltd. (b)	109,577	95,784
Wharf Real Estate Investment Co. Ltd.	19,814	114,021
Wynn Macau Ltd. (a)	19,403	37,319
Xinyi Glass Holdings Ltd.	21,050	74,658

TOTAL CAYMAN ISLANDS		1,144,611

Denmark - 2.4%
A.P. Moller - Maersk A/S:
Series A	36	84,683
Series B	73	181,597
Ambu A/S Series B	1,864	104,450
Carlsberg A/S Series B	1,219	213,927
Christian Hansen Holding A/S (a)	1,201	110,403
Coloplast A/S Series B	1,396	231,233
Danske Bank A/S	8,162	155,774
Demant A/S (a)	1,205	60,431
DSV Panalpina A/S	2,424	540,613
Genmab A/S (a)	772	283,319
GN Store Nord A/S	1,461	131,895
H Lundbeck A/S	756	23,320
Novo Nordisk A/S Series B	20,120	1,484,202
Novozymes A/S Series B	2,461	175,183
ORSTED A/S (b)	2,213	322,787
Pandora A/S	1,178	133,695
Rockwool International A/S Series B	92	41,304
Tryg A/S	3,887	88,952
Vestas Wind Systems A/S	11,525	481,093

TOTAL DENMARK		4,848,861

Finland - 1.2%
Elisa Corp. (A Shares)	1,634	92,704
Fortum Corp.	5,235	137,519
Kesko Oyj	3,117	94,959
Kone OYJ (B Shares)	3,964	311,392
Neste Oyj	4,967	300,967
Nokia Corp. (a)	66,120	313,208
Nordea Bank ABP (Stockholm Stock Exchange)	37,847	392,268
Orion Oyj (B Shares)	1,315	58,227
Sampo Oyj (A Shares)	5,542	263,250
Stora Enso Oyj (R Shares)	6,859	131,362
UPM-Kymmene Corp.	6,266	245,209
Wartsila Corp.	4,911	63,382

TOTAL FINLAND		2,404,447

France - 10.2%
Accor SA (a)	2,097	84,382
Aeroports de Paris SA	359	46,053
Air Liquide SA	5,530	931,265
Alstom SA (a)	3,111	169,897
Amundi SA (b)	724	64,499
Arkema SA	789	98,652
Atos Origin SA	1,127	76,716
AXA SA	22,571	637,519
bioMerieux SA	488	58,036
BNP Paribas SA	13,138	842,379
Bollore SA	10,696	54,009
Bouygues SA	2,613	111,962
Bureau Veritas SA	3,352	100,225
Capgemini SA	1,888	345,925
Carrefour SA	7,218	139,757
CNP Assurances	2,114	37,018
Compagnie de St. Gobain	5,959	375,984
Compagnie Generale des Etablissements Michelin SCA Series B	1,984	287,086
Covivio	628	56,022
Credit Agricole SA	13,519	209,211
Danone SA	7,232	510,504
Dassault Aviation SA	28	30,499
Dassault Systemes SA	1,544	358,168
Edenred SA	2,916	165,297
EDF SA	7,040	102,582
Eiffage SA	950	104,072
ENGIE	21,373	317,856
Essilor International SA	3,329	553,917
Eurazeo SA	432	35,992
Faurecia SA	1,475	79,622
Gecina SA	529	77,368
Getlink SE	5,053	80,372
Hermes International SCA	369	463,150
Iliad SA	183	33,222
Ipsen SA	406	39,264
Kering SA	885	709,150
Klepierre SA	2,298	60,947
L'Oreal SA	2,935	1,201,796
La Francaise des Jeux SAEM (b)	1,066	54,622
Legrand SA	3,131	304,904
LVMH Moet Hennessy Louis Vuitton SE	3,238	2,439,349
Natixis SA	11,170	54,576
Orange SA	23,389	291,268
Orpea (a)	592	76,191
Pernod Ricard SA	2,453	503,415
Publicis Groupe SA	2,653	171,790
Remy Cointreau SA	277	55,348
Renault SA	2,187	88,148
Safran SA	3,744	559,012
Sanofi SA	13,232	1,387,274
Sartorius Stedim Biotech	323	148,341
Schneider Electric SA	6,285	1,002,809
SCOR SE	1,897	61,373
SEB SA	303	55,189
Societe Generale Series A	9,512	270,590
Sodexo SA (a)	1,011	101,006
SR Teleperformance SA	689	265,983
Suez Environnement SA	3,942	94,122
Thales SA	1,223	124,656
Total SA	29,472	1,302,598
Ubisoft Entertainment SA (a)	1,096	82,249
Valeo SA	2,609	84,502
Veolia Environnement SA	6,341	201,946
VINCI SA	6,089	668,145
Vivendi SA	9,713	338,646
Wendel SA	301	40,060
Worldline SA/France (a)(b)	2,783	273,123

TOTAL FRANCE		20,751,610

Germany - 8.3%
adidas AG	2,226	687,384
Allianz SE	4,811	1,251,663
BASF AG	10,733	865,584
Bayer AG	11,487	743,267
Bayerische Motoren Werke AG (BMW)	3,834	384,426
Bechtle AG	304	61,895
Beiersdorf AG	1,196	134,993
Brenntag AG	1,834	164,664
Carl Zeiss Meditec AG	460	81,047
Commerzbank AG	11,436	75,495
Continental AG	1,289	174,195
Covestro AG (b)	2,170	141,975
Daimler AG (Germany)	9,996	889,910
Delivery Hero AG (a)(b)	1,520	241,311
Deutsche Bank AG (a)	23,014	321,122
Deutsche Borse AG	2,222	382,812
Deutsche Lufthansa AG (a)(c)	3,468	44,771
Deutsche Post AG	11,598	683,090
Deutsche Telekom AG	38,985	750,268
Deutsche Wohnen AG (Bearer)	4,026	217,812
E.ON AG	26,468	319,039
Evonik Industries AG	2,399	83,988
Fresenius Medical Care AG & Co. KGaA	2,504	199,384
Fresenius SE & Co. KGaA	4,915	241,562
GEA Group AG	1,820	79,887
Hannover Reuck SE	714	132,023
HeidelbergCement AG	1,767	161,920
HelloFresh AG (a)	1,734	143,844
Henkel AG & Co. KGaA	1,168	116,130
Hochtief AG	268	25,125
Infineon Technologies AG	15,255	611,734
KION Group AG	823	82,065
Knorr-Bremse AG	826	101,292
Lanxess AG	954	70,216
LEG Immobilien AG	826	114,897
Merck KGaA	1,517	266,550
MTU Aero Engines AG	626	157,973
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,639	474,198
Nemetschek Se	692	51,581
Puma AG	1,118	117,906
Rational AG	58	48,365
RWE AG	7,535	285,719
SAP SE	12,192	1,707,133
Scout24 AG (b)	1,229	102,159
Siemens AG	8,937	1,491,004
Siemens Healthineers AG (b)	3,142	179,354
Symrise AG	1,520	196,265
TeamViewer AG (a)(b)	1,832	87,132
Telefonica Deutschland Holding AG	11,155	32,428
Uniper SE	2,303	84,005
United Internet AG	1,186	49,920
Volkswagen AG	374	118,795
Vonovia SE	6,303	414,050
Vonovia SE rights 5/20/21 (a)(d)	6,303	12,806
Zalando SE (a)(b)	1,808	188,109

TOTAL GERMANY		16,846,242

Hong Kong - 2.5%
AIA Group Ltd.	141,245	1,792,763
Bank of East Asia Ltd.	14,501	30,467
BOC Hong Kong (Holdings) Ltd.	43,210	152,419
CLP Holdings Ltd.	19,236	189,873
Galaxy Entertainment Group Ltd.	25,635	225,733
Hang Lung Properties Ltd.	24,400	66,593
Hang Seng Bank Ltd.	8,976	176,221
Henderson Land Development Co. Ltd.	17,140	76,237
Hong Kong & China Gas Co. Ltd.	125,236	200,885
Hong Kong Exchanges and Clearing Ltd.	14,067	851,146
Link (REIT)	24,410	230,815
MTR Corp. Ltd.	17,611	98,170
New World Development Co. Ltd.	17,305	91,563
PCCW Ltd.	46,281	26,811
Power Assets Holdings Ltd.	15,803	97,144
Sino Land Ltd.	38,748	57,565
SJM Holdings Ltd.	21,285	27,621
Sun Hung Kai Properties Ltd.	15,180	229,232
Swire Pacific Ltd. (A Shares)	5,856	47,382
Swire Properties Ltd.	12,965	38,723
Techtronic Industries Co. Ltd.	16,292	296,990

TOTAL HONG KONG		5,004,353

Ireland - 0.8%
CRH PLC	9,175	432,915
DCC PLC (United Kingdom)	1,121	97,286
Flutter Entertainment PLC (Ireland)	1,909	389,822
James Hardie Industries PLC CDI	5,255	173,667
Kerry Group PLC Class A	1,864	241,579
Kingspan Group PLC (Ireland)	1,807	160,893
Smurfit Kappa Group PLC	2,872	146,954

TOTAL IRELAND		1,643,116

Isle of Man - 0.1%
Entain PLC (a)	6,870	160,486
Israel - 0.6%
Azrieli Group	473	33,272
Bank Hapoalim BM (Reg.) (a)	13,124	104,641
Bank Leumi le-Israel BM (a)	16,753	118,001
Check Point Software Technologies Ltd. (a)	1,316	153,722
CyberArk Software Ltd. (a)	442	62,101
Elbit Systems Ltd. (Israel)	317	43,612
Icl Group Ltd.	7,774	49,899
Israel Discount Bank Ltd. (Class A)	14,083	63,644
Mizrahi Tefahot Bank Ltd. (a)	1,710	48,168
NICE Systems Ltd. (a)	737	178,059
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	12,895	137,977
Wix.com Ltd. (a)	653	207,576

TOTAL ISRAEL		1,200,672

Italy - 1.8%
Amplifon SpA	1,381	58,327
Assicurazioni Generali SpA	13,013	261,035
Atlantia SpA (a)	5,636	109,939
Davide Campari-Milano NV	6,683	78,836
DiaSorin SpA	299	50,776
Enel SpA	95,032	943,604
Eni SpA	29,857	355,624
FinecoBank SpA	6,965	119,911
Infrastrutture Wireless Italiane SpA (b)	3,786	44,152
Intesa Sanpaolo SpA	193,453	539,330
Mediobanca SpA (a)	7,108	80,346
Moncler SpA	2,304	141,325
Nexi SpA (a)(b)	5,007	95,953
Poste Italiane SpA (b)	5,954	78,024
Prysmian SpA	2,751	86,158
Recordati SpA	1,194	65,803
Snam Rete Gas SpA	24,151	135,886
Telecom Italia SpA	96,261	52,808
Telecom Italia SpA (Risparmio Shares)	67,608	39,665
Terna SpA	17,061	125,736
UniCredit SpA	24,919	256,508

TOTAL ITALY		3,719,746

Japan - 22.9%
ABC-MART, Inc.	359	19,216
ACOM Co. Ltd.	4,126	17,706
Advantest Corp.	2,333	221,581
AEON Co. Ltd.	7,691	209,886
AEON MALL Co. Ltd.	1,071	16,993
AGC, Inc.	2,194	99,974
Air Water, Inc.	2,006	33,222
Aisin Seiki Co. Ltd.	1,974	76,041
Ajinomoto Co., Inc.	5,383	107,694
Alfresa Holdings Corp.	2,106	37,711
Amada Co. Ltd.	3,751	40,602
Ana Holdings, Inc. (a)	1,863	42,701
Asahi Group Holdings	5,362	223,969
ASAHI INTECC Co. Ltd.	2,226	59,922
Asahi Kasei Corp.	14,893	156,915
Astellas Pharma, Inc.	21,913	329,814
Azbil Corp.	1,407	56,903
Bandai Namco Holdings, Inc.	2,337	171,624
Bank of Kyoto Ltd.	690	36,997
Bridgestone Corp.	6,284	251,670
Brother Industries Ltd.	2,474	52,314
Calbee, Inc.	939	22,502
Canon, Inc.	11,771	279,916
Capcom Co. Ltd.	2,094	68,018
Casio Computer Co. Ltd.	2,126	37,563
Central Japan Railway Co.	1,740	254,496
Chiba Bank Ltd.	5,805	36,225
Chubu Electric Power Co., Inc.	7,395	89,350
Chugai Pharmaceutical Co. Ltd.	7,922	297,265
Chugoku Electric Power Co., Inc.	3,195	35,666
Coca-Cola West Co. Ltd.	1,351	21,571
Concordia Financial Group Ltd.	12,726	47,741
Cosmos Pharmaceutical Corp.	234	33,594
CyberAgent, Inc.	4,672	96,099
Dai Nippon Printing Co. Ltd.	2,905	57,707
Dai-ichi Mutual Life Insurance Co.	12,711	228,598
Daifuku Co. Ltd.	1,170	115,833
Daiichi Sankyo Kabushiki Kaisha	19,946	508,642
Daikin Industries Ltd.	2,917	588,402
Daito Trust Construction Co. Ltd.	809	86,015
Daiwa House Industry Co. Ltd.	6,650	196,841
Daiwa House REIT Investment Corp.	22	59,001
Daiwa Securities Group, Inc.	16,656	88,713
DENSO Corp.	5,122	330,828
Dentsu Group, Inc.	2,463	75,722
Disco Corp.	348	112,720
East Japan Railway Co.	3,502	239,651
Eisai Co. Ltd.	2,921	190,537
ENEOS Holdings, Inc.	36,714	158,291
FANUC Corp.	2,221	511,458
Fast Retailing Co. Ltd.	697	572,128
Fuji Electric Co. Ltd.	1,411	64,230
Fujifilm Holdings Corp.	4,200	272,352
Fujitsu Ltd.	2,328	370,746
Fukuoka Financial Group, Inc.	1,888	32,132
GLP J-REIT	47	78,785
GMO Payment Gateway, Inc.	469	59,864
Hakuhodo DY Holdings, Inc.	2,580	43,460
Hamamatsu Photonics K.K.	1,641	95,196
Hankyu Hanshin Holdings, Inc.	2,775	87,346
Harmonic Drive Systems, Inc.	464	31,290
Hikari Tsushin, Inc.	290	58,324
Hino Motors Ltd.	3,279	27,453
Hirose Electric Co. Ltd.	353	56,233
Hisamitsu Pharmaceutical Co., Inc.	585	34,043
Hitachi Construction Machinery Co. Ltd.	1,183	36,316
Hitachi Ltd.	11,325	557,597
Hitachi Metals Ltd.	2,447	47,467
Honda Motor Co. Ltd.	19,038	567,710
Hoshizaki Corp.	584	51,833
Hoya Corp.	4,428	503,817
Hulic Co. Ltd.	3,300	37,562
Ibiden Co. Ltd.	1,177	55,786
Idemitsu Kosan Co. Ltd.	2,207	52,848
Iida Group Holdings Co. Ltd.	1,637	39,888
INPEX Corp.	11,710	79,931
Isuzu Motors Ltd.	6,626	67,054
ITO EN Ltd.	589	32,605
Itochu Corp.	15,750	491,134
ITOCHU Techno-Solutions Corp.	1,065	36,932
Japan Airlines Co. Ltd. (a)	1,537	32,641
Japan Airport Terminal Co. Ltd.	684	30,730
Japan Exchange Group, Inc.	6,063	142,102
Japan Post Bank Co. Ltd.	4,462	40,786
Japan Post Holdings Co. Ltd.	18,503	155,351
Japan Post Insurance Co. Ltd.	2,667	51,393
Japan Real Estate Investment Corp.	15	93,055
Japan Retail Fund Investment Corp.	85	83,763
Japan Tobacco, Inc.	14,108	263,855
JFE Holdings, Inc.	5,620	73,946
JSR Corp.	2,441	75,158
Kajima Corp.	5,454	75,355
Kakaku.com, Inc.	1,524	41,415
Kansai Electric Power Co., Inc.	8,080	79,994
Kansai Paint Co. Ltd.	2,091	52,672
Kao Corp.	5,706	365,833
KDDI Corp.	18,900	571,337
Keihan Electric Railway Co., Ltd.	1,063	38,760
Keikyu Corp.	2,777	35,522
Keio Corp.	1,173	76,204
Keisei Electric Railway Co.	1,419	44,275
Keyence Corp.	2,105	1,011,571
Kikkoman Corp.	1,742	106,952
Kintetsu Group Holdings Co. Ltd.	1,987	71,179
Kirin Holdings Co. Ltd.	9,774	183,380
Kobayashi Pharmaceutical Co. Ltd.	581	51,832
Kobe Bussan Co. Ltd.	1,405	37,564
Koito Manufacturing Co. Ltd.	1,272	79,260
Komatsu Ltd.	10,268	301,927
Konami Holdings Corp.	1,055	62,939
Kose Corp.	356	53,617
Kubota Corp.	12,043	283,196
Kuraray Co. Ltd.	3,567	38,741
Kurita Water Industries Ltd.	1,165	53,725
Kyocera Corp.	3,738	227,003
Kyowa Hakko Kirin Co., Ltd.	3,047	92,561
Kyushu Electric Power Co., Inc.	4,637	42,344
Kyushu Railway Co.	1,653	37,086
Lasertec Corp.	925	163,688
Lawson, Inc.	585	26,228
Lion Corp.	2,477	46,462
LIXIL Group Corp.	3,143	85,153
M3, Inc.	5,138	356,214
Makita Corp.	2,573	115,713
Marubeni Corp.	19,572	162,715
Marui Group Co. Ltd.	2,118	39,651
Mazda Motor Corp.	6,772	52,421
McDonald's Holdings Co. (Japan) Ltd.	714	32,600
Medipal Holdings Corp.	1,996	36,673
Meiji Holdings Co. Ltd.	1,291	79,971
Mercari, Inc. (a)	1,043	51,534
Minebea Mitsumi, Inc.	4,311	108,120
Misumi Group, Inc.	3,267	92,070
Mitsubishi Chemical Holdings Corp.	14,647	109,025
Mitsubishi Corp.	15,635	432,040
Mitsubishi Electric Corp.	21,356	328,674
Mitsubishi Estate Co. Ltd.	13,984	229,740
Mitsubishi Gas Chemical Co., Inc.	1,770	40,926
Mitsubishi Heavy Industries Ltd.	3,812	113,254
Mitsubishi UFJ Financial Group, Inc.	142,921	760,354
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,678	43,979
Mitsui & Co. Ltd.	19,129	403,181
Mitsui Chemicals, Inc.	2,110	66,414
Mitsui Fudosan Co. Ltd.	10,741	232,923
Miura Co. Ltd.	1,050	55,051
Mizuho Financial Group, Inc.	28,299	397,465
MonotaRO Co. Ltd.	2,822	72,041
MS&AD Insurance Group Holdings, Inc.	5,243	148,477
Murata Manufacturing Co. Ltd.	6,761	537,550
Nabtesco Corp.	1,287	57,879
Nagoya Railroad Co. Ltd.	2,213	50,744
NEC Corp.	3,035	176,618
Nexon Co. Ltd.	5,714	189,526
NGK Insulators Ltd.	2,841	51,756
NGK Spark Plug Co. Ltd.	1,658	27,671
NH Foods Ltd.	939	41,885
Nidec Corp.	5,249	606,097
Nihon M&A Center, Inc.	3,496	91,614
Nintendo Co. Ltd.	1,287	738,292
Nippon Building Fund, Inc.	17	111,685
Nippon Express Co. Ltd.	823	62,879
Nippon Paint Holdings Co. Ltd.	8,705	124,414
Nippon Prologis REIT, Inc.	26	83,503
Nippon Sanso Holdings Corp.	1,650	31,010
Nippon Shinyaku Co. Ltd.	575	38,723
Nippon Steel & Sumitomo Metal Corp.	9,482	165,451
Nippon Telegraph & Telephone Corp.	15,045	379,328
Nippon Yusen KK	1,755	68,890
Nissan Chemical Corp.	1,407	72,352
Nissan Motor Co. Ltd. (a)	27,264	136,864
Nisshin Seifun Group, Inc.	2,520	40,628
Nissin Food Holdings Co. Ltd.	706	50,064
Nitori Holdings Co. Ltd.	935	167,768
Nitto Denko Corp.	1,863	154,440
Nomura Holdings, Inc.	36,885	198,263
Nomura Real Estate Holdings, Inc.	1,293	31,825
Nomura Real Estate Master Fund, Inc.	49	77,475
Nomura Research Institute Ltd.	3,739	115,122
NSK Ltd.	3,908	35,973
NTT Data Corp.	7,445	115,670
Obayashi Corp.	7,593	69,267
OBIC Co. Ltd.	816	157,764
Odakyu Electric Railway Co. Ltd.	3,393	91,740
Oji Holdings Corp.	9,855	62,129
Olympus Corp.	13,653	280,768
OMRON Corp.	2,211	167,712
Ono Pharmaceutical Co. Ltd.	4,221	106,249
Oracle Corp. Japan	464	43,517
Oriental Land Co. Ltd.	2,334	330,484
ORIX Corp.	15,404	247,713
ORIX JREIT, Inc.	31	54,688
Osaka Gas Co. Ltd.	4,536	87,491
Otsuka Corp.	1,175	59,239
Otsuka Holdings Co. Ltd.	4,654	178,895
Pan Pacific International Holdings Ltd.	4,694	101,147
Panasonic Corp.	25,909	304,224
PeptiDream, Inc. (a)	1,059	45,397
Persol Holdings Co. Ltd.	2,000	36,765
Pigeon Corp.	1,291	43,766
Pola Orbis Holdings, Inc.	948	24,574
Rakuten Group, Inc.	10,146	128,949
Recruit Holdings Co. Ltd.	15,873	715,674
Renesas Electronics Corp. (a)	8,803	102,698
Resona Holdings, Inc.	24,677	101,381
Ricoh Co. Ltd.	7,625	81,071
Rinnai Corp.	462	46,416
ROHM Co. Ltd.	1,046	103,652
Ryohin Keikaku Co. Ltd.	2,704	56,905
Santen Pharmaceutical Co. Ltd.	4,109	52,636
SBI Holdings, Inc. Japan	2,897	81,908
SCSK Corp.	586	33,994
Secom Co. Ltd.	2,449	203,377
Sega Sammy Holdings, Inc.	1,890	27,133
Seibu Holdings, Inc.	2,362	25,416
Seiko Epson Corp.	3,344	56,850
Sekisui Chemical Co. Ltd.	4,098	71,318
Sekisui House Ltd.	7,334	148,237
Seven & i Holdings Co. Ltd.	8,859	380,899
SG Holdings Co. Ltd.	3,837	87,209
Sharp Corp.	2,360	39,884
Shimadzu Corp.	2,574	90,086
Shimamura Co. Ltd.	235	23,266
SHIMANO, Inc.	924	211,660
SHIMIZU Corp.	6,823	55,875
Shin-Etsu Chemical Co. Ltd.	4,194	708,018
Shinsei Bank Ltd.	1,659	24,151
Shionogi & Co. Ltd.	3,041	160,319
Shiseido Co. Ltd.	4,669	338,694
Shizuoka Bank Ltd.	5,499	42,114
SMC Corp.	696	404,074
SoftBank Corp.	33,713	434,793
SoftBank Group Corp.	18,324	1,651,187
Sohgo Security Services Co., Ltd.	821	35,983
Sompo Holdings, Inc.	3,859	143,357
Sony Group Corp.	14,713	1,470,990
Square Enix Holdings Co. Ltd.	1,055	58,692
Stanley Electric Co. Ltd.	1,611	46,138
Subaru Corp.	7,028	130,380
Sumco Corp.	2,949	76,417
Sumitomo Chemical Co. Ltd.	17,026	86,774
Sumitomo Corp.	14,075	191,633
Sumitomo Dainippon Pharma Co., Ltd.	1,935	33,551
Sumitomo Electric Industries Ltd.	8,944	133,067
Sumitomo Metal Mining Co. Ltd.	2,686	114,012
Sumitomo Mitsui Financial Group, Inc.	15,287	537,013
Sumitomo Mitsui Trust Holdings, Inc.	4,055	138,024
Sumitomo Realty & Development Co. Ltd.	3,622	120,601
Sundrug Co. Ltd.	819	27,914
Suntory Beverage & Food Ltd.	1,732	58,478
Suzuken Co. Ltd.	712	25,636
Suzuki Motor Corp.	4,318	163,846
Sysmex Corp.	1,980	197,928
T&D Holdings, Inc.	6,196	75,912
Taiheiyo Cement Corp.	1,303	32,655
Taisei Corp.	2,316	85,401
Taisho Pharmaceutical Holdings Co. Ltd.	414	24,395
Takeda Pharmaceutical Co. Ltd.	18,478	617,175
TDK Corp.	1,517	206,125
TECMO KOEI HOLDINGS CO., LTD.	748	33,434
Teijin Ltd.	1,926	31,686
Terumo Corp.	7,580	286,582
THK Co. Ltd.	1,506	51,330
TIS, Inc.	2,772	68,862
Tobu Railway Co. Ltd.	2,215	56,951
Toho Co. Ltd.	1,290	51,345
Toho Gas Co. Ltd.	825	45,821
Tohoku Electric Power Co., Inc.	4,997	44,031
Tokio Marine Holdings, Inc.	7,356	352,016
Tokyo Century Corp.	473	29,214
Tokyo Electric Power Co., Inc. (a)	16,525	48,839
Tokyo Electron Ltd.	1,750	773,721
Tokyo Gas Co. Ltd.	4,315	87,374
Tokyu Corp.	5,717	73,496
Tokyu Fudosan Holdings Corp.	6,676	37,079
Toppan Printing Co. Ltd.	3,038	51,787
Toray Industries, Inc.	15,802	98,204
Toshiba Corp.	4,444	183,591
Tosoh Corp.	3,227	57,223
Toto Ltd.	1,635	84,824
Toyo Suisan Kaisha Ltd.	1,047	42,679
Toyoda Gosei Co. Ltd.	704	17,199
Toyota Industries Corp.	1,741	139,388
Toyota Motor Corp.	24,758	1,852,497
Toyota Tsusho Corp.	2,457	103,864
Trend Micro, Inc.	1,520	72,321
Tsuruha Holdings, Inc.	460	53,117
Unicharm Corp.	4,774	185,386
United Urban Investment Corp.	33	49,338
USS Co. Ltd.	2,768	50,173
Welcia Holdings Co. Ltd.	1,055	32,917
West Japan Railway Co.	1,870	103,210
Yakult Honsha Co. Ltd.	1,514	73,698
Yamada Holdings Co. Ltd.	9,015	44,873
Yamaha Corp.	1,523	82,916
Yamaha Motor Co. Ltd.	3,172	79,206
Yamato Holdings Co. Ltd.	3,312	93,490
Yamazaki Baking Co. Ltd.	1,302	20,622
Yaskawa Electric Corp.	2,798	129,032
Yokogawa Electric Corp.	2,779	50,449
Z Holdings Corp.	31,317	144,708
ZOZO, Inc.	1,182	39,908

TOTAL JAPAN		46,572,093

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	8,432	245,831
Aroundtown SA	11,420	87,925
Eurofins Scientific SA (a)	1,564	154,844
SES SA (France) (depositary receipt)	4,256	32,256
Tenaris SA	5,277	56,585

TOTAL LUXEMBOURG		577,441

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	28,754	28,799
HKT Trust/HKT Ltd. unit	44,292	64,319

TOTAL MULTI-NATIONAL		93,118

Netherlands - 5.3%
ABN AMRO Group NV GDR (a)(b)	5,014	64,790
Adyen BV (a)(b)	213	524,213
AEGON NV	20,370	94,401
Airbus Group NV	6,868	825,944
Akzo Nobel NV	2,271	272,813
Argenx SE (a)	532	152,874
ASM International NV (Netherlands)	556	169,051
ASML Holding NV (Netherlands)	4,964	3,222,341
CNH Industrial NV	12,001	178,477
EXOR NV	1,235	101,440
Ferrari NV	1,475	315,917
Heineken Holding NV	1,361	135,155
Heineken NV (Bearer)	3,030	351,313
ING Groep NV (Certificaten Van Aandelen)	45,598	582,514
JDE Peet's BV	810	31,474
Just Eat Takeaway.com NV (a)(b)	1,486	153,643
Koninklijke Ahold Delhaize NV	12,887	346,814
Koninklijke DSM NV	2,018	361,980
Koninklijke KPN NV	42,273	145,826
Koninklijke Philips Electronics NV	10,642	601,732
Koninklijke Vopak NV	773	35,408
NN Group NV	3,500	174,921
Prosus NV	5,692	617,762
QIAGEN NV (Germany) (a)	2,714	132,246
Randstad NV	1,354	97,801
Stellantis NV (Italy)	23,945	397,964
STMicroelectronics NV (France)	7,442	277,968
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,623	133,836
Wolters Kluwer NV	3,142	284,292
Wolters Kluwer NV rights (a)(d)	3,142	3,362

TOTAL NETHERLANDS		10,788,272

New Zealand - 0.3%
Auckland International Airport Ltd.	14,330	77,832
Fisher & Paykel Healthcare Corp.	6,800	174,936
Mercury Nz Ltd.	7,686	38,171
Meridian Energy Ltd.	15,296	58,341
Ryman Healthcare Group Ltd.	4,592	46,629
Spark New Zealand Ltd.	21,852	68,804
The a2 Milk Co. Ltd. (a)	8,465	46,340
Xero Ltd. (a)	1,433	156,270

TOTAL NEW ZEALAND		667,323

Norway - 0.6%
Adevinta ASA Class B (a)	2,735	50,107
DNB ASA	10,906	233,893
Equinor ASA	11,500	234,172
Gjensidige Forsikring ASA	2,425	55,192
Mowi ASA	5,198	128,389
Norsk Hydro ASA	15,289	97,357
Orkla ASA	8,588	87,655
Schibsted ASA:
(A Shares)	883	44,489
(B Shares)	1,093	47,927
Telenor ASA	8,318	148,343
Yara International ASA	1,985	103,662

TOTAL NORWAY		1,231,186

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	22,483	65,815
Portugal - 0.1%
Energias de Portugal SA	32,969	183,202
Galp Energia SGPS SA Class B	5,717	65,830
Jeronimo Martins SGPS SA	2,750	50,221

TOTAL PORTUGAL		299,253

Singapore - 1.1%
Ascendas Real Estate Investment Trust	37,251	87,057
CapitaLand Ltd.	30,653	85,688
CapitaMall Trust	52,137	84,234
City Developments Ltd.	4,968	29,455
DBS Group Holdings Ltd.	21,034	472,761
Genting Singapore Ltd.	66,494	43,222
Keppel Corp. Ltd.	16,816	68,490
Mapletree Commercial Trust	27,777	45,712
Mapletree Logistics Trust (REIT)	31,843	47,618
Oversea-Chinese Banking Corp. Ltd.	39,288	360,183
Singapore Airlines Ltd. (a)	16,262	61,632
Singapore Exchange Ltd.	9,789	76,870
Singapore Technologies Engineering Ltd.	19,093	55,382
Singapore Telecommunications Ltd.	96,262	180,842
Suntec (REIT)	21,616	24,853
United Overseas Bank Ltd.	13,766	275,061
UOL Group Ltd.	5,144	29,764
Venture Corp. Ltd.	3,257	49,317
Wilmar International Ltd.	22,022	86,384

TOTAL SINGAPORE		2,164,525

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	2,692	87,805
Aena Sme SA (a)(b)	803	139,694
Amadeus IT Holding SA Class A (a)	5,271	358,945
Banco Bilbao Vizcaya Argentaria SA	77,979	437,861
Banco Santander SA (Spain)	202,604	783,112
CaixaBank SA	52,082	166,609
Cellnex Telecom SA (b)	5,175	292,666
Enagas SA	2,850	62,087
Endesa SA	3,603	94,691
Ferrovial SA	5,729	162,825
Grifols SA	3,395	92,041
Iberdrola SA	71,482	966,005
Industria de Diseno Textil SA	12,744	453,822
Naturgy Energy Group SA	3,301	84,651
Red Electrica Corporacion SA	4,937	90,665
Repsol SA	17,679	211,022
Siemens Gamesa Renewable Energy SA	2,709	98,033
Telefonica SA	59,375	275,163

TOTAL SPAIN		4,857,697

Sweden - 3.3%
Alfa Laval AB (c)	3,580	121,116
ASSA ABLOY AB (B Shares)	11,715	333,922
Atlas Copco AB:
(A Shares)	7,946	481,516
(B Shares)	4,408	228,847
Boliden AB (c)	3,116	121,393
Electrolux AB (B Shares)	2,581	72,440
Epiroc AB:
(A Shares)	7,640	165,605
(B Shares)	4,621	90,667
EQT AB	2,709	91,617
Ericsson (B Shares)	34,097	468,293
Essity AB (B Shares)	7,140	233,036
Evolution Gaming Group AB (b)	1,877	370,719
Fastighets AB Balder (a)	1,236	71,206
H&M Hennes & Mauritz AB (B Shares)	9,410	232,095
Hexagon AB (B Shares)	3,284	313,211
Husqvarna AB (B Shares)	4,994	69,522
ICA Gruppen AB (c)	1,207	55,605
Industrivarden AB:
(A Shares) (c)	1,190	45,657
(C Shares)	1,858	67,072
Investor AB (B Shares)	5,290	449,230
Kinnevik AB (B Shares)	2,846	157,335
L E Lundbergforetagen AB	937	53,549
Latour Investment AB (B Shares)	1,775	54,305
Lundin Petroleum AB	2,122	67,980
Nibe Industrier AB (B Shares)	3,557	130,170
Sandvik AB (c)	13,167	325,537
Securitas AB (B Shares)	3,815	65,096
Skandinaviska Enskilda Banken AB (A Shares)	19,062	244,649
Skanska AB (B Shares)	3,881	105,259
SKF AB (B Shares)	4,486	115,839
Svenska Cellulosa AB SCA (B Shares)	7,167	125,721
Svenska Handelsbanken AB (A Shares)	18,291	211,815
Swedbank AB (A Shares)	10,621	186,611
Swedish Match Co. AB	1,924	157,819
Tele2 AB (B Shares)	5,745	74,209
Telia Co. AB	29,413	121,744
Volvo AB (B Shares)	16,597	405,536

TOTAL SWEDEN		6,685,943

Switzerland - 9.0%
ABB Ltd. (Reg.)	21,516	698,886
Adecco SA (Reg.)	1,837	124,391
Alcon, Inc. (Switzerland)	5,753	431,514
Baloise Holdings AG	533	90,112
Banque Cantonale Vaudoise	337	34,355
Barry Callebaut AG	42	92,715
Clariant AG (Reg.)	2,175	45,524
Coca-Cola HBC AG	2,289	79,094
Compagnie Financiere Richemont SA Series A	6,100	626,023
Credit Suisse Group AG	28,590	298,845
Credit Suisse Group AG rights 5/6/21 (a)(e)	28,590	0
Ems-Chemie Holding AG	94	87,747
Geberit AG (Reg.)	436	286,640
Givaudan SA	108	452,222
Julius Baer Group Ltd.	2,632	165,651
Kuehne & Nagel International AG	633	189,224
LafargeHolcim Ltd. (Reg.)	6,129	377,840
Lindt & Spruengli AG	1	98,768
Lindt & Spruengli AG (participation certificate)	11	102,020
Logitech International SA (Reg.)	1,930	216,405
Lonza Group AG	869	552,436
Nestle SA (Reg. S)	33,610	4,010,715
Novartis AG	25,918	2,211,749
Partners Group Holding AG	219	311,744
Roche Holding AG:
(Bearer)	379	131,638
(participation certificate)	8,198	2,673,826
Schindler Holding AG:
(participation certificate)	474	134,843
(Reg.)	237	65,916
SGS SA (Reg.)	71	209,910
Siemens Energy AG (a)	4,686	156,618
Sika AG	1,662	495,734
Sonova Holding AG Class B	644	190,467
Straumann Holding AG	122	174,267
Swatch Group AG (Bearer)	335	102,563
Swatch Group AG (Bearer) (Reg.)	660	39,567
Swiss Life Holding AG	361	175,865
Swiss Prime Site AG	877	85,227
Swiss Re Ltd.	3,346	310,987
Swisscom AG	312	169,213
Temenos Group AG	784	115,121
UBS Group AG	42,776	652,237
Vifor Pharma AG	520	74,904
Zurich Insurance Group Ltd.	1,754	719,594

TOTAL SWITZERLAND		18,263,117

United Kingdom - 13.1%
3i Group PLC	11,452	202,758
Admiral Group PLC	2,192	94,723
Anglo American PLC (United Kingdom)	14,362	608,923
Antofagasta PLC	4,476	115,317
Ashtead Group PLC	5,294	340,048
Associated British Foods PLC	4,185	133,395
AstraZeneca PLC (United Kingdom)	15,331	1,631,892
Auto Trader Group PLC (a)(b)	11,026	86,803
Aveva Group PLC	1,362	65,458
Aviva PLC	46,102	254,868
BAE Systems PLC	37,730	263,553
Barclays PLC	203,006	491,472
Barratt Developments PLC	12,037	128,335
Berkeley Group Holdings PLC	1,428	91,251
BHP Group PLC	24,698	743,776
BP PLC	237,007	992,195
British American Tobacco PLC (United Kingdom)	26,810	994,741
British Land Co. PLC	10,043	71,901
BT Group PLC (a)	104,810	238,762
Bunzl PLC	3,979	127,873
Burberry Group PLC (a)	4,788	136,283
Coca-Cola European Partners PLC	2,404	136,595
Compass Group PLC (a)	20,904	454,751
Croda International PLC	1,651	154,227
Diageo PLC	27,313	1,226,119
Direct Line Insurance Group PLC	15,562	61,273
Evraz PLC	5,660	50,215
Fresnillo PLC	2,083	23,693
GlaxoSmithKline PLC	58,633	1,083,524
Halma PLC	4,477	160,015
Hargreaves Lansdown PLC	3,772	89,574
Hikma Pharmaceuticals PLC	1,978	66,654
HSBC Holdings PLC (United Kingdom)	237,834	1,484,968
Imperial Brands PLC	11,132	231,761
Informa PLC (a)	17,714	137,536
InterContinental Hotel Group PLC (a)	2,064	146,674
Intertek Group PLC	1,911	161,993
J Sainsbury PLC	20,227	66,400
JD Sports Fashion PLC (a)	6,132	77,776
Johnson Matthey PLC	2,203	98,880
Kingfisher PLC	24,037	118,663
Land Securities Group PLC	8,048	80,115
Legal & General Group PLC	70,026	263,436
Lloyds Banking Group PLC	828,167	519,327
London Stock Exchange Group PLC	3,694	377,518
M&G PLC	29,601	88,833
Melrose Industries PLC	57,316	128,946
Mondi PLC	5,742	155,824
National Grid PLC	41,151	518,731
NatWest Group PLC	56,877	154,429
Next PLC (a)	1,567	168,844
NMC Health PLC (a)	941	339
Ocado Group PLC (a)	5,703	165,162
Pearson PLC	8,568	98,293
Persimmon PLC	3,756	162,464
Phoenix Group Holdings PLC	6,274	61,641
Prudential PLC	30,485	645,498
Reckitt Benckiser Group PLC	8,314	740,259
RELX PLC:
rights (a)(d)	22,579	10,415
(London Stock Exchange)	22,579	586,079
Rentokil Initial PLC	21,830	150,862
Rio Tinto PLC	13,113	1,098,309
Rolls-Royce Holdings PLC	97,867	141,404
Royal Dutch Shell PLC:
Class A (United Kingdom)	46,592	876,688
Class B (United Kingdom)	44,713	800,080
RSA Insurance Group PLC	12,099	114,024
Sage Group PLC	12,891	113,584
Schroders PLC	1,414	70,457
Segro PLC	14,070	195,382
Severn Trent PLC	2,710	92,705
Smith & Nephew PLC	10,300	222,931
Smiths Group PLC	4,511	101,267
Spirax-Sarco Engineering PLC	867	141,469
SSE PLC	12,287	249,104
St. James's Place Capital PLC	6,354	119,474
Standard Chartered PLC (United Kingdom)	31,464	225,784
Standard Life PLC	25,098	96,186
Taylor Wimpey PLC	41,423	102,744
Tesco PLC	90,672	276,782
Unilever PLC	30,699	1,798,259
United Utilities Group PLC	7,739	103,515
Vodafone Group PLC	313,830	592,260
Whitbread PLC (a)	2,306	103,312
WM Morrison Supermarkets PLC	27,436	65,873

TOTAL UNITED KINGDOM		26,624,226

TOTAL COMMON STOCKS
(Cost $163,562,469)		194,015,285

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	712	58,379
Fuchs Petrolub AG	751	40,034
Henkel AG & Co. KGaA	2,131	244,824
Porsche Automobil Holding SE (Germany)	1,799	189,644
Sartorius AG (non-vtg.)	417	235,228
Volkswagen AG	2,176	566,908
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $903,596)		1,335,017

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.04% (f)	6,712,187	6,713,529
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	754,300	754,375
TOTAL MONEY MARKET FUNDS
(Cost $7,467,904)		7,467,904
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $171,933,969)		202,818,206
NET OTHER ASSETS (LIABILITIES) - 0.2%		358,958
NET ASSETS - 100%		$203,177,164

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	70	June 2021	$7,906,500	$121,678	$121,678

The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,737,463 or 1.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,445
Fidelity Securities Lending Cash Central Fund	1,587
Total	$3,032

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,216,262	$4,357,351	$5,858,911	$--
Consumer Discretionary	24,814,765	15,428,333	9,386,432	--
Consumer Staples	20,176,682	8,305,786	11,870,896	--
Energy	6,206,593	1,545,971	4,660,622	--
Financials	33,842,878	21,743,338	12,099,540	--
Health Care	23,321,064	9,743,873	13,577,191	--
Industrials	29,889,708	19,757,046	10,132,662	--
Information Technology	18,067,242	9,765,941	8,301,301	--
Materials	15,758,769	10,584,105	5,174,664	--
Real Estate	6,027,493	6,014,687	12,806	--
Utilities	7,028,846	4,106,233	2,922,613	--
Money Market Funds	7,467,904	7,467,904	--	--
Total Investments in Securities:	$202,818,206	$118,820,568	$83,997,638	$--
Derivative Instruments:
Assets
Futures Contracts	$121,678	$121,678	$--	$--
Total Assets	$121,678	$121,678	$--	$--
Total Derivative Instruments:	$121,678	$121,678	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$121,678	$0
Total Equity Risk	121,678	0
Total Value of Derivatives	$121,678	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $652,942) — See accompanying schedule: Unaffiliated issuers (cost $164,466,065)	$195,350,302
Fidelity Central Funds (cost $7,467,904)	7,467,904
Total Investment in Securities (cost $171,933,969)		$202,818,206
Segregated cash with brokers for derivative instruments		520,344
Foreign currency held at value (cost $210,160)		210,382
Receivable for investments sold		212
Receivable for fund shares sold		760,379
Dividends receivable		934,678
Distributions receivable from Fidelity Central Funds		1,507
Receivable from investment adviser for expense reductions		22,060
Other receivables		2,930
Total assets		205,270,698
Liabilities
Payable for investments purchased
Regular delivery	$15,666
Delayed delivery	26,583
Payable for fund shares redeemed	1,152,241
Payable for daily variation margin on futures contracts	103,980
Other payables and accrued expenses	40,689
Collateral on securities loaned	754,375
Total liabilities		2,093,534
Net Assets		$203,177,164
Net Assets consist of:
Paid in capital		$172,333,274
Total accumulated earnings (loss)		30,843,890
Net Assets		$203,177,164
Net Asset Value, offering price and redemption price per share ($203,177,164 ÷ 16,889,310 shares)		$12.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$2,572,434
Interest		112
Income from Fidelity Central Funds (including $1,587 from security lending)		3,032
Income before foreign taxes withheld		2,575,578
Less foreign taxes withheld		(235,682)
Total income		2,339,896
Expenses
Custodian fees and expenses	$37,036
Independent trustees' fees and expenses	342
Total expenses before reductions	37,378
Expense reductions	(25,889)
Total expenses after reductions		11,489
Net investment income (loss)		2,328,407
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(732,196)
Foreign currency transactions	40,642
Futures contracts	589,050
Total net realized gain (loss)		(102,504)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	35,743,905
Assets and liabilities in foreign currencies	4,232
Futures contracts	282,786
Total change in net unrealized appreciation (depreciation)		36,030,923
Net gain (loss)		35,928,419
Net increase (decrease) in net assets resulting from operations		$38,256,826

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,328,407	$2,963,577
Net realized gain (loss)	(102,504)	(1,743,743)
Change in net unrealized appreciation (depreciation)	36,030,923	(8,323,243)
Net increase (decrease) in net assets resulting from operations	38,256,826	(7,103,409)
Distributions to shareholders	(2,911,605)	(2,090,585)
Share transactions
Proceeds from sales of shares	54,620,546	58,502,909
Reinvestment of distributions	2,911,605	2,090,585
Cost of shares redeemed	(18,930,365)	(24,758,269)
Net increase (decrease) in net assets resulting from share transactions	38,601,786	35,835,225
Total increase (decrease) in net assets	73,947,007	26,641,231
Net Assets
Beginning of period	129,230,157	102,588,926
End of period	$203,177,164	$129,230,157
Other Information
Shares
Sold	4,745,963	6,056,616
Issued in reinvestment of distributions	264,932	201,018
Redeemed	(1,667,848)	(2,563,671)
Net increase (decrease)	3,343,047	3,693,963

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.41	$9.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.24	.33	.05
Net realized and unrealized gain (loss)	2.55	(.90)	.71	(.62)
Total from investment operations	2.71	(.66)	1.04	(.57)
Distributions from net investment income	(.22)	(.20)	(.06)	–
Distributions from net realized gain	–	(.01)	–	–
Total distributions	(.22)	(.21)	(.06)	–
Net asset value, end of period	$12.03	$9.54	$10.41	$9.43
Total ReturnC,D	28.59%	(6.52)%	11.06%	(5.70)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.11%	.24%	1.18%G
Expenses net of fee waivers, if any	.01%G	.02%	.01%	.01%G
Expenses net of all reductions	.01%G	.02%	.01%	.01%G
Net investment income (loss)	2.71%G	2.47%	3.33%	2.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$203,177	$129,230	$102,589	$9,630
Portfolio turnover rateH	10%G,I	3%	2%	1%J

 A For the period August 17, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,543,405
Gross unrealized depreciation	(7,702,136)
Net unrealized appreciation (depreciation)	$29,841,269
Tax cost	$173,098,615

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(697,112)
Long-term	(1,005,184)
Total capital loss carryforward	$(1,702,296)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	14,657,399	8,003,600

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $27,766,481 in exchange for 2,414,477 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $6,993.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series International Index Fund	$165	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $25,889.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Series International Index Fund	.01%
Actual		$1,000.00	$1,285.90	$.06
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series International Index Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board noted that, effective August 1, 2020, the expense cap for the fund was lowered and that the expense cap arrangements were amended to remove certain exclusions. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IIF-SANN-0621
1.9891250.102

Fidelity ZERO℠ Extended Market Index Fund

Fidelity ZERO℠ International Index Fund

Fidelity ZERO℠ Large Cap Index Fund

Fidelity ZERO℠ Total Market Index Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Fidelity ZERO℠ Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Large Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity ZERO℠ Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
L Brands, Inc.	0.3
Whirlpool Corp.	0.2
Dentsply Sirona, Inc.	0.3
Molina Healthcare, Inc.	0.3
Diamondback Energy, Inc.	0.2
Crown Holdings, Inc.	0.2
WestRock Co.	0.2
Textron, Inc.	0.2
Signature Bank	0.2
J.B. Hunt Transport Services, Inc.	0.2
2.3

Top Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	16.6
Financials	16.4
Consumer Discretionary	14.3
Health Care	13.2
Information Technology	12.8
Real Estate	8.4
Materials	5.3
Communication Services	3.6
Consumer Staples	3.5
Utilities	3.0

Asset Allocation (% of fund's net assets)

As of April 30, 2021 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.2%

Fidelity ZERO℠ Extended Market Index Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.8%
Alaska Communication Systems Group, Inc.	7,561	$25,027
Anterix, Inc. (a)	2,168	102,590
ATN International, Inc.	1,998	91,069
Bandwidth, Inc. (a)	4,230	559,206
Cincinnati Bell, Inc. (a)	9,449	145,798
Cogent Communications Group, Inc.	7,854	593,056
Consolidated Communications Holdings, Inc. (a)	14,324	103,133
Globalstar, Inc. (a)(b)	114,145	144,964
IDT Corp. Class B (a)	3,233	77,624
Iridium Communications, Inc. (a)	22,072	838,515
Liberty Global PLC:
Class A (a)	27,369	736,226
Class C (a)	65,783	1,780,088
Liberty Latin America Ltd.:
Class A (a)	3,279	45,529
Class C (a)	34,351	479,196
Lumen Technologies, Inc.	185,177	2,375,821
Ooma, Inc. (a)	4,157	68,715
ORBCOMM, Inc. (a)	14,837	170,032
Vonage Holdings Corp. (a)	44,087	597,379
		8,933,968
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (a)(b)	70,579	707,907
Cinemark Holdings, Inc. (a)(b)	20,106	426,247
Lions Gate Entertainment Corp.:
Class A (a)(b)	15,813	228,814
Class B (a)	17,445	219,807
Live Nation Entertainment, Inc. (a)	26,931	2,205,110
LiveXLive Media, Inc. (a)(b)	9,298	39,888
Madison Square Garden Entertainment Corp. (a)	3,322	301,006
Madison Square Garden Sports Corp. (a)	3,265	603,503
Marcus Corp. (a)(b)	4,444	88,702
Playtika Holding Corp.	12,930	359,195
Sciplay Corp. (A Shares) (a)(b)	4,374	77,201
Warner Music Group Corp. Class A	16,699	633,894
World Wrestling Entertainment, Inc. Class A (b)	8,832	486,732
Zynga, Inc. (a)	188,862	2,043,487
		8,421,493
Interactive Media & Services - 0.3%
ANGI Homeservices, Inc. Class A (a)	14,851	237,765
CarGurus, Inc. Class A (a)	16,882	416,648
Cars.com, Inc. (a)	12,288	162,324
Eventbrite, Inc. (a)(b)	13,310	313,717
EverQuote, Inc. Class A (a)(b)	2,175	73,667
Liberty TripAdvisor Holdings, Inc. (a)	12,901	65,279
QuinStreet, Inc. (a)	9,810	198,849
TripAdvisor, Inc. (a)	18,093	852,723
TrueCar, Inc. (a)	17,784	81,806
Yelp, Inc. (a)	13,086	514,280
Zoominfo Technologies, Inc.	17,604	912,943
		3,830,001
Media - 1.7%
Altice U.S.A., Inc. Class A (a)	45,639	1,657,152
AMC Networks, Inc. Class A (a)(b)	5,668	284,987
Boston Omaha Corp. (a)	2,829	79,269
Cable One, Inc.	1,019	1,824,010
Cardlytics, Inc. (a)	5,875	807,989
Cbdmd, Inc. (a)	6,249	24,059
Clear Channel Outdoor Holdings, Inc. (a)	85,669	215,029
DISH Network Corp. Class A (a)	46,383	2,077,495
E.W. Scripps Co. Class A	10,742	232,242
Entercom Communications Corp. Class A (a)	22,478	108,794
Fluent, Inc. (a)	7,184	26,724
Gannett Co., Inc. (a)(b)	23,825	108,166
Gray Television, Inc.	16,121	327,579
iHeartMedia, Inc. (a)	20,573	393,767
Interpublic Group of Companies, Inc.	73,201	2,324,132
John Wiley & Sons, Inc. Class A	8,081	460,132
Loral Space & Communications Ltd.	2,472	99,201
Meredith Corp. (a)	7,700	239,470
MSG Network, Inc. Class A (a)	7,908	125,500
National CineMedia, Inc.	11,033	47,111
News Corp.:
Class A	73,419	1,923,211
Class B	22,873	556,043
Nexstar Broadcasting Group, Inc. Class A	8,160	1,202,866
Scholastic Corp.	5,545	168,180
Sinclair Broadcast Group, Inc. Class A	8,842	287,100
Sirius XM Holdings, Inc.	216,953	1,323,413
TechTarget, Inc. (a)	4,421	339,091
Tegna, Inc.	41,211	826,693
The New York Times Co. Class A	27,288	1,239,148
WideOpenWest, Inc. (a)	9,472	133,271
		19,461,824
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	8,421	117,557
Gogo, Inc. (a)(b)	9,497	98,959
NII Holdings, Inc. (a)(c)	10,174	22,078
Shenandoah Telecommunications Co.	9,321	440,510
Telephone & Data Systems, Inc.	18,825	432,599
U.S. Cellular Corp. (a)	2,819	96,212
		1,207,915

TOTAL COMMUNICATION SERVICES		41,855,201

CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.3%
Adient PLC (a)	17,618	816,418
American Axle & Manufacturing Holdings, Inc. (a)	21,387	198,471
Autoliv, Inc.	14,729	1,482,621
BorgWarner, Inc.	44,888	2,180,659
Cooper Tire & Rubber Co.	9,441	538,043
Cooper-Standard Holding, Inc. (a)	3,050	88,572
Dana, Inc.	27,102	685,681
Dorman Products, Inc. (a)	5,323	527,935
Fox Factory Holding Corp. (a)	7,853	1,203,315
Gentex Corp.	45,677	1,606,917
Gentherm, Inc. (a)	6,324	450,269
LCI Industries	4,687	686,646
Lear Corp.	10,272	1,888,404
Modine Manufacturing Co. (a)	9,772	159,088
Motorcar Parts of America, Inc. (a)	3,344	72,230
Patrick Industries, Inc.	4,093	366,733
Standard Motor Products, Inc.	3,711	158,942
Stoneridge, Inc. (a)	5,160	171,570
Tenneco, Inc. (a)	9,656	97,236
The Goodyear Tire & Rubber Co. (a)	43,743	752,817
Veoneer, Inc. (a)(b)	17,441	399,399
Visteon Corp. (a)	5,236	637,797
XPEL, Inc. (a)	3,098	198,582
		15,368,345
Automobiles - 0.3%
Harley-Davidson, Inc.	28,754	1,390,831
Thor Industries, Inc.	10,415	1,474,660
Winnebago Industries, Inc.	6,316	504,964
Workhorse Group, Inc. (a)(b)	20,587	255,073
		3,625,528
Distributors - 0.2%
Core-Mark Holding Co., Inc.	8,355	355,589
Funko, Inc. (a)	4,133	89,025
LKQ Corp. (a)	52,075	2,432,423
		2,877,037
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	9,565	328,175
American Public Education, Inc. (a)	3,680	112,093
Aspen Group, Inc. (a)(b)	3,493	16,662
Bright Horizons Family Solutions, Inc. (a)	11,468	1,660,910
Carriage Services, Inc.	3,183	118,344
Frontdoor, Inc. (a)	16,131	863,492
Graham Holdings Co.	744	472,894
Grand Canyon Education, Inc. (a)	8,848	958,150
H&R Block, Inc.	34,342	764,453
Houghton Mifflin Harcourt Co. (a)	23,889	216,912
Laureate Education, Inc. Class A (a)	17,934	246,593
OneSpaWorld Holdings Ltd. (b)	8,912	94,957
Perdoceo Education Corp. (a)	12,635	147,324
Regis Corp. Minn (a)(b)	4,397	56,897
Service Corp. International	31,711	1,694,636
Strategic Education, Inc.	4,599	345,201
Stride, Inc. (a)	7,678	219,821
Terminix Global Holdings, Inc. (a)	24,685	1,256,220
Vivint Smart Home, Inc. Class A (a)	7,977	95,564
WW International, Inc. (a)	8,743	242,531
Xpresspa Group, Inc. (a)(b)	18,934	25,940
Zovio, Inc. (a)	4,743	17,597
		9,955,366
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment, Inc. (a)	9,872	127,941
Airbnb, Inc. Class A (b)	13,836	2,389,616
ARAMARK Holdings Corp.	47,673	1,853,050
Bally's Corp. (a)	5,440	315,302
BJ's Restaurants, Inc. (a)	4,359	265,855
Bloomin' Brands, Inc. (a)	15,053	475,675
Boyd Gaming Corp. (a)	15,105	999,196
Brinker International, Inc. (a)	8,609	577,922
Carrols Restaurant Group, Inc. (a)	6,363	37,478
Century Casinos, Inc. (a)	4,924	64,751
Choice Hotels International, Inc.	5,366	610,651
Churchill Downs, Inc.	6,541	1,383,422
Chuy's Holdings, Inc. (a)	3,681	179,854
Cracker Barrel Old Country Store, Inc.	4,527	758,137
Dave & Buster's Entertainment, Inc. (a)	9,028	412,218
Del Taco Restaurants, Inc.	5,594	63,772
Denny's Corp. (a)	11,823	223,928
Dine Brands Global, Inc.	3,106	300,195
Drive Shack, Inc. (a)	13,885	47,348
El Pollo Loco Holdings, Inc. (a)	3,645	61,746
Everi Holdings, Inc. (a)	16,184	286,133
Extended Stay America, Inc. unit	29,887	594,452
Fiesta Restaurant Group, Inc. (a)	3,367	49,630
Golden Entertainment, Inc. (a)	3,501	120,679
Hilton Grand Vacations, Inc. (a)	16,034	714,475
Hyatt Hotels Corp. Class A (a)	6,747	555,481
Jack in the Box, Inc.	4,207	507,575
Lindblad Expeditions Holdings (a)	5,630	92,276
Marriott Vacations Worldwide Corp. (a)	7,728	1,372,725
Monarch Casino & Resort, Inc. (a)	2,452	184,905
Noodles & Co. (a)	5,865	70,879
Norwegian Cruise Line Holdings Ltd. (a)(b)	68,199	2,117,579
Papa John's International, Inc.	6,196	599,277
Planet Fitness, Inc. (a)	15,582	1,308,732
Playa Hotels & Resorts NV (a)	18,091	133,150
PlayAGS, Inc. (a)	6,855	61,352
RCI Hospitality Holdings, Inc.	1,517	110,453
Red Robin Gourmet Burgers, Inc. (a)	2,991	108,753
Red Rock Resorts, Inc. (a)	12,360	452,747
Ruth's Hospitality Group, Inc. (a)	6,038	157,652
Scientific Games Corp. Class A (a)	10,488	613,758
SeaWorld Entertainment, Inc. (a)	9,501	520,275
Shake Shack, Inc. Class A (a)	6,769	736,129
Six Flags Entertainment Corp. (a)	14,319	672,707
Texas Roadhouse, Inc. Class A	12,340	1,320,627
The Cheesecake Factory, Inc. (a)	7,892	493,960
Travel+Leisure Co.	16,177	1,043,902
Vail Resorts, Inc.	7,553	2,455,933
Wendy's Co.	33,605	758,465
Wingstop, Inc.	5,520	874,423
Wyndham Hotels & Resorts, Inc.	17,464	1,276,793
Wynn Resorts Ltd. (a)	19,743	2,535,001
		34,048,935
Household Durables - 2.0%
Bassett Furniture Industries, Inc.	1,524	52,273
Beazer Homes U.S.A., Inc. (a)	5,677	126,654
Casper Sleep, Inc. (a)	4,062	34,730
Cavco Industries, Inc. (a)	1,620	339,277
Century Communities, Inc. (a)	5,443	402,455
Ethan Allen Interiors, Inc.	4,264	122,419
Flexsteel Industries, Inc.	1,102	47,970
GoPro, Inc. Class A (a)(b)	22,922	257,414
Green Brick Partners, Inc. (a)	9,170	236,678
Helen of Troy Ltd. (a)	4,571	965,441
Hooker Furniture Corp.	2,259	84,735
Hovnanian Enterprises, Inc. Class A (a)	853	113,099
Installed Building Products, Inc.	4,197	565,126
iRobot Corp. (a)(b)	5,321	578,925
KB Home	16,774	809,010
La-Z-Boy, Inc.	8,748	388,936
Leggett & Platt, Inc.	24,865	1,235,045
LGI Homes, Inc. (a)	4,152	688,319
Lovesac (a)(b)	1,934	141,704
M.D.C. Holdings, Inc.	10,337	606,368
M/I Homes, Inc. (a)	5,451	380,044
Meritage Homes Corp. (a)	7,058	750,901
Mohawk Industries, Inc. (a)	11,075	2,275,913
Newell Brands, Inc.	70,850	1,910,116
Purple Innovation, Inc. (a)	9,695	330,406
Skyline Champion Corp. (a)	9,711	431,460
Sonos, Inc. (a)	17,658	706,850
Taylor Morrison Home Corp. (a)	24,348	759,901
Tempur Sealy International, Inc.	35,968	1,371,820
Toll Brothers, Inc.	21,071	1,321,152
TopBuild Corp. (a)	6,223	1,383,871
TRI Pointe Homes, Inc. (a)	22,207	528,971
Tupperware Brands Corp. (a)	9,292	226,446
Turtle Beach Corp. (a)	2,810	78,090
Universal Electronics, Inc. (a)	2,499	142,068
VOXX International Corp. (a)	2,850	48,593
Vuzix Corp. (a)	9,002	207,676
Whirlpool Corp.	11,782	2,785,854
ZAGG, Inc. rights (a)(c)	4,373	394
		23,437,104
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	4,783	152,936
Blue Apron Holdings, Inc. Class A (a)(b)	2,335	13,847
CarParts.com, Inc. (a)	6,543	113,063
Chewy, Inc. (a)(b)	14,368	1,145,417
Duluth Holdings, Inc. (a)	2,424	37,499
Groupon, Inc. (a)	4,283	216,848
GrubHub, Inc. (a)	17,476	1,189,067
Lands' End, Inc. (a)(b)	3,112	71,700
Leaf Group Ltd. (a)	5,840	51,742
Liquidity Services, Inc. (a)	4,845	86,871
Magnite, Inc. (a)	21,737	870,567
Overstock.com, Inc. (a)(b)	8,076	658,194
PetMed Express, Inc.	3,727	109,667
Quotient Technology, Inc. (a)	14,965	244,528
Qurate Retail, Inc. Series A	71,534	851,255
Revolve Group, Inc. (a)	6,195	300,396
Shutterstock, Inc.	4,096	357,089
Stamps.com, Inc. (a)	3,427	703,803
Stitch Fix, Inc. (a)(b)	11,019	477,343
The RealReal, Inc. (a)(b)	11,319	280,372
Waitr Holdings, Inc. (a)	18,614	45,790
		7,977,994
Leisure Products - 0.7%
Acushnet Holdings Corp.	6,345	268,457
American Outdoor Brands, Inc. (a)	2,562	66,228
Brunswick Corp.	14,653	1,569,776
Callaway Golf Co.	17,528	507,436
Clarus Corp.	4,156	77,343
Johnson Outdoors, Inc. Class A	1,356	192,294
Malibu Boats, Inc. Class A (a)	3,828	319,102
MasterCraft Boat Holdings, Inc. (a)	3,656	103,684
Mattel, Inc. (a)	65,467	1,404,922
Nautilus, Inc. (a)(b)	5,465	91,593
Polaris, Inc.	10,903	1,526,747
Smith & Wesson Brands, Inc.	9,882	171,947
Sturm, Ruger & Co., Inc.	3,294	213,912
Vista Outdoor, Inc. (a)	10,832	353,232
YETI Holdings, Inc. (a)	14,039	1,199,211
		8,065,884
Multiline Retail - 0.4%
Big Lots, Inc.	6,362	438,596
Dillard's, Inc. Class A (b)	1,306	129,176
Franchise Group, Inc.	5,148	198,352
Kohl's Corp.	29,604	1,736,571
Macy's, Inc.	58,345	967,360
Nordstrom, Inc. (a)	20,476	751,060
Ollie's Bargain Outlet Holdings, Inc. (a)	10,682	985,628
		5,206,743
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A (a)	11,750	440,508
Advance Auto Parts, Inc.	12,298	2,461,568
America's Car Mart, Inc. (a)	1,188	179,186
American Eagle Outfitters, Inc. (b)	27,951	966,266
Asbury Automotive Group, Inc. (a)	3,632	721,352
At Home Group, Inc. (a)	10,244	323,506
AutoNation, Inc. (a)	10,313	1,056,876
Barnes & Noble Education, Inc. (a)	5,525	43,703
Bed Bath & Beyond, Inc. (b)	22,688	574,460
Big 5 Sporting Goods Corp.	3,787	69,378
Blink Charging Co. (a)(b)	5,732	210,938
Boot Barn Holdings, Inc. (a)	5,425	382,680
Caleres, Inc.	7,097	165,431
Camping World Holdings, Inc.	7,056	307,218
Chico's FAS, Inc.	21,902	65,706
Citi Trends, Inc. (a)	1,878	196,439
Conn's, Inc. (a)	3,465	70,132
Designer Brands, Inc. Class A	10,977	194,293
Dick's Sporting Goods, Inc.	12,408	1,024,653
Five Below, Inc. (a)	10,523	2,117,964
Floor & Decor Holdings, Inc. Class A (a)	19,626	2,176,916
Foot Locker, Inc.	19,652	1,159,075
GameStop Corp. Class A (a)(b)	10,268	1,782,422
Gap, Inc.	38,672	1,280,043
Genesco, Inc. (a)	2,575	128,750
Group 1 Automotive, Inc.	3,181	522,193
GrowGeneration Corp. (a)	8,918	388,825
Guess?, Inc.	6,968	188,415
Haverty Furniture Companies, Inc.	3,243	150,702
Hibbett Sports, Inc. (a)	3,069	243,832
L Brands, Inc. (a)	43,840	2,889,035
Lithia Motors, Inc. Class A (sub. vtg.)	4,991	1,918,441
Lumber Liquidators Holdings, Inc. (a)	5,526	132,458
MarineMax, Inc. (a)	4,236	240,605
Monro, Inc.	6,370	449,658
Murphy U.S.A., Inc.	4,800	669,120
National Vision Holdings, Inc. (a)	15,224	767,442
OneWater Marine, Inc. Class A (a)	1,905	97,593
Party City Holdco, Inc. (a)	20,154	141,078
Penske Automotive Group, Inc.	6,057	531,138
Rent-A-Center, Inc.	9,130	525,432
RH (a)	3,069	2,111,533
Sally Beauty Holdings, Inc. (a)	21,055	422,574
Shoe Carnival, Inc.	1,620	97,119
Signet Jewelers Ltd. (a)	9,874	589,972
Sleep Number Corp. (a)	4,753	531,813
Sonic Automotive, Inc. Class A (sub. vtg.)	4,430	218,576
Sportsman's Warehouse Holdings, Inc. (a)	7,863	138,074
The Aaron's Co., Inc.	6,506	200,970
The Buckle, Inc.	5,342	224,043
The Cato Corp. Class A (sub. vtg.) (a)	3,678	49,285
The Children's Place Retail Stores, Inc. (a)	2,675	209,586
The ODP Corp. (a)	9,955	402,481
Tilly's, Inc. (a)	4,285	51,677
TravelCenters of America LLC (a)	2,600	71,474
Urban Outfitters, Inc. (a)	12,744	457,510
Vroom, Inc. (b)	6,627	306,631
Williams-Sonoma, Inc.	14,383	2,455,897
Winmark Corp.	496	95,515
Zumiez, Inc. (a)	3,814	163,888
		36,754,048
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. (a)	28,396	1,564,052
Carter's, Inc.	8,186	890,555
Columbia Sportswear Co.	5,759	627,789
Crocs, Inc. (a)	12,255	1,226,971
Deckers Outdoor Corp. (a)	5,283	1,786,711
Fossil Group, Inc. (a)	8,571	110,566
G-III Apparel Group Ltd. (a)	8,246	267,913
Hanesbrands, Inc.	65,504	1,379,514
Kontoor Brands, Inc.	8,851	556,108
Lakeland Industries, Inc. (a)	1,327	37,435
Levi Strauss & Co. Class A	14,463	417,402
Movado Group, Inc.	2,962	92,918
Oxford Industries, Inc.	3,154	287,739
PVH Corp.	13,357	1,511,745
Ralph Lauren Corp.	9,050	1,206,275
Samsonite International SA (a)(d)	266,700	495,100
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	25,715	1,246,920
Steven Madden Ltd.	14,658	596,141
Superior Group of Companies, Inc.	1,788	45,093
Tapestry, Inc.	52,122	2,494,038
Under Armour, Inc.:
Class A (sub. vtg.) (a)	38,336	931,948
Class C (non-vtg.) (a)	32,895	654,939
Unifi, Inc. (a)	2,682	72,494
Vera Bradley, Inc. (a)	3,897	43,257
Wolverine World Wide, Inc.	15,583	650,123
		19,193,746

TOTAL CONSUMER DISCRETIONARY		166,510,730

CONSUMER STAPLES - 3.5%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	1,733	2,108,177
Celsius Holdings, Inc. (a)(b)	5,015	287,360
Coca-Cola Bottling Co. Consolidated	865	253,661
MGP Ingredients, Inc.	2,498	150,130
Molson Coors Beverage Co. Class B (a)	35,302	1,939,845
National Beverage Corp. (b)	4,406	214,088
Newage, Inc. (a)(b)	21,740	47,611
		5,000,872
Food & Staples Retailing - 0.8%
Andersons, Inc.	5,946	170,769
BJ's Wholesale Club Holdings, Inc. (a)	25,825	1,153,603
Casey's General Stores, Inc.	6,917	1,536,888
Chefs' Warehouse Holdings (a)	5,965	192,252
Grocery Outlet Holding Corp. (a)	16,263	656,863
Ingles Markets, Inc. Class A	2,559	156,841
Natural Grocers by Vitamin Cottage, Inc.	2,081	32,713
Performance Food Group Co. (a)	25,143	1,475,894
PriceSmart, Inc.	4,397	369,524
Rite Aid Corp. (a)(b)	10,363	181,560
SpartanNash Co.	6,939	134,408
Sprouts Farmers Market LLC (a)	22,352	572,435
U.S. Foods Holding Corp. (a)	41,429	1,717,646
United Natural Foods, Inc. (a)	10,566	389,463
Weis Markets, Inc.	2,978	154,409
		8,895,268
Food Products - 1.7%
B&G Foods, Inc. Class A (b)	12,084	352,611
Beyond Meat, Inc. (a)(b)	9,341	1,230,023
Bunge Ltd.	26,303	2,220,499
Cal-Maine Foods, Inc. (a)	6,855	256,103
Calavo Growers, Inc.	3,089	241,344
Campbell Soup Co.	37,979	1,813,497
Darling Ingredients, Inc. (a)	30,606	2,125,587
Flowers Foods, Inc.	36,760	880,770
Fresh Del Monte Produce, Inc.	5,649	159,302
Freshpet, Inc. (a)	8,121	1,500,923
Hostess Brands, Inc. Class A (a)(b)	23,942	366,073
Ingredion, Inc.	12,506	1,168,185
J&J Snack Foods Corp.	2,812	462,883
John B. Sanfilippo & Son, Inc.	1,799	158,132
Lamb Weston Holdings, Inc.	27,446	2,209,403
Lancaster Colony Corp.	3,625	669,574
Landec Corp. (a)	4,904	55,513
Pilgrim's Pride Corp. (a)	9,164	219,569
Post Holdings, Inc. (a)	11,173	1,271,264
Sanderson Farms, Inc.	3,740	615,342
Seaboard Corp.	48	171,744
Seneca Foods Corp. Class A (a)	1,326	61,076
The Hain Celestial Group, Inc. (a)	15,287	626,920
The Simply Good Foods Co. (a)	15,711	542,815
Tootsie Roll Industries, Inc. (b)	3,386	106,896
TreeHouse Foods, Inc. (a)	10,429	496,420
Vital Farms, Inc. (a)(b)	2,962	72,036
Whole Earth Brands, Inc. Class A (a)	5,746	77,571
		20,132,075
Household Products - 0.2%
Central Garden & Pet Co. (a)	2,226	120,516
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,923	341,096
Energizer Holdings, Inc.	10,901	537,419
Reynolds Consumer Products, Inc.	10,064	295,076
Spectrum Brands Holdings, Inc.	7,196	634,255
WD-40 Co. (b)	2,593	644,983
		2,573,345
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	7,285	187,880
Coty, Inc. Class A (a)	53,254	533,073
Edgewell Personal Care Co. (b)	10,083	385,171
elf Beauty, Inc. (a)	7,043	213,051
Herbalife Nutrition Ltd. (a)	16,358	748,706
Inter Parfums, Inc.	3,373	248,253
MediFast, Inc.	2,201	499,825
Nu Skin Enterprises, Inc. Class A	9,582	506,505
USANA Health Sciences, Inc. (a)	2,229	200,588
Veru, Inc. (a)	10,971	96,984
		3,620,036
Tobacco - 0.1%
22nd Century Group, Inc. (a)	26,161	122,433
Turning Point Brands, Inc.	2,204	107,599
Universal Corp.	4,553	256,015
Vector Group Ltd.	24,027	313,552
		799,599

TOTAL CONSUMER STAPLES		41,021,195

ENERGY - 2.7%
Energy Equipment & Services - 0.5%
Archrock, Inc.	23,234	217,006
Aspen Aerogels, Inc. (a)	4,859	88,580
Bristow Group, Inc. (a)	5,258	139,127
Cactus, Inc.	10,270	306,149
Championx Corp. (a)	34,740	729,887
Core Laboratories NV	7,975	224,736
DMC Global, Inc.	3,097	167,238
Dril-Quip, Inc. (a)	6,464	198,122
Frank's International NV (a)	21,594	70,181
Helix Energy Solutions Group, Inc. (a)	25,032	107,387
Helmerich & Payne, Inc.	21,485	550,661
Liberty Oilfield Services, Inc. Class A (a)	15,407	180,262
Nabors Industries Ltd.	1,138	92,007
Newpark Resources, Inc. (a)	14,588	41,430
Nextier Oilfield Solutions, Inc. (a)	32,381	116,248
NOV, Inc. (a)	72,417	1,082,634
Oceaneering International, Inc. (a)	17,853	191,920
Oil States International, Inc. (a)	9,861	55,320
Patterson-UTI Energy, Inc.	35,883	242,569
ProPetro Holding Corp. (a)	16,317	157,133
RPC, Inc. (a)	9,728	47,278
Select Energy Services, Inc. Class A (a)	10,232	49,421
Solaris Oilfield Infrastructure, Inc. Class A	5,524	60,433
Technip Energies NV ADR (a)	21,458	304,918
TechnipFMC PLC	78,966	584,348
TETRA Technologies, Inc. (a)	23,975	60,177
Tidewater, Inc. (a)	9,389	115,109
Transocean Ltd. (United States) (a)(b)	107,872	347,348
U.S. Silica Holdings, Inc.	13,587	144,702
		6,672,331
Oil, Gas & Consumable Fuels - 2.2%
Alto Ingredients, Inc. (a)(b)	11,744	65,297
Antero Resources Corp. (a)(b)	51,486	464,404
APA Corp.	71,095	1,421,900
Arch Resources, Inc. (a)	2,896	128,611
Berry Petroleum Corp.	11,982	73,210
Bonanza Creek Energy, Inc.	3,481	115,186
Brigham Minerals, Inc. Class A	6,948	119,089
Cabot Oil & Gas Corp.	75,569	1,259,735
Callon Petroleum Co. (a)(b)	8,620	322,302
Centennial Resource Development, Inc. Class A (a)(b)	35,044	148,587
Cimarex Energy Co.	19,372	1,282,426
Clean Energy Fuels Corp. (a)	21,568	237,248
CNX Resources Corp. (a)	40,829	547,925
Comstock Resources, Inc. (a)(b)	11,968	65,704
CONSOL Energy, Inc. (a)	4,863	42,697
Contango Oil & Gas Co. (a)	24,479	91,551
Continental Resources, Inc.	11,808	321,650
CVR Energy, Inc.	5,474	116,541
Delek U.S. Holdings, Inc.	11,858	281,390
Devon Energy Corp.	111,392	2,604,345
Diamond S Shipping, Inc. (a)	4,549	44,808
Diamondback Energy, Inc.	33,949	2,774,652
EQT Corp. (a)	52,461	1,002,005
Equitrans Midstream Corp.	76,006	620,209
Green Plains, Inc. (a)(b)	7,963	237,297
HollyFrontier Corp.	28,163	985,705
International Seaways, Inc.	4,965	87,781
Kosmos Energy Ltd. (a)	74,487	213,033
Laredo Petroleum, Inc. (a)	1,533	62,148
Magnolia Oil & Gas Corp. Class A (a)	26,012	292,895
Marathon Oil Corp.	148,535	1,672,504
Matador Resources Co.	20,436	537,671
Murphy Oil Corp.	27,033	457,669
National Energy Services Reunited Corp. (a)	5,603	71,102
Northern Oil & Gas, Inc. (a)	8,952	129,625
Ovintiv, Inc.	49,042	1,173,575
Par Pacific Holdings, Inc. (a)	7,407	112,512
PBF Energy, Inc. Class A (a)	18,289	259,338
PDC Energy, Inc. (a)	18,620	679,816
Peabody Energy Corp. (a)	12,547	46,424
Penn Virginia Corp. (a)	2,501	34,089
Range Resources Corp. (a)	48,806	479,275
Renewable Energy Group, Inc. (a)(b)	8,311	461,427
Rex American Resources Corp. (a)	959	77,420
SM Energy Co.	19,933	314,941
Southwestern Energy Co. (a)	121,093	517,067
Talos Energy, Inc. (a)	5,382	60,225
Targa Resources Corp.	42,629	1,478,800
Teekay Corp. (a)(b)	16,694	53,755
Teekay Tankers Ltd. (a)(b)	3,888	52,138
Tellurian, Inc. (a)(b)	37,886	83,917
Uranium Energy Corp. (a)(b)	35,563	103,133
W&T Offshore, Inc. (a)(b)	17,074	56,173
World Fuel Services Corp.	11,870	367,139
		25,310,066

TOTAL ENERGY		31,982,397

FINANCIALS - 16.4%
Banks - 6.2%
1st Source Corp.	3,070	146,101
Allegiance Bancshares, Inc.	3,551	140,620
Ameris Bancorp	13,036	705,117
Associated Banc-Corp.	28,603	626,120
Atlantic Union Bankshares Corp.	14,885	575,603
Banc of California, Inc.	8,606	154,047
BancFirst Corp.	3,535	245,718
Bancorp, Inc., Delaware (a)	9,704	215,477
BancorpSouth Bank	18,127	536,378
Bank of Hawaii Corp.	7,449	677,040
Bank OZK	22,780	933,752
BankUnited, Inc.	17,508	816,048
Banner Corp.	6,834	388,445
Berkshire Hills Bancorp, Inc.	9,832	218,172
BOK Financial Corp.	5,817	511,547
Boston Private Financial Holdings, Inc.	15,482	227,895
Brookline Bancorp, Inc., Delaware	14,493	233,337
Bryn Mawr Bank Corp.	3,811	175,154
Cadence Bancorp Class A	23,321	518,892
Camden National Corp.	2,770	132,184
Cathay General Bancorp	13,978	565,829
Central Pacific Financial Corp.	5,457	147,066
CIT Group, Inc.	18,542	988,103
City Holding Co.	2,880	222,912
Columbia Banking Systems, Inc.	13,349	581,082
Comerica, Inc.	26,162	1,966,336
Commerce Bancshares, Inc.	19,746	1,536,436
Community Bank System, Inc.	10,055	780,570
Community Trust Bancorp, Inc.	2,849	126,951
ConnectOne Bancorp, Inc.	6,546	177,724
CrossFirst Bankshares, Inc. (a)	9,161	135,033
Cullen/Frost Bankers, Inc.	10,516	1,262,551
Customers Bancorp, Inc. (a)	5,509	190,171
CVB Financial Corp.	23,780	504,374
Dime Community Bancshares, Inc.	6,643	220,016
Eagle Bancorp, Inc.	5,841	311,968
East West Bancorp, Inc.	26,569	2,023,229
Enterprise Financial Services Corp.	5,780	283,971
FB Financial Corp.	5,978	250,837
First Bancorp, North Carolina	5,447	230,953
First Bancorp, Puerto Rico	40,785	512,667
First Bancshares, Inc.	3,931	153,781
First Busey Corp.	9,339	233,288
First Citizens Bancshares, Inc.	1,361	1,180,613
First Commonwealth Financial Corp.	18,290	265,022
First Financial Bancorp, Ohio	18,457	452,381
First Financial Bankshares, Inc.	26,923	1,321,381
First Financial Corp., Indiana	3,004	132,897
First Foundation, Inc.	7,008	166,790
First Hawaiian, Inc.	24,651	676,916
First Horizon National Corp.	104,314	1,907,903
First Interstate Bancsystem, Inc.	6,248	293,469
First Merchants Corp.	10,147	468,893
First Midwest Bancorp, Inc., Delaware	21,501	450,876
Flushing Financial Corp.	5,798	134,919
FNB Corp., Pennsylvania	60,637	781,611
Fulton Financial Corp.	30,700	523,435
German American Bancorp, Inc.	4,651	201,528
Glacier Bancorp, Inc.	18,002	1,061,218
Great Southern Bancorp, Inc.	1,667	94,035
Great Western Bancorp, Inc.	10,614	350,793
Hancock Whitney Corp.	16,123	745,528
Hanmi Financial Corp.	5,570	113,071
HarborOne Bancorp, Inc.	10,920	156,265
Heartland Financial U.S.A., Inc.	7,104	357,118
Heritage Commerce Corp.	11,361	137,127
Heritage Financial Corp., Washington	6,454	181,357
Hilltop Holdings, Inc.	12,047	424,054
Home Bancshares, Inc.	28,626	796,662
Hope Bancorp, Inc.	22,541	338,340
Horizon Bancorp, Inc. Indiana	7,474	137,073
Independent Bank Corp.	4,352	102,533
Independent Bank Corp., Massachusetts	6,119	501,146
Independent Bank Group, Inc.	6,960	525,550
International Bancshares Corp.	10,415	493,567
Investors Bancorp, Inc.	42,286	619,067
Lakeland Bancorp, Inc.	9,500	172,235
Lakeland Financial Corp.	4,825	314,735
Live Oak Bancshares, Inc.	5,826	372,631
Midland States Bancorp, Inc.	3,645	102,716
National Bank Holdings Corp.	5,892	235,091
NBT Bancorp, Inc.	8,090	306,530
Nicolet Bankshares, Inc. (a)	1,765	140,776
OceanFirst Financial Corp.	11,455	261,861
OFG Bancorp	9,575	226,832
Old National Bancorp, Indiana	30,500	576,450
Origin Bancorp, Inc.	3,983	174,177
Pacific Premier Bancorp, Inc.	17,860	786,376
PacWest Bancorp	21,917	951,417
Park National Corp.	2,667	333,615
Peoples Bancorp, Inc.	3,331	111,355
Peoples United Financial, Inc.	79,883	1,448,279
Pinnacle Financial Partners, Inc.	14,331	1,255,969
Popular, Inc.	15,848	1,172,118
Preferred Bank, Los Angeles	2,521	165,226
Prosperity Bancshares, Inc.	17,558	1,288,055
QCR Holdings, Inc.	2,670	128,747
Renasant Corp.	10,570	445,314
S&T Bancorp, Inc.	7,249	238,855
Sandy Spring Bancorp, Inc.	8,830	400,529
Seacoast Banking Corp., Florida	10,390	377,677
ServisFirst Bancshares, Inc.	8,761	554,046
Signature Bank	10,707	2,692,918
Silvergate Capital Corp. (a)	3,553	380,953
Simmons First National Corp. Class A	20,377	580,745
South State Corp.	13,355	1,126,094
Southside Bancshares, Inc.	5,663	227,369
Sterling Bancorp	36,036	905,585
Stock Yards Bancorp, Inc.	3,946	201,877
Synovus Financial Corp.	28,026	1,313,298
TCF Financial Corp.	28,739	1,308,199
Texas Capital Bancshares, Inc. (a)	9,430	647,181
Tompkins Financial Corp.	2,506	195,844
TowneBank	12,722	394,128
Trico Bancshares	5,226	241,859
TriState Capital Holdings, Inc. (a)	4,996	119,255
Triumph Bancorp, Inc. (a)	4,283	379,602
Trustmark Corp.	11,596	375,826
UMB Financial Corp.	8,173	793,026
Umpqua Holdings Corp.	40,683	758,331
United Bankshares, Inc., West Virginia	23,989	942,048
United Community Bank, Inc.	16,449	538,211
Univest Corp. of Pennsylvania	5,765	161,016
Valley National Bancorp	76,382	1,051,780
Veritex Holdings, Inc.	9,805	331,213
Washington Trust Bancorp, Inc.	3,299	168,414
Webster Financial Corp.	16,873	892,750
WesBanco, Inc.	12,509	453,952
Westamerica Bancorp.	4,973	315,288
Western Alliance Bancorp.	19,420	2,040,459
Wintrust Financial Corp.	10,737	827,823
Zions Bancorp NA	30,855	1,721,709
		72,304,998
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	8,004	1,290,005
Apollo Global Management LLC Class A	39,538	2,189,219
Ares Management Corp.	20,356	1,069,097
Artisan Partners Asset Management, Inc.	11,714	596,477
Assetmark Financial Holdings, Inc. (a)	3,298	74,271
B. Riley Financial, Inc.	3,309	235,899
BGC Partners, Inc. Class A	60,142	318,753
Blucora, Inc. (a)	9,282	133,614
BrightSphere Investment Group, Inc.	11,051	248,758
Carlyle Group LP	21,664	924,186
Cboe Global Markets, Inc.	20,150	2,103,056
Cohen & Steers, Inc.	4,421	300,716
Cowen Group, Inc. Class A	5,040	199,030
Diamond Hill Investment Group, Inc.	530	90,630
Donnelley Financial Solutions, Inc. (a)	5,561	169,944
Evercore, Inc. Class A	7,909	1,108,288
FactSet Research Systems, Inc.	7,129	2,396,912
Federated Hermes, Inc. Class B (non-vtg.)	17,920	516,096
Focus Financial Partners, Inc. Class A (a)	7,577	356,574
Franklin Resources, Inc.	51,294	1,538,820
Greenhill & Co., Inc.	2,692	40,865
Hamilton Lane, Inc. Class A	6,035	545,866
Houlihan Lokey	9,697	642,620
Interactive Brokers Group, Inc.	15,221	1,088,606
Invesco Ltd.	70,775	1,910,925
Janus Henderson Group PLC	31,787	1,093,155
Lazard Ltd. Class A	21,176	952,708
LPL Financial	14,951	2,342,822
Moelis & Co. Class A	10,865	589,752
Morningstar, Inc.	4,017	1,064,545
Open Lending Corp. (a)	18,383	717,856
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,660	84,942
Piper Jaffray Companies	2,592	300,646
PJT Partners, Inc.	4,544	334,120
Sculptor Capital Management, Inc. Class A	3,490	79,363
SEI Investments Co.	22,400	1,376,256
Stifel Financial Corp.	19,771	1,367,955
StoneX Group, Inc. (a)	3,106	197,293
Tradeweb Markets, Inc. Class A	19,042	1,547,734
Victory Capital Holdings, Inc.	2,916	80,919
Virtu Financial, Inc. Class A	15,240	451,561
Virtus Investment Partners, Inc.	1,354	370,265
Waddell & Reed Financial, Inc. Class A	11,245	280,900
WisdomTree Investments, Inc.	20,599	139,764
		33,461,783
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	2,169	856,300
CURO Group Holdings Corp.	3,217	46,067
Encore Capital Group, Inc. (a)(b)	5,887	231,595
Enova International, Inc. (a)	6,816	233,380
EZCORP, Inc. (non-vtg.) Class A (a)	9,519	53,592
First Cash Financial Services, Inc.	7,597	547,212
Green Dot Corp. Class A (a)	10,069	460,757
LendingClub Corp. (a)	15,400	237,006
LendingTree, Inc. (a)	2,034	420,001
Navient Corp.	34,113	574,122
Nelnet, Inc. Class A	3,845	285,414
OneMain Holdings, Inc.	15,587	886,433
PRA Group, Inc. (a)	8,505	320,468
PROG Holdings, Inc.	12,742	649,077
Santander Consumer U.S.A. Holdings, Inc.	12,972	440,270
SLM Corp.	63,772	1,253,758
World Acceptance Corp. (a)(b)	759	99,232
		7,594,684
Diversified Financial Services - 0.5%
A-Mark Precious Metals, Inc.	800	29,816
Cannae Holdings, Inc. (a)	16,173	642,068
Equitable Holdings, Inc.	73,411	2,512,859
Jefferies Financial Group, Inc.	37,950	1,233,755
Voya Financial, Inc.	23,144	1,569,626
		5,988,124
Insurance - 4.0%
Alleghany Corp. (a)	2,608	1,770,754
AMBAC Financial Group, Inc. (a)	7,920	135,828
American Equity Investment Life Holding Co.	15,805	489,639
American Financial Group, Inc.	13,111	1,610,817
American National Group, Inc.	1,666	188,841
Amerisafe, Inc.	3,502	217,404
Argo Group International Holdings, Ltd.	6,425	335,257
Assurant, Inc.	10,846	1,687,638
Assured Guaranty Ltd.	14,204	722,273
Athene Holding Ltd. (a)	23,283	1,389,297
Axis Capital Holdings Ltd.	14,953	834,377
Brighthouse Financial, Inc. (a)	16,216	758,747
Brown & Brown, Inc.	43,721	2,325,083
BRP Group, Inc. (a)	8,158	236,745
CNO Financial Group, Inc.	25,305	646,037
eHealth, Inc. (a)	4,804	339,835
Employers Holdings, Inc.	5,368	217,297
Enstar Group Ltd. (a)	2,459	617,652
Erie Indemnity Co. Class A	4,673	1,000,115
Everest Re Group Ltd.	7,486	2,073,248
FBL Financial Group, Inc. Class A	1,812	102,722
Fidelity National Financial, Inc.	54,521	2,487,248
First American Financial Corp.	20,550	1,325,475
Genworth Financial, Inc. Class A (a)	94,140	406,685
Globe Life, Inc.	17,775	1,821,760
GoHealth, Inc. (a)	7,810	93,173
Goosehead Insurance	3,169	348,400
Greenlight Capital Re, Ltd. (a)	6,391	58,989
Hanover Insurance Group, Inc.	6,783	938,157
HCI Group, Inc.	1,230	90,307
Heritage Insurance Holdings, Inc.	4,157	37,870
Horace Mann Educators Corp.	7,799	312,740
James River Group Holdings Ltd.	5,665	266,878
Kemper Corp.	11,512	898,627
Kinsale Capital Group, Inc.	4,001	696,214
Lemonade, Inc. (a)(b)	3,321	300,218
Lincoln National Corp.	33,906	2,174,392
Loews Corp.	42,312	2,358,894
MBIA, Inc. (a)	8,698	87,154
Mercury General Corp.	5,023	312,782
National Western Life Group, Inc.	446	102,268
Old Republic International Corp.	52,750	1,298,705
Palomar Holdings, Inc. (a)	4,137	291,079
Primerica, Inc.	7,399	1,182,138
ProAssurance Corp.	9,869	246,725
Reinsurance Group of America, Inc.	12,750	1,664,258
RenaissanceRe Holdings Ltd.	9,490	1,602,007
RLI Corp.	7,516	837,733
Safety Insurance Group, Inc.	2,678	219,676
Selective Insurance Group, Inc.	11,301	860,458
Selectquote, Inc.	8,356	260,122
Siriuspoint Ltd. (a)	16,216	171,565
Stewart Information Services Corp.	5,088	298,411
Trean Insurance Group, Inc. (a)	1,779	31,115
Trupanion, Inc. (a)	6,315	512,147
United Fire Group, Inc.	4,148	125,518
Universal Insurance Holdings, Inc.	5,310	74,075
Unum Group	38,405	1,085,325
W.R. Berkley Corp.	26,198	2,088,505
Watford Holdings Ltd. (a)	3,543	123,509
White Mountains Insurance Group Ltd.	579	674,784
		46,465,692
Mortgage Real Estate Investment Trusts - 1.2%
AG Mortgage Investment Trust, Inc.	9,134	36,079
AGNC Investment Corp.	100,249	1,797,465
Annaly Capital Management, Inc.	261,711	2,376,336
Apollo Commercial Real Estate Finance, Inc.	24,592	374,044
Arbor Realty Trust, Inc.	22,324	394,688
Ares Commercial Real Estate Corp.	6,401	94,479
Armour Residential REIT, Inc.	12,447	154,716
Blackstone Mortgage Trust, Inc.	28,022	910,435
Broadmark Realty Capital, Inc.	23,645	254,893
Capstead Mortgage Corp.	16,306	105,663
Cherry Hill Mortgage Investment Corp.	3,346	33,862
Chimera Investment Corp.	43,401	570,289
Colony NorthStar Credit Real Estate, Inc.	15,117	131,367
Dynex Capital, Inc.	6,018	121,564
Ellington Financial LLC	8,833	158,464
Granite Point Mortgage Trust, Inc.	10,153	134,426
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,856	778,454
Invesco Mortgage Capital, Inc.	44,008	171,631
KKR Real Estate Finance Trust, Inc.	5,294	111,703
Ladder Capital Corp. Class A	24,026	285,669
MFA Financial, Inc.	84,889	373,512
New Residential Investment Corp.	87,062	933,305
New York Mortgage Trust, Inc.	73,334	336,603
Orchid Island Capital, Inc.	21,759	119,675
PennyMac Mortgage Investment Trust	18,456	370,043
Ready Capital Corp.	11,680	169,477
Redwood Trust, Inc.	21,320	236,865
Starwood Property Trust, Inc.	53,970	1,393,505
TPG RE Finance Trust, Inc.	13,037	162,441
Two Harbors Investment Corp.	51,024	397,987
Western Asset Mortgage Capital Corp.	9,123	28,829
		13,518,469
Thrifts & Mortgage Finance - 1.0%
Axos Financial, Inc. (a)	9,728	439,219
Capitol Federal Financial, Inc.	24,039	310,704
Columbia Financial, Inc. (a)	8,828	161,288
Essent Group Ltd.	21,277	1,118,745
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,509	155,216
Flagstar Bancorp, Inc.	9,018	419,698
HomeStreet, Inc.	4,230	172,753
Kearny Financial Corp.	14,465	184,863
Merchants Bancorp	3,087	125,919
Meridian Bancorp, Inc. Maryland	9,592	212,079
Meta Financial Group, Inc.	6,066	298,811
MGIC Investment Corp.	63,383	965,957
Mr. Cooper Group, Inc. (a)	13,250	456,860
New York Community Bancorp, Inc.	87,593	1,047,612
NMI Holdings, Inc. (a)	16,143	417,135
Northfield Bancorp, Inc.	8,439	136,543
Northwest Bancshares, Inc.	23,867	335,093
Ocwen Financial Corp. (a)	1,259	39,671
Pennymac Financial Services, Inc.	7,412	446,277
Premier Financial Corp.	7,279	229,944
Provident Financial Services, Inc.	13,395	315,720
Radian Group, Inc.	35,841	883,122
Rocket Cos., Inc.	21,456	481,687
TFS Financial Corp.	9,066	177,331
Trustco Bank Corp., New York	17,474	127,822
Walker & Dunlop, Inc.	5,521	612,003
Washington Federal, Inc.	13,580	442,029
Waterstone Financial, Inc.	3,360	66,192
WSFS Financial Corp.	8,924	455,927
		11,236,220

TOTAL FINANCIALS		190,569,970

HEALTH CARE - 13.2%
Biotechnology - 5.5%
Abeona Therapeutics, Inc. (a)(b)	12,035	21,302
ACADIA Pharmaceuticals, Inc. (a)	22,268	457,830
Acceleron Pharma, Inc. (a)	9,928	1,240,702
ADMA Biologics, Inc. (a)(b)	19,676	38,565
Adverum Biotechnologies, Inc. (a)	17,165	66,944
Aeglea BioTherapeutics, Inc. (a)	7,687	59,805
Agenus, Inc. (a)(b)	30,545	94,384
Agios Pharmaceuticals, Inc. (a)(b)	10,770	600,966
Akebia Therapeutics, Inc. (a)(b)	29,502	94,111
Akero Therapeutics, Inc. (a)(b)	3,482	107,246
Akouos, Inc. (a)	2,278	32,393
Albireo Pharma, Inc. (a)(b)	3,611	115,913
Aldeyra Therapeutics, Inc. (a)	8,441	106,103
Alector, Inc. (a)(b)	10,067	196,307
Alkermes PLC (a)	29,722	654,033
Allakos, Inc. (a)	5,935	647,627
Allogene Therapeutics, Inc. (a)(b)	12,283	379,790
Allovir, Inc. (a)	3,080	72,780
Altimmune, Inc. (a)(b)	5,274	76,315
ALX Oncology Holdings, Inc. (a)(b)	2,107	132,025
Amicus Therapeutics, Inc. (a)	48,957	481,737
AnaptysBio, Inc. (a)(b)	3,806	88,870
Anavex Life Sciences Corp. (a)(b)	13,341	161,159
Anika Therapeutics, Inc. (a)	2,738	110,013
Annexon, Inc. (a)	2,929	58,375
Apellis Pharmaceuticals, Inc. (a)	10,833	548,908
Applied Genetic Technologies Corp. (a)	7,858	33,239
Applied Molecular Transport, Inc. (b)	2,588	148,784
Applied Therapeutics, Inc. (a)	3,182	58,931
Aprea Therapeutics, Inc. (a)(b)	2,077	9,741
Arbutus Biopharma Corp. (a)	12,505	43,392
Arcturus Therapeutics Holdings, Inc. (a)(b)	3,889	142,571
Arcus Biosciences, Inc. (a)	8,387	283,061
Arcutis Biotherapeutics, Inc. (a)	5,038	168,773
Ardelyx, Inc. (a)	12,568	91,872
Arena Pharmaceuticals, Inc. (a)	11,201	768,725
Arrowhead Pharmaceuticals, Inc. (a)	19,522	1,420,421
Assembly Biosciences, Inc. (a)(b)	10,902	46,661
Atara Biotherapeutics, Inc. (a)	15,361	215,976
Athenex, Inc. (a)(b)	14,997	60,138
Athersys, Inc. (a)(b)	35,060	58,550
Atreca, Inc. (a)(b)	5,654	67,509
Avid Bioservices, Inc. (a)	10,647	227,899
Avidity Biosciences, Inc.	3,373	79,063
Avita Therapeutics, Inc. (a)	4,091	84,438
AVROBIO, Inc. (a)	6,219	72,638
Beam Therapeutics, Inc. (a)(b)	4,990	409,180
BeyondSpring, Inc. (a)	5,059	54,587
BioCryst Pharmaceuticals, Inc. (a)(b)	32,855	382,268
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,864	740,786
BioXcel Therapeutics, Inc. (a)(b)	2,703	91,821
Black Diamond Therapeutics, Inc. (a)(b)	3,083	82,131
bluebird bio, Inc. (a)	12,767	383,010
Blueprint Medicines Corp. (a)	10,973	1,056,919
BrainStorm Cell Therpeutic, Inc. (a)(b)	4,228	14,671
BridgeBio Pharma, Inc. (a)(b)	18,216	1,018,639
Burning Rock Biotech Ltd. ADR	2,491	75,976
Calithera Biosciences, Inc. (a)	9,225	20,018
Capricor Therapeutics, Inc. (a)	3,386	15,677
CareDx, Inc. (a)	9,641	762,314
Catalyst Biosciences, Inc. (a)	6,988	35,220
Catalyst Pharmaceutical Partners, Inc. (a)(b)	19,343	88,591
Cel-Sci Corp. (a)(b)	7,588	183,098
Celldex Therapeutics, Inc. (a)	7,282	220,863
ChemoCentryx, Inc. (a)	9,358	452,272
Chimerix, Inc. (a)(b)	13,358	116,348
Chinook Therapeutics, Inc. (a)	6,936	124,501
Clovis Oncology, Inc. (a)(b)	18,839	111,904
Coherus BioSciences, Inc. (a)	11,754	173,959
Concert Pharmaceuticals, Inc. (a)	4,284	17,779
Constellation Pharmaceuticals, Inc. (a)	5,731	123,904
Corbus Pharmaceuticals Holdings, Inc. (a)	11,279	20,302
Cortexyme, Inc. (a)(b)	2,539	99,453
Crinetics Pharmaceuticals, Inc. (a)	3,245	56,171
Cue Biopharma, Inc. (a)	5,350	64,896
Cyclerion Therapeutics, Inc. (a)	5,069	11,050
Cytokinetics, Inc. (a)	13,414	341,252
CytomX Therapeutics, Inc. (a)	12,076	113,031
Deciphera Pharmaceuticals, Inc. (a)	7,664	355,380
Denali Therapeutics, Inc. (a)	15,192	918,204
DermTech, Inc. (a)(b)	4,548	191,243
Dicerna Pharmaceuticals, Inc. (a)	12,396	386,631
Dynavax Technologies Corp. (a)(b)	19,144	191,057
Eagle Pharmaceuticals, Inc. (a)	2,309	94,276
Editas Medicine, Inc. (a)(b)	12,656	468,399
Eiger Biopharmaceuticals, Inc. (a)	5,121	43,477
Emergent BioSolutions, Inc. (a)	8,462	516,013
Enanta Pharmaceuticals, Inc. (a)	3,457	175,408
Epizyme, Inc. (a)	16,767	130,950
Esperion Therapeutics, Inc. (a)(b)	5,295	142,700
Exelixis, Inc. (a)	58,368	1,437,020
Fate Therapeutics, Inc. (a)	14,988	1,309,801
FibroGen, Inc. (a)	15,859	353,973
Flexion Therapeutics, Inc. (a)(b)	8,805	68,327
Forma Therapeutics Holdings, Inc.	3,644	98,206
Fortress Biotech, Inc. (a)	13,283	57,383
Frequency Therapeutics, Inc. (a)(b)	6,057	70,322
G1 Therapeutics, Inc. (a)(b)	5,835	122,943
Generation Bio Co.	3,922	142,996
Geron Corp. (a)	63,102	91,498
Global Blood Therapeutics, Inc. (a)(b)	11,547	470,887
GlycoMimetics, Inc. (a)	5,341	12,818
Gossamer Bio, Inc. (a)(b)	7,520	64,973
Halozyme Therapeutics, Inc. (a)	23,855	1,191,557
Harpoon Therapeutics, Inc. (a)	3,937	89,134
Heat Biologics, Inc. (a)(b)	3,757	25,811
Heron Therapeutics, Inc. (a)(b)	15,815	276,446
Homology Medicines, Inc. (a)	5,438	36,815
iBio, Inc. (a)	41,322	56,611
Ideaya Biosciences, Inc. (a)	2,930	60,212
IGM Biosciences, Inc. (a)	1,297	91,724
Immatics NV (a)	6,048	73,907
ImmunityBio, Inc. (a)(b)	7,387	131,119
ImmunoGen, Inc. (a)	37,639	303,370
Immunovant, Inc. (a)	9,537	149,540
Inovio Pharmaceuticals, Inc. (a)(b)	38,598	262,852
Inozyme Pharma, Inc. (a)(b)	1,195	22,084
Insmed, Inc. (a)	19,172	646,672
Intellia Therapeutics, Inc. (a)	11,655	894,754
Intercept Pharmaceuticals, Inc. (a)(b)	4,873	96,388
Invitae Corp. (a)(b)	32,668	1,140,113
Ionis Pharmaceuticals, Inc. (a)	26,452	1,132,675
Iovance Biotherapeutics, Inc. (a)	26,041	818,729
Ironwood Pharmaceuticals, Inc. Class A (a)	30,403	335,649
iTeos Therapeutics, Inc. (a)	2,241	52,686
Iveric Bio, Inc. (a)(b)	15,505	108,535
Jounce Therapeutics, Inc. (a)	4,531	42,727
Kadmon Holdings, Inc. (a)	29,295	118,938
Kalvista Pharmaceuticals, Inc. (a)	3,130	78,156
Karuna Therapeutics, Inc. (a)	3,533	392,198
Karyopharm Therapeutics, Inc. (a)(b)	11,983	111,921
Keros Therapeutics, Inc.	1,124	66,091
Kindred Biosciences, Inc. (a)	6,093	30,465
Kiniksa Pharmaceuticals Ltd. (a)(b)	4,534	74,630
Kodiak Sciences, Inc. (a)(b)	5,959	720,086
Krystal Biotech, Inc. (a)	3,212	255,161
Kura Oncology, Inc. (a)	12,322	331,831
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,136	457,511
Lineage Cell Therapeutics, Inc. (a)	27,372	74,999
Macrogenics, Inc. (a)	10,544	341,204
Madrigal Pharmaceuticals, Inc. (a)	1,742	237,086
Magenta Therapeutics, Inc. (a)	5,346	62,281
MannKind Corp. (a)(b)	46,181	211,047
Matinas BioPharma Holdings, Inc. (a)	26,249	23,099
MediciNova, Inc. (a)(b)	6,756	29,659
MEI Pharma, Inc. (a)	18,577	67,806
Mersana Therapeutics, Inc. (a)	10,470	166,787
Minerva Neurosciences, Inc. (a)	4,574	10,886
Mirati Therapeutics, Inc. (a)	8,591	1,427,996
Mirum Pharmaceuticals, Inc. (a)	2,989	58,405
Molecular Templates, Inc. (a)	7,662	71,716
Morphic Holding, Inc. (a)	2,724	150,910
Mustang Bio, Inc. (a)	7,933	25,624
Myriad Genetics, Inc. (a)	14,218	429,668
Natera, Inc. (a)	14,685	1,615,644
Neoleukin Therapeutics, Inc. (a)(b)	6,582	82,209
Neubase Therapeutics, Inc. (a)(b)	3,368	20,309
Neurocrine Biosciences, Inc. (a)	17,662	1,668,882
NextCure, Inc. (a)	1,950	17,102
Nkarta, Inc. (a)(b)	2,993	95,327
Nurix Therapeutics, Inc. (a)(b)	2,497	86,946
Opko Health, Inc. (a)(b)	82,402	337,848
ORIC Pharmaceuticals, Inc. (a)	2,470	59,601
Ovid Therapeutics, Inc. (a)(b)	6,813	25,004
Oyster Point Pharma, Inc. (a)(b)	2,053	42,394
Palatin Technologies, Inc. (a)(b)	34,369	21,412
Passage Bio, Inc. (a)	4,466	83,782
PDL BioPharma, Inc. (a)(c)	15,583	38,490
Poseida Therapeutics, Inc. (a)	2,330	21,809
Precigen, Inc. (a)(b)	16,879	130,559
Precision BioSciences, Inc. (a)(b)	7,694	71,477
Protagonist Therapeutics, Inc. (a)	7,329	212,101
Prothena Corp. PLC (a)	4,686	124,366
PTC Therapeutics, Inc. (a)	13,074	538,780
Puma Biotechnology, Inc. (a)	6,894	67,975
Radius Health, Inc. (a)	8,575	191,223
RAPT Therapeutics, Inc. (a)	1,565	34,336
Recro Pharma, Inc. (a)	5,421	14,474
REGENXBIO, Inc. (a)	6,620	229,648
Relay Therapeutics, Inc. (a)(b)	3,955	125,413
Repligen Corp. (a)	9,577	2,027,547
Replimune Group, Inc. (a)	4,829	176,693
Revolution Medicines, Inc. (a)	9,002	298,776
Rhythm Pharmaceuticals, Inc. (a)	6,955	149,950
Rigel Pharmaceuticals, Inc. (a)	33,237	123,642
Rocket Pharmaceuticals, Inc. (a)(b)	8,136	372,954
Rubius Therapeutics, Inc. (a)	8,078	202,112
Sage Therapeutics, Inc. (a)	9,700	763,972
Sangamo Therapeutics, Inc. (a)	22,384	263,684
Sarepta Therapeutics, Inc. (a)	14,799	1,048,361
Scholar Rock Holding Corp. (a)	4,154	134,382
Selecta Biosciences, Inc. (a)	16,267	48,801
Seres Therapeutics, Inc. (a)	10,807	224,894
Sesen Bio, Inc. (a)	29,769	85,735
Sorrento Therapeutics, Inc. (a)(b)	43,751	360,071
Spectrum Pharmaceuticals, Inc. (a)	26,952	83,821
Spero Therapeutics, Inc. (a)(b)	4,786	65,855
Springworks Therapeutics, Inc. (a)(b)	5,168	371,372
Stoke Therapeutics, Inc. (a)	3,938	127,197
Sutro Biopharma, Inc. (a)	6,668	136,761
Syndax Pharmaceuticals, Inc. (a)(b)	6,470	103,132
Syros Pharmaceuticals, Inc. (a)	10,045	60,672
T2 Biosystems, Inc. (a)(b)	23,957	33,061
TCR2 Therapeutics, Inc. (a)	4,856	110,280
TG Therapeutics, Inc. (a)	21,712	970,744
Translate Bio, Inc. (a)	13,157	305,506
Travere Therapeutics, Inc. (a)	10,496	259,461
Trevena, Inc. (a)	32,240	55,453
Turning Point Therapeutics, Inc. (a)	8,054	613,956
Twist Bioscience Corp. (a)	7,872	1,056,344
Ultragenyx Pharmaceutical, Inc. (a)	11,793	1,316,571
uniQure B.V. (a)	7,239	233,603
United Therapeutics Corp. (a)	8,349	1,682,824
UNITY Biotechnology, Inc. (a)	5,370	26,689
Vanda Pharmaceuticals, Inc. (a)	10,095	167,577
Vaxart, Inc. (a)(b)	22,188	239,187
Vaxcyte, Inc.	3,529	65,534
VBI Vaccines, Inc. (a)(b)	46,251	145,691
Veracyte, Inc. (a)	12,616	627,646
Verastem, Inc. (a)	28,949	88,873
Vericel Corp. (a)	8,544	533,316
Viking Therapeutics, Inc. (a)(b)	13,109	83,767
Vir Biotechnology, Inc. (a)(b)	12,148	579,946
Voyager Therapeutics, Inc. (a)(b)	3,702	17,844
Xbiotech, Inc. (a)	2,438	41,641
Xencor, Inc. (a)	10,777	458,669
Y-mAbs Therapeutics, Inc. (a)	5,764	173,323
Zentalis Pharmaceuticals, Inc.	2,689	159,511
ZIOPHARM Oncology, Inc. (a)(b)	40,838	141,299
		63,546,143
Health Care Equipment & Supplies - 2.6%
Accelerate Diagnostics, Inc. (a)(b)	5,749	42,025
Accuray, Inc. (a)	16,971	79,764
Acutus Medical, Inc. (a)	1,686	23,014
Alphatec Holdings, Inc. (a)	11,337	181,279
Angiodynamics, Inc. (a)	7,289	177,123
Antares Pharma, Inc. (a)	29,072	110,183
Aspira Women's Health, Inc. (a)	11,494	65,746
Atricure, Inc. (a)	8,594	662,340
Atrion Corp.	260	166,036
Avanos Medical, Inc. (a)	8,857	382,711
AxoGen, Inc. (a)	6,543	122,485
Axonics Modulation Technologies, Inc. (a)	5,760	362,477
BioLife Solutions, Inc. (a)	4,811	167,904
BioSig Technologies, Inc. (a)	4,501	15,393
Cantel Medical Corp. (a)	7,033	618,271
Cardiovascular Systems, Inc. (a)	7,373	297,279
Cerus Corp. (a)	32,672	199,299
Co.-Diagnostics, Inc. (a)(b)	4,931	43,689
CONMED Corp.	5,455	768,882
Cryolife, Inc. (a)	7,302	213,072
CryoPort, Inc. (a)(b)	8,500	480,845
Cutera, Inc. (a)(b)	3,213	96,486
CytoSorbents Corp. (a)(b)	7,837	72,492
Dentsply Sirona, Inc.	41,118	2,775,876
Envista Holdings Corp. (a)	30,143	1,304,589
Glaukos Corp. (a)	8,607	810,435
Globus Medical, Inc. (a)	14,430	1,035,641
Haemonetics Corp. (a)	9,616	646,772
Heska Corp. (a)(b)	1,870	341,556
Hill-Rom Holdings, Inc.	12,446	1,371,798
ICU Medical, Inc. (a)	3,694	769,349
Inari Medical, Inc.	1,576	180,121
Inogen, Inc. (a)	3,493	228,407
Integer Holdings Corp. (a)	6,119	574,452
Integra LifeSciences Holdings Corp. (a)	13,305	985,634
Intersect ENT, Inc. (a)	5,814	126,803
Invacare Corp.	6,661	60,149
iRhythm Technologies, Inc. (a)	5,424	422,313
Lantheus Holdings, Inc. (a)	12,502	296,297
LeMaitre Vascular, Inc.	3,259	171,000
LivaNova PLC (a)	9,153	776,815
Meridian Bioscience, Inc. (a)	8,216	160,869
Merit Medical Systems, Inc. (a)	9,112	579,523
Mesa Laboratories, Inc.	892	221,796
Natus Medical, Inc. (a)	6,146	157,030
Neogen Corp. (a)	9,956	955,876
Nevro Corp. (a)	6,480	1,119,809
NuVasive, Inc. (a)	9,611	686,706
OraSure Technologies, Inc. (a)	13,238	121,128
Orthofix International NV (a)	3,494	154,959
OrthoPediatrics Corp. (a)(b)	2,455	143,618
Penumbra, Inc. (a)(b)	6,365	1,947,626
Pulse Biosciences, Inc. (a)	2,436	46,917
Quidel Corp. (a)	7,256	760,356
Quotient Ltd. (a)	17,730	69,502
Repro Medical Systems, Inc. (a)(b)	4,787	18,047
Retractable Technologies, Inc. (a)(b)	2,328	22,605
Rockwell Medical Technologies, Inc. (a)(b)	14,417	13,907
Seaspine Holdings Corp. (a)	4,136	86,070
Shockwave Medical, Inc. (a)	5,929	969,154
SI-BONE, Inc. (a)	4,792	170,116
Sientra, Inc. (a)	9,852	67,585
Silk Road Medical, Inc. (a)	6,481	396,248
SmileDirectClub, Inc. (a)(b)	15,663	166,576
Staar Surgical Co. (a)	8,710	1,193,357
Surgalign Holdings, Inc. (a)	20,143	36,459
SurModics, Inc. (a)	2,649	141,695
Tactile Systems Technology, Inc. (a)	3,734	213,958
Tandem Diabetes Care, Inc. (a)	11,775	1,082,123
TransMedics Group, Inc. (a)	4,630	132,927
Vapotherm, Inc. (a)(b)	4,238	93,236
Varex Imaging Corp. (a)	7,036	167,035
ViewRay, Inc. (a)	21,713	104,440
Zynex, Inc. (a)(b)	3,695	54,575
		30,482,630
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	14,427	627,719
Acadia Healthcare Co., Inc. (a)	16,652	1,014,440
Accolade, Inc. (a)	2,900	145,435
AdaptHealth Corp. (a)	14,148	411,141
Addus HomeCare Corp. (a)	2,831	299,520
Amedisys, Inc. (a)	6,177	1,666,863
AMN Healthcare Services, Inc. (a)	8,896	705,453
Apollo Medical Holdings, Inc. (a)	2,504	74,344
Brookdale Senior Living, Inc. (a)	34,203	223,688
Castle Biosciences, Inc. (a)	3,459	238,775
Chemed Corp.	3,012	1,435,549
Community Health Systems, Inc. (a)	22,814	254,376
Corvel Corp. (a)	1,681	196,694
Covetrus, Inc. (a)	18,797	538,534
Cross Country Healthcare, Inc. (a)	6,313	84,089
DaVita HealthCare Partners, Inc. (a)	13,521	1,575,602
Encompass Health Corp.	18,598	1,578,226
Fulgent Genetics, Inc. (a)(b)	3,288	253,242
Hanger, Inc. (a)	6,887	171,693
HealthEquity, Inc. (a)	15,568	1,182,701
Henry Schein, Inc. (a)	26,726	1,937,635
InfuSystems Holdings, Inc. (a)	3,181	71,954
LHC Group, Inc. (a)	5,931	1,235,249
Magellan Health Services, Inc. (a)	4,253	400,633
MEDNAX, Inc. (a)	15,947	419,725
Modivcare, Inc. (a)	2,320	324,986
Molina Healthcare, Inc. (a)	10,878	2,774,978
National Healthcare Corp.	2,252	158,338
National Research Corp. Class A	2,572	131,944
Ontrak, Inc. (a)(b)	1,452	47,393
Option Care Health, Inc. (a)	16,716	318,941
Owens & Minor, Inc.	13,686	493,928
Patterson Companies, Inc.	16,402	527,160
Pennant Group, Inc.(a)	4,838	195,552
PetIQ, Inc. Class A (a)(b)	4,043	172,232
Premier, Inc.	13,173	465,666
Progyny, Inc. (a)	6,882	391,655
R1 RCM, Inc. (a)	23,165	631,941
RadNet, Inc. (a)	8,065	180,172
Select Medical Holdings Corp.	20,198	761,869
Surgery Partners, Inc. (a)	5,296	255,267
Tenet Healthcare Corp. (a)	19,961	1,182,889
The Ensign Group, Inc.	9,729	835,235
The Joint Corp. (a)	2,557	141,862
Tivity Health, Inc. (a)	6,880	166,358
Triple-S Management Corp. (a)	4,159	98,610
U.S. Physical Therapy, Inc.	2,406	270,555
Universal Health Services, Inc. Class B	14,571	2,162,482
		29,433,293
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	25,913	403,206
Change Healthcare, Inc. (a)	42,632	978,404
Computer Programs & Systems, Inc.	2,625	78,803
Evolent Health, Inc. (a)	15,131	327,737
Health Catalyst, Inc. (a)(b)	6,147	355,911
HealthStream, Inc. (a)	4,946	119,495
iCAD, Inc. (a)	4,130	74,505
Inovalon Holdings, Inc. Class A (a)	14,459	436,806
Inspire Medical Systems, Inc. (a)	5,105	1,208,966
NantHealth, Inc. (a)(b)	7,270	18,466
Nextgen Healthcare, Inc. (a)	10,438	191,120
Omnicell, Inc. (a)	8,113	1,176,547
OptimizeRx Corp. (a)	2,472	124,737
Phreesia, Inc. (a)	6,606	341,861
Schrodinger, Inc. (a)	6,909	526,742
Simulations Plus, Inc. (b)	2,832	178,812
Tabula Rasa HealthCare, Inc. (a)(b)	4,273	203,224
Vocera Communications, Inc. (a)	6,336	229,173
		6,974,515
Life Sciences Tools & Services - 1.0%
Adaptive Biotechnologies Corp. (a)	15,614	649,542
Bruker Corp.	19,070	1,306,676
ChromaDex, Inc. (a)	8,676	77,043
Codexis, Inc. (a)	10,801	250,367
Fluidigm Corp. (a)(b)	13,541	67,840
Frontage Holdings Corp. (a)(d)	132,000	89,895
Luminex Corp.	8,224	301,739
Medpace Holdings, Inc. (a)	5,198	881,997
Nanostring Technologies, Inc. (a)	8,402	669,387
NeoGenomics, Inc. (a)	22,097	1,082,532
Pacific Biosciences of California, Inc. (a)	36,309	1,083,824
Personalis, Inc. (a)	5,330	131,331
PPD, Inc. (a)	20,476	945,991
PRA Health Sciences, Inc. (a)	12,105	2,020,203
Quanterix Corp. (a)	5,076	310,347
Syneos Health, Inc. (a)	15,537	1,318,314
		11,187,028
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)	22,928	29,806
Aerie Pharmaceuticals, Inc. (a)(b)	8,620	147,661
Agile Therapeutics, Inc. (a)	13,504	24,982
Amneal Pharmaceuticals, Inc. (a)	20,626	113,649
Amphastar Pharmaceuticals, Inc. (a)	6,711	116,771
Ampio Pharmaceuticals, Inc. (a)(b)	32,508	60,140
ANI Pharmaceuticals, Inc. (a)	1,882	62,633
Aquestive Therapeutics, Inc. (a)(b)	3,446	14,025
Arvinas Holding Co. LLC (a)	6,110	421,223
Axsome Therapeutics, Inc. (a)	4,865	294,138
Aytu BioScience, Inc. (a)	4,407	29,174
Biodelivery Sciences International, Inc. (a)	20,692	71,594
Cara Therapeutics, Inc. (a)	8,023	103,898
Cerecor, Inc. (a)	17,926	56,288
Chiasma, Inc. (a)	7,803	23,253
Collegium Pharmaceutical, Inc. (a)	6,357	141,761
Corcept Therapeutics, Inc. (a)	20,057	457,099
CorMedix, Inc. (a)	6,304	54,467
CymaBay Therapeutics, Inc. (a)(b)	12,130	52,523
Durect Corp. (a)(b)	42,314	80,397
Endo International PLC (a)	43,892	251,501
Evofem Biosciences, Inc. (a)(b)	13,257	19,620
Evolus, Inc. (a)	3,945	35,939
Fulcrum Therapeutics, Inc. (a)	3,970	44,663
Innoviva, Inc. (a)(b)	11,014	126,110
Intra-Cellular Therapies, Inc. (a)	13,431	462,429
Jazz Pharmaceuticals PLC (a)	10,593	1,741,489
Kala Pharmaceuticals, Inc. (a)(b)	7,376	57,016
Lannett Co., Inc. (a)	6,309	27,570
Liquidia Technologies, Inc. (a)	4,714	13,388
Marinus Pharmaceuticals, Inc. (a)(b)	5,722	84,171
Nektar Therapeutics (a)	33,830	663,406
NGM Biopharmaceuticals, Inc. (a)	4,254	116,985
Ocular Therapeutix, Inc. (a)	14,364	264,010
Odonate Therapeutics, Inc. (a)	3,545	11,876
Omeros Corp. (a)(b)	11,734	207,222
Onconova Therapeutics, Inc. (a)	43,860	31,557
OptiNose, Inc. (a)(b)	5,031	17,961
Pacira Biosciences, Inc. (a)	8,167	515,991
Paratek Pharmaceuticals, Inc. (a)(b)	7,851	60,060
Perrigo Co. PLC	24,959	1,039,043
Phathom Pharmaceuticals, Inc. (a)	2,454	94,528
Phibro Animal Health Corp. Class A	3,722	91,263
Pliant Therapeutics, Inc.	1,800	60,300
Prestige Brands Holdings, Inc. (a)	9,471	412,557
Provention Bio, Inc. (a)	10,174	73,151
Reata Pharmaceuticals, Inc. (a)(b)	4,971	504,059
Relmada Therapeutics, Inc. (a)(b)	2,592	99,948
Revance Therapeutics, Inc. (a)	12,502	364,058
Royalty Pharma PLC	15,924	700,656
SIGA Technologies, Inc. (a)	7,375	52,879
Strongbridge Biopharma PLC (a)	8,234	20,914
Supernus Pharmaceuticals, Inc. (a)	9,990	304,196
TherapeuticsMD, Inc. (a)(b)	62,202	75,264
Theravance Biopharma, Inc. (a)	9,632	190,136
Tricida, Inc. (a)(b)	5,461	25,394
Vyne Therapeutics, Inc. (a)(b)	9,434	46,604
WAVE Life Sciences (a)	6,598	40,578
Xeris Pharmaceuticals, Inc. (a)(b)	8,835	33,838
Zogenix, Inc. (a)	10,611	200,442
Zynerba Pharmaceuticals, Inc. (a)(b)	4,198	18,513
		11,556,767

TOTAL HEALTH CARE		153,180,376

INDUSTRIALS - 16.6%
Aerospace & Defense - 1.6%
AAR Corp.	6,314	254,075
Aerojet Rocketdyne Holdings, Inc.	13,454	628,571
AeroVironment, Inc. (a)	4,212	464,878
Astronics Corp. (a)	4,386	76,360
Axon Enterprise, Inc. (a)	11,984	1,816,894
BWX Technologies, Inc.	17,791	1,190,574
Cubic Corp.	5,881	440,134
Curtiss-Wright Corp.	7,711	986,237
Ducommun, Inc. (a)	2,104	123,989
Hexcel Corp. (a)	15,624	881,350
Howmet Aerospace, Inc. (a)	73,319	2,343,275
Huntington Ingalls Industries, Inc.	7,571	1,607,475
Kaman Corp.	5,054	269,631
Kratos Defense & Security Solutions, Inc. (a)	23,037	616,009
Maxar Technologies, Inc.	13,295	515,979
Mercury Systems, Inc. (a)	10,560	794,534
Moog, Inc. Class A	5,457	472,303
National Presto Industries, Inc.	1,151	118,415
PAE, Inc. (a)	12,271	110,071
Park Aerospace Corp.	2,730	36,828
Parsons Corp. (a)	4,355	193,057
Spirit AeroSystems Holdings, Inc. Class A	19,890	908,774
Textron, Inc.	42,561	2,734,119
Triumph Group, Inc. (a)	10,116	171,163
Vectrus, Inc. (a)	2,254	117,997
Virgin Galactic Holdings, Inc. (a)(b)	24,579	544,425
		18,417,117
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	11,259	296,337
Atlas Air Worldwide Holdings, Inc. (a)	5,111	347,088
C.H. Robinson Worldwide, Inc.	25,083	2,435,058
Echo Global Logistics, Inc. (a)	4,881	159,609
Forward Air Corp.	5,191	458,313
Hub Group, Inc. Class A (a)	6,390	419,951
XPO Logistics, Inc. (a)	19,174	2,667,487
		6,783,843
Airlines - 0.6%
Alaska Air Group, Inc. (a)	23,358	1,614,972
Allegiant Travel Co. (a)	2,483	585,318
American Airlines Group, Inc. (a)(b)	119,881	2,603,815
Hawaiian Holdings, Inc. (a)	9,063	227,572
JetBlue Airways Corp. (a)	59,495	1,211,318
Mesa Air Group, Inc. (a)	6,141	69,148
SkyWest, Inc.	9,375	465,563
Spirit Airlines, Inc. (a)	18,510	663,028
		7,440,734
Building Products - 1.9%
A.O. Smith Corp.	25,377	1,719,292
AAON, Inc.	7,637	499,536
Advanced Drain Systems, Inc.	9,307	1,039,220
Allegion PLC	17,010	2,285,804
Alpha PRO Tech Ltd. (a)(b)	2,033	18,216
American Woodmark Corp. (a)	3,177	315,984
Apogee Enterprises, Inc.	5,054	177,547
Armstrong World Industries, Inc.	8,953	927,978
Builders FirstSource, Inc. (a)	38,863	1,891,462
Cornerstone Building Brands, Inc. (a)	8,317	116,937
CSW Industrials, Inc.	2,601	352,201
Gibraltar Industries, Inc. (a)	6,090	559,427
Griffon Corp.	8,464	229,544
Insteel Industries, Inc.	3,719	141,805
Jeld-Wen Holding, Inc. (a)	13,906	405,638
Lennox International, Inc.	6,425	2,154,560
Masonite International Corp. (a)	4,599	580,808
Owens Corning	19,718	1,908,900
PGT Innovations, Inc. (a)	11,169	294,080
Quanex Building Products Corp.	6,290	171,654
Resideo Technologies, Inc. (a)	26,904	807,389
Simpson Manufacturing Co. Ltd.	8,110	913,997
The AZEK Co., Inc.	23,368	1,128,207
Trex Co., Inc. (a)	21,774	2,351,374
UFP Industries, Inc.	11,551	970,746
		21,962,306
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	12,650	650,337
ACCO Brands Corp.	18,256	156,636
ADT, Inc. (b)	28,174	259,201
Brady Corp. Class A	9,121	497,733
BrightView Holdings, Inc. (a)	6,000	107,580
Casella Waste Systems, Inc. Class A (a)	8,850	593,924
Cimpress PLC (a)	3,642	346,937
Clean Harbors, Inc. (a)	9,461	841,651
CoreCivic, Inc.	22,549	175,206
Covanta Holding Corp.	21,838	328,444
Deluxe Corp.	7,822	344,324
Ennis, Inc.	4,743	98,322
Harsco Corp. (a)	14,971	268,430
Healthcare Services Group, Inc.	14,110	422,595
Herman Miller, Inc.	11,232	466,128
HNI Corp.	8,253	349,432
IAA Spinco, Inc. (a)	25,230	1,584,696
Interface, Inc.	10,956	140,675
KAR Auction Services, Inc.	24,595	368,679
Kimball International, Inc. Class B	7,309	106,565
Knoll, Inc.	8,443	201,788
Matthews International Corp. Class A	5,801	240,045
Montrose Environmental Group, Inc. (a)	2,632	142,681
MSA Safety, Inc.	6,821	1,096,544
Pitney Bowes, Inc.	32,313	241,378
R.R. Donnelley & Sons Co. (a)	13,414	58,083
Rollins, Inc.	41,516	1,547,716
SP Plus Corp. (a)	4,380	150,365
Steelcase, Inc. Class A	17,471	241,100
Stericycle, Inc. (a)	17,089	1,303,549
Team, Inc. (a)	5,321	52,518
Tetra Tech, Inc.	10,194	1,301,060
The Brink's Co.	9,329	745,574
U.S. Ecology, Inc. (a)	6,068	257,647
UniFirst Corp.	2,839	636,475
Viad Corp.	3,730	155,392
		16,479,410
Construction & Engineering - 1.2%
AECOM (a)	27,719	1,841,373
Aegion Corp. (a)	5,767	173,587
Ameresco, Inc. Class A (a)	3,903	206,039
API Group Corp. (a)(d)	28,373	603,210
Arcosa, Inc.	9,104	548,880
Argan, Inc.	2,845	142,677
Comfort Systems U.S.A., Inc.	6,804	560,377
Construction Partners, Inc. Class A (a)	6,526	207,070
Dycom Industries, Inc. (a)	5,796	543,723
EMCOR Group, Inc.	10,254	1,228,429
Fluor Corp.	23,267	534,676
Granite Construction, Inc.	8,488	323,393
Great Lakes Dredge & Dock Corp. (a)	12,492	196,124
HC2 Holdings, Inc. (a)	9,359	39,308
IES Holdings, Inc. (a)	3,911	206,462
MasTec, Inc. (a)	10,618	1,108,094
Matrix Service Co. (a)	5,289	69,868
MYR Group, Inc. (a)	3,245	252,786
NV5 Global, Inc. (a)	1,998	180,080
Primoris Services Corp.	9,541	311,609
Quanta Services, Inc.	25,937	2,506,552
Sterling Construction Co., Inc. (a)	5,347	111,485
Tutor Perini Corp. (a)	7,403	119,188
Valmont Industries, Inc.	4,005	988,634
Willscot Mobile Mini Holdings (a)	35,006	1,024,626
		14,028,250
Electrical Equipment - 1.2%
Acuity Brands, Inc.	6,774	1,256,712
American Superconductor Corp. (a)	4,303	70,870
Atkore, Inc. (a)	8,696	680,723
AZZ, Inc.	4,616	242,986
Bloom Energy Corp. Class A (a)(b)	22,744	590,662
Encore Wire Corp.	3,948	294,837
Energous Corp. (a)(b)	6,815	21,263
EnerSys	8,033	735,662
FuelCell Energy, Inc. (a)(b)	60,680	589,203
GrafTech International Ltd.	26,420	336,062
Hubbell, Inc. Class B	10,187	1,956,006
nVent Electric PLC	31,621	962,859
Orion Energy Systems, Inc. (a)	4,362	26,259
Powell Industries, Inc.	1,903	67,062
Regal Beloit Corp.	7,661	1,106,478
Sensata Technologies, Inc. PLC (a)	29,615	1,709,970
Sunrun, Inc. (a)	30,130	1,476,370
Thermon Group Holdings, Inc. (a)	6,078	116,090
TPI Composites, Inc. (a)	6,177	328,308
Vertiv Holdings Co.	45,902	1,041,975
Vicor Corp. (a)	3,969	366,061
		13,976,418
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	9,969	1,910,559
Raven Industries, Inc.	6,675	271,139
		2,181,698
Machinery - 4.1%
AGCO Corp.	11,591	1,691,359
Alamo Group, Inc.	1,826	287,139
Albany International Corp. Class A	5,693	508,043
Allison Transmission Holdings, Inc.	21,063	873,483
Altra Industrial Motion Corp.	11,464	676,491
Astec Industries, Inc.	4,321	324,118
Barnes Group, Inc.	8,791	438,847
Blue Bird Corp. (a)	2,762	74,408
Chart Industries, Inc. (a)	6,701	1,076,382
CIRCOR International, Inc. (a)	3,680	126,482
Colfax Corp. (a)(b)	21,681	979,764
Columbus McKinnon Corp. (NY Shares)	4,400	217,844
Crane Co.	9,264	871,372
Donaldson Co., Inc.	23,515	1,478,623
Douglas Dynamics, Inc.	4,227	189,074
Energy Recovery, Inc. (a)	8,895	188,574
Enerpac Tool Group Corp. Class A	11,169	297,095
EnPro Industries, Inc.	3,955	338,746
ESCO Technologies, Inc.	4,837	526,072
Evoqua Water Technologies Corp. (a)	22,443	641,421
ExOne Co. (a)	2,646	61,520
Federal Signal Corp.	11,164	462,525
Flowserve Corp.	24,465	969,793
Franklin Electric Co., Inc.	7,256	589,695
Gorman-Rupp Co.	3,641	125,687
Graco, Inc.	31,515	2,420,352
Helios Technologies, Inc.	5,738	414,743
Hillenbrand, Inc.	13,976	686,082
Hyster-Yale Materials Handling Class A	1,896	153,292
ITT, Inc.	16,189	1,526,785
John Bean Technologies Corp.	5,916	860,068
Kadant, Inc.	2,170	386,325
Kennametal, Inc.	15,790	634,126
Lincoln Electric Holdings, Inc.	11,139	1,426,349
Lindsay Corp.	2,009	333,052
Lydall, Inc. (a)	3,086	113,719
Manitowoc Co., Inc. (a)	6,494	148,583
Meritor, Inc. (a)	13,681	369,797
Middleby Corp. (a)	10,441	1,893,162
Miller Industries, Inc.	2,067	88,922
Mueller Industries, Inc.	10,524	472,212
Mueller Water Products, Inc. Class A	29,159	418,723
Navistar International Corp. (a)	9,206	407,366
Nikola Corp. (a)(b)	26,290	304,175
NN, Inc. (a)	7,563	55,210
Nordson Corp.	10,082	2,131,436
Omega Flex, Inc.	537	85,383
Oshkosh Corp.	12,859	1,600,045
Pentair PLC	31,105	2,006,584
Proto Labs, Inc. (a)	5,196	582,264
RBC Bearings, Inc. (a)	4,731	943,503
REV Group, Inc.	5,052	92,148
Rexnord Corp.	22,360	1,116,435
Snap-On, Inc.	10,161	2,414,254
SPX Corp. (a)	8,400	509,544
SPX Flow, Inc.	7,957	529,857
Standex International Corp.	2,251	213,440
Tennant Co.	3,431	270,740
Terex Corp.	13,177	619,187
The Greenbrier Companies, Inc. (b)	6,205	293,124
The Shyft Group, Inc.	6,105	216,239
Timken Co.	12,792	1,072,865
Toro Co.	20,101	2,303,575
TriMas Corp. (a)	8,002	254,784
Trinity Industries, Inc.	15,157	418,939
Wabash National Corp.	9,424	165,957
Watts Water Technologies, Inc. Class A	5,096	634,707
Welbilt, Inc. (a)	23,974	535,579
Woodward, Inc.	10,976	1,372,110
		47,510,299
Marine - 0.1%
Genco Shipping & Trading Ltd.	5,921	90,828
Kirby Corp. (a)	11,248	716,498
Matson, Inc.	8,146	532,178
		1,339,504
Professional Services - 1.7%
Acacia Research Corp. (a)	9,758	59,329
ASGN, Inc. (a)	9,985	1,050,222
Barrett Business Services, Inc.	1,397	102,442
Booz Allen Hamilton Holding Corp. Class A	25,813	2,141,188
CACI International, Inc. Class A (a)	4,750	1,210,585
CBIZ, Inc. (a)	10,300	345,977
CoreLogic, Inc.	13,629	1,086,231
CRA International, Inc.	1,396	112,043
Dun & Bradstreet Holdings, Inc. (a)(b)	25,914	615,717
Exponent, Inc.	9,816	945,575
Forrester Research, Inc. (a)	2,050	89,073
Franklin Covey Co. (a)	1,930	58,942
FTI Consulting, Inc. (a)	6,442	894,472
Heidrick & Struggles International, Inc.	3,479	147,162
Huron Consulting Group, Inc. (a)	4,162	234,154
ICF International, Inc.	3,168	288,478
Insperity, Inc.	6,638	581,091
KBR, Inc.	26,525	1,049,329
Kelly Services, Inc. Class A (non-vtg.) (a)	5,899	147,770
Kforce, Inc.	3,642	204,098
Korn Ferry	10,147	688,880
Manpower, Inc.	10,309	1,246,255
ManTech International Corp. Class A	5,187	442,710
Nielsen Holdings PLC	67,221	1,724,219
Resources Connection, Inc.	5,895	83,178
Robert Half International, Inc.	21,222	1,859,259
Science Applications International Corp.	10,952	979,328
TriNet Group, Inc. (a)	7,421	584,107
TrueBlue, Inc. (a)	6,472	183,158
Upwork, Inc. (a)	17,109	788,041
Willdan Group, Inc. (a)	1,995	76,149
		20,019,162
Road & Rail - 0.9%
AMERCO	1,690	1,008,305
ArcBest Corp.	4,823	350,921
Avis Budget Group, Inc. (a)	9,708	869,934
Covenant Transport Group, Inc. Class A (a)	1,732	37,255
Daseke, Inc. (a)	11,780	89,410
Heartland Express, Inc.	8,958	166,529
J.B. Hunt Transport Services, Inc.	15,644	2,670,587
Knight-Swift Transportation Holdings, Inc. Class A	22,935	1,080,697
Landstar System, Inc.	7,193	1,239,210
Marten Transport Ltd.	11,034	184,488
Ryder System, Inc.	10,047	802,152
Saia, Inc. (a)	4,958	1,162,651
Schneider National, Inc. Class B	7,056	170,967
U.S. Xpress Enterprises, Inc. (a)	3,140	32,154
Werner Enterprises, Inc.	10,657	492,673
Yellow Corp. (a)	8,895	81,567
		10,439,500
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	20,095	938,637
Applied Industrial Technologies, Inc.	7,317	699,944
Beacon Roofing Supply, Inc. (a)	10,123	570,229
BlueLinx Corp. (a)	1,800	90,846
Boise Cascade Co.	7,307	487,523
CAI International, Inc.	2,896	123,225
DXP Enterprises, Inc. (a)	3,163	92,581
GATX Corp. (b)	6,571	642,052
GMS, Inc. (a)	7,994	349,418
H&E Equipment Services, Inc.	6,030	234,567
Herc Holdings, Inc. (a)	4,631	489,034
McGrath RentCorp.	4,519	370,468
MRC Global, Inc. (a)	10,644	100,266
MSC Industrial Direct Co., Inc. Class A	8,825	795,662
NOW, Inc. (a)	20,019	196,587
Rush Enterprises, Inc. Class A	7,894	389,648
SiteOne Landscape Supply, Inc. (a)	8,349	1,497,644
Systemax, Inc.	2,827	120,769
Textainer Group Holdings Ltd. (a)	7,944	203,525
Titan Machinery, Inc. (a)	3,820	99,740
Triton International Ltd.	12,407	622,459
Univar, Inc. (a)	31,854	743,791
Veritiv Corp. (a)	2,284	95,654
Watsco, Inc.	6,153	1,801,968
WESCO International, Inc. (a)	8,322	763,294
		12,519,531
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	13,492	449,419

TOTAL INDUSTRIALS		193,547,191

INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.8%
ADTRAN, Inc.	9,315	159,193
Applied Optoelectronics, Inc. (a)(b)	5,217	38,658
CalAmp Corp. (a)	6,563	90,241
Calix Networks, Inc. (a)	10,490	443,622
Casa Systems, Inc. (a)	6,696	52,530
Ciena Corp. (a)	29,221	1,474,784
Clearfield, Inc. (a)	2,142	73,578
CommScope Holding Co., Inc. (a)	37,216	612,203
Comtech Telecommunications Corp.	4,936	118,365
Digi International, Inc. (a)	6,350	113,475
EchoStar Holding Corp. Class A (a)	9,981	244,035
Extreme Networks, Inc. (a)	22,898	260,579
Harmonic, Inc. (a)	18,369	143,646
Infinera Corp. (a)(b)	38,061	350,922
Inseego Corp. (a)(b)	12,127	107,688
Juniper Networks, Inc.	61,495	1,561,358
Lumentum Holdings, Inc. (a)	14,237	1,210,857
NETGEAR, Inc. (a)	5,780	215,074
NetScout Systems, Inc. (a)	13,849	362,775
Plantronics, Inc. (a)	7,108	284,249
Resonant, Inc. (a)	7,045	23,037
Ribbon Communications, Inc. (a)	21,571	145,604
ViaSat, Inc. (a)(b)	12,135	628,472
Viavi Solutions, Inc. (a)	42,270	691,537
		9,406,482
Electronic Equipment & Components - 2.1%
Airgain, Inc. (a)	1,685	39,817
Akoustis Technologies, Inc. (a)(b)	7,660	86,022
Arlo Technologies, Inc. (a)	14,678	89,976
Arrow Electronics, Inc. (a)	13,988	1,595,611
Avnet, Inc.	18,589	816,429
Badger Meter, Inc.	5,437	507,761
Belden, Inc.	8,358	361,734
Benchmark Electronics, Inc.	6,880	206,538
Coherent, Inc. (a)	4,586	1,192,314
CTS Corp.	6,096	198,242
Dolby Laboratories, Inc. Class A	12,212	1,239,152
ePlus, Inc. (a)	2,504	251,301
Fabrinet (a)	6,900	590,778
FARO Technologies, Inc. (a)	3,319	251,730
FLIR Systems, Inc.	24,535	1,471,364
II-VI, Inc. (a)	19,731	1,324,739
Insight Enterprises, Inc. (a)	6,601	662,542
Intellicheck, Inc. (a)	2,700	26,919
IPG Photonics Corp. (a)	6,757	1,467,012
Itron, Inc. (a)	8,313	747,671
Jabil, Inc.	25,555	1,339,593
Kimball Electronics, Inc. (a)	4,879	112,266
Knowles Corp. (a)	16,962	354,506
Littelfuse, Inc.	4,631	1,228,326
Luna Innovations, Inc. (a)	5,988	67,904
Methode Electronics, Inc. Class A	7,122	319,991
MicroVision, Inc. (a)(b)	27,269	415,852
Napco Security Technolgies, Inc. (a)	2,276	75,814
National Instruments Corp.	24,753	1,025,022
nLIGHT, Inc. (a)	6,894	202,270
Novanta, Inc. (a)	6,690	881,140
OSI Systems, Inc. (a)	3,139	303,133
Par Technology Corp. (a)(b)	3,724	305,889
PC Connection, Inc.	1,961	88,931
Plexus Corp. (a)	5,503	508,697
Rogers Corp. (a)	3,485	682,502
Sanmina Corp. (a)	12,231	499,514
ScanSource, Inc. (a)	4,849	146,585
SYNNEX Corp.	7,748	939,058
TTM Technologies, Inc. (a)(b)	16,755	251,325
Vishay Intertechnology, Inc.	24,701	606,904
Vishay Precision Group, Inc. (a)	2,363	75,332
Vontier Corp. (a)	31,599	990,313
Wrap Technologies, Inc. (a)(b)	3,630	21,344
		24,569,863
IT Services - 2.5%
Affirm Holdings, Inc. (b)	6,024	424,692
Alliance Data Systems Corp.	9,338	1,100,483
Amdocs Ltd.	24,482	1,878,749
BigCommerce Holdings, Inc. (a)(b)	2,177	130,489
BM Technologies, Inc.	594	5,244
Brightcove, Inc. (a)	7,680	111,514
Cardtronics PLC (a)	6,674	259,218
Cass Information Systems, Inc.	2,310	106,006
Concentrix Corp. (a)	7,823	1,215,538
Conduent, Inc. (a)	32,244	219,259
CSG Systems International, Inc.	6,093	280,217
DXC Technology Co.	47,801	1,573,131
Euronet Worldwide, Inc. (a)	9,921	1,422,969
EVERTEC, Inc.	11,160	445,284
EVO Payments, Inc. Class A (a)	9,114	259,840
ExlService Holdings, Inc. (a)	6,235	575,989
Fastly, Inc. Class A (a)(b)	16,134	1,030,479
Genpact Ltd.	32,699	1,554,183
GreenSky, Inc. Class A (a)	9,417	57,350
Grid Dynamics Holdings, Inc. (a)	4,941	71,200
GTT Communications, Inc. (a)(b)	5,155	8,300
Hackett Group, Inc.	5,527	91,914
i3 Verticals, Inc. Class A (a)	3,977	132,116
International Money Express, Inc. (a)	5,096	80,415
Jack Henry & Associates, Inc.	14,294	2,327,492
Limelight Networks, Inc. (a)	23,656	74,043
Liveramp Holdings, Inc. (a)	12,622	618,226
Maximus, Inc.	11,511	1,054,868
MoneyGram International, Inc. (a)	11,429	78,860
Paysign, Inc. (a)(b)	8,196	31,309
Perficient, Inc. (a)	6,194	406,388
Perspecta, Inc.	25,225	738,336
Rackspace Technology, Inc. (a)(b)	6,571	163,421
Repay Holdings Corp. (a)	14,164	323,647
Sabre Corp. (b)	59,744	894,965
Sezzle, Inc. unit (a)	15,674	116,277
Shift4 Payments, Inc.	6,665	659,102
Snowflake Computing, Inc.	11,162	2,585,008
Switch, Inc. Class A	16,327	303,192
Sykes Enterprises, Inc. (a)	7,411	324,824
The Western Union Co.	76,997	1,983,443
Ttec Holdings, Inc.	3,390	344,865
Tucows, Inc. (a)	1,869	146,922
Unisys Corp. (a)	11,897	285,528
Verra Mobility Corp. (a)	25,572	343,688
WEX, Inc. (a)	8,302	1,703,653
		28,542,636
Semiconductors & Semiconductor Equipment - 1.9%
ACM Research, Inc. (a)	1,877	148,189
Advanced Energy Industries, Inc.	7,241	798,755
Alpha & Omega Semiconductor Ltd. (a)	3,917	121,819
Ambarella, Inc. (a)	6,555	639,047
Amkor Technology, Inc.	20,410	412,690
Atomera, Inc. (a)(b)	3,488	58,040
Axcelis Technologies, Inc. (a)	6,256	259,812
AXT, Inc. (a)	7,078	69,789
Brooks Automation, Inc.	13,973	1,415,884
Ceva, Inc. (a)	4,299	238,337
Cirrus Logic, Inc. (a)	10,925	812,929
CMC Materials, Inc.	5,495	1,007,948
Cohu, Inc.	8,748	350,007
CyberOptics Corp. (a)	1,226	40,446
Diodes, Inc. (a)	7,888	605,877
DSP Group, Inc. (a)	4,407	61,213
First Solar, Inc. (a)	15,944	1,220,194
FormFactor, Inc. (a)	14,721	576,327
Ichor Holdings Ltd. (a)	5,389	300,545
Impinj, Inc. (a)(b)	4,073	193,305
Kopin Corp. (a)	12,443	102,281
Kulicke & Soffa Industries, Inc.	11,678	663,894
Lattice Semiconductor Corp. (a)	25,725	1,294,225
MACOM Technology Solutions Holdings, Inc. (a)	8,656	490,016
MaxLinear, Inc. Class A (a)	12,657	455,525
MKS Instruments, Inc.	10,357	1,855,042
NeoPhotonics Corp. (a)	9,626	90,099
NVE Corp.	928	71,020
Onto Innovation, Inc. (a)	9,247	633,604
PDF Solutions, Inc. (a)	5,183	91,895
Photronics, Inc. (a)	11,474	145,720
Pixelworks, Inc. (a)	8,324	24,556
Power Integrations, Inc.	11,252	931,778
Rambus, Inc. (a)	21,274	403,781
Semtech Corp. (a)	12,377	838,418
Silicon Laboratories, Inc. (a)	8,294	1,169,039
SiTime Corp. (a)	2,334	216,012
SMART Global Holdings, Inc. (a)	2,576	118,882
SunPower Corp. (a)(b)	15,064	386,994
Synaptics, Inc. (a)	6,519	911,813
Ultra Clean Holdings, Inc. (a)	8,172	417,344
Universal Display Corp.	8,067	1,804,507
Veeco Instruments, Inc. (a)	9,316	214,361
		22,661,959
Software - 5.1%
2U, Inc. (a)(b)	13,971	548,362
8x8, Inc. (a)	20,101	661,122
A10 Networks, Inc. (a)	10,559	91,652
ACI Worldwide, Inc. (a)	21,979	830,367
Agilysys, Inc. (a)	3,816	192,365
Alarm.com Holdings, Inc. (a)	8,424	756,138
Altair Engineering, Inc. Class A (a)(b)	8,491	551,915
Alteryx, Inc. Class A (a)	11,092	906,771
American Software, Inc. Class A	5,460	112,967
Anaplan, Inc. (a)	26,684	1,591,701
AppFolio, Inc. (a)(b)	3,257	471,060
Appian Corp. Class A (a)(b)	7,299	884,493
Aspen Technology, Inc. (a)	12,746	1,667,687
Avaya Holdings Corp. (a)	14,102	405,715
Benefitfocus, Inc. (a)	5,186	70,115
Bill.Com Holdings, Inc. (a)	11,607	1,794,790
Blackbaud, Inc. (a)	9,015	641,147
BlackLine, Inc. (a)(b)	9,649	1,119,863
Bottomline Technologies, Inc. (a)	7,236	351,380
Box, Inc. Class A (a)	27,275	580,958
CDK Global, Inc.	22,797	1,221,691
Cerence, Inc. (a)(b)	7,043	679,016
ChannelAdvisor Corp. (a)	5,253	111,101
Cloudera, Inc. (a)	40,766	517,321
CommVault Systems, Inc. (a)	8,768	609,464
Cornerstone OnDemand, Inc. (a)	11,421	505,551
Digimarc Corp. (a)(b)	2,563	86,450
Digital Turbine, Inc. (a)	14,068	1,061,149
Domo, Inc. Class B (a)	5,006	321,836
Dropbox, Inc. Class A (a)	55,463	1,425,399
Duck Creek Technologies, Inc. (a)(b)	6,181	257,006
Dynatrace, Inc. (a)	34,481	1,794,391
Ebix, Inc.	4,459	134,260
eGain Communications Corp. (a)	3,474	34,149
Elastic NV (a)	11,821	1,425,849
Envestnet, Inc. (a)	10,171	750,925
Everbridge, Inc. (a)	6,816	904,551
FireEye, Inc. (a)	44,850	891,394
Five9, Inc. (a)	12,519	2,353,196
Guidewire Software, Inc. (a)	15,711	1,657,668
Intelligent Systems Corp. (a)	1,301	49,854
InterDigital, Inc.	5,702	395,833
j2 Global, Inc. (a)(b)	8,005	968,605
Jamf Holding Corp. (a)	5,306	193,775
LivePerson, Inc. (a)	11,756	642,465
Manhattan Associates, Inc. (a)	11,994	1,646,057
Medallia, Inc. (a)	15,441	455,355
MicroStrategy, Inc. Class A (a)(b)	1,426	937,110
Mimecast Ltd. (a)	10,963	476,013
Mitek Systems, Inc. (a)	7,968	129,161
Model N, Inc. (a)	5,669	225,513
nCino, Inc. (a)(b)	2,850	186,362
New Relic, Inc. (a)	10,169	653,867
Nutanix, Inc. Class A (a)	36,154	977,604
Onespan, Inc. (a)	6,282	168,420
Pagerduty, Inc. (a)(b)	10,718	455,086
Paylocity Holding Corp. (a)	7,070	1,366,207
Pegasystems, Inc.	7,450	945,703
Ping Identity Holding Corp. (a)(b)	6,646	161,365
Progress Software Corp.	8,169	356,659
Proofpoint, Inc. (a)	10,768	1,853,280
PROS Holdings, Inc. (a)	7,394	317,794
Q2 Holdings, Inc. (a)	9,837	1,023,245
QAD, Inc. Class A	2,230	157,639
Qualys, Inc. (a)(b)	6,360	644,650
Rapid7, Inc. (a)	9,876	802,425
SailPoint Technologies Holding, Inc. (a)	17,118	835,872
SecureWorks Corp. (a)	1,158	15,066
ShotSpotter, Inc. (a)(b)	1,650	57,651
Smartsheet, Inc. (a)	21,661	1,284,497
Smith Micro Software, Inc. (a)	5,699	32,028
SolarWinds, Inc. (a)(b)	13,412	226,126
Sprout Social, Inc. (a)	5,332	353,458
SPS Commerce, Inc.(a)	6,745	690,958
SVMK, Inc. (a)	22,404	403,048
Synchronoss Technologies, Inc. (a)	8,105	27,071
Tenable Holdings, Inc. (a)	12,731	477,349
Teradata Corp. (a)	20,371	1,007,753
Upland Software, Inc. (a)	4,894	242,547
Varonis Systems, Inc. (a)	19,057	1,009,068
Verint Systems, Inc. (a)	12,331	598,917
Veritone, Inc. (a)(b)	4,696	113,268
Vertex, Inc. Class A (a)(b)	4,521	92,364
VirnetX Holding Corp. (b)	10,480	48,837
VMware, Inc. Class A (a)(b)	15,121	2,431,910
Vobile Group Ltd. (a)	37,000	161,475
Workiva, Inc. (a)	7,846	737,524
Xperi Holding Corp.	19,551	401,773
Yext, Inc. (a)	17,753	247,654
Zix Corp. (a)	11,183	88,178
Zuora, Inc. (a)	19,533	316,435
		59,063,809
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)	23,174	499,168
Avid Technology, Inc. (a)	7,647	173,893
Diebold Nixdorf, Inc. (a)	14,701	220,662
Eastman Kodak Co. (a)(b)	11,427	85,245
Immersion Corp. (a)	3,606	30,903
NCR Corp. (a)	24,445	1,118,359
Pure Storage, Inc. Class A (a)	46,404	938,289
Razer, Inc. (a)(d)	811,000	290,249
Super Micro Computer, Inc. (a)	7,991	295,827
Xerox Holdings Corp.	31,309	755,799
		4,408,394

TOTAL INFORMATION TECHNOLOGY		148,653,143

MATERIALS - 5.3%
Chemicals - 2.4%
AdvanSix, Inc. (a)	5,568	161,917
American Vanguard Corp.	5,251	103,865
Amyris, Inc. (a)	31,827	463,401
Ashland Global Holdings, Inc.	10,230	881,928
Avient Corp.	17,236	875,072
Axalta Coating Systems Ltd. (a)	39,073	1,246,038
Balchem Corp.	6,105	776,495
Cabot Corp.	10,520	577,338
CF Industries Holdings, Inc.	40,209	1,955,364
Chase Corp.	1,440	170,554
Element Solutions, Inc.	40,845	893,689
Ferro Corp. (a)	15,328	255,364
FutureFuel Corp.	5,299	67,297
GCP Applied Technologies, Inc. (a)	9,130	234,550
H.B. Fuller Co.	9,827	656,640
Hawkins, Inc.	4,264	142,204
Huntsman Corp.	37,592	1,077,763
Ingevity Corp. (a)	7,550	589,504
Innospec, Inc.	4,603	448,378
Intrepid Potash, Inc. (a)	1,803	57,984
Koppers Holdings, Inc. (a)	3,907	129,869
Kraton Performance Polymers, Inc. (a)	5,976	213,702
Kronos Worldwide, Inc.	4,478	76,126
Livent Corp. (a)(b)	27,312	492,162
Loop Industries, Inc. (a)(b)	3,661	31,558
Minerals Technologies, Inc.	6,345	495,798
NewMarket Corp.	1,372	475,521
Olin Corp.	26,752	1,151,139
Orion Engineered Carbons SA	11,242	223,266
PQ Group Holdings, Inc.	8,187	114,618
Quaker Chemical Corp.	2,489	603,209
Rayonier Advanced Materials, Inc. (a)	11,431	103,908
RPM International, Inc.	24,374	2,311,630
Sensient Technologies Corp.	7,952	653,972
Stepan Co.	3,948	515,846
The Chemours Co. LLC	31,022	936,864
The Mosaic Co.	64,774	2,278,749
The Scotts Miracle-Gro Co. Class A	7,648	1,767,912
Tredegar Corp.	4,706	68,802
Trinseo SA	7,328	453,676
Tronox Holdings PLC	20,227	428,812
Valvoline, Inc.	33,757	1,059,970
W.R. Grace & Co.	11,637	799,811
Westlake Chemical Corp.	6,445	605,121
		27,627,386
Construction Materials - 0.2%
Eagle Materials, Inc.	7,885	1,089,234
Forterra, Inc. (a)	3,473	81,477
Summit Materials, Inc. (a)	21,697	624,657
U.S. Concrete, Inc. (a)	3,060	194,035
		1,989,403
Containers & Packaging - 1.2%
Aptargroup, Inc.	12,157	1,833,397
Berry Global Group, Inc. (a)	25,067	1,594,763
Crown Holdings, Inc.	25,218	2,768,936
Graphic Packaging Holding Co.	50,271	932,527
Greif, Inc. Class A	4,932	298,435
Myers Industries, Inc.	6,664	150,340
O-I Glass, Inc. (a)	29,405	484,888
Ranpak Holdings Corp. (A Shares) (a)	6,837	131,476
Sealed Air Corp.	29,034	1,434,280
Silgan Holdings, Inc.	14,666	618,465
Sonoco Products Co.	18,738	1,226,589
WestRock Co.	49,439	2,756,224
		14,230,320
Metals & Mining - 1.3%
Alcoa Corp. (a)	35,020	1,283,133
Allegheny Technologies, Inc. (a)	23,976	557,682
Arconic Rolled Products Corp. (a)	18,208	520,749
Carpenter Technology Corp.	8,890	336,664
Century Aluminum Co. (a)	9,725	152,294
Cleveland-Cliffs, Inc.	86,326	1,541,782
Coeur d'Alene Mines Corp. (a)	45,388	366,735
Commercial Metals Co.	22,411	654,849
Compass Minerals International, Inc.	6,210	421,783
Coronado Global Resources, Inc. unit (a)(c)(d)	104,163	47,744
Gold Resource Corp.	15,463	41,595
Haynes International, Inc.	2,105	61,550
Hecla Mining Co.	100,429	593,535
Kaiser Aluminum Corp.	3,163	381,047
Materion Corp.	3,800	269,078
McEwen Mining, Inc. (a)(b)	54,911	65,893
Reliance Steel & Aluminum Co.	11,889	1,905,926
Royal Gold, Inc.	12,278	1,373,417
Ryerson Holding Corp. (a)	3,143	49,911
Schnitzer Steel Industries, Inc. Class A	5,113	241,385
Steel Dynamics, Inc.	37,666	2,042,251
SunCoke Energy, Inc.	15,534	104,855
TimkenSteel Corp. (a)	6,974	83,827
United States Steel Corp.	49,377	1,136,165
Warrior Metropolitan Coal, Inc.	9,377	148,625
Worthington Industries, Inc.	6,425	419,296
		14,801,771
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	2,984	99,845
Domtar Corp.	10,689	421,360
Louisiana-Pacific Corp.	20,046	1,320,630
Mercer International, Inc. (SBI)	7,127	117,524
Neenah, Inc.	3,181	169,134
P.H. Glatfelter Co.	7,939	116,862
Resolute Forest Products (a)	15,244	206,099
Schweitzer-Mauduit International, Inc.	6,018	274,842
Verso Corp.	6,239	96,330
		2,822,626

TOTAL MATERIALS		61,471,506

REAL ESTATE - 8.4%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Acadia Realty Trust (SBI)	16,157	337,520
Agree Realty Corp.	12,079	849,878
Alexander & Baldwin, Inc.	13,447	246,484
Alexanders, Inc.	408	113,114
American Assets Trust, Inc.	9,513	333,431
American Campus Communities, Inc.	26,047	1,177,585
American Finance Trust, Inc.	19,812	198,318
American Homes 4 Rent Class A	50,585	1,873,668
Americold Realty Trust	47,400	1,914,486
Apartment Income (REIT) Corp.	28,089	1,268,218
Apartment Investment & Management Co. Class A	28,278	196,249
Apple Hospitality (REIT), Inc.	39,081	619,825
Armada Hoffler Properties, Inc.	11,515	156,949
Bluerock Residential Growth (REIT), Inc.	4,768	45,201
Brandywine Realty Trust (SBI)	32,653	441,795
Brixmor Property Group, Inc.	55,986	1,250,727
Camden Property Trust (SBI)	18,390	2,215,626
CareTrust (REIT), Inc.	18,091	437,440
CatchMark Timber Trust, Inc.	8,488	98,715
Centerspace	2,551	179,565
Chatham Lodging Trust (a)	9,037	125,343
City Office REIT, Inc.	8,627	94,293
Colony Capital, Inc.	92,964	650,748
Columbia Property Trust, Inc.	21,612	389,232
Community Healthcare Trust, Inc.	4,254	216,614
CorEnergy Infrastructure Trust, Inc.	2,800	16,968
CoreSite Realty Corp.	8,083	982,004
Corporate Office Properties Trust (SBI)	21,289	596,944
Cousins Properties, Inc.	28,133	1,031,637
CTO Realty Growth, Inc.	1,075	56,975
CubeSmart	37,633	1,593,381
CyrusOne, Inc.	22,598	1,645,812
DiamondRock Hospitality Co. (a)	39,515	411,746
Diversified Healthcare Trust (SBI)	45,963	202,927
Douglas Emmett, Inc.	31,157	1,045,006
Easterly Government Properties, Inc.	15,706	336,580
EastGroup Properties, Inc.	7,485	1,187,570
Empire State Realty Trust, Inc.	26,247	298,953
EPR Properties	14,082	671,852
Equity Commonwealth	22,561	649,757
Equity Lifestyle Properties, Inc.	31,808	2,207,475
Essential Properties Realty Trust, Inc.	21,769	570,130
Farmland Partners, Inc.	4,789	63,837
Federal Realty Investment Trust (SBI)	13,142	1,482,943
First Industrial Realty Trust, Inc.	24,379	1,213,343
Four Corners Property Trust, Inc.	14,385	415,295
Franklin Street Properties Corp.	18,069	95,404
Gaming & Leisure Properties	41,169	1,913,947
Getty Realty Corp.	7,315	231,008
Gladstone Commercial Corp.	7,628	160,493
Gladstone Land Corp.	4,894	102,725
Global Medical REIT, Inc.	9,509	136,549
Global Net Lease, Inc.	17,207	330,374
Healthcare Realty Trust, Inc.	26,630	856,421
Healthcare Trust of America, Inc.	41,136	1,208,164
Hersha Hospitality Trust	7,027	81,232
Highwoods Properties, Inc. (SBI)	19,803	886,976
Host Hotels & Resorts, Inc.	132,532	2,406,781
Hudson Pacific Properties, Inc.	28,687	806,392
Independence Realty Trust, Inc.	19,438	327,336
Industrial Logistics Properties Trust	12,230	303,304
Iron Mountain, Inc.	54,182	2,173,782
iStar Financial, Inc.	13,822	255,845
JBG SMITH Properties	20,890	681,223
Kilroy Realty Corp.	19,958	1,367,921
Kimco Realty Corp.	81,281	1,706,901
Kite Realty Group Trust	15,767	328,111
Lamar Advertising Co. Class A	16,291	1,613,461
Lexington Corporate Properties Trust	51,814	634,203
Life Storage, Inc.	14,199	1,363,956
LTC Properties, Inc.	7,622	324,164
Mack-Cali Realty Corp.	15,707	256,967
Monmouth Real Estate Investment Corp. Class A	18,501	341,898
National Health Investors, Inc.	8,714	639,695
National Retail Properties, Inc.	33,068	1,535,017
National Storage Affiliates Trust	12,214	555,004
NETSTREIT Corp.	4,840	100,817
New Senior Investment Group, Inc.	14,475	95,825
NexPoint Residential Trust, Inc.	4,277	214,534
Office Properties Income Trust	9,039	250,832
Omega Healthcare Investors, Inc.	43,658	1,659,004
One Liberty Properties, Inc.	2,797	69,561
Outfront Media, Inc.	27,478	669,639
Paramount Group, Inc.	30,700	325,727
Park Hotels & Resorts, Inc.	44,521	993,264
Pebblebrook Hotel Trust	24,563	586,564
Physicians Realty Trust	40,207	753,077
Piedmont Office Realty Trust, Inc. Class A	23,423	436,136
Plymouth Industrial REIT, Inc.	5,764	107,441
Potlatch Corp.	12,531	743,840
Preferred Apartment Communities, Inc. Class A	9,612	98,042
PS Business Parks, Inc.	3,871	628,534
QTS Realty Trust, Inc. Class A	12,210	811,843
Rayonier, Inc.	26,097	946,799
Regency Centers Corp.	29,679	1,889,365
Retail Opportunity Investments Corp.	22,072	388,467
Retail Properties America, Inc.	40,631	476,602
Retail Value, Inc.	2,936	54,698
Rexford Industrial Realty, Inc.	24,844	1,380,084
RLJ Lodging Trust	30,837	497,709
RPT Realty	14,846	188,693
Ryman Hospitality Properties, Inc.	10,369	815,522
Sabra Health Care REIT, Inc.	39,743	722,130
Safehold, Inc.	2,842	200,958
Saul Centers, Inc.	2,400	103,632
Seritage Growth Properties (a)	6,637	114,156
Service Properties Trust	31,274	385,139
SITE Centers Corp.	31,702	467,605
SL Green Realty Corp.	13,036	964,794
Spirit Realty Capital, Inc.	21,669	1,030,144
Stag Industrial, Inc.	29,982	1,094,643
Store Capital Corp.	45,285	1,620,750
Summit Hotel Properties, Inc. (a)	19,997	203,369
Sunstone Hotel Investors, Inc.	40,642	534,849
Tanger Factory Outlet Centers, Inc.	17,630	307,644
Terreno Realty Corp.	13,010	839,405
The GEO Group, Inc. (b)	22,370	123,259
The Macerich Co.	21,619	298,126
UDR, Inc.	55,856	2,594,511
UMH Properties, Inc.	7,667	165,071
Uniti Group, Inc.	43,939	500,905
Universal Health Realty Income Trust (SBI)	2,379	159,274
Urban Edge Properties	20,521	386,821
Urstadt Biddle Properties, Inc. Class A	5,762	104,696
VEREIT, Inc.	42,933	2,053,915
Vornado Realty Trust	29,550	1,351,913
Washington Prime Group, Inc. (a)	3,175	7,811
Washington REIT (SBI)	15,982	371,102
Weingarten Realty Investors (SBI)	22,735	735,250
Whitestone REIT Class B	8,726	85,253
WP Carey, Inc.	33,040	2,474,366
Xenia Hotels & Resorts, Inc.	21,663	420,912
		91,342,435
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	20,204	343,468
eXp World Holdings, Inc. (a)(b)	10,517	361,364
Forestar Group, Inc. (a)	3,197	81,012
Howard Hughes Corp. (a)	8,397	906,372
Jones Lang LaSalle, Inc. (a)	9,608	1,805,439
Kennedy-Wilson Holdings, Inc.	22,862	469,814
Marcus & Millichap, Inc. (a)	4,431	156,503
Newmark Group, Inc.	30,404	326,843
RE/MAX Holdings, Inc.	3,387	124,405
Realogy Holdings Corp. (a)	21,548	372,349
Redfin Corp. (a)	19,334	1,368,461
Tejon Ranch Co. (a)	3,438	54,389
The RMR Group, Inc.	2,846	112,645
The St. Joe Co.	5,936	271,809
		6,754,873

TOTAL REAL ESTATE		98,097,308

UTILITIES - 3.0%
Electric Utilities - 0.9%
Allete, Inc.	9,774	687,699
Avangrid, Inc. (b)	10,333	525,950
Hawaiian Electric Industries, Inc.	20,589	886,562
IDACORP, Inc.	9,502	973,765
MGE Energy, Inc.	6,775	506,838
NRG Energy, Inc.	46,045	1,649,332
OGE Energy Corp.	37,346	1,253,332
Otter Tail Corp.	7,652	361,404
Pinnacle West Capital Corp.	21,156	1,790,855
PNM Resources, Inc.	15,761	777,963
Portland General Electric Co.	16,752	852,007
Spark Energy, Inc. Class A, (b)	2,061	21,805
		10,287,512
Gas Utilities - 0.8%
Atmos Energy Corp.	23,987	2,484,813
Chesapeake Utilities Corp.	3,261	386,494
National Fuel Gas Co.	17,085	848,441
New Jersey Resources Corp.	18,082	758,540
Northwest Natural Holding Co.	5,634	303,785
ONE Gas, Inc.	9,970	802,286
South Jersey Industries, Inc. (b)	19,007	470,423
Southwest Gas Holdings, Inc.	10,766	750,606
Spire, Inc.	9,658	727,634
UGI Corp.	38,960	1,702,942
		9,235,964
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	7,397	196,612
Class C	12,858	368,896
Ormat Technologies, Inc.	8,485	614,314
Sunnova Energy International, Inc. (a)	11,640	411,125
Vistra Corp.	90,906	1,533,584
		3,124,531
Multi-Utilities - 0.7%
Avista Corp.	12,977	597,202
Black Hills Corp.	11,745	810,170
CenterPoint Energy, Inc.	103,480	2,534,225
MDU Resources Group, Inc.	37,766	1,263,650
NiSource, Inc.	73,299	1,907,240
NorthWestern Energy Corp.	9,601	653,156
Unitil Corp.	2,738	157,791
		7,923,434
Water Utilities - 0.3%
American States Water Co.	6,877	544,590
Cadiz, Inc. (a)(b)	6,107	71,147
California Water Service Group	9,464	556,010
Essential Utilities, Inc.	41,768	1,968,526
Middlesex Water Co.	3,293	270,092
SJW Corp.	4,893	320,736
York Water Co.	2,476	127,861
		3,858,962

TOTAL UTILITIES		34,430,403

TOTAL COMMON STOCKS
(Cost $959,726,477)		1,161,319,420

Money Market Funds - 5.4%
Fidelity Cash Central Fund 0.04% (e)	4,933,043	4,934,029
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	58,569,731	58,575,588
TOTAL MONEY MARKET FUNDS
(Cost $63,509,617)		63,509,617
TOTAL INVESTMENT IN SECURITIES - 105.2%
(Cost $1,023,236,094)		1,224,829,037
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(60,791,069)
NET ASSETS - 100%		$1,164,037,968

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	6	June 2021	$678,450	$47,039	$47,039
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	June 2021	1,088,120	78,379	78,379
TOTAL FUTURES CONTRACTS					$125,418

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,526,198 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,086
Fidelity Securities Lending Cash Central Fund	135,500
Total	$137,586

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $27,789,230. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Securities Lending Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Securities Lending Cash Central Fund were $151,261,994 and $120,475,636, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$41,855,201	$41,833,123	$--	$22,078
Consumer Discretionary	166,510,730	166,510,336	--	394
Consumer Staples	41,021,195	41,021,195	--	--
Energy	31,982,397	31,982,397	--	--
Financials	190,569,970	190,569,970	--	--
Health Care	153,180,376	153,141,886	--	38,490
Industrials	193,547,191	193,547,191	--	--
Information Technology	148,653,143	148,647,899	5,244	--
Materials	61,471,506	61,423,762	--	47,744
Real Estate	98,097,308	98,097,308	--	--
Utilities	34,430,403	34,430,403	--	--
Money Market Funds	63,509,617	63,509,617	--	--
Total Investments in Securities:	$1,224,829,037	$1,224,715,087	$5,244	$108,706
Derivative Instruments:
Assets
Futures Contracts	$125,418	$125,418	$--	$--
Total Assets	$125,418	$125,418	$--	$--
Total Derivative Instruments:	$125,418	$125,418	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$125,418	$0
Total Equity Risk	125,418	0
Total Value of Derivatives	$125,418	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,357,542) — See accompanying schedule: Unaffiliated issuers (cost $959,726,477)	$1,161,319,420
Fidelity Central Funds (cost $63,509,617)	63,509,617
Total Investment in Securities (cost $1,023,236,094)		$1,224,829,037
Segregated cash with brokers for derivative instruments		258,501
Cash		29,073
Foreign currency held at value (cost $523)		523
Receivable for fund shares sold		4,527,715
Dividends receivable		307,390
Distributions receivable from Fidelity Central Funds		18,429
Total assets		1,229,970,668
Liabilities
Payable for investments purchased	$7,012,717
Payable for fund shares redeemed	274,806
Payable for daily variation margin on futures contracts	69,102
Collateral on securities loaned	58,576,075
Total liabilities		65,932,700
Net Assets		$1,164,037,968
Net Assets consist of:
Paid in capital		$882,065,403
Total accumulated earnings (loss)		281,972,565
Net Assets		$1,164,037,968
Net Asset Value, offering price and redemption price per share ($1,164,037,968 ÷ 85,635,835 shares)		$13.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$5,395,332
Interest		66
Income from Fidelity Central Funds (including $135,500 from security lending)		137,586
Total income		5,532,984
Expenses
Independent trustees' fees and expenses	$1,665
Total expenses before reductions	1,665
Expense reductions	(54)
Total expenses after reductions		1,611
Net investment income (loss)		5,531,373
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,259,594
Fidelity Central Funds	(21)
Foreign currency transactions	73
Futures contracts	1,302,824
Total net realized gain (loss)		81,562,470
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	209,103,562
Assets and liabilities in foreign currencies	4
Futures contracts	102,351
Total change in net unrealized appreciation (depreciation)		209,205,917
Net gain (loss)		290,768,387
Net increase (decrease) in net assets resulting from operations		$296,299,760

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,531,373	$8,066,225
Net realized gain (loss)	81,562,470	8,904,214
Change in net unrealized appreciation (depreciation)	209,205,917	(19,965,836)
Net increase (decrease) in net assets resulting from operations	296,299,760	(2,995,397)
Distributions to shareholders	(15,855,199)	(9,015,399)
Share transactions
Proceeds from sales of shares	370,372,942	357,798,175
Reinvestment of distributions	15,286,618	8,606,523
Cost of shares redeemed	(93,609,140)	(214,889,672)
Net increase (decrease) in net assets resulting from share transactions	292,050,420	151,515,026
Total increase (decrease) in net assets	572,494,981	139,504,230
Net Assets
Beginning of period	591,542,987	452,038,757
End of period	$1,164,037,968	$591,542,987
Other Information
Shares
Sold	29,501,390	39,795,943
Issued in reinvestment of distributions	1,368,942	868,467
Redeemed	(7,610,735)	(25,092,353)
Net increase (decrease)	23,259,597	15,572,057

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Extended Market Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.48	$9.66	$8.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.14	.15	.02
Net realized and unrealized gain (loss)	4.28	(.14)	.56	(1.03)
Total from investment operations	4.36	–	.71	(1.01)
Distributions from net investment income	(.14)	(.13)	(.04)	–
Distributions from net realized gain	(.11)	(.06)	–	–
Total distributions	(.25)	(.18)C	(.04)	–
Net asset value, end of period	$13.59	$9.48	$9.66	$8.99
Total ReturnD,E	46.54%	(.06)%	7.97%	(10.10)%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	-%	-%	- %H
Expenses net of fee waivers, if any	- %H	-%	-%	- %H
Expenses net of all reductions	- %H	-%	-%	- %H
Net investment income (loss)	1.24%H	1.55%	1.64%	1.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,164,038	$591,543	$452,039	$68,589
Portfolio turnover rateI	42%H	26%	14%	- %J,K

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.4
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.3
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.7
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.7
10.9

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	20.1
Consumer Discretionary	13.1
Industrials	12.0
Information Technology	12.3
Health Care	8.9
Materials	8.1
Consumer Staples	7.3
Communication Services	7.6
Energy	4.1
Utilities	2.4

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	16.1%
United Kingdom	8.5%
Cayman Islands	7.4%
Canada	7.0%
France	5.8%
Switzerland	5.4%
Germany	5.3%
Australia	4.5%
Korea (South)	4.3%
Other*	35.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity ZERO℠ International Index Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 4.5%
Afterpay Ltd. (a)	21,382	$1,937,887
AGL Energy Ltd.	56,394	387,947
ALS Ltd.	46,692	379,115
Altium Ltd.	11,169	255,110
Alumina Ltd.	206,910	275,750
AMP Ltd.	310,715	266,886
Ampol Ltd.	21,480	423,441
Ansell Ltd.	11,301	367,904
APA Group unit	110,269	852,006
ARB Corp. Ltd.	6,639	200,125
Aristocrat Leisure Ltd.	58,384	1,671,762
ASX Ltd.	18,004	1,012,187
Atlas Arteria Ltd. unit	86,415	402,082
Aurizon Holdings Ltd.	162,691	469,984
AusNet Services	155,932	227,632
Australia & New Zealand Banking Group Ltd.	258,929	5,732,652
Bank of Queensland Ltd.	61,142	424,849
Beach Energy Ltd.	147,529	144,902
Bendigo & Adelaide Bank Ltd.	47,887	381,071
BHP Billiton Ltd.	268,250	9,763,194
BlueScope Steel Ltd.	46,496	774,389
Boral Ltd.	92,810	443,276
Brambles Ltd.	136,782	1,095,848
Breville Group Ltd.	8,697	174,662
Carsales.com Ltd.	22,212	340,338
Challenger Ltd.	48,207	189,766
Charter Hall Group unit	42,948	463,190
Cleanaway Waste Management Ltd.	185,792	407,906
Coca-Cola Amatil Ltd.	43,413	436,735
Cochlear Ltd.	6,089	1,043,672
Coles Group Ltd.	123,089	1,547,489
Commonwealth Bank of Australia	161,371	11,068,754
Computershare Ltd.	50,891	553,559
Crown Ltd.	31,683	298,254
CSL Ltd.	41,468	8,662,172
CSR Ltd.	41,757	192,040
DEXUS Property Group unit	96,316	754,584
Dominos Pizza Enterprises Ltd.	5,564	457,126
Downer EDI Ltd.	59,129	256,447
Evolution Mining Ltd.	150,514	536,841
Fortescue Metals Group Ltd.	151,545	2,637,217
Goodman Group unit	154,267	2,247,257
Harvey Norman Holdings Ltd.	59,947	243,370
IDP Education Ltd.	14,201	248,551
IGO Ltd.	62,833	362,541
Iluka Resources Ltd.	35,602	212,277
Incitec Pivot Ltd. (a)	172,678	352,510
Insurance Australia Group Ltd.	221,018	834,280
JB Hi-Fi Ltd.	10,376	369,923
Lendlease Group unit	65,022	636,640
Lynas Rare Earths Ltd. (a)	81,114	343,674
Macquarie Group Ltd.	31,029	3,836,223
Magellan Financial Group Ltd.	12,926	482,941
Medibank Private Ltd.	245,577	582,675
Metcash Ltd.	90,356	247,100
Mineral Resources Ltd.	14,903	548,195
Mirvac Group unit	368,188	762,974
National Australia Bank Ltd.	299,774	6,156,618
Newcrest Mining Ltd.	74,778	1,527,691
NEXTDC Ltd. (a)	39,648	353,991
Nine Entertainment Co. Holdings Ltd.	127,344	279,583
Northern Star Resources Ltd.	106,940	865,827
Orica Ltd.	36,088	376,973
Origin Energy Ltd.	155,741	499,096
OZ Minerals Ltd.	29,726	548,212
Qantas Airways Ltd.	174,798	666,545
QBE Insurance Group Ltd.	131,839	1,001,403
Qube Holdings Ltd.	176,280	408,750
Ramsay Health Care Ltd.	16,639	862,898
REA Group Ltd.	4,447	542,467
Reliance Worldwide Corp. Ltd.	72,803	276,493
Rio Tinto Ltd.	33,804	3,154,856
Santos Ltd.	167,672	901,580
Scentre Group unit	465,560	975,512
SEEK Ltd.	31,546	752,616
Seven Group Holdings Ltd.	24,110	400,065
Sonic Healthcare Ltd.	44,168	1,220,811
South32 Ltd.	428,106	949,799
Spark Infrastructure Group unit	150,106	253,239
Steadfast Group Ltd.	73,231	235,244
Stockland Corp. Ltd. unit	222,593	802,501
Suncorp Group Ltd.	118,909	962,732
Sydney Airport unit (a)	242,032	1,154,121
Tabcorp Holdings Ltd.	204,713	783,772
Telstra Corp. Ltd.	1,087,904	2,841,047
The GPT Group unit	183,856	654,347
The Star Entertainment Group Ltd.	71,689	219,798
Transurban Group unit	250,865	2,738,407
Treasury Wine Estates Ltd.	67,067	518,717
Vicinity Centres unit	351,142	428,746
Washington H. Soul Pattinson & Co. Ltd.	10,510	245,077
Wesfarmers Ltd.	103,001	4,293,456
Westpac Banking Corp.	333,883	6,434,153
WiseTech Global Ltd.	13,954	337,856
Woodside Petroleum Ltd.	88,720	1,562,377
Woolworths Group Ltd.	115,650	3,501,275
WorleyParsons Ltd.	28,435	237,887
Zip Co. Ltd. (a)	35,884	222,805

TOTAL AUSTRALIA		121,371,225

Austria - 0.2%
Andritz AG	6,334	344,200
BAWAG Group AG (b)	6,710	362,535
BUWOG AG rights (a)(c)	1,060	0
CA Immobilien Anlagen AG	5,945	260,522
Erste Group Bank AG	27,253	969,842
IMMOFINANZ Immobilien Anlagen AG (a)	14,415	299,990
Lenzing AG	1,224	161,577
Mayr-Melnhof Karton AG	740	153,556
Oesterreichische Post AG	2,935	130,029
OMV AG	12,809	631,538
Raiffeisen International Bank-Holding AG	12,044	263,389
Verbund AG	6,139	504,096
Voestalpine AG	10,091	437,962
Wienerberger AG	10,696	419,469

TOTAL AUSTRIA		4,938,705

Bailiwick of Jersey - 0.5%
Clarivate Analytics PLC (a)	24,066	672,163
Experian PLC	83,909	3,234,825
Ferguson PLC	21,102	2,661,331
Glencore Xstrata PLC	995,334	4,054,417
Polymetal International PLC	25,674	530,261
WPP PLC	112,688	1,519,273

TOTAL BAILIWICK OF JERSEY		12,672,270

Belgium - 0.6%
Ackermans & Van Haaren SA	1,968	314,682
Aedifica SA	2,848	347,879
Ageas	16,527	1,000,632
Anheuser-Busch InBev SA NV	77,110	5,461,895
Cofinimmo SA	2,562	392,721
Colruyt NV	6,068	359,875
D'ieteren SA	1,989	216,052
Elia System Operator SA/NV	3,308	357,934
Galapagos Genomics NV (a)	4,339	337,814
Groupe Bruxelles Lambert SA	10,766	1,177,593
KBC Groep NV	30,877	2,398,815
Melexis NV	1,587	172,862
Proximus	13,981	298,017
Sofina SA	1,383	525,749
Solvay SA Class A	6,580	836,963
Telenet Group Holding NV	4,163	178,277
UCB SA	11,908	1,103,221
Umicore SA	18,311	1,112,624
Warehouses de Pauw	12,302	433,645
Warehouses de Pauw rights 5/21/21 (a)(d)	12,302	11,832

TOTAL BELGIUM		17,039,082

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	384,000	1,171,613
Brilliance China Automotive Holdings Ltd. (c)	232,000	218,030
China Gas Holdings Ltd.	189,200	683,217
China Resource Gas Group Ltd.	78,000	423,250
China Youzan Ltd. (a)	1,320,000	426,533
Credicorp Ltd. (United States)	5,941	709,355
Hiscox Ltd. (a)	33,489	375,550
Hongkong Land Holdings Ltd.	103,339	511,528
Jardine Matheson Holdings Ltd.	23,861	1,604,414
Kunlun Energy Co. Ltd.	348,000	373,637
Man Wah Holdings Ltd.	119,600	251,587
Nine Dragons Paper (Holdings) Ltd.	143,000	196,613

TOTAL BERMUDA		6,945,327

Brazil - 1.1%
Ambev SA	396,100	1,089,411
Atacadao SA	32,500	129,951
B2W Companhia Global do Varejo (a)	20,268	251,184
B3 SA - Brasil Bolsa Balcao	190,000	1,801,346
Banco Bradesco SA	132,963	505,950
Banco do Brasil SA	127,800	697,341
Banco Inter SA unit	13,220	563,889
BB Seguridade Participacoes SA	59,500	244,592
BR Malls Participacoes SA (a)	62,900	110,236
BRF SA (a)	67,100	256,811
BTG Pactual Participations Ltd. unit	22,000	436,391
CCR SA	93,000	206,132
Centrais Eletricas Brasileiras SA (Electrobras)	30,951	209,624
Cogna Educacao (a)	184,400	131,374
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	13,500	101,224
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	32,200	253,590
Companhia Siderurgica Nacional SA (CSN)	57,400	519,786
Compania de Locacao das Americas	26,800	130,101
Cosan SA	22,000	364,746
Cyrela Brazil Realty SA	28,900	125,186
Energisa SA unit	26,800	217,378
Eneva SA (a)	84,400	227,934
ENGIE Brasil Energia SA	21,150	158,351
Equatorial Energia SA	73,400	339,026
Hapvida Participacoes e Investimentos SA (b)	102,900	273,539
Hypermarcas SA	36,800	234,808
JBS SA	84,700	469,650
Klabin SA unit (a)	65,500	335,938
Localiza Rent A Car SA	55,930	662,052
Locaweb Servicos de Internet SA (b)	38,100	201,791
Lojas Renner SA	71,800	534,001
Magazine Luiza SA	245,580	905,545
Natura & Co. Holding SA (a)	76,488	686,302
Notre Dame Intermedica Participacoes SA	47,360	708,563
Oi SA (a)	523,800	163,927
Petro Rio SA (a)	11,800	198,939
Petrobras Distribuidora SA	62,800	260,238
Petroleo Brasileiro SA - Petrobras (ON)	337,500	1,435,232
Qualicorp Consultoria E Corret	20,900	104,076
Raia Drogasil SA	104,700	506,919
Rede D'Oregon Sao Luiz SA (b)	60,600	802,117
Rumo SA (a)	106,600	392,485
Sendas Distribuidora SA	13,500	201,032
Sul America SA unit	28,550	171,919
Suzano Papel e Celulose SA (a)	63,353	800,886
Telefonica Brasil SA	39,800	316,521
Terna Participacoes SA unit	29,100	223,927
TIM SA	72,300	162,248
Totvs SA	44,300	253,630
Ultrapar Participacoes SA	71,000	275,920
Vale SA	313,000	6,281,838
Via Varejo SA (a)	129,386	281,779
Weg SA	132,700	855,262
YDUQS Participacoes SA	22,600	121,736

TOTAL BRAZIL		27,894,374

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	8,914	198,782
Nomad Foods Ltd. (a)	14,070	410,281

TOTAL BRITISH VIRGIN ISLANDS		609,063

Canada - 6.8%
Agnico Eagle Mines Ltd. (Canada)	22,355	1,397,153
Air Canada (a)	31,251	629,774
Alamos Gold, Inc.	36,314	291,008
Algonquin Power & Utilities Corp.	56,310	908,455
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	77,328	2,620,275
AltaGas Ltd.	25,603	478,461
Aphria, Inc. (a)	27,733	425,985
B2Gold Corp.	95,027	457,682
Ballard Power Systems, Inc. (a)	21,494	469,348
Bank of Montreal	59,017	5,570,160
Bank of Nova Scotia	110,321	7,025,037
Barrick Gold Corp. (Canada)	162,471	3,461,836
Bausch Health Cos., Inc. (Canada) (a)	28,939	931,633
BCE, Inc.	82,627	3,905,649
BlackBerry Ltd. (a)	45,366	401,195
Boralex, Inc. Class A	7,396	237,076
Boyd Group Services, Inc.	1,993	370,160
Brookfield Asset Management, Inc. (Canada) Class A	127,959	5,832,927
Brookfield Renewable Corp.	10,873	450,701
BRP, Inc.	3,872	355,714
CAE, Inc.	26,095	817,360
Cameco Corp.	36,864	619,624
Canadian Apartment Properties (REIT) unit	16,272	723,347
Canadian Imperial Bank of Commerce	40,658	4,226,725
Canadian National Railway Co.	64,880	6,984,966
Canadian Natural Resources Ltd.	108,694	3,299,331
Canadian Pacific Railway Ltd.	12,177	4,544,369
Canadian Tire Ltd. Class A (non-vtg.)	5,319	847,820
Canadian Utilities Ltd. Class A (non-vtg.)	11,412	326,163
Capital Power Corp.	9,269	295,531
Cargojet, Inc.	1,441	212,185
CCL Industries, Inc. Class B	13,269	753,186
Cenovus Energy, Inc. (Canada)	117,063	911,437
CGI, Inc. Class A (sub. vtg.) (a)	20,447	1,809,064
Colliers International Group, Inc.	2,651	286,937
Constellation Software, Inc.	1,824	2,676,946
Descartes Systems Group, Inc. (Canada) (a)	7,423	474,857
Dollarama, Inc.	26,409	1,230,694
Element Fleet Management Corp.	39,209	480,084
Emera, Inc.	23,494	1,067,900
Empire Co. Ltd. Class A (non-vtg.)	15,927	500,946
Enbridge, Inc.	184,746	7,125,906
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,496	1,140,385
Finning International, Inc.	14,844	386,332
First Majestic Silver Corp.	17,016	257,770
First Quantum Minerals Ltd.	50,642	1,167,220
FirstService Corp.	3,363	546,277
Fortis, Inc.	42,908	1,914,043
Franco-Nevada Corp.	17,451	2,431,058
George Weston Ltd.	6,588	581,699
Gildan Activewear, Inc.	18,411	638,989
Great-West Lifeco, Inc.	24,973	724,108
Hydro One Ltd. (b)	27,595	661,615
iA Financial Corp, Inc.	9,859	555,213
Imperial Oil Ltd.	20,186	583,007
Intact Financial Corp.	13,093	1,740,336
Inter Pipeline Ltd.	38,489	561,138
Ivanhoe Mines Ltd. (a)	51,081	360,308
Keyera Corp.	19,649	449,362
Kinaxis, Inc. (a)	2,328	300,273
Kinross Gold Corp.	116,704	821,291
Kirkland Lake Gold Ltd.	24,110	895,825
Lightspeed POS, Inc. (Canada) (a)	8,233	574,900
Loblaw Companies Ltd.	15,238	846,108
Lundin Mining Corp.	59,190	715,105
Magna International, Inc. Class A (sub. vtg.)	25,060	2,366,648
Manulife Financial Corp.	177,450	3,874,839
Metro, Inc. Class A (sub. vtg.)	22,648	1,037,738
National Bank of Canada	30,776	2,237,435
Northland Power, Inc.	17,753	611,530
Nutrien Ltd.	52,170	2,879,823
Onex Corp. (sub. vtg.)	7,017	469,779
Open Text Corp.	25,536	1,202,476
Pan American Silver Corp.	19,460	619,217
Parkland Corp.	13,724	440,812
Pembina Pipeline Corp.	50,937	1,572,265
Power Corp. of Canada (sub. vtg.)	52,775	1,537,115
Premium Brands Holdings Corp.	3,257	316,836
Primo Water Corp.	14,104	236,101
Quebecor, Inc. Class B (sub. vtg.)	15,660	421,074
Restaurant Brands International, Inc.	28,025	1,924,574
Ritchie Bros. Auctioneers, Inc.	9,913	630,596
Rogers Communications, Inc. Class B (non-vtg.)	32,359	1,593,796
Royal Bank of Canada	129,339	12,344,106
Saputo, Inc.	21,415	680,527
Shaw Communications, Inc. Class B	41,433	1,200,028
Shopify, Inc. Class A (a)	10,247	12,095,653
SNC-Lavalin Group, Inc.	16,687	373,206
SSR Mining, Inc.	20,671	328,106
Stantec, Inc.	10,128	474,203
Sun Life Financial, Inc.	53,467	2,884,430
Suncor Energy, Inc.	140,077	2,996,074
TC Energy Corp.	89,456	4,425,676
Teck Resources Ltd. Class B (sub. vtg.)	42,904	907,890
TELUS Corp.	123,685	2,565,974
TFI International, Inc. (Canada)	7,951	696,679
The Toronto-Dominion Bank	165,233	11,359,223
Thomson Reuters Corp.	15,467	1,434,392
TMX Group Ltd.	4,548	501,181
Toromont Industries Ltd.	7,270	579,636
Tourmaline Oil Corp.	24,394	526,322
Waste Connection, Inc. (Canada)	24,141	2,875,748
West Fraser Timber Co. Ltd.	7,209	556,591
Wheaton Precious Metals Corp.	41,234	1,710,549
WSP Global, Inc.	6,415	666,108
Yamana Gold, Inc.	89,323	409,135

TOTAL CANADA		181,852,060

Cayman Islands - 7.4%
21Vianet Group, Inc. ADR (a)	8,220	229,420
AAC Technology Holdings, Inc.	63,500	352,500
Airtac International Group	13,000	548,935
Akeso, Inc. (b)	53,000	363,329
Alchip Technologies Ltd.	5,000	88,925
Alibaba Group Holding Ltd. sponsored ADR (a)	167,601	38,707,451
Anta Sports Products Ltd.	82,000	1,472,627
ASM Pacific Technology Ltd.	27,500	417,045
Autohome, Inc. ADR Class A	5,067	469,863
Baidu.com, Inc. sponsored ADR (a)	24,882	5,233,431
BeiGene Ltd. ADR (a)	3,609	1,239,836
Bilibili, Inc. ADR (a)(e)	20,393	2,260,768
BizLink Holding, Inc.	13,000	121,417
Chailease Holding Co. Ltd.	117,285	847,793
China Conch Venture Holdings Ltd.	151,500	716,762
China Feihe Ltd. (b)	257,000	732,844
China Literature Ltd. (a)(b)	32,400	337,858
China Mengniu Dairy Co. Ltd.	252,000	1,349,580
China Resources Land Ltd.	262,000	1,229,429
CIFI Holdings Group Co. Ltd.	339,976	304,185
CK Asset Holdings Ltd.	223,500	1,402,675
CK Hutchison Holdings Ltd.	246,500	2,021,441
Country Garden Holdings Co. Ltd.	647,140	770,628
Country Garden Services Holdings Co. Ltd.	138,000	1,447,910
Daqo New Energy Corp. ADR (a)	4,513	363,251
ENN Energy Holdings Ltd.	69,800	1,189,729
ESR Cayman Ltd. (a)(b)	85,800	293,263
Futu Holdings Ltd. ADR (a)(e)	5,764	857,568
GCL-Poly Energy Holdings Ltd. (a)(c)(e)	1,563,000	398,409
GDS Holdings Ltd. ADR (a)	10,633	882,220
Geely Automobile Holdings Ltd.	521,000	1,351,505
General Interface Solution Holding Ltd.	22,000	97,227
GSX Techedu, Inc. ADR (a)(e)	9,835	314,228
Hansoh Pharmaceutical Group Co. Ltd. (b)	98,000	423,276
Hengan International Group Co. Ltd.	65,500	424,566
Himax Technologies, Inc. sponsored ADR (a)	11,901	156,141
Huazhu Group Ltd. ADR (a)	12,914	761,409
Innovent Biologics, Inc. (a)(b)	79,000	858,370
iQIYI, Inc. ADR (a)	30,188	444,065
JD.com, Inc. sponsored ADR (a)	81,893	6,335,242
JOYY, Inc. ADR	4,967	472,163
KE Holdings, Inc. ADR (a)	14,306	744,627
Kingboard Chemical Holdings Ltd.	64,000	379,003
Kingdee International Software Group Co. Ltd.	218,000	721,264
Kingsoft Corp. Ltd.	85,000	601,847
Li Ning Co. Ltd.	189,500	1,546,690
Longfor Properties Co. Ltd. (b)	146,500	913,768
Meituan Class B (a)(b)	381,000	14,616,588
Melco Crown Entertainment Ltd. sponsored ADR (a)	19,774	381,440
Microport Scientific Corp.	57,000	411,664
Minth Group Ltd.	62,000	251,823
Momo, Inc. ADR	15,658	229,546
NetEase, Inc. ADR	36,620	4,103,637
New Oriental Education & Technology Group, Inc. sponsored ADR	137,121	2,092,466
NIO, Inc. sponsored ADR (a)	117,856	4,695,383
PagSeguro Digital Ltd. (a)	16,562	757,546
Parade Technologies Ltd.	7,000	346,931
Pinduoduo, Inc. ADR (a)	31,870	4,268,349
Ping An Healthcare and Technology Co. Ltd. (a)(b)	54,000	632,616
Pop Mart International Group Ltd. (b)	22,200	183,768
RLX Technology, Inc. ADR (e)	10,464	113,953
Sands China Ltd. (a)	223,200	1,060,292
Sapiens International Corp. NV	3,012	100,420
Sea Ltd. ADR (a)	32,737	8,267,402
Shenzhou International Group Holdings Ltd.	69,100	1,520,131
Shimao Property Holdings Ltd.	107,000	309,935
Silicon Motion Tech Corp. sponsored ADR	2,922	209,858
Sino Biopharmaceutical Ltd.	933,500	1,005,876
SITC International Holdings Co. Ltd.	122,000	465,682
Smoore International Holdings Ltd. (b)	153,000	1,084,310
StoneCo Ltd. Class A (a)	18,166	1,174,250
Sunac China Holdings Ltd.	232,000	903,479
Sunny Optical Technology Group Co. Ltd.	65,700	1,601,954
TAL Education Group ADR (a)	36,587	2,083,630
Tencent Holdings Ltd.	550,600	43,922,486
Tencent Music Entertainment Group ADR (a)	38,264	666,559
Tingyi (Cayman Islands) Holding Corp.	162,000	291,559
Trip.com Group Ltd. ADR (a)	41,837	1,634,990
Vipshop Holdings Ltd. ADR (a)	35,491	1,092,058
Want Want China Holdings Ltd.	558,000	404,434
Weibo Corp. sponsored ADR (a)(e)	5,253	264,751
Weimob, Inc. (a)(b)	135,000	298,233
WH Group Ltd. (b)	877,000	766,609
Wharf Real Estate Investment Co. Ltd.	155,000	891,957
Wuxi Biologics (Cayman), Inc. (a)(b)	296,500	4,162,206
Xinyi Glass Holdings Ltd.	234,000	829,931
Xinyi Solar Holdings Ltd.	389,895	652,523
XPeng, Inc. ADR (a)(e)	15,310	457,922
Yadea Group Holdings Ltd. (b)	90,000	196,968
Yihai International Holding Ltd.	39,000	380,071
Zai Lab Ltd. ADR (a)	6,816	1,132,887
Zhen Ding Technology Holding Ltd.	51,000	193,451
Zhongsheng Group Holdings Ltd. Class H	47,500	359,869
ZTO Express, Inc. sponsored ADR	57,666	1,854,539

TOTAL CAYMAN ISLANDS		196,523,415

Chile - 0.1%
Aguas Andinas SA	203,700	57,895
Banco de Chile	3,996,885	427,959
Banco de Credito e Inversiones	4,988	231,634
Banco Santander Chile	5,527,236	303,297
CAP SA	7,719	137,605
Cencosud SA	118,683	246,390
Colbun SA	505,813	86,825
Compania Cervecerias Unidas SA	13,711	126,166
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,946	44,620
Empresas CMPC SA	98,054	272,476
Empresas COPEC SA	33,871	364,764
Enel Americas SA	1,712,639	243,788
Enel Chile SA	2,609,556	178,075
Falabella SA	67,113	303,115
Parque Arauco SA	74,549	115,705

TOTAL CHILE		3,140,314

China - 1.6%
Agricultural Bank of China Ltd. (H Shares)	2,570,000	999,183
Anhui Conch Cement Co. Ltd. (H Shares)	106,000	633,864
Bank of China Ltd. (H Shares)	6,981,000	2,777,032
Bank of Communications Co. Ltd. (H Shares)	1,939,000	1,240,621
BYD Co. Ltd. (H Shares)	68,207	1,418,333
China CITIC Bank Corp. Ltd. (H Shares)	1,040,000	544,920
China Construction Bank Corp. (H Shares)	8,976,000	7,085,131
China International Capital Corp. Ltd. (H Shares) (b)	120,800	303,565
China Life Insurance Co. Ltd. (H Shares)	681,000	1,380,489
China Longyuan Power Grid Corp. Ltd. (H Shares)	280,000	412,372
China Merchants Bank Co. Ltd. (H Shares)	343,500	2,770,464
China Minsheng Banking Corp. Ltd. (H Shares)	521,500	267,875
China National Building Materials Co. Ltd. (H Shares)	344,000	498,657
China Pacific Insurance (Group) Co. Ltd. (H Shares)	248,800	900,039
China Petroleum & Chemical Corp. (H Shares)	2,338,000	1,153,115
China Shenhua Energy Co. Ltd. (H Shares)	312,000	649,863
China Tower Corp. Ltd. (H Shares) (b)	4,200,000	605,581
China Vanke Co. Ltd. (H Shares)	169,100	592,130
CITIC Securities Co. Ltd. (H Shares)	204,500	493,364
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	45,200	262,725
Great Wall Motor Co. Ltd. (H Shares)	278,500	689,102
Guangzhou Automobile Group Co. Ltd. (H Shares)	250,000	213,382
Haier Smart Home Co. Ltd. (a)	178,200	770,818
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(b)	10,800	212,170
Industrial & Commercial Bank of China Ltd. (H Shares)	6,791,000	4,423,734
New China Life Insurance Co. Ltd. (H Shares)	69,900	269,512
Nongfu Spring Co. Ltd. (H Shares) (b)(e)	144,200	763,906
PetroChina Co. Ltd. (H Shares)	1,922,000	700,236
PICC Property & Casualty Co. Ltd. (H Shares)	618,000	607,041
Ping An Insurance Group Co. of China Ltd. (H Shares)	502,500	5,478,393
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	782,000	509,404
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	212,000	475,432
Sinopharm Group Co. Ltd. (H Shares)	123,200	382,237
Tsingtao Brewery Co. Ltd. (H Shares)	40,000	363,039
Weichai Power Co. Ltd. (H Shares)	172,000	398,126
WuXi AppTec Co. Ltd. (H Shares) (b)	27,820	657,917
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	47,300	188,768
Zijin Mining Group Co. Ltd. (H Shares)	530,000	746,445

TOTAL CHINA		42,838,985

Colombia - 0.0%
Bancolombia SA	23,055	171,501
Grupo de Inversiones Suramerica SA	23,757	121,276
Interconexion Electrica SA ESP	40,328	229,721

TOTAL COLOMBIA		522,498

Czech Republic - 0.0%
CEZ A/S	13,637	380,057
Komercni Banka A/S (a)	6,853	207,875
MONETA Money Bank A/S (a)(b)	43,521	161,856

TOTAL CZECH REPUBLIC		749,788

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A	290	682,171
Series B	574	1,427,899
Ambu A/S Series B	15,740	881,994
Ascendis Pharma A/S sponsored ADR (a)	4,083	591,913
Carlsberg A/S Series B	9,266	1,626,127
Christian Hansen Holding A/S (a)	9,451	868,794
Coloplast A/S Series B	10,894	1,804,478
Danske Bank A/S	62,624	1,195,196
Demant A/S (a)	9,285	465,646
DSV Panalpina A/S	18,613	4,151,168
Genmab A/S (a)	5,978	2,193,886
GN Store Nord A/S	13,141	1,186,331
Novo Nordisk A/S Series B	152,042	11,215,755
Novozymes A/S Series B	19,235	1,369,220
ORSTED A/S (b)	16,502	2,406,975
Pandora A/S	9,199	1,044,023
Royal Unibrew A/S	3,861	471,280
SimCorp A/S	3,607	476,781
Tryg A/S	28,336	648,456
Vestas Wind Systems A/S	92,036	3,841,901

TOTAL DENMARK		38,549,994

Egypt - 0.0%
Commercial International Bank SAE	139,772	508,749
Finland - 0.8%
Elisa Corp. (A Shares)	13,343	757,004
Fortum Corp.	39,667	1,042,019
Huhtamaki Oyj	9,099	431,664
Kesko Oyj	25,359	772,562
Kojamo OYJ	11,720	254,049
Kone OYJ (B Shares)	36,599	2,875,035
Metso Outotec Oyj	64,768	727,592
Neste Oyj	39,352	2,384,471
Nokia Corp. (a)	518,336	2,455,335
Nokian Tyres PLC	11,623	432,907
Nordea Bank ABP (Stockholm Stock Exchange)	309,225	3,204,988
Orion Oyj (B Shares)	9,903	438,494
Sampo Oyj (A Shares)	45,868	2,178,771
Stora Enso Oyj (R Shares)	56,726	1,086,407
TietoEVRY Oyj	9,376	324,642
UPM-Kymmene Corp.	48,842	1,911,346
Valmet Corp.	12,456	520,539
Wartsila Corp.	43,675	563,676

TOTAL FINLAND		22,361,501

France - 5.8%
Air Liquide SA	43,004	7,241,976
Alstom SA (a)	25,786	1,408,215
Arkema SA	5,952	744,202
Atos Origin SA	9,110	620,130
AXA SA	188,897	5,335,406
BNP Paribas SA	104,764	6,717,231
Bouygues SA	19,949	854,779
Bureau Veritas SA	25,557	764,153
Capgemini SA	14,659	2,685,864
Carrefour SA	53,249	1,031,020
Compagnie de St. Gobain	48,605	3,066,740
Compagnie Generale des Etablissements Michelin SCA Series B	16,254	2,351,964
Credit Agricole SA	116,958	1,809,967
Danone SA	62,619	4,420,246
Dassault Systemes SA	12,505	2,900,837
Edenred SA	22,159	1,256,107
Eiffage SA	7,251	794,340
ENGIE	161,436	2,400,849
Essilor International SA	27,171	4,521,021
Faurecia SA	4,102	221,430
Gecina SA	5,053	739,020
Hermes International SCA	3,155	3,959,995
Kering SA	6,712	5,378,323
L'Oreal SA	21,842	8,943,653
Legrand SA	24,357	2,371,939
LVMH Moet Hennessy Louis Vuitton SE	24,318	18,319,977
Orange SA	186,174	2,318,466
Orpea (a)	4,975	640,287
Pernod Ricard SA	18,324	3,760,526
Publicis Groupe SA	21,114	1,367,199
Renault SA	19,150	771,849
Safran SA	31,986	4,775,788
Sanofi SA	104,447	10,950,472
Sartorius Stedim Biotech	2,148	986,489
Schneider Electric SA	49,046	7,825,579
Societe Generale Series A	72,796	2,070,842
Sodexo SA (a)	7,457	745,006
SR Teleperformance SA	5,363	2,070,346
Suez Environnement SA	37,124	886,398
Thales SA	9,483	966,571
Total SA	227,609	10,059,819
Ubisoft Entertainment SA (a)	7,200	540,319
Valeo SA	22,485	728,258
Veolia Environnement SA	48,643	1,549,163
VINCI SA	44,682	4,902,946
Vivendi SA	78,840	2,748,776
Worldline SA/France (a)(b)	20,680	2,029,528

TOTAL FRANCE		153,554,011

Germany - 4.9%
adidas AG	16,823	5,194,907
Allianz SE	37,429	9,737,787
BASF AG	83,638	6,745,148
Bayer AG	89,815	5,811,488
Bayerische Motoren Werke AG (BMW)	28,998	2,907,561
Bechtle AG	2,412	491,086
Beiersdorf AG	9,024	1,018,544
Brenntag AG	14,066	1,262,902
Carl Zeiss Meditec AG	3,236	570,150
Commerzbank AG	92,152	608,346
Continental AG	9,885	1,335,853
Covestro AG (b)	15,971	1,044,926
Daimler AG (Germany)	75,919	6,758,811
Delivery Hero AG (a)(b)	14,298	2,269,909
Deutsche Bank AG (a)	189,617	2,645,785
Deutsche Borse AG	17,272	2,975,662
Deutsche Post AG	89,123	5,249,094
Deutsche Telekom AG	294,064	5,659,278
Deutsche Wohnen AG (Bearer)	32,851	1,777,280
E.ON AG	204,511	2,465,126
Evonik Industries AG	16,870	590,611
Evotec OAI AG (a)	12,062	502,188
Fresenius Medical Care AG & Co. KGaA	18,451	1,469,185
Fresenius SE & Co. KGaA	37,481	1,842,115
GEA Group AG	15,188	666,664
Hannover Reuck SE	5,492	1,015,504
HeidelbergCement AG	13,610	1,247,159
HelloFresh AG (a)	13,589	1,127,279
Henkel AG & Co. KGaA	9,025	897,320
Infineon Technologies AG	119,273	4,782,914
KION Group AG	6,663	664,398
Knorr-Bremse AG	5,908	724,495
Lanxess AG	7,893	580,939
LEG Immobilien AG	6,611	919,592
Merck KGaA	11,891	2,089,354
MTU Aero Engines AG	4,931	1,244,349
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,768	3,694,056
Puma AG	8,419	887,879
Rational AG	412	343,559
Rheinmetall AG	3,974	414,230
RWE AG	61,746	2,341,344
SAP SE	99,435	13,922,960
Scout24 AG (b)	9,434	784,188
Siemens AG	73,528	12,267,038
Siemens Healthineers AG (b)	25,660	1,464,745
Symrise AG	11,757	1,518,083
TAG Immobilien AG	12,628	390,330
TeamViewer AG (a)(b)	14,712	699,718
Thyssenkrupp AG	36,551	488,651
United Internet AG	10,403	437,870
Vonovia SE	51,452	3,379,930
Vonovia SE rights 5/20/21 (a)(d)	50,020	101,631
Zalando SE (a)(b)	15,228	1,584,362

TOTAL GERMANY		131,614,283

Greece - 0.1%
Alpha Bank AE (a)	117,620	186,554
EFG Eurobank Ergasias SA (a)	225,234	212,785
Hellenic Telecommunications Organization SA	21,058	357,223
Jumbo SA	9,656	180,519
Motor Oil (HELLAS) Corinth Refineries SA	5,938	91,736
Mytilineos SA	8,384	156,134
National Bank of Greece SA (a)	52,519	163,219
OPAP SA	18,871	289,268
Public Power Corp. of Greece (a)	10,731	121,466
Terna Energy SA	5,778	86,833

TOTAL GREECE		1,845,737

Hong Kong - 1.7%
AIA Group Ltd.	1,102,000	13,987,219
Bank of East Asia Ltd.	145,387	305,457
BOC Hong Kong (Holdings) Ltd.	329,000	1,160,516
BYD Electronic International Co. Ltd.	55,500	295,443
China Evergrande New Energy Vehicle Group Ltd. (a)(e)	201,500	1,557,732
China Overseas Land and Investment Ltd.	332,000	840,285
China Resources Beer Holdings Co. Ltd.	126,000	1,017,862
China Taiping Insurance Group Ltd.	130,400	242,409
CLP Holdings Ltd.	147,000	1,450,996
CSPC Pharmaceutical Group Ltd.	810,160	1,003,346
Fosun International Ltd.	218,500	314,484
Galaxy Entertainment Group Ltd.	195,000	1,717,100
Guangdong Investment Ltd.	252,000	388,004
Hang Lung Properties Ltd.	164,000	447,594
Hang Seng Bank Ltd.	66,100	1,297,705
Henderson Land Development Co. Ltd.	121,500	540,417
Hong Kong & China Gas Co. Ltd.	965,660	1,548,965
Hong Kong Exchanges and Clearing Ltd.	108,653	6,574,222
Lenovo Group Ltd.	560,000	769,953
Link (REIT)	189,842	1,795,101
MTR Corp. Ltd.	139,113	775,462
New World Development Co. Ltd.	132,000	698,426
Power Assets Holdings Ltd.	124,500	765,328
Sino Land Ltd.	292,728	434,885
Sun Hung Kai Properties Ltd.	140,000	2,114,126
Techtronic Industries Co. Ltd.	157,500	2,871,102
Vitasoy International Holdings Ltd.	82,000	317,222
Wharf Holdings Ltd.	141,000	428,387

TOTAL HONG KONG		45,659,748

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	45,849	316,973
OTP Bank PLC (a)	19,694	885,980
Richter Gedeon PLC	14,212	406,779

TOTAL HUNGARY		1,609,732

India - 2.6%
Adani Green Energy Ltd. (a)	28,965	398,540
Adani Ports & Special Economic Zone Ltd. (a)	68,105	671,394
Apollo Hospitals Enterprise Ltd. (a)	8,959	386,826
Asian Paints Ltd.	41,229	1,412,102
Aurobindo Pharma Ltd.	24,832	328,897
Avenue Supermarts Ltd. (a)(b)	13,206	508,749
Axis Bank Ltd. (a)	241,504	2,331,392
Bajaj Auto Ltd.	12,059	624,282
Bajaj Finance Ltd.	24,255	1,785,644
Bajaj Finserv Ltd.	5,400	805,144
Bharat Petroleum Corp. Ltd.	72,768	414,470
Bharti Airtel Ltd.	219,888	1,593,746
Britannia Industries Ltd.	10,503	489,161
Cipla Ltd. (a)	48,275	593,439
Coal India Ltd.	189,565	340,580
Divi's Laboratories Ltd. (a)	11,384	624,479
Dr. Reddy's Laboratories Ltd.	10,998	765,595
Eicher Motors Ltd.	12,515	409,249
HCL Technologies Ltd.	99,706	1,210,326
HDFC Standard Life Insurance Co. Ltd. (a)(b)	70,262	631,034
Hero Motocorp Ltd.	11,674	444,410
Hindalco Industries Ltd.	130,794	643,594
Hindustan Unilever Ltd.	81,330	2,584,977
Housing Development Finance Corp. Ltd.	164,212	5,366,410
ICICI Bank Ltd. (a)	630,664	5,109,883
Indian Oil Corp. Ltd.	244,377	299,799
Info Edge India Ltd. (a)	6,392	424,209
Infosys Ltd.	333,714	6,066,253
ITC Ltd.	800,492	2,189,990
JSW Steel Ltd.	88,215	855,110
Kotak Mahindra Bank Ltd. (a)	119,288	2,816,972
Larsen & Toubro Ltd.	110,291	1,996,348
Mahindra & Mahindra Ltd.	88,440	898,731
Maruti Suzuki India Ltd.	12,136	1,057,940
NTPC Ltd.	423,471	585,843
Oil & Natural Gas Corp. Ltd.	328,139	479,215
Power Grid Corp. of India Ltd.	237,918	706,959
Reliance Industries Ltd.	294,431	7,929,817
Shriram Transport Finance Co. Ltd.	16,567	300,904
State Bank of India (a)	351,405	1,677,424
Sun Pharmaceutical Industries Ltd.	98,271	868,455
Tata Consultancy Services Ltd.	94,281	3,864,751
Tata Consumer Products Ltd. (a)	53,542	484,051
Tata Motors Ltd. (a)	174,712	686,910
Tata Steel Ltd.	65,699	917,329
Tech Mahindra Ltd.	57,844	750,164
Titan Co. Ltd.	37,153	748,353
Ultratech Cemco Ltd.	10,768	912,994
UPL Ltd.	51,812	424,613
Vedanta Ltd.	167,023	580,199
Wipro Ltd.	127,594	844,068

TOTAL INDIA		69,841,724

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk	489,200	50,122
PT Adaro Energy Tbk	1,110,800	95,739
PT Aneka Tambang Tbk	670,400	115,562
PT Astra International Tbk	1,787,700	680,675
PT Bank Central Asia Tbk	1,017,700	2,256,272
PT Bank Mandiri (Persero) Tbk	1,740,500	741,037
PT Bank Negara Indonesia (Persero) Tbk	696,200	274,721
PT Bank Rakyat Indonesia Tbk	4,900,600	1,374,000
PT Barito Pacific Tbk (a)	2,392,400	165,621
PT Bumi Serpong Damai Tbk (a)	888,000	72,233
PT Charoen Pokphand Indonesia Tbk	683,800	333,734
PT Ciputra Development Tbk	865,900	68,337
PT Gudang Garam Tbk (a)	33,100	82,721
PT Indah Kiat Pulp & Paper Tbk	239,900	151,131
PT Indocement Tunggal Prakarsa Tbk	159,900	142,244
PT Indofood CBP Sukses Makmur Tbk	207,100	124,733
PT Indofood Sukses Makmur Tbk	362,900	163,927
PT Jasa Marga Tbk	171,100	49,156
PT Kalbe Farma Tbk	1,772,600	176,708
PT Merdeka Copper Gold Tbk (a)	914,300	165,834
PT Mitra Keluarga Karyasehat Tbk	432,700	78,482
PT Pabrik Kertas Tjiwi Kimia Tbk	96,000	66,293
PT Perusahaan Gas Negara Tbk Series B	747,400	63,383
PT Sarana Menara Nusantara Tbk	2,510,400	198,121
PT Semen Gresik (Persero) Tbk	270,600	195,293
PT Surya Citra Media Tbk (a)	381,500	41,597
PT Tambang Batubara Bukit Asam Tbk	455,700	74,767
PT Telekomunikasi Indonesia Tbk Series B	4,255,300	940,186
PT Tower Bersama Infrastructure Tbk	752,000	145,246
PT United Tractors Tbk	124,600	182,652
PT Vale Indonesia Tbk	153,900	49,116
PT XL Axiata Tbk	391,600	56,659

TOTAL INDONESIA		9,376,302

Ireland - 0.6%
Bank Ireland Group PLC	82,664	485,187
CRH PLC	71,456	3,371,597
DCC PLC (United Kingdom)	9,046	785,059
Flutter Entertainment PLC	5,259	1,077,821
Flutter Entertainment PLC (Ireland)	8,734	1,783,502
ICON PLC (a)	4,710	1,021,835
James Hardie Industries PLC CDI	41,089	1,357,910
Kerry Group PLC Class A	13,963	1,809,640
Kingspan Group PLC (Ireland)	14,080	1,253,664
Ryanair Holdings PLC sponsored ADR (a)	18,943	2,213,490
Smurfit Kappa Group PLC	23,445	1,199,628
UDG Healthcare PLC (United Kingdom)	24,372	288,457

TOTAL IRELAND		16,647,790

Isle of Man - 0.1%
Entain PLC (a)	53,294	1,244,972
NEPI Rockcastle PLC	36,834	248,142

TOTAL ISLE OF MAN		1,493,114

Israel - 0.5%
Airport City Ltd. (a)	5,936	98,679
Alony Hetz Properties & Investments Ltd.	14,261	205,682
Amot Investments Ltd.	14,809	96,877
Azrieli Group	3,028	213,000
Bank Hapoalim BM (Reg.) (a)	103,172	822,619
Bank Leumi le-Israel BM (a)	130,697	920,574
Bayside Land Corp. Ltd.	15,348	140,754
Bezeq The Israel Telecommunication Corp. Ltd. (a)	170,249	185,377
Check Point Software Technologies Ltd. (a)	10,173	1,188,308
Clal Insurance Enterprises Holdings Ltd. (a)	5,179	93,190
Cognyte Software Ltd. (a)	6,108	159,602
Compugen Ltd. (a)(e)	6,103	52,669
CyberArk Software Ltd. (a)	3,424	481,072
Danel Adir Yeoshua Ltd.	372	64,875
Elbit Systems Ltd. (Israel)	2,235	307,486
Electra Israel Ltd.	218	120,954
Energix-Renewable Energies Ltd.	20,723	81,594
Enlight Renewable Energy Ltd. (a)	89,314	186,967
First International Bank of Israel	4,594	140,436
Formula Systems (1985) Ltd.	897	86,045
Harel Insurance Investments and Financial Services Ltd.	12,544	131,682
Icl Group Ltd.	60,983	391,428
InMode Ltd. (a)	1,624	140,200
Israel Corp. Ltd. (Class A) (a)	377	99,486
Israel Discount Bank Ltd. (Class A)	101,909	460,549
Kornit Digital Ltd. (a)	3,854	376,767
Melisron Ltd. (a)	1,768	107,005
Mivne Real Estate KD Ltd.	61,842	170,009
Mizrahi Tefahot Bank Ltd. (a)	11,784	331,933
Nano Dimension Ltd. ADR (a)(e)	21,840	160,306
NICE Systems Ltd. (a)	5,730	1,384,366
Nova Measuring Instruments Ltd. (a)	2,482	242,672
Paz Oil Co. Ltd.	794	87,580
Plus500 Ltd.	8,815	172,870
Radware Ltd. (a)	3,498	96,930
Reit 1 Ltd.	21,377	113,389
Shapir Engineering and Industry Ltd.	14,576	104,597
Shikun & Binui Ltd. (a)	17,556	118,306
Shufersal Ltd.	18,213	147,572
Strauss Group Ltd.	3,880	113,461
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	100,885	1,079,470
The Phoenix Holdings Ltd.	15,074	134,111
Tower Semiconductor Ltd. (a)	9,627	281,251
Wix.com Ltd. (a)	5,096	1,619,916

TOTAL ISRAEL		13,712,616

Italy - 1.2%
A2A SpA	144,934	283,500
Amplifon SpA	7,749	327,279
Assicurazioni Generali SpA	110,940	2,225,406
Atlantia SpA (a)	45,166	881,031
Azimut Holding SpA	10,192	244,025
Banco BPM SpA	131,656	375,132
Buzzi Unicem SpA	9,789	261,386
Davide Campari-Milano NV	37,804	445,954
DiaSorin SpA	1,792	304,314
Enel SpA	702,706	6,977,401
Eni SpA	230,499	2,745,450
FinecoBank SpA	56,593	974,318
Hera SpA	75,061	301,860
Infrastrutture Wireless Italiane SpA (b)	31,163	363,417
Interpump Group SpA	7,353	391,618
Intesa Sanpaolo SpA	1,588,984	4,429,952
Italgas SpA	43,262	282,008
Leonardo SpA	37,609	307,194
Mediobanca SpA (a)	65,723	742,904
Moncler SpA	17,899	1,097,903
Nexi SpA (a)(b)	33,675	645,343
Pirelli & C. SpA (b)	38,839	218,389
Poste Italiane SpA (b)	42,373	555,278
Prada SpA	48,000	298,774
Prysmian SpA	23,979	750,989
Recordati SpA	9,080	500,409
Reply SpA	1,930	262,431
Snam Rete Gas SpA	191,850	1,079,450
Telecom Italia SpA	1,008,760	553,392
Telecom Italia SpA (Risparmio Shares)	569,841	334,325
Terna SpA	130,337	960,557
UniCredit SpA	194,776	2,004,959

TOTAL ITALY		32,126,348

Japan - 16.1%
ACOM Co. Ltd.	38,400	164,787
Activia Properties, Inc.	64	295,141
Advance Residence Investment Corp.	125	398,595
Advantest Corp.	18,300	1,738,073
Aeon (REIT) Investment Corp.	123	169,380
AEON Co. Ltd.	80,200	2,188,640
AGC, Inc.	21,000	956,904
Aica Kogyo Co. Ltd.	5,700	202,361
Ain Holdings, Inc.	2,500	138,851
Air Water, Inc.	20,200	334,541
Aisin Seiki Co. Ltd.	17,000	654,863
Ajinomoto Co., Inc.	50,600	1,012,324
Alfresa Holdings Corp.	19,300	345,595
Alps Electric Co. Ltd.	17,300	209,582
Amada Co. Ltd.	32,700	353,958
Ana Holdings, Inc. (a)	43,200	990,173
Anritsu Corp.	13,700	266,755
Aozora Bank Ltd.	10,100	217,174
As One Corp.	1,200	149,876
Asahi Group Holdings	44,200	1,846,216
ASAHI INTECC Co. Ltd.	20,500	551,844
Asahi Kasei Corp.	128,400	1,352,847
Asics Corp.	17,200	273,053
Astellas Pharma, Inc.	171,200	2,576,743
Azbil Corp.	11,600	469,137
Bandai Namco Holdings, Inc.	20,400	1,498,128
Bank of Kyoto Ltd.	6,900	369,970
BayCurrent Consulting, Inc.	1,200	327,752
Benefit One, Inc.	6,700	168,159
Bic Camera, Inc.	14,900	153,785
Bridgestone Corp.	56,000	2,242,767
Brother Industries Ltd.	23,200	490,577
Calbee, Inc.	10,600	254,016
Canon, Inc.	97,500	2,318,565
Capcom Co. Ltd.	15,100	490,484
Casio Computer Co. Ltd.	20,900	369,273
Central Japan Railway Co.	18,800	2,749,730
Chiba Bank Ltd.	65,000	405,618
Chubu Electric Power Co., Inc.	66,100	798,655
Chugai Pharmaceutical Co. Ltd.	58,500	2,195,155
Chugoku Electric Power Co., Inc.	29,300	327,075
Coca-Cola West Co. Ltd.	14,200	226,727
COMSYS Holdings Corp.	11,300	350,508
Concordia Financial Group Ltd.	110,100	413,039
Cosmos Pharmaceutical Corp.	2,000	287,126
CyberAgent, Inc.	37,900	779,570
Dai Nippon Printing Co. Ltd.	25,500	506,547
Dai-ichi Mutual Life Insurance Co.	104,200	1,873,960
Daicel Chemical Industries Ltd.	26,100	201,798
Daifuku Co. Ltd.	11,600	1,148,431
Daiichi Sankyo Kabushiki Kaisha	167,200	4,263,761
Daikin Industries Ltd.	26,700	5,385,785
Daio Paper Corp.	10,800	176,887
Daito Trust Construction Co. Ltd.	6,100	648,568
Daiwa House Industry Co. Ltd.	61,000	1,805,609
Daiwa House REIT Investment Corp.	180	482,734
Daiwa Office Investment Corp.	26	188,178
Daiwa Securities Group, Inc.	140,700	749,396
Daiwa Securities Living Invest	184	188,899
Denki Kagaku Kogyo KK	8,600	337,185
DENSO Corp.	47,500	3,068,007
Dentsu Group, Inc.	22,600	694,812
Dic Corp.	6,900	176,335
Disco Corp.	2,700	874,554
Dmg Mori Co. Ltd.	10,500	169,380
Dowa Holdings Co. Ltd.	5,000	208,619
East Japan Railway Co.	34,500	2,360,925
Ebara Corp.	7,600	324,751
Eisai Co. Ltd.	27,100	1,767,736
Electric Power Development Co. Ltd.	17,100	273,187
ENEOS Holdings, Inc.	298,000	1,284,817
Ezaki Glico Co. Ltd.	5,500	205,577
Fancl Corp.	7,800	254,790
FANUC Corp.	17,300	3,983,895
Fast Retailing Co. Ltd.	5,900	4,842,977
Food & Life Companies Ltd.	10,000	446,976
FP Corp.	5,100	198,092
Freee KK (a)	3,400	288,700
Frontier Real Estate Investment Corp.	47	205,563
Fuji Corp.	7,400	197,103
Fuji Electric Co. Ltd.	13,200	600,878
Fujifilm Holdings Corp.	36,700	2,379,842
Fujitsu Ltd.	17,000	2,707,338
Fukuoka Financial Group, Inc.	17,400	296,130
Furukawa Electric Co. Ltd.	6,300	167,400
GLP J-REIT	402	673,862
GMO Internet, Inc.	5,700	169,764
GMO Payment Gateway, Inc.	4,000	510,568
GOLDWIN, Inc.	3,200	191,198
GS Yuasa Corp.	7,400	200,082
Hakuhodo DY Holdings, Inc.	27,700	466,609
Hamamatsu Photonics K.K.	13,200	765,743
Hankyu Hanshin Holdings, Inc.	23,500	739,683
Harmonic Drive Systems, Inc.	3,700	249,510
Haseko Corp.	22,700	304,287
Hikari Tsushin, Inc.	1,800	362,009
Hino Motors Ltd.	24,000	200,933
Hirose Electric Co. Ltd.	2,900	461,973
Hisamitsu Pharmaceutical Co., Inc.	7,800	453,912
Hitachi Construction Machinery Co. Ltd.	9,500	291,632
Hitachi Ltd.	88,400	4,352,460
Hitachi Metals Ltd.	17,600	341,404
Honda Motor Co. Ltd.	156,600	4,669,786
Horiba Ltd.	3,600	234,203
Hoshizaki Corp.	5,300	470,400
House Foods Group, Inc.	6,800	211,236
Hoya Corp.	34,000	3,868,515
Hulic Co. Ltd.	44,300	504,247
Ibiden Co. Ltd.	11,800	559,283
Idemitsu Kosan Co. Ltd.	21,957	525,771
IHI Corp.	14,100	283,316
Iida Group Holdings Co. Ltd.	16,700	406,918
Industrial & Infrastructure Fund Investment Corp.	195	353,459
Infomart Corp.	18,100	170,748
INPEX Corp.	100,500	686,001
Invincible Investment Corp.	509	182,800
Isetan Mitsukoshi Holdings Ltd.	36,800	256,580
Isuzu Motors Ltd.	55,700	563,676
ITO EN Ltd.	5,900	326,608
Itochu Corp.	128,000	3,991,436
ITOCHU Techno-Solutions Corp.	9,300	322,509
Iwatani Corp.	4,800	300,851
Iyo Bank Ltd.	27,900	153,681
J. Front Retailing Co. Ltd.	25,500	242,657
Japan Airlines Co. Ltd. (a)	40,100	851,607
Japan Airport Terminal Co. Ltd.	7,400	332,455
Japan Exchange Group, Inc.	49,200	1,153,132
Japan Hotel REIT Investment Corp.	372	213,077
Japan Logistics Fund, Inc.	75	214,796
Japan Post Holdings Co. Ltd.	136,000	1,141,857
Japan Post Insurance Co. Ltd.	18,300	352,638
Japan Prime Realty Investment Corp.	87	353,843
Japan Real Estate Investment Corp.	126	781,663
Japan Retail Fund Investment Corp.	623	613,936
Japan Steel Works Ltd.	6,500	157,727
Japan Tobacco, Inc.	100,600	1,881,475
JCR Pharmaceuticals Co. Ltd.	6,100	166,049
JFE Holdings, Inc.	53,300	701,303
JGC Corp.	22,500	256,725
JSR Corp.	20,000	615,793
JTEKT Corp.	21,700	195,377
Justsystems Corp.	2,500	145,027
K's Holdings Corp.	17,300	236,334
Kadokawa Corp.	5,000	199,241
Kagome Co. Ltd.	7,300	209,402
Kajima Corp.	44,400	613,450
Kakaku.com, Inc.	11,700	317,952
Kamigumi Co. Ltd.	9,800	190,548
Kaneka Corp.	6,000	233,599
Kansai Electric Power Co., Inc.	76,600	758,360
Kansai Paint Co. Ltd.	24,300	612,114
Kao Corp.	44,000	2,821,008
Kawasaki Heavy Industries Ltd. (a)	15,100	361,024
KDDI Corp.	149,100	4,507,212
Keihan Electric Railway Co., Ltd.	9,500	346,395
Keikyu Corp.	25,400	324,908
Keio Corp.	11,000	714,613
Keisei Electric Railway Co.	16,100	502,342
Kenedix Office Investment Corp.	42	309,745
Kewpie Corp.	10,900	257,714
Keyence Corp.	17,100	8,217,513
Kikkoman Corp.	17,400	1,068,295
Kinden Corp.	11,500	195,507
Kintetsu Group Holdings Co. Ltd.	17,800	637,634
Kirin Holdings Co. Ltd.	79,500	1,491,580
Kobayashi Pharmaceutical Co. Ltd.	4,900	437,140
Kobe Bussan Co. Ltd.	10,900	291,425
Koito Manufacturing Co. Ltd.	11,500	716,580
Komatsu Ltd.	89,100	2,619,952
Konami Holdings Corp.	9,000	536,920
Konica Minolta, Inc.	45,300	256,157
Kose Corp.	3,200	481,947
Kubota Corp.	104,800	2,464,416
Kuraray Co. Ltd.	32,600	354,069
Kurita Water Industries Ltd.	9,400	433,489
Kyocera Corp.	32,300	1,961,525
Kyowa Exeo Corp.	9,400	250,030
Kyowa Hakko Kirin Co., Ltd.	23,000	698,692
Kyushu Electric Power Co., Inc.	41,500	378,964
Kyushu Railway Co.	15,000	336,536
LaSalle Logiport REIT	140	227,377
Lasertec Corp.	7,100	1,256,419
Lawson, Inc.	4,500	201,757
Lion Corp.	27,900	523,332
LIXIL Group Corp.	27,000	731,512
M3, Inc.	39,100	2,710,776
Mabuchi Motor Co. Ltd.	4,800	192,149
Makita Corp.	25,100	1,128,800
Mani, Inc.	6,200	146,136
Marubeni Corp.	153,100	1,272,821
Marui Group Co. Ltd.	20,400	381,905
Matsumotokiyoshi Holdings Co. Ltd.	8,600	345,054
Mazda Motor Corp.	56,100	434,263
McDonald's Holdings Co. (Japan) Ltd.	5,600	255,687
Mebuki Financial Group, Inc.	103,000	224,302
Medipal Holdings Corp.	19,300	354,602
Meiji Holdings Co. Ltd.	13,400	830,067
Menicon Co. Ltd.	2,700	164,535
Mercari, Inc. (a)	9,300	459,511
Minebea Mitsumi, Inc.	39,400	988,154
Misumi Group, Inc.	26,300	741,184
Mitsubishi Chemical Holdings Corp.	130,200	969,144
Mitsubishi Corp.	128,100	3,539,775
Mitsubishi Electric Corp.	196,500	3,024,183
Mitsubishi Estate Co. Ltd.	127,500	2,094,668
Mitsubishi Gas Chemical Co., Inc.	18,500	427,756
Mitsubishi Heavy Industries Ltd.	30,300	900,211
Mitsubishi Logistics Corp.	7,300	216,749
Mitsubishi Materials Corp.	12,000	269,338
Mitsubishi UFJ Financial Group, Inc.	1,175,800	6,255,370
Mitsubishi UFJ Lease & Finance Co. Ltd.	69,100	395,797
Mitsui & Co. Ltd.	148,500	3,129,927
Mitsui Chemicals, Inc.	18,200	572,861
Mitsui Fudosan Co. Ltd.	88,400	1,916,991
Mitsui Fudosan Logistics Park, Inc.	43	222,692
Mitsui Mining & Smelting Co. Ltd.	5,200	176,759
Mitsui OSK Lines Ltd.	10,900	437,835
Miura Co. Ltd.	10,600	555,751
Mizuho Financial Group, Inc.	231,340	3,249,217
MonotaRO Co. Ltd.	22,100	564,178
Mori Hills REIT Investment Corp.	144	209,102
Morinaga & Co. Ltd.	3,900	129,893
Morinaga Milk Industry Co. Ltd.	3,900	213,396
MS&AD Insurance Group Holdings, Inc.	44,000	1,246,043
Murata Manufacturing Co. Ltd.	58,700	4,667,085
Nabtesco Corp.	11,200	503,687
Nagoya Railroad Co. Ltd.	17,200	394,393
Nankai Electric Railway Co. Ltd.	10,100	222,904
NEC Corp.	25,000	1,454,845
Net One Systems Co. Ltd.	7,300	239,793
Nexon Co. Ltd.	41,300	1,369,865
NGK Insulators Ltd.	24,300	442,687
NGK Spark Plug Co. Ltd.	15,500	258,688
NH Foods Ltd.	9,400	419,297
Nichirei Corp.	12,200	308,321
Nidec Corp.	50,100	5,784,995
Nifco, Inc.	8,000	273,035
Nihon Kohden Corp.	8,000	241,925
Nihon M&A Center, Inc.	26,300	689,205
Nihon Unisys Ltd.	7,200	228,273
Nikon Corp.	31,700	298,176
Nintendo Co. Ltd.	10,800	6,195,456
Nippon Accommodations Fund, Inc.	46	273,163
Nippon Building Fund, Inc.	152	998,591
Nippon Electric Glass Co. Ltd.	8,100	205,150
Nippon Express Co. Ltd.	7,800	595,937
Nippon Gas Co. Ltd.	11,100	195,207
Nippon Paint Holdings Co. Ltd.	132,100	1,888,006
Nippon Sanso Holdings Corp.	18,800	353,328
Nippon Shinyaku Co. Ltd.	5,600	377,125
Nippon Shokubai Co. Ltd.	3,100	162,815
Nippon Steel & Sumitomo Metal Corp.	87,100	1,519,807
Nippon Telegraph & Telephone Corp.	216,300	5,453,547
Nippon Yusen KK	15,900	624,128
Nishi-Nippon Railroad Co. Ltd.	6,800	175,522
Nissan Chemical Corp.	13,500	694,208
Nissan Motor Co. Ltd. (a)	221,100	1,109,911
Nisshin Seifun Group, Inc.	26,400	425,627
Nissin Food Holdings Co. Ltd.	7,600	538,933
Nitori Holdings Co. Ltd.	8,000	1,435,447
Nitto Denko Corp.	14,700	1,218,611
NOF Corp.	7,700	407,228
Nomura Holdings, Inc.	258,200	1,387,865
Nomura Real Estate Holdings, Inc.	10,700	263,364
Nomura Real Estate Master Fund, Inc.	420	664,068
Nomura Research Institute Ltd.	35,000	1,077,637
NSK Ltd.	44,500	409,617
NTT Data Corp.	57,900	899,572
Obayashi Corp.	67,900	619,419
OBIC Co. Ltd.	6,000	1,160,033
Odakyu Electric Railway Co. Ltd.	31,100	840,887
Oji Holdings Corp.	90,700	571,803
Olympus Corp.	117,800	2,422,504
OMRON Corp.	19,100	1,448,797
Ono Pharmaceutical Co. Ltd.	46,400	1,167,960
Open House Co. Ltd.	6,800	282,789
Oracle Corp. Japan	2,900	271,983
Oriental Land Co. Ltd.	20,500	2,902,713
ORIX Corp.	117,700	1,892,742
ORIX JREIT, Inc.	246	433,972
Osaka Gas Co. Ltd.	37,100	715,590
Otsuka Corp.	9,800	494,080
Otsuka Holdings Co. Ltd.	51,900	1,994,985
Pan Pacific International Holdings Ltd.	55,200	1,189,459
Panasonic Corp.	213,000	2,501,046
Park24 Co. Ltd. (a)	9,800	189,293
Penta-Ocean Construction Co. Ltd.	24,100	187,878
PeptiDream, Inc. (a)	8,900	381,522
Persol Holdings Co. Ltd.	16,700	306,984
Pigeon Corp.	11,000	372,907
Rakuten Group, Inc.	73,500	934,134
Recruit Holdings Co. Ltd.	154,600	6,970,526
Relo Group, Inc.	9,800	201,757
Renesas Electronics Corp. (a)	92,500	1,079,124
Rengo Co. Ltd.	23,200	192,537
Resona Holdings, Inc.	214,200	880,005
Ricoh Co. Ltd.	61,300	651,758
Rinnai Corp.	3,400	341,587
ROHM Co. Ltd.	7,800	772,934
Rohto Pharmaceutical Co. Ltd.	10,900	279,556
Ryohin Keikaku Co. Ltd.	23,800	500,869
Sankyu, Inc.	5,200	221,722
Santen Pharmaceutical Co. Ltd.	38,100	488,059
Sanwa Holdings Corp.	23,400	301,680
Sawai Group Holdings Co. Ltd.	4,000	192,515
SBI Holdings, Inc. Japan	21,900	619,187
Screen Holdings Co. Ltd.	4,200	401,976
SCSK Corp.	4,800	278,452
Secom Co. Ltd.	19,700	1,635,989
Sega Sammy Holdings, Inc.	15,700	225,394
Seibu Holdings, Inc.	22,700	244,260
Seiko Epson Corp.	28,900	491,319
Seino Holdings Co. Ltd.	15,700	215,769
Sekisui Chemical Co. Ltd.	40,900	711,792
Sekisui House (REIT), Inc.	414	344,716
Sekisui House Ltd.	59,900	1,210,716
Seven & i Holdings Co. Ltd.	73,000	3,138,686
SG Holdings Co. Ltd.	45,300	1,029,602
Sharp Corp.	18,200	307,580
Shimadzu Corp.	25,500	892,465
Shimamura Co. Ltd.	2,300	227,706
SHIMANO, Inc.	7,800	1,786,742
SHIMIZU Corp.	62,800	514,283
Shin-Etsu Chemical Co. Ltd.	36,100	6,094,290
Shinsei Bank Ltd.	15,000	218,364
Shionogi & Co. Ltd.	26,200	1,381,244
Ship Healthcare Holdings, Inc.	8,600	225,367
Shiseido Co. Ltd.	36,500	2,647,745
Shizuoka Bank Ltd.	51,800	396,712
SHO-BOND Holdings Co. Ltd.	4,100	171,068
Shochiku Co. Ltd.	1,300	145,832
Showa Denko K.K.	13,500	408,866
Skylark Co. Ltd. (a)	19,300	286,436
SMC Corp.	5,800	3,367,280
SMS Co., Ltd.	6,200	169,282
SoftBank Corp.	142,300	1,835,226
SoftBank Group Corp.	150,400	13,552,641
Sohgo Security Services Co., Ltd.	7,800	341,861
Sojitz Corp.	98,100	292,621
Sompo Holdings, Inc.	34,400	1,277,921
Sony Group Corp.	114,900	11,487,579
Sotetsu Holdings, Inc.	8,400	170,475
Square Enix Holdings Co. Ltd.	7,900	439,491
Stanley Electric Co. Ltd.	13,800	395,224
Subaru Corp.	56,800	1,053,729
Sugi Holdings Co. Ltd.	3,400	261,323
Sumco Corp.	22,600	585,627
Sumitomo Chemical Co. Ltd.	148,700	757,854
Sumitomo Corp.	109,200	1,486,775
Sumitomo Dainippon Pharma Co., Ltd.	17,600	305,170
Sumitomo Electric Industries Ltd.	72,800	1,083,107
Sumitomo Forestry Co. Ltd.	15,700	363,446
Sumitomo Heavy Industries Ltd.	11,800	341,724
Sumitomo Metal Mining Co. Ltd.	24,500	1,039,944
Sumitomo Mitsui Financial Group, Inc.	125,400	4,405,141
Sumitomo Mitsui Trust Holdings, Inc.	34,600	1,177,711
Sumitomo Realty & Development Co. Ltd.	43,800	1,458,397
Sundrug Co. Ltd.	5,800	197,685
Suntory Beverage & Food Ltd.	11,300	381,526
Suzuken Co. Ltd.	7,800	280,840
Suzuki Motor Corp.	45,000	1,707,521
Sysmex Corp.	15,200	1,519,444
T&D Holdings, Inc.	54,100	662,823
Taiheiyo Cement Corp.	11,500	288,210
Taisei Corp.	19,600	722,738
Taisho Pharmaceutical Holdings Co. Ltd.	5,400	318,199
Taiyo Yuden Co. Ltd.	11,600	532,821
Takara Holdings, Inc.	16,900	217,880
Takeda Pharmaceutical Co. Ltd.	144,384	4,822,498
TDK Corp.	12,000	1,630,524
TechnoPro Holdings, Inc.	3,300	242,465
TECMO KOEI HOLDINGS CO., LTD.	5,640	252,094
Teijin Ltd.	18,400	302,710
Terumo Corp.	65,900	2,491,525
THK Co. Ltd.	11,300	385,145
TIS, Inc.	20,500	509,264
Tobu Railway Co. Ltd.	19,800	509,086
Toda Corp.	22,900	163,227
Toho Co. Ltd.	13,200	525,391
Toho Gas Co. Ltd.	9,300	516,525
Tohoku Electric Power Co., Inc.	45,600	401,801
Tokai Carbon Co. Ltd.	19,400	315,612
Tokio Marine Holdings, Inc.	64,000	3,062,677
Tokyo Century Corp.	4,700	290,283
Tokyo Electric Power Co., Inc. (a)	74,600	220,476
Tokyo Electron Ltd.	14,300	6,322,408
Tokyo Gas Co. Ltd.	35,600	720,860
Tokyo Ohka Kogyo Co. Ltd.	3,600	239,144
Tokyo Seimitsu Co. Ltd.	3,700	175,030
Tokyo Tatemono Co. Ltd.	18,900	278,943
Tokyu Corp.	52,900	680,067
Tokyu Fudosan Holdings Corp.	54,900	304,916
Toppan Printing Co. Ltd.	31,200	531,847
Toray Industries, Inc.	150,600	935,928
Toshiba Corp.	38,700	1,598,778
Tosoh Corp.	29,000	514,247
Toto Ltd.	14,200	736,701
Toyo Suisan Kaisha Ltd.	9,200	375,021
Toyo Tire Corp.	12,000	219,819
Toyoda Gosei Co. Ltd.	6,500	158,798
Toyota Industries Corp.	18,800	1,505,170
Toyota Motor Corp.	231,500	17,321,797
Toyota Tsusho Corp.	21,800	921,548
Trend Micro, Inc.	12,600	599,506
Tsumura & Co.	6,300	209,827
Tsuruha Holdings, Inc.	3,300	381,060
Ube Industries Ltd.	8,400	169,783
Ulvac, Inc.	4,000	182,999
Unicharm Corp.	40,500	1,572,715
United Urban Investment Corp.	292	436,571
USS Co. Ltd.	20,400	369,772
Welcia Holdings Co. Ltd.	9,000	280,813
West Japan Railway Co.	17,200	949,313
Workman Co. Ltd. (e)	2,000	130,662
Yakult Honsha Co. Ltd.	14,500	705,829
Yamada Holdings Co. Ltd.	75,600	376,305
Yamaha Corp.	14,800	805,746
Yamaha Motor Co. Ltd.	28,100	701,664
Yamato Holdings Co. Ltd.	33,300	939,981
Yamazaki Baking Co. Ltd.	16,600	262,921
Yaskawa Electric Corp.	24,700	1,139,061
Yokogawa Electric Corp.	21,100	383,040
Yokohama Rubber Co. Ltd.	12,900	239,728
Z Holdings Corp.	243,300	1,124,225
Zenkoku Hosho Co. Ltd.	4,400	197,475
Zensho Holdings Co. Ltd.	7,400	185,525
Zeon Corp.	17,800	283,719
ZOZO, Inc.	8,800	297,118

TOTAL JAPAN		430,335,945

Korea (South) - 4.1%
Alteogen, Inc.	3,150	227,318
AMOREPACIFIC Corp.	2,685	649,473
AMOREPACIFIC Group, Inc.	2,802	184,164
BEP International Holdings Ltd. (a)	2,406	62,286
BGF Retail Co. Ltd.	942	128,882
BNK Financial Group, Inc.	31,643	217,031
Bukwang Pharmaceutical Co. Ltd.	3,823	74,014
Cellivery Therapeutics, Inc.	1,024	105,121
Celltrion Healthcare Co. Ltd.	8,126	815,303
Celltrion Pharm, Inc.	1,513	179,945
Celltrion, Inc. (a)	9,070	2,157,438
CHA Biotech Co. Ltd. (a)	6,023	101,794
Cheil Worldwide, Inc.	4,911	96,395
Chong Kun Dang Pharmaceutical Corp.	542	67,370
Chunbo Co. Ltd.	331	53,693
CJ CheilJedang Corp.	740	261,714
CJ Corp.	1,289	110,079
CJ ENM Co. Ltd.	765	98,508
CJ Logistics Corp. (a)	907	139,098
Com2uS Corp.	690	91,010
Cosmax, Inc.	888	96,480
Coway Co. Ltd.	5,725	342,492
CS Wind Corp.	1,100	75,741
Daewoo Engineering & Construction Co. Ltd. (a)	20,906	138,154
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	2,755	90,414
Daewoong Co. Ltd.	1,791	58,137
DB HiTek Co. Ltd.	3,699	182,919
Db Insurance Co. Ltd.	5,691	249,110
DGB Financial Group Co. Ltd.	12,317	97,586
DL E&C Co. Ltd. (a)	1,876	223,118
DL Holdings Co. Ltd.	1,180	99,821
Dong Suh Companies, Inc.	4,774	134,262
Dongjin Semichem Co. Ltd.	2,520	69,519
DongKook Pharmaceutical Co. Ltd.	1,872	47,458
Doosan Bobcat, Inc.	5,356	218,641
Doosan Fuel Cell Co. Ltd. (a)	4,297	173,297
Doosan Heavy Industries & Construction Co. Ltd. (a)	20,180	251,736
Doosan Infracore Co. Ltd. (a)	13,374	129,162
DuzonBizon Co. Ltd.	1,620	122,121
E-Mart Co. Ltd.	1,919	288,293
Ecopro BM Co. Ltd.	993	160,723
Ecopro Co. Ltd. (c)	1,531	102,406
EO Technics Co. Ltd.	587	61,677
F&F Co. Ltd. (c)	875	140,841
Fila Holdings Corp.	4,124	168,164
GemVax & Kael Co. Ltd. (a)	2,344	42,760
Genexine Co. Ltd. (a)	1,799	164,089
Green Cross Corp.	557	168,602
Green Cross Holdings Corp.	2,891	94,619
GS Engineering & Construction Corp.	6,482	255,911
GS Holdings Corp.	3,573	137,548
GS Retail Co. Ltd.	1,966	62,938
Hana Financial Group, Inc.	27,208	1,110,675
HanAll BioPharma Co. Ltd. (a)	2,355	48,436
Hanjin Kal Corp.	1,287	63,874
Hankook Tire Co. Ltd.	7,318	314,765
Hanmi Pharm Co. Ltd.	504	152,334
Hanmi Science Co. Ltd.	2,638	163,241
Hanon Systems	13,439	194,685
Hansol Chemical Co. Ltd.	928	205,387
Hanssem Co. Ltd.	903	90,439
Hanwha Aerospace Co. Ltd.	3,348	115,564
Hanwha Corp.	4,484	123,500
Hanwha Life Insurance Co. Ltd.	20,185	63,085
Hanwha Solutions Corp.	11,120	457,914
HDC Hyundai Development Co.	2,982	74,665
Helixmith Co., Ltd.	2,867	79,861
Hite Jinro Co. Ltd.	3,194	99,538
HLB Life Science Co. Ltd.	5,404	52,673
HLB, Inc.	7,942	235,075
HMM Co. Ltd. (a)	23,004	806,378
Hotel Shilla Co.	3,498	270,574
HUGEL, Inc.	564	93,052
Hyosung Corp.	1,242	110,397
Hyosung TNC Co. Ltd.	236	152,581
Hyundai Bioscience Co. Ltd. (a)	2,466	91,625
Hyundai Department Store Co. Ltd.	1,208	100,245
Hyundai Elevator Co. Ltd.	1,872	75,832
Hyundai Engineering & Construction Co. Ltd.	6,635	299,034
Hyundai Fire & Marine Insurance Co. Ltd.	4,113	89,559
Hyundai Glovis Co. Ltd.	2,008	344,758
Hyundai Mipo Dockyard Co. Ltd.	2,235	171,480
Hyundai Mobis	6,103	1,473,522
Hyundai Motor Co.	12,881	2,441,939
Hyundai Robotics Co. Ltd.	3,915	246,464
Hyundai Rotem Co. Ltd. (a)	7,995	144,060
Hyundai Steel Co.	8,043	399,172
Hyundai Wia Corp.	1,271	79,105
Il-Yang Pharmaceutical Co. Ltd.	1,175	40,190
Iljin Materials Co. Ltd.	2,155	133,160
Industrial Bank of Korea	25,087	217,381
IS Dongseo Co. Ltd.	1,814	108,359
JB Financial Group Co. Ltd.	18,493	120,720
JYP Entertainment Corp.	1,804	53,074
Kakao Corp.	27,629	2,804,210
Kangwon Land, Inc.	10,407	235,448
KB Financial Group, Inc.	35,923	1,759,062
Kia Corp.	24,505	1,687,310
Kiwoom Securities Co. Ltd.	1,589	188,274
KMW Co. Ltd. (a)	2,383	122,317
Koh Young Technology, Inc.	5,425	134,863
Kolon Industries, Inc.	1,331	72,008
Korea Aerospace Industries Ltd.	6,812	198,583
Korea Electric Power Corp.	29,158	615,524
Korea Gas Corp.	4,385	136,850
Korea Investment Holdings Co. Ltd.	3,505	351,039
Korea Petro Chemical Industries Co. Ltd.	363	102,251
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	4,064	557,842
Korea Zinc Co. Ltd.	1,189	474,205
Korean Air Lines Co. Ltd. (a)	21,074	506,931
KT&G Corp.	11,578	853,120
Kumho Petro Chemical Co. Ltd.	1,602	372,465
L&F Co. Ltd.	1,537	124,798
Leeno Industrial, Inc.	845	123,167
LegoChem Biosciences, Inc.	1,341	61,397
LG Chemical Ltd.	4,265	3,554,548
LG Corp. (c)	12,013	1,358,912
LG Display Co. Ltd. (a)	20,627	448,221
LG Electronics, Inc.	9,223	1,298,979
LG Household & Health Care Ltd.	874	1,202,817
LG Innotek Co. Ltd.	1,187	213,352
LG International Corp.	2,143	59,023
LG Telecom Ltd.	22,671	267,605
Lotte Chemical Corp.	1,487	404,235
Lotte Confectionery Co. Ltd.	4,679	153,138
Lotte Fine Chemical Co. Ltd.	1,855	112,798
Lotte Shopping Co. Ltd.	891	98,798
LS Cable Ltd.	2,341	153,446
LS Industrial Systems Ltd.	844	42,944
Mando Corp.	2,729	141,785
Mcnex Co. Ltd.	967	41,420
MedPacto, Inc.	1,376	97,206
Medy-Tox, Inc.	16	2,508
Meritz Fire & Marine Insurance Co. Ltd.	6,044	107,824
Meritz Securities Co. Ltd.	33,033	142,674
Mezzion Pharma Co. Ltd. (a)	885	119,500
Mirae Asset Securities Co. Ltd.	30,246	270,469
NAVER Corp.	13,233	4,254,090
NCSOFT Corp.	1,438	1,067,300
NEPES Corp. Ltd.	1,162	41,564
Netmarble Corp. (b)	2,547	294,950
NH Investment & Securities Co. Ltd.	14,626	168,065
NHN Entertainment Corp. (a)	1,342	87,604
NHN KCP Corp.	834	38,035
NongShim Co. Ltd.	271	69,066
Oci Co. Ltd. (a)	1,804	201,649
Orion Corp./Republic of Korea	2,011	210,401
Oscotec, Inc. (a)	1,972	64,982
Ottogi Corp.	155	76,926
Pan Ocean Co., Ltd. (Korea)	20,839	136,780
Paradise Co. Ltd.	4,130	66,477
Pearl Abyss Corp. (a)	2,885	145,504
Pharmicell Co. Ltd. (a)	4,121	60,989
POSCO	7,360	2,392,601
POSCO Chemtech Co. Ltd.	2,754	366,944
Posco International Corp.	3,308	62,120
S-Oil Corp.	3,705	288,573
S1 Corp.	1,262	91,974
Sam Chun Dang Pharm Co. Ltd.	1,036	47,989
Samsung Biologics Co. Ltd. (a)(b)	1,481	1,064,782
Samsung C&T Corp.	8,113	986,665
Samsung Electro-Mechanics Co. Ltd.	5,278	844,835
Samsung Electronics Co. Ltd.	472,327	34,423,088
Samsung Engineering Co. Ltd. (a)	16,555	256,849
Samsung Fire & Marine Insurance Co. Ltd.	3,036	537,547
Samsung Heavy Industries Co. Ltd. (a)	43,325	290,569
Samsung Life Insurance Co. Ltd.	7,680	561,090
Samsung SDI Co. Ltd.	4,809	2,812,432
Samsung SDS Co. Ltd.	3,498	572,427
Samsung Securities Co. Ltd.	5,696	217,239
Seegene, Inc.	3,964	331,787
Seoul Semiconductor Co. Ltd.	1,890	31,774
Shin Poong Pharmaceutical Co.	2,558	159,663
Shinhan Financial Group Co. Ltd.	46,557	1,664,178
Shinsegae Co. Ltd.	502	136,691
SillaJen, Inc. (a)(c)	4,518	48,886
SK Biopharmaceuticals Co. Ltd. (a)	1,785	173,986
SK Chemicals Co. Ltd.	758	180,641
SK Holdings Co., Ltd.	3,124	771,027
SK Hynix, Inc.	49,222	5,634,024
SK Innovation Co., Ltd.	4,825	1,167,116
SK Materials Co., Ltd.	430	129,391
SK Telecom Co. Ltd.	4,662	1,263,075
SKC Co. Ltd.	1,819	219,592
Solus Advanced Materials Co. Lt	1,531	69,001
Soulbrain Co. Ltd.	487	154,947
ST Pharm Co. Ltd. (a)	672	68,565
Studio Dragon Corp. (a)	1,389	128,307
WONIK IPS Co. Ltd.	2,994	136,008
Woori Financial Group, Inc.	51,914	496,727
Yuhan Corp.	4,086	234,941
Zinus, Inc.	1,024	76,277

TOTAL KOREA (SOUTH)		110,030,323

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	109,135	343,265
Boubyan Bank KSC	80,591	175,140
Gulf Bank	172,291	124,045
Kuwait Finance House KSCP	445,651	1,069,030
Mabanee Co. SAKC	58,689	136,110
Mobile Telecommunication Co.	196,131	392,392
National Bank of Kuwait	653,066	1,783,256

TOTAL KUWAIT		4,023,238

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	63,506	1,851,490
Aroundtown SA	106,507	820,020
B&M European Value Retail SA	77,829	608,154
Eurofins Scientific SA (a)	11,289	1,117,671
Globant SA (a)	3,268	748,960
Millicom International Cellular SA (depository receipt) (a)	7,905	312,818
SES SA (France) (depositary receipt)	32,855	249,008
Spotify Technology SA (a)	10,767	2,714,576
Subsea 7 SA	21,386	217,046
Tenaris SA	42,609	456,895

TOTAL LUXEMBOURG		9,096,638

Malaysia - 0.5%
AMMB Holdings Bhd	183,500	133,520
Axiata Group Bhd	411,628	388,964
Bursa Malaysia Bhd	59,200	121,855
CIMB Group Holdings Bhd	640,770	647,732
Dialog Group Bhd	365,200	271,080
DiGi.com Bhd	315,800	323,087
Gamuda Bhd (a)	241,300	207,982
Genting Bhd	195,400	237,600
Genting Malaysia Bhd	292,600	205,759
Hartalega Holdings Bhd	162,300	407,385
Hong Leong Bank Bhd	71,000	308,929
IHH Healthcare Bhd	299,900	393,960
IJM Corp. Bhd	215,400	102,559
Inari Amertron Bhd	210,100	176,986
IOI Corp. Bhd	298,000	297,600
Kossan Rubber Industries Bhd	122,100	132,371
Kuala Lumpur Kepong Bhd	56,120	301,463
Malayan Banking Bhd	582,888	1,171,327
Malaysia Airports Holdings Bhd	104,500	152,840
Malaysian Pacific Industries Bhd	7,400	70,106
Maxis Bhd	189,500	212,843
MISC Bhd	199,300	329,936
My E.G.Services Bhd	148,200	70,563
Nestle (Malaysia) Bhd	6,300	208,744
Pentamaster Corp. Bhd	55,600	79,147
Petronas Chemicals Group Bhd	211,400	423,265
Petronas Dagangan Bhd	30,600	150,628
Petronas Gas Bhd	71,300	274,023
PPB Group Bhd	68,200	308,070
Press Metal Bhd	285,600	362,622
Public Bank Bhd	1,383,600	1,402,012
QL Resources Bhd	107,300	158,507
RHB Capital Bhd	184,100	234,199
Scientex Bhd	96,600	98,829
Sime Darby Bhd	210,700	116,270
Sime Darby Plantation Bhd	205,500	227,804
Supermax Corp. Bhd	159,800	235,281
Telekom Malaysia Bhd	173,000	241,199
Tenaga Nasional Bhd	299,000	727,149
TIME dotCom Bhd	32,400	109,806
Top Glove Corp. Bhd	443,800	612,250
V.S. Industry Bhd	95,500	64,825
Westports Holdings Bhd	81,100	85,150

TOTAL MALAYSIA		12,786,227

Malta - 0.0%
Kindred Group PLC (depositary receipt)	21,511	372,257
Marshall Islands - 0.0%
Star Bulk Carriers Corp. (a)	5,413	100,844
Mexico - 0.5%
Alfa SA de CV Series A	196,100	137,174
America Movil S.A.B. de CV Series L	2,190,000	1,529,767
Arca Continental S.A.B. de CV	38,300	205,066
CEMEX S.A.B. de CV unit (a)	1,356,500	1,077,459
Coca-Cola FEMSA S.A.B. de CV unit	45,085	211,058
Fibra Uno Administracion SA de CV	270,300	333,722
Fomento Economico Mexicano S.A.B. de CV unit	171,900	1,331,362
Gruma S.A.B. de CV Series B	20,540	223,368
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (a)	31,500	323,817
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	17,885	302,492
Grupo Aeroportuario Norte S.A.B. de CV (a)	34,700	215,768
Grupo Bimbo S.A.B. de CV Series A	128,600	257,365
Grupo Elektra SA de CV	5,005	376,006
Grupo Financiero Banorte S.A.B. de CV Series O	226,200	1,286,940
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	188,000	174,664
Grupo Mexico SA de CV Series B	292,700	1,323,125
Grupo Televisa SA de CV	234,200	581,078
Industrias Penoles SA de CV (a)	10,390	133,803
Infraestructura Energetica Nova S.A.B. de CV (a)	34,900	149,493
Kimberly-Clark de Mexico SA de CV Series A	132,200	228,415
Orbia Advance Corp. S.A.B. de CV	89,800	250,467
Promotora y Operadora de Infraestructura S.A.B. de CV	16,470	127,275
Wal-Mart de Mexico SA de CV Series V	469,000	1,535,242

TOTAL MEXICO		12,314,926

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	318,000	461,786
Netherlands - 3.3%
Adyen BV (a)(b)	2,766	6,807,386
Airbus Group NV	55,793	6,709,650
Akzo Nobel NV	17,403	2,090,602
Argenx SE (a)	4,707	1,352,590
ASM International NV (Netherlands)	3,475	1,056,570
ASML Holding NV (Netherlands)	38,211	24,804,365
CNH Industrial NV	91,550	1,361,516
Euronext NV (b)	5,956	599,342
Euronext NV rights 5/10/21 (a)	5,956	69,816
EXOR NV	10,173	835,587
Ferrari NV	11,625	2,489,852
Heineken Holding NV	9,089	902,591
Heineken NV (Bearer)	21,478	2,490,266
IMCD NV	5,034	732,005
ING Groep NV (Certificaten Van Aandelen)	355,627	4,543,133
Just Eat Takeaway.com NV (a)(b)	7,382	763,251
Koninklijke Ahold Delhaize NV	100,585	2,706,935
Koninklijke DSM NV	16,493	2,958,443
Koninklijke KPN NV	326,640	1,126,782
Koninklijke Philips Electronics NV	82,979	4,691,894
NN Group NV	30,201	1,509,371
Prosus NV	38,499	4,178,362
QIAGEN NV (Germany) (a)	20,738	1,010,505
Randstad NV	11,194	808,556
RHI Magnesita NV	2,974	186,469
Stellantis NV (Italy)	201,723	3,352,617
STMicroelectronics NV (Italy)	60,002	2,240,409
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	12,712	1,048,261
Wolters Kluwer NV	24,345	2,202,768
Wolters Kluwer NV rights (a)(d)	23,720	25,380
X5 Retail Group NV GDR (Reg. S)	9,749	299,294
Yandex NV Series A (a)	29,400	1,927,170

TOTAL NETHERLANDS		87,881,738

New Zealand - 0.3%
Auckland International Airport Ltd.	106,431	578,070
Chorus Ltd.	38,523	187,180
Contact Energy Ltd.	70,198	378,762
Fisher & Paykel Healthcare Corp.	53,205	1,368,742
Fletcher Building Ltd.	73,377	381,737
Goodman Property Trust	101,843	162,520
Infratil Ltd.	65,020	331,980
Mercury Nz Ltd.	57,747	286,787
Meridian Energy Ltd.	110,834	422,737
Ryman Healthcare Group Ltd.	36,828	373,965
Spark New Zealand Ltd.	170,508	536,868
Summerset Group Holdings Ltd.	21,100	183,606
The a2 Milk Co. Ltd. (a)	65,548	358,832
Xero Ltd. (a)	11,068	1,206,974

TOTAL NEW ZEALAND		6,758,760

Norway - 0.5%
Adevinta ASA Class B (a)	21,066	385,940
Aker ASA (A Shares)	1,973	147,311
Aker BP ASA	9,341	267,976
Borregaard ASA	9,005	198,404
DNB ASA	80,902	1,735,044
Entra ASA (b)	14,641	330,671
Equinor ASA	98,722	2,010,257
Gjensidige Forsikring ASA	16,423	373,779
Kahoot! A/S	25,638	269,347
Kongsberg Gruppen ASA	7,920	199,808
Leroy Seafood Group ASA	24,693	226,758
Mowi ASA	41,507	1,025,209
NEL ASA (a)	73,188	212,600
Nordic VLSI ASA (a)	15,436	382,006
Norsk Hydro ASA	125,894	801,666
Norwegian Finans Holding ASA	15,404	170,066
Orkla ASA	72,147	736,378
Pexip Holding ASA	9,475	99,258
Salmar ASA	4,902	340,266
Scatec Solar AS (b)	10,598	285,830
Schibsted ASA:
(A Shares)	7,869	396,475
(B Shares)	8,777	384,864
Sparebank 1 Sr Bank ASA (primary capital certificate)	15,528	201,095
Sparebanken Midt-Norge	12,340	166,629
Storebrand ASA (A Shares)	42,825	410,346
Telenor ASA	59,597	1,062,851
TGS Nopec Geophysical Co. ASA	10,541	160,508
Tomra Systems ASA	10,491	525,306
Yara International ASA	16,008	835,978

TOTAL NORWAY		14,342,626

Pakistan - 0.0%
Habib Bank Ltd.	45,832	37,290
Hub Power Co. Ltd.	54,669	26,706
Lucky Cement Ltd. (a)	15,550	84,932
Pakistan Petroleum Ltd.	52,631	27,840
Pakistan State Oil Co. Ltd.	16,870	23,333
TRG Pakistan Ltd. (a)	46,000	50,548
United Bank Ltd.	33,487	27,542

TOTAL PAKISTAN		278,191

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	172,986	506,387
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	20,378	198,074
Philippines - 0.2%
Ayala Corp.	30,270	464,247
Ayala Land, Inc.	752,900	501,778
Bank of the Philippine Islands (BPI)	199,510	341,911
BDO Unibank, Inc.	187,710	400,557
Globe Telecom, Inc.	2,800	106,228
International Container Terminal Services, Inc.	93,740	252,030
JG Summit Holdings, Inc.	310,205	338,680
Jollibee Food Corp.	59,770	217,728
Manila Electric Co.	25,610	144,601
Megaworld Corp.	1,247,000	81,301
Metro Pacific Investments Corp.	1,251,000	104,865
Metropolitan Bank & Trust Co.	257,814	234,789
PLDT, Inc.	8,330	219,127
SM Investments Corp.	61,815	1,229,519
SM Prime Holdings, Inc.	1,008,600	719,161
Universal Robina Corp.	93,950	266,206

TOTAL PHILIPPINES		5,622,728

Poland - 0.2%
Allegro.eu SA (a)(b)	19,462	298,381
Bank Polska Kasa Opieki SA (a)	16,149	340,849
CCC SA (a)	3,665	99,207
CD Projekt RED SA	6,175	282,695
Cyfrowy Polsat SA	23,650	184,101
Dino Polska SA (a)(b)	4,398	285,530
Grupa Lotos SA	8,274	104,336
KGHM Polska Miedz SA (Bearer) (a)	12,220	627,080
LPP SA (a)	116	299,773
Orange Polska SA (a)	63,141	113,471
PGE Polska Grupa Energetyczna SA (a)	66,276	176,517
Polish Oil & Gas Co. SA	148,821	258,225
Polski Koncern Naftowy Orlen SA	26,319	463,057
Powszechna Kasa Oszczednosci Bank SA (a)	77,203	718,040
Powszechny Zaklad Ubezpieczen SA (a)	54,016	465,351
Santander Bank Polska SA (a)	3,053	180,659

TOTAL POLAND		4,897,272

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	705,963	105,669
Energias de Portugal SA	254,314	1,413,172
Galp Energia SGPS SA Class B	41,226	474,709
Jeronimo Martins SGPS SA	21,309	389,149
REN - Redes Energeticas Nacionais SGPS SA	29,608	86,677

TOTAL PORTUGAL		2,469,376

Qatar - 0.2%
Barwa Real Estate Co.	198,891	176,822
Industries Qatar QSC (a)	187,474	694,081
Masraf al Rayan	424,828	521,321
Mesaieed Petrochemical Holding Co. (a)	374,483	198,504
Ooredoo QSC (a)	72,310	141,204
Qatar Electricity & Water Co. (a)	56,731	267,996
Qatar Fuel Co.	62,342	311,624
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	158,173	137,277
Qatar International Islamic Bank QSC (a)	97,766	248,376
Qatar Islamic Bank (a)	137,550	657,339
Qatar National Bank SAQ (a)	403,443	1,983,419
The Commercial Bank of Qatar (a)	294,955	437,450

TOTAL QATAR		5,775,413

Russia - 0.7%
Alrosa Co. Ltd.	223,420	322,887
Gazprom OAO	1,100,160	3,354,245
Lukoil PJSC	33,204	2,560,512
Magnit OJSC	6,842	465,246
MMC Norilsk Nickel PJSC	5,491	1,873,314
Mobile TeleSystems OJSC sponsored ADR	38,176	323,351
NOVATEK OAO	89,501	1,616,094
Novolipetsk Steel OJSC GDR (Reg. S)	10,478	368,197
Polyus PJSC	2,891	533,186
Rosneft Oil Co. OJSC GDR (Reg. S)	205,319	1,419,576
Sberbank of Russia	960,620	3,795,155
Severstal PAO	17,405	410,597
Surgutneftegas OJSC	772,800	349,986
Tatneft PAO	141,108	951,634

TOTAL RUSSIA		18,343,980

Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	5,014	179,692
Advanced Polypropylene Co.	17,937	388,375
Al Rajhi Bank	205,149	5,410,174
Alinma Bank	159,347	843,007
Almarai Co. Ltd.	22,718	325,910
Bank Al-Jazira	70,330	358,570
Bank Albilad	35,168	351,192
Banque Saudi Fransi	59,973	623,686
Bupa Arabia for Cooperative Insurance Co. (a)	5,582	172,065
Dar Al Arkan Real Estate Development Co. (a)	97,259	268,680
Dr Sulaiman Al Habib Medical Services Group Co.	7,146	288,111
Emaar The Economic City (a)	36,704	104,919
Etihad Etisalat Co. (a)	48,415	399,564
Jarir Marketing Co.	7,448	395,219
Mobile Telecommunications Co. Saudi Arabia (a)	43,290	174,767
Mouwasat Medical Services Co.	4,484	212,112
National Industrialization Co. (a)	52,393	268,238
National Petrochemical Co.	11,661	150,963
Qassim Cement Co.	5,213	117,460
Riyad Bank	119,813	851,426
Sabic Agriculture-Nutrients Co.	18,640	521,892
Sahara International Petrochemical Co.	57,868	419,714
Saudi Airlines Catering Co.	2,160	43,946
Saudi Arabian Mining Co. (a)	37,377	571,090
Saudi Basic Industries Corp.	81,776	2,703,916
Saudi Cement Co.	11,880	204,959
Saudi Dairy & Foodstuffs Co.	1,599	72,058
Saudi Electricity Co.	70,260	487,110
Saudi Ground Services Co. (a)	10,121	94,458
Saudi Industrial Investment Group	39,435	373,298
Saudi Kayan Petrochemical Co. (a)	87,856	426,372
Saudi Telecom Co.	54,813	1,856,235
Southern Province Cement Co.	6,150	138,245
The Co. for Cooperative Insurance	8,321	172,180
The Saudi British Bank	86,191	706,729
The Saudi National Bank	191,707	2,903,567
The Savola Group	28,360	302,112
United Electronics Co.	3,752	120,858
Yamama Cement Co.	17,794	157,765
Yanbu Cement Co.	11,445	130,924
Yanbu National Petrochemical Co.	24,863	484,637

TOTAL SAUDI ARABIA		24,776,195

Singapore - 0.8%
Ascendas Real Estate Investment Trust	283,297	662,073
CapitaLand Ltd.	222,473	621,905
CapitaMall Trust	423,884	684,840
City Developments Ltd.	39,900	236,567
ComfortDelgro Corp. Ltd.	181,900	235,107
DBS Group Holdings Ltd.	163,090	3,665,619
Flex Ltd. (a)	46,897	816,008
Frasers Centrepoint Trust	124,600	227,524
Frasers Logistics & Industrial Trust	244,900	270,526
Genting Singapore Ltd.	536,900	348,990
Keppel Corp. Ltd.	128,500	523,367
Keppel DC (REIT)	112,700	227,814
Mapletree Commercial Trust	213,818	351,878
Mapletree Industrial (REIT)	153,617	326,685
Mapletree Logistics Trust (REIT)	264,461	395,474
Oversea-Chinese Banking Corp. Ltd.	365,254	3,348,562
Singapore Airlines Ltd. (a)	115,650	438,304
Singapore Exchange Ltd.	72,800	571,678
Singapore Technologies Engineering Ltd.	135,800	393,904
Singapore Telecommunications Ltd.	637,400	1,197,445
Suntec (REIT)	200,900	230,980
United Overseas Bank Ltd.	139,400	2,785,381
UOL Group Ltd.	42,200	244,178
Venture Corp. Ltd.	24,200	366,432
Wilmar International Ltd.	262,100	1,028,113

TOTAL SINGAPORE		20,199,354

South Africa - 1.0%
Absa Group Ltd.	65,032	549,089
Anglo American Platinum Ltd.	5,333	729,877
AngloGold Ashanti Ltd.	38,254	789,075
Aspen Pharmacare Holdings Ltd. (a)	34,506	384,259
Bidcorp Ltd.	30,286	597,095
Bidvest Group Ltd.	29,962	346,032
Capitec Bank Holdings Ltd.	8,308	851,509
Clicks Group Ltd.	22,000	367,413
Discovery Ltd. (a)	42,098	383,171
Exxaro Resources Ltd.	21,378	224,799
FirstRand Ltd.	486,622	1,712,614
Foschini Ltd. (a)	30,583	242,808
Gold Fields Ltd.	79,136	742,604
Growthpoint Properties Ltd.	312,852	313,230
Harmony Gold Mining Co. Ltd.	50,882	229,321
Impala Platinum Holdings Ltd.	71,944	1,344,349
Kumba Iron Ore Ltd.	5,175	234,915
Mr Price Group Ltd.	23,113	289,835
MTN Group Ltd.	157,724	996,426
MultiChoice Group Ltd.	40,215	346,039
Naspers Ltd. Class N	39,674	9,029,009
Nedbank Group Ltd.	35,445	361,379
Northam Platinum Ltd. (a)	30,995	534,283
Old Mutual Ltd.	410,300	357,890
Remgro Ltd.	48,582	368,423
Sanlam Ltd.	163,072	629,912
Sasol Ltd. (a)	52,804	888,322
Shoprite Holdings Ltd.	43,994	438,620
Sibanye Stillwater Ltd.	251,830	1,171,614
Spar Group Ltd.	18,240	230,740
Standard Bank Group Ltd.	119,034	968,606
Tiger Brands Ltd.	17,569	236,232
Vodacom Group Ltd.	63,856	553,602
Woolworths Holdings Ltd. (a)	100,778	341,613

TOTAL SOUTH AFRICA		27,784,705

Spain - 1.5%
Acciona SA	1,991	346,365
ACS Actividades de Construccion y Servicios SA	24,220	789,985
Aena Sme SA (a)(b)	6,764	1,176,703
Amadeus IT Holding SA Class A (a)	41,171	2,803,667
Banco Bilbao Vizcaya Argentaria SA	608,623	3,417,484
Banco Santander SA (Spain)	1,580,147	6,107,638
Bankinter SA	57,396	314,453
CaixaBank SA	401,171	1,283,332
Cellnex Telecom SA (b)	49,578	2,803,826
EDP Renovaveis SA	22,621	539,027
Enagas SA	22,132	482,141
Endesa SA	28,438	747,384
Ferrovial SA	45,680	1,298,280
Grifols SA	22,922	621,432
Grifols SA ADR	29,842	526,711
Iberdrola SA	530,084	7,163,534
Industria de Diseno Textil SA	102,112	3,636,274
International Consolidated Airlines Group SA (a)(e)	62,245	173,241
International Consolidated Airlines Group SA CDI (a)	284,032	795,508
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros (a)	57,396	112,477
Naturgy Energy Group SA	30,536	783,065
Red Electrica Corporacion SA	38,223	701,941
Repsol SA	132,370	1,580,007
Siemens Gamesa Renewable Energy SA	20,723	749,918
Telefonica SA	479,973	2,224,349

TOTAL SPAIN		41,178,742

Sweden - 2.5%
AAK AB	16,001	366,874
AddTech AB (B Shares)	24,295	424,740
AF Poyry AB (B Shares)	8,230	269,293
Alfa Laval AB	26,697	903,192
ASSA ABLOY AB (B Shares)	90,351	2,575,343
Atlas Copco AB:
(A Shares)	58,209	3,527,381
(B Shares)	36,337	1,886,482
Avanza Bank Holding AB	11,039	397,196
Axfood AB	10,411	260,719
Beijer Ref AB (B Shares)	21,627	335,944
Billerud AB	16,285	332,604
Boliden AB	25,174	980,726
Bravida AB (b)	17,526	260,854
Castellum AB	23,067	561,583
Dometic Group AB (b)	26,614	419,540
Electrolux AB (B Shares)	23,753	666,668
Elekta AB (B Shares)	33,396	446,961
Embracer Group AB (a)	19,618	603,912
Epiroc AB:
(A Shares)	57,186	1,239,569
(B Shares)	35,614	698,772
EQT AB	19,284	652,174
Ericsson (B Shares)	244,823	3,362,433
Essity AB (B Shares)	55,722	1,818,664
Evolution Gaming Group AB (b)	14,718	2,906,899
Fabege AB	24,762	369,285
Fastighets AB Balder (a)	9,135	526,267
Getinge AB (B Shares)	19,380	655,878
H&M Hennes & Mauritz AB (B Shares)	69,486	1,713,849
Hexagon AB (B Shares)	25,769	2,457,713
HEXPOL AB (B Shares)	23,745	291,850
Holmen AB (B Shares)	8,528	401,943
Husqvarna AB (B Shares)	36,882	513,439
ICA Gruppen AB (e)	8,472	390,297
Industrivarden AB:
(A Shares)	10,505	403,048
(C Shares)	19,312	697,149
Indutrade AB	23,797	621,802
Investor AB:
(A Shares)	11,676	993,051
(B Shares)	41,303	3,507,478
JM AB (B Shares)	4,675	173,237
Kinnevik AB (B Shares)	22,175	1,225,898
L E Lundbergforetagen AB	5,742	328,151
Latour Investment AB (B Shares)	11,378	348,105
Lifco AB	3,896	419,259
Lundin Petroleum AB	17,937	574,625
Nibe Industrier AB (B Shares)	32,710	1,197,035
Nolato AB (B Shares)	1,883	186,063
Nordic Entertainment Group AB (B Shares)	7,000	324,964
Peab AB	17,111	247,199
PowerCell Sweden AB (a)	4,065	105,640
Saab AB (B Shares)	7,019	208,110
Samhallsbyggnadsbolaget I Norden AB (B Shares)	75,136	286,501
Sandvik AB	99,819	2,467,898
Sectra AB (B Shares)	2,254	161,085
Securitas AB (B Shares)	28,959	494,135
Sinch AB (a)(b)	4,129	652,354
Skandinaviska Enskilda Banken AB (A Shares)	146,106	1,875,178
Skanska AB (B Shares)	36,699	995,339
SKF AB (B Shares)	35,114	906,724
SSAB Svenskt Stal AB (B Shares)	58,528	293,209
Stillfront Group AB (a)	28,480	291,174
Svenska Cellulosa AB SCA (B Shares)	55,949	981,440
Svenska Handelsbanken AB (A Shares)	140,264	1,624,294
Sweco AB (B Shares)	13,836	246,793
Swedbank AB (A Shares)	84,725	1,488,621
Swedish Match Co. AB	14,538	1,192,502
Swedish Orphan Biovitrum AB (a)	17,797	302,834
Tele2 AB (B Shares)	44,767	578,258
Telia Co. AB	227,908	943,341
Thule Group AB (b)	8,535	387,554
Trelleborg AB (B Shares)	21,929	571,438
Volvo AB (B Shares)	145,226	3,548,499
Wallenstam AB (B Shares)	17,770	274,562
Wihlborgs Fastigheter AB	11,559	236,217

TOTAL SWEDEN		65,579,808

Switzerland - 5.4%
ABB Ltd. (Reg.)	173,903	5,648,747
Adecco SA (Reg.)	14,641	991,404
Alcon, Inc. (Switzerland)	45,486	3,411,761
ams AG (a)	25,651	444,627
Baloise Holdings AG	4,339	733,580
Compagnie Financiere Richemont SA Series A	47,550	4,879,903
Credit Suisse Group AG	212,855	2,224,926
Credit Suisse Group AG rights 5/6/21 (a)(c)	207,231	2
CRISPR Therapeutics AG (a)(e)	5,980	784,995
Geberit AG (Reg.)	3,360	2,208,972
Givaudan SA	722	3,023,190
Julius Baer Group Ltd.	20,646	1,299,407
Kuehne & Nagel International AG	4,573	1,367,018
LafargeHolcim Ltd. (Reg.)	46,720	2,880,193
Lindt & Spruengli AG	9	888,913
Lindt & Spruengli AG (participation certificate)	99	918,182
Logitech International SA (Reg.)	15,898	1,782,595
Lonza Group AG	6,834	4,344,472
Nestle SA (Reg. S)	261,865	31,248,535
Novartis AG	224,811	19,184,560
Partners Group Holding AG	1,706	2,428,470
Roche Holding AG:
(Bearer)	1,843	640,131
(participation certificate)	64,718	21,108,154
Schindler Holding AG (participation certificate)	3,702	1,053,139
SGS SA (Reg.)	471	1,392,499
Siemens Energy AG (a)	36,835	1,231,120
Sig Combibloc Group AG	29,529	722,988
Sika AG	12,921	3,854,016
Sonova Holding AG Class B	4,982	1,473,461
Straumann Holding AG	1,054	1,505,549
Swatch Group AG (Bearer)	2,616	800,913
Swiss Life Holding AG	2,945	1,434,690
Swiss Prime Site AG	6,676	648,776
Swiss Re Ltd.	25,802	2,398,110
Swisscom AG	2,346	1,272,350
Temenos Group AG	6,086	893,657
UBS Group AG	351,586	5,360,892
VAT Group AG (b)	2,519	719,360
Zurich Insurance Group Ltd.	13,644	5,597,568

TOTAL SWITZERLAND		142,801,825

Taiwan - 4.1%
Accton Technology Corp.	46,000	523,457
Acer, Inc.	272,000	333,856
Advanced Ceramic X Corp.	5,000	95,545
Advanced Wireless Semiconductor Co.	10,000	55,824
Advantech Co. Ltd.	37,696	480,221
AP Memory Technology Corp.	5,000	138,844
ASE Technology Holding Co. Ltd.	312,000	1,303,207
Asia Cement Corp.	213,000	380,725
ASMedia Technology, Inc.	3,000	126,677
ASPEED Tech, Inc.	2,000	151,011
ASUSTeK Computer, Inc.	65,000	874,575
AU Optronics Corp. (a)	798,000	933,780
Capital Securities Corp.	214,000	147,797
Catcher Technology Co. Ltd.	69,000	487,654
Cathay Financial Holding Co. Ltd.	814,716	1,524,768
Chang Hwa Commercial Bank	541,974	347,158
Cheng Loong Corp.	86,000	137,255
Cheng Shin Rubber Industry Co. Ltd.	188,000	363,958
Chicony Electronics Co. Ltd.	57,000	172,356
China Airlines Ltd. (a)	287,000	217,728
China Development Finance Holding Corp.	1,388,000	648,180
China Life Insurance Co. Ltd.	170,642	161,818
China Petrochemical Development Corp.	328,300	186,794
China Steel Corp.	1,152,000	1,620,097
Chipbond Technology Corp.	70,000	193,881
Chroma ATE, Inc.	35,000	242,977
Chunghwa Telecom Co. Ltd.	402,000	1,637,980
Compal Electronics, Inc.	339,000	303,274
Compeq Manufacturing Co. Ltd.	105,000	162,882
CTBC Financial Holding Co. Ltd.	1,791,000	1,461,256
Delta Electronics, Inc.	177,000	1,915,996
E Ink Holdings, Inc.	83,000	197,216
E.SUN Financial Holdings Co. Ltd.	1,153,887	1,112,802
ECLAT Textile Co. Ltd.	20,000	383,611
Elan Microelectronics Corp.	28,000	214,922
Elite Material Co. Ltd.	29,000	184,720
eMemory Technology, Inc.	5,000	184,291
ENNOSTAR, Inc. (a)	54,500	157,581
Eternal Materials Co. Ltd.	74,000	121,281
EVA Airways Corp.	276,619	187,085
Evergreen Marine Corp. (Taiwan) (a)	373,643	1,056,282
Far Eastern Textile Ltd.	341,000	405,734
Far EasTone Telecommunications Co. Ltd.	148,000	344,777
Feng Hsin Iron & Steel Co.	43,000	135,870
Feng Tay Enterprise Co. Ltd.	50,480	374,829
First Financial Holding Co. Ltd.	924,479	757,580
FLEXium Interconnect, Inc.	26,000	110,717
Formosa Chemicals & Fibre Corp.	364,000	1,184,026
Formosa Petrochemical Corp.	156,000	577,778
Formosa Plastics Corp.	406,000	1,540,025
Formosa Taffeta Co. Ltd.	63,000	74,622
Foxconn Technology Co. Ltd.	91,000	224,691
Fubon Financial Holding Co. Ltd.	669,000	1,536,940
Genius Electronic Optical Co. Ltd.	8,000	157,452
Giant Manufacturing Co. Ltd.	29,000	369,440
Giga-Byte Technology Co. Ltd.	45,000	198,068
Global Unichip Corp.	7,000	100,823
GlobalWafers Co. Ltd.	19,000	587,440
Great Wall Enterprise Co. Ltd.	55,214	118,351
HannStar Display Corp. (a)	181,000	188,805
Highwealth Construction Corp.	79,200	128,245
HIWIN Technologies Corp.	23,447	356,592
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,140,800	4,735,473
Hota Industrial Manufacturing Co. Ltd.	23,000	85,185
Hotai Motor Co. Ltd.	32,000	691,644
Hua Nan Financial Holdings Co. Ltd.	888,546	604,129
IBF Financial Holdings Co. Ltd.	202,000	127,944
Innolux Corp.	870,000	937,091
International Games Systems Co. Ltd.	5,000	138,307
Inventec Corp.	268,000	260,376
ITEQ Corp.	14,000	73,895
King Yuan Electronics Co. Ltd.	112,000	198,390
King's Town Bank	98,000	151,673
Kinsus Interconnect Technology Corp.	26,000	98,157
Largan Precision Co. Ltd.	9,000	1,001,610
Lien Hwa Industrial Corp.	103,522	182,446
Lite-On Technology Corp.	201,000	459,614
Lotes Co. Ltd.	7,000	136,017
Macronix International Co. Ltd.	182,340	299,169
Makalot Industrial Co. Ltd.	14,459	126,765
MediaTek, Inc.	145,000	6,148,685
Mega Financial Holding Co. Ltd.	1,019,000	1,190,565
Merida Industry Co. Ltd.	18,000	214,493
Merry Electronics Co. Ltd.	16,064	72,718
Micro-Star International Co. Ltd.	62,000	409,340
MiTAC Holdings Corp.	82,000	89,791
momo.com, Inc.	4,000	147,432
Nan Ya Plastics Corp.	518,000	1,634,911
Nan Ya Printed Circuit Board Corp.	19,000	216,550
Nanya Technology Corp.	106,000	347,454
Nien Made Enterprise Co. Ltd.	12,000	194,096
Novatek Microelectronics Corp.	51,000	1,138,808
Oneness Biotech Co. Ltd. (a)	21,000	177,348
Pegatron Corp.	198,000	521,481
Phison Electronics Corp.	15,000	324,208
PixArt Imaging, Inc.	15,000	105,475
Pou Chen Corp.	253,000	322,305
Powertech Technology, Inc.	63,000	251,369
Poya International Co. Ltd.	5,000	109,501
President Chain Store Corp.	51,000	494,579
Primax Electronics Ltd.	46,000	100,247
Qisda Corp.	152,000	197,989
Quanta Computer, Inc.	263,000	926,076
Radiant Opto-Electronics Corp.	42,000	193,129
Realtek Semiconductor Corp.	43,000	818,608
RichWave Technology Corp.	5,000	97,334
Ruentex Development Co. Ltd.	79,200	150,493
Ruentex Industries Ltd.	27,600	84,148
Shin Kong Financial Holding Co. Ltd.	1,134,538	410,050
Simplo Technology Co. Ltd.	15,000	201,288
SINBON Electronics Co. Ltd.	17,000	158,168
Sino-American Silicon Products, Inc.	50,000	349,794
Sinopac Holdings Co.	1,003,180	477,448
Standard Foods Corp.	64,000	130,313
Synnex Technology International Corp.	128,000	255,130
Ta Chen Stainless Pipe Co. Ltd.	128,000	219,860
Taichung Commercial Bank Co. Ltd.	216,100	92,410
Taishin Financial Holdings Co. Ltd.	960,402	484,583
Taiwan Business Bank	566,423	206,746
Taiwan Cement Corp.	440,859	821,927
Taiwan Cooperative Financial Holding Co. Ltd.	859,448	658,157
Taiwan Fertilizer Co. Ltd.	87,000	189,909
Taiwan High Speed Rail Corp.	189,000	212,705
Taiwan Mobile Co. Ltd.	211,000	755,055
Taiwan Semiconductor Manufacturing Co. Ltd.	1,725,000	36,312,252
Taiwan Surface Mounting Technology Co. Ltd.	18,000	74,718
Taiwan Union Technology Corp.	25,000	105,565
TECO Electric & Machinery Co. Ltd.	129,000	161,106
The Shanghai Commercial & Savings Bank Ltd.	403,000	626,600
Tong Hsing Electronics Industries Ltd.	14,000	96,690
Tripod Technology Corp.	40,000	198,962
Tung Ho Steel Enterprise Corp.	68,000	144,054
TXC Corp.	19,000	86,688
Unified-President Enterprises Corp.	470,000	1,263,088
Unimicron Technology Corp.	115,000	473,251
United Integrated Services Co.	14,000	121,990
United Microelectronics Corp.	1,057,000	2,107,292
United Renewable Energy Co. Ltd. (a)	221,000	112,695
Vanguard International Semiconductor Corp.	82,000	350,653
Voltronic Power Technology Corp.	6,250	285,158
Walsin Lihwa Corp.	219,000	239,023
Walsin Technology Corp.	33,000	286,366
Wan Hai Lines Ltd.	128,000	433,766
Win Semiconductors Corp.	35,000	459,027
Winbond Electronics Corp.	241,000	307,880
Wistron Corp.	259,000	303,070
Wiwynn Corp.	8,000	261,657
WPG Holding Co. Ltd.	137,040	252,552
XinTec, Inc. (a)	12,000	66,989
Yageo Corp.	35,000	680,086
Yang Ming Marine Transport Corp. (a)	124,000	354,096
YFY, Inc.	117,000	159,098
Yuanta Financial Holding Co. Ltd.	1,101,160	1,024,518

TOTAL TAIWAN		110,563,578

Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	34,600	189,939
Advanced Information Service PCL NVDR	69,800	383,172
Airports of Thailand PCL:
(depositary receipt)	78,500	156,244
(For. Reg.)	351,900	700,411
Asset World Corp. PCL NVDR unit	733,400	112,070
B. Grimm Power PCL:
unit	47,800	65,600
(For. Reg.)	73,400	100,734
Bangkok Bank PCL (For. Reg.)	149,900	584,682
Bangkok Chain Hospital PCL unit	106,800	62,057
Bangkok Commercial Asset Management PCL	98,700	65,272
Bangkok Dusit Medical Services PCL (For. Reg.)	780,200	543,510
Bangkok Expressway and Metro PCL	573,400	147,262
Banpu PCL:
(For. Reg.)	387,400	152,970
NVDR unit	54,400	21,481
BCPG PCL unit	161,900	73,804
Berli Jucker PCL (For. Reg)	78,600	89,576
BTS Group Holdings PCL (For. Reg.)	577,800	166,013
Bumrungrad Hospital PCL (For. Reg.)	37,300	160,456
Carabao Group PCL	26,700	96,429
Carabao Group PCL NVDR unit	15,500	55,979
Central Pattana PCL:
unit	29,600	49,650
(For. Reg.)	232,900	390,659
Central Retail Corp. PCL	387,808	435,739
Central Retail Corp. PCL unit	60,500	67,978
Charoen Pokphand Foods PCL (For. Reg.)	517,700	481,968
Com7 PCL unit	71,600	169,518
CP ALL PCL (For. Reg.)	425,700	854,133
Delta Electronics PCL:
(For. Reg.)	36,700	417,072
NVDR	1,900	21,592
Electricity Generating PCL:
(For. Reg.)	17,700	100,291
NVDR	14,800	83,859
Energy Absolute PCL:
unit	35,400	69,323
(For. Reg.)	201,900	395,374
Global Power Synergy Public Co. Ltd.	59,694	139,414
Gulf Energy Development PCL:
unit	29,000	32,119
(For. Reg.)	398,000	440,803
Hana Microelectronics PCL (For. Reg.)	49,400	88,016
Home Product Center PCL (For. Reg.)	546,000	247,146
Indorama Ventures PCL:
unit	48,500	74,735
(For. Reg.)	178,000	274,286
Intouch Holdings PCL:
(For. Reg.)	176,500	361,216
NVDR	40,100	82,067
IRPC PCL:
(For. Reg.)	867,400	115,282
NVDR	229,700	30,528
JMT Network Services PCL unit	57,600	83,210
Kasikornbank PCL:
NVDR	22,000	93,226
(For. Reg.)	190,600	807,679
KCE Electronics PCL NVDR	74,100	138,566
Kiatnakin Bank PCL (For. Reg.)	86,000	160,819
Krung Thai Bank PCL (For. Reg.)	454,300	164,802
Krungthai Card PCL:
(For. Reg.)	77,300	189,218
NVDR	15,400	37,697
Land & House PCL:
NVDR	248,400	68,978
(For. Reg.)	623,700	173,194
Minor International PCL:
unit	50,700	48,828
warrants 9/30/21 (a)	4,695	101
warrants 7/31/23 (a)	9,669	3,104
(For. Reg.)	329,621	317,452
MK Restaurants Group PCL unit	54,500	89,230
Muangthai Leasing PCL	49,300	101,291
Muangthai Leasing PCL unit	30,300	62,254
Osotspa PCL	72,200	82,862
PTT Exploration and Production PCL (For. Reg.)	110,900	423,663
PTT Global Chemical PCL:
(For. Reg.)	196,600	427,597
NVDR	33,000	71,774
PTT PCL:
(For. Reg.)	988,100	1,268,828
NVDR	303,100	389,213
Ratchaburi Electric Generating Holding PCL (For. Reg.)	39,700	64,361
Siam Cement PCL (For. Reg.)	56,500	837,978
Siam Commercial Bank PCL:
unit	80,300	270,674
(For. Reg.)	204,900	690,674
Siam Global House PCL	4	3
Siam Global House PCL unit	261,245	187,862
Sri Trang Agro-Industry PCL NVDR	89,000	135,000
Sri Trang Gloves Thailand PCL unit	104,300	148,163
Srisawad Corp. PCL:
unit	20,000	53,451
warrants 8/29/25 (a)	2,460	1,603
(For. Reg.)	70,600	188,682
Star Petroleum Refining PCL unit	224,000	67,596
Thai Beverage PCL	785,400	421,988
Thai Oil PCL:
(For. Reg.)	88,200	167,764
NVDR	9,800	18,640
Thai Union Frozen Products PCL (For. Reg.)	199,600	96,756
Thanachart Capital PCL (For. Reg.)	57,900	65,986
TISCO Financial Group PCL	63,900	189,751
TISCO Financial Group PCL NVDR	25,700	76,316
TMB Bank PCL:
unit	611,200	22,957
(For. Reg.)	4,663,725	175,170
TOA Paint Thailand PCL NVDR unit	69,800	77,307
Total Access Communication PCL:
(For. Reg.)	43,200	45,419
NVDR	19,700	20,712
True Corp. PCL:
unit	824,100	86,246
(For. Reg.)	1,465,600	153,382
VGI PCL	266,600	53,063
VGI PCL unit	232,300	46,236
WHA Corp. PCL	801,800	87,001
WHA Corp. PCL unit	475,500	51,595

TOTAL THAILAND		19,056,351

Turkey - 0.1%
AG Anadolu Grubu Holding A/S	6,729	17,475
Akbank TAS	266,308	156,978
Aksa Akrilik Kimya Sanayii	12,254	24,260
Anadolu Efes Biracilik Ve Malt Sanayii A/S	14,067	39,625
Arcelik A/S	16,974	70,490
Aselsan A/S	39,366	71,326
Bera Holding A/S (a)	27,212	107,615
Bim Birlesik Magazalar A/S JSC	44,725	351,155
Coca-Cola Icecek Sanayi A/S	9,335	88,910
Dogan Sirketler Grubu Holding A/S	75,022	26,733
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	38,182
Enerjisa Enerji A/S (b)	38,015	47,296
Enka Insaat ve Sanayi A/S	151,199	143,369
Eregli Demir ve Celik Fabrikalari T.A.S.	127,848	294,033
Ford Otomotiv Sanayi A/S	6,509	138,219
Haci Omer Sabanci Holding A/S	123,537	120,720
Hektas Ticaret A/S (a)	16,722	16,563
Hektas Ticaret A/S rights 5/17/21 (a)	8,273	12,611
Is Yatirim Menkul Degerler A/S	10,546	19,567
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	61,395	53,098
Koc Holding A/S	93,286	206,319
KOZA, Inc. (a)	11,835	19,685
Koza Altin Isletmeleri A/S (a)	5,167	70,526
Logo Yazilim Sanayi Ve Ticar	1,455	28,472
Migros Turk Ticaret A/S (a)	6,506	28,527
MLP Saglik Hizmetleri A/S (a)(b)	8,322	24,568
Nuh Cimento Sanayi A/S	4,829	33,044
Otokar Otomotiv ve Savunma Sanayi A.S.	562	23,488
Oyak Cimento Fabrikalari A/S (a)	91,428	75,981
Pegasus Hava Tasimaciligi A/S (a)	2,534	22,513
Petkim Petrokimya Holding A/S	102,876	83,382
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	20,490	37,125
Sok Marketler Ticaret A/S (a)	18,826	27,516
TAV Havalimanlari Holding A/S (a)	12,849	33,400
Tekfen Holding A/S	14,772	28,710
Tofas Turk Otomobil Fabrikasi A/S	9,634	34,725
Turk Hava Yollari AO (a)	49,637	73,328
Turk Sise ve Cam Fabrikalari A/S	117,630	106,707
Turk Traktor ve Ziraat Makinalari A/S	1,037	26,154
Turkcell Iletisim Hizmet A/S	102,924	184,496
Turkiye Garanti Bankasi A/S	184,838	160,976
Turkiye Halk Bankasi A/S (a)	46,792	24,247
Turkiye Is Bankasi A/S Series C	119,015	70,011
Turkiye Petrol Rafinerileri A/S (a)	11,230	119,032
Turkiye Sinai Kalkinma Bankasi A/S	119,739	18,224
Turkiye Vakiflar Bankasi TAO (a)	75,722	31,281
Ulker Biskuvi Sanayi A/S	11,675	31,025
Yapi ve Kredi Bankasi A/S	240,353	60,968

TOTAL TURKEY		3,522,655

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	247,606	422,659
Abu Dhabi National Oil Co. for Distribution PJSC	211,357	260,661
Aldar Properties PJSC	484,899	463,361
Dubai Islamic Bank Pakistan Ltd.	460,598	558,012
Emaar Properties PJSC (a)	453,733	460,756
Emirates NBD Bank PJSC	221,860	751,986
Emirates Telecommunications Corp.	309,738	1,786,001
First Abu Dhabi Bank PJSC	667,700	2,588,527

TOTAL UNITED ARAB EMIRATES		7,291,963

United Kingdom - 8.5%
3i Group PLC	88,831	1,572,758
Admiral Group PLC	23,554	1,017,840
Anglo American PLC (United Kingdom)	124,110	5,262,045
Antofagasta PLC	31,368	808,149
Ashtead Group PLC	40,864	2,624,802
Associated British Foods PLC	32,750	1,043,894
AstraZeneca PLC (United Kingdom)	119,663	12,737,404
Atlassian Corp. PLC (a)	12,166	2,890,155
Auto Trader Group PLC (a)(b)	91,379	719,390
Avast PLC (b)	68,212	450,013
Aveva Group PLC	10,592	509,057
Aviva PLC	357,489	1,976,322
BAE Systems PLC	294,691	2,058,486
Barclays PLC	1,488,426	3,603,436
Barratt Developments PLC	94,113	1,003,405
Bellway PLC	10,881	542,783
Berkeley Group Holdings PLC	11,531	736,845
BHP Group PLC	191,829	5,776,895
BP PLC	1,838,800	7,697,862
British American Tobacco PLC (United Kingdom)	208,433	7,733,564
British Land Co. PLC	84,890	607,758
BT Group PLC (a)	801,819	1,826,577
Bunzl PLC	30,765	988,696
Burberry Group PLC (a)	37,194	1,058,669
Centrica PLC	521,715	408,244
Coca-Cola European Partners PLC	18,343	1,042,249
Compass Group PLC (a)	162,667	3,538,703
ConvaTec Group PLC (b)	141,996	427,898
Croda International PLC	12,982	1,212,703
Dechra Pharmaceuticals PLC	10,036	559,121
Derwent London PLC	10,269	472,119
Diageo PLC	211,934	9,514,017
Diploma PLC	11,123	440,566
Direct Line Insurance Group PLC	127,617	502,476
DS Smith PLC	126,512	735,219
Electrocomponents PLC	41,483	610,712
Evraz PLC	49,154	436,088
Games Workshop Group PLC	3,078	461,220
Genus PLC	6,065	425,923
GlaxoSmithKline PLC	456,721	8,440,097
GW Pharmaceuticals PLC ADR (a)	2,893	633,567
Halma PLC	34,835	1,245,058
Hargreaves Lansdown PLC	25,254	599,711
Hikma Pharmaceuticals PLC	15,290	515,237
HomeServe PLC	25,440	384,365
Howden Joinery Group PLC	53,321	595,592
HSBC Holdings PLC (United Kingdom)	1,883,831	11,762,102
IG Group Holdings PLC	33,312	421,411
IMI PLC	25,562	562,720
Imperial Brands PLC	87,032	1,811,948
Informa PLC (a)	138,033	1,071,725
InterContinental Hotel Group PLC (a)	17,173	1,220,366
Intermediate Capital Group PLC	26,304	794,111
Intertek Group PLC	14,795	1,254,155
ITV PLC	319,934	534,632
J Sainsbury PLC	161,857	531,337
JD Sports Fashion PLC (a)	43,938	557,290
Johnson Matthey PLC	17,859	801,586
Kingfisher PLC	194,088	958,147
Land Securities Group PLC	68,163	678,536
Legal & General Group PLC	546,397	2,055,535
Lloyds Banking Group PLC	6,453,886	4,047,103
London Stock Exchange Group PLC	29,164	2,980,494
M&G PLC	241,938	726,061
Meggitt PLC	70,350	452,751
Melrose Industries PLC	436,003	980,889
Mondi PLC	44,591	1,210,094
National Grid PLC	346,302	4,365,329
NatWest Group PLC	420,867	1,142,715
Network International Holdings PLC (a)(b)	25,138	145,776
Next PLC (a)	12,147	1,308,833
Ocado Group PLC (a)	55,469	1,606,417
Pearson PLC	67,566	775,122
Pennon Group PLC	39,076	558,008
Persimmon PLC	29,299	1,267,313
Phoenix Group Holdings PLC	72,598	713,260
Prudential PLC	237,798	5,035,202
Quilter PLC (b)	159,971	361,217
Reckitt Benckiser Group PLC	67,030	5,968,195
RELX PLC:
rights (a)(d)	179,991	83,025
(London Stock Exchange)	179,991	4,671,997
Rentokil Initial PLC	169,499	1,171,369
Rightmove PLC	79,342	672,792
Rio Tinto PLC	98,170	8,222,451
Rolls-Royce Holdings PLC	765,936	1,106,666
Rotork PLC	75,199	357,879
Royal Dutch Shell PLC:
Class A (United Kingdom)	371,647	6,993,012
Class B (United Kingdom)	339,677	6,078,069
Royal Mail PLC (a)	92,598	634,297
RSA Insurance Group PLC	95,042	895,703
Sage Group PLC	100,278	883,559
Schroders PLC	11,438	569,936
Segro PLC	108,563	1,507,556
Severn Trent PLC	22,614	773,593
Signature Aviation PLC	66,706	372,459
Smith & Nephew PLC	80,756	1,747,863
Smiths Group PLC	35,598	799,138
Spectris PLC	10,762	483,637
Spirax-Sarco Engineering PLC	6,739	1,099,610
SSE PLC	96,056	1,947,421
St. James's Place Capital PLC	49,401	928,887
Standard Chartered PLC (United Kingdom)	242,447	1,739,784
Standard Life PLC	202,690	776,792
Tate & Lyle PLC	42,360	468,010
Taylor Wimpey PLC	326,676	810,276
Tesco PLC	707,934	2,161,017
The Weir Group PLC	24,102	638,094
Travis Perkins PLC (a)	20,057	425,745
Tritax Big Box REIT PLC	150,013	394,255
Unilever PLC	239,159	14,009,245
Unite Group PLC	36,931	594,191
United Utilities Group PLC	63,277	846,380
Vodafone Group PLC	2,440,702	4,606,095
Whitbread PLC (a)	18,574	832,139
Wickes Group PLC (a)	22,475	77,582
WM Morrison Supermarkets PLC	218,481	524,563

TOTAL UNITED KINGDOM		228,013,157

United States of America - 0.2%
Farfetch Ltd. Class A (a)	19,494	955,011
Fiverr International Ltd. (a)(e)	1,496	311,273
Kolon TissueGene, Inc. unit (a)(c)	911	6,525
Li Auto, Inc. ADR (a)	13,147	259,522
Millicom International Cellular SA (a)	10,933	428,792
Stratasys Ltd. (a)	5,744	128,723
Tilray, Inc. Class 2 (a)(e)	12,941	237,338
XP, Inc. Class A (a)	13,043	516,503
Yum China Holdings, Inc.	38,392	2,415,625

TOTAL UNITED STATES OF AMERICA		5,259,312

TOTAL COMMON STOCKS
(Cost $2,159,692,868)		2,578,623,129

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.3%
Alpargatas SA (PN) (a)	13,700	100,202
Azul SA (a)	22,100	156,635
Banco Bradesco SA (PN)	446,254	1,959,326
Banco Inter SA (b)	2,803	40,187
Bradespar SA (PN)	19,700	257,527
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,729	161,541
Companhia Energetica de Minas Gerais (CEMIG) (PN)	106,491	271,322
Companhia Paranaense de Energia-COPEL (PN-B)	99,100	114,205
Gerdau SA	94,200	576,085
Itau Unibanco Holding SA	445,750	2,259,091
Itausa-Investimentos Itau SA (PN)	397,200	735,603
Lojas Americanas SA (PN)	81,890	314,472
Metalurgica Gerdau SA (PN)	72,100	197,238
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	422,400	1,836,708

TOTAL BRAZIL		8,980,142

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	12,699	669,122
Colombia - 0.0%
Bancolombia SA (PN)	42,116	314,189
Grupo Aval Acciones y Valores SA	483,108	142,230

TOTAL COLOMBIA		456,419

Germany - 0.4%
Henkel AG & Co. KGaA	16,198	1,860,940
Porsche Automobil Holding SE (Germany)	14,012	1,477,097
Sartorius AG (non-vtg.)	3,118	1,758,850
Volkswagen AG	16,729	4,358,366

TOTAL GERMANY		9,455,253

Korea (South) - 0.2%
Hyundai Motor Co.	1,790	170,472
Hyundai Motor Co. Series 2	3,998	378,964
LG Chemical Ltd.	840	334,639
LG Electronics, Inc.	2,911	192,890
LG Household & Health Care Ltd.	185	118,450
Samsung Electronics Co. Ltd.	70,215	4,602,389
Samsung SDI Co. Ltd.	430	173,226

TOTAL KOREA (SOUTH)		5,971,030

Russia - 0.1%
AK Transneft OAO	134	252,650
Sberbank of Russia	118,220	445,481
Surgutneftegas OJSC	714,700	407,158

TOTAL RUSSIA		1,105,289

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $24,149,001)		26,637,255
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $2,999,964)(f)	3,000,000	2,999,999
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.04% (g)	61,712,569	61,724,912
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	9,641,764	9,642,728
TOTAL MONEY MARKET FUNDS
(Cost $71,367,451)		71,367,640
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,258,209,284)		2,679,628,023
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(7,890,896)
NET ASSETS - 100%		$2,671,737,127

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	364	June 2021	$41,113,800	$965,949	$965,949
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	304	June 2021	20,316,320	254,945	254,945
TME S&P/TSX 60 Index Contracts (Canada)	25	June 2021	4,618,639	63,945	63,945
TOTAL FUTURES CONTRACTS					$1,284,839

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,122,846 or 2.6% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,999,999.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,850
Fidelity Securities Lending Cash Central Fund	59,019
Total	$87,869

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$200,483,060	$103,019,581	$97,463,479	$--
Consumer Discretionary	343,804,507	255,440,762	88,004,874	358,871
Consumer Staples	207,432,546	114,246,700	93,185,846	--
Energy	108,284,302	64,480,744	43,803,558	--
Financials	480,749,154	358,790,482	121,958,670	2
Health Care	229,082,692	115,934,257	113,093,024	55,411
Industrials	331,887,301	246,263,394	84,264,995	1,358,912
Information Technology	330,399,351	213,916,471	116,084,471	398,409
Materials	220,883,778	171,005,352	49,776,020	102,406
Real Estate	74,128,348	74,014,885	113,463	--
Utilities	78,125,345	55,157,216	22,968,129	--
Government Obligations	2,999,999	--	2,999,999	--
Money Market Funds	71,367,640	71,367,640	--	--
Total Investments in Securities:	$2,679,628,023	$1,843,637,484	$833,716,528	$2,274,011
Derivative Instruments:
Assets
Futures Contracts	$1,284,839	$1,284,839	$--	$--
Total Assets	$1,284,839	$1,284,839	$--	$--
Total Derivative Instruments:	$1,284,839	$1,284,839	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,284,839	$0
Total Equity Risk	1,284,839	0
Total Value of Derivatives	$1,284,839	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,235,179) — See accompanying schedule: Unaffiliated issuers (cost $2,186,841,833)	$2,608,260,383
Fidelity Central Funds (cost $71,367,451)	71,367,640
Total Investment in Securities (cost $2,258,209,284)		$2,679,628,023
Segregated cash with brokers for derivative instruments		801,474
Cash		30,885
Foreign currency held at value (cost $5,028,321)		5,023,097
Receivable for investments sold		153
Receivable for fund shares sold		7,044,748
Dividends receivable		9,100,524
Distributions receivable from Fidelity Central Funds		30,179
Other receivables		6,652
Total assets		2,701,665,735
Liabilities
Payable for investments purchased
Regular delivery	$16,765,985
Delayed delivery	221,868
Payable for fund shares redeemed	1,015,266
Payable for daily variation margin on futures contracts	829,563
Other payables and accrued expenses	1,453,101
Collateral on securities loaned	9,642,825
Total liabilities		29,928,608
Net Assets		$2,671,737,127
Net Assets consist of:
Paid in capital		$2,248,542,271
Total accumulated earnings (loss)		423,194,856
Net Assets		$2,671,737,127
Net Asset Value, offering price and redemption price per share ($2,671,737,127 ÷ 220,452,997 shares)		$12.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$28,553,447
Interest		1,629
Income from Fidelity Central Funds (including $59,019 from security lending)		87,869
Income before foreign taxes withheld		28,642,945
Less foreign taxes withheld		(3,150,333)
Total income		25,492,612
Expenses
Independent trustees' fees and expenses	$4,412
Total expenses		4,412
Net investment income (loss)		25,488,200
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $180,635)	(7,236,799)
Fidelity Central Funds	(436)
Foreign currency transactions	20,158
Futures contracts	11,972,162
Total net realized gain (loss)		4,755,085
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,304,193)	441,449,984
Assets and liabilities in foreign currencies	68,416
Futures contracts	2,098,556
Total change in net unrealized appreciation (depreciation)		443,616,956
Net gain (loss)		448,372,041
Net increase (decrease) in net assets resulting from operations		$473,860,241

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,488,200	$35,248,900
Net realized gain (loss)	4,755,085	(16,721,752)
Change in net unrealized appreciation (depreciation)	443,616,956	(68,510,767)
Net increase (decrease) in net assets resulting from operations	473,860,241	(49,983,619)
Distributions to shareholders	(32,771,369)	(32,813,228)
Share transactions
Proceeds from sales of shares	722,422,246	883,998,983
Reinvestment of distributions	30,440,745	30,381,153
Cost of shares redeemed	(173,231,717)	(441,068,830)
Net increase (decrease) in net assets resulting from share transactions	579,631,274	473,311,306
Total increase (decrease) in net assets	1,020,720,146	390,514,459
Net Assets
Beginning of period	1,651,016,981	1,260,502,522
End of period	$2,671,737,127	$1,651,016,981
Other Information
Shares
Sold	61,947,391	92,059,244
Issued in reinvestment of distributions	2,735,017	2,961,126
Redeemed	(14,931,965)	(48,663,965)
Net increase (decrease)	49,750,443	46,356,405

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$10.14	$9.13	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.23	.32	.06
Net realized and unrealized gain (loss)	2.51	(.45)	.75	(.93)
Total from investment operations	2.64	(.22)	1.07	(.87)
Distributions from net investment income	(.19)	(.25)	(.06)	–
Total distributions	(.19)	(.25)	(.06)	–
Net asset value, end of period	$12.12	$9.67	$10.14	$9.13
Total ReturnC,D	27.44%	(2.34)%	11.79%	(8.70)%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	-%	-%	- %G
Expenses net of fee waivers, if any	- %G	-%	-%	- %G
Expenses net of all reductions	- %G	-%	-%	- %G
Net investment income (loss)	2.26%G	2.39%	3.34%	2.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,671,737	$1,651,017	$1,260,503	$393,972
Portfolio turnover rateH	11%G	8%	4%	- %I,J

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Apple, Inc.	5.6
Microsoft Corp.	5.2
Amazon.com, Inc.	4.0
Facebook, Inc. Class A	2.1
Alphabet, Inc. Class A	1.9
Alphabet, Inc. Class C	1.9
Tesla, Inc.	1.5
Berkshire Hathaway, Inc. Class B	1.4
JPMorgan Chase & Co.	1.3
Johnson & Johnson	1.2
26.1

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	27.9
Health Care	13.2
Consumer Discretionary	12.2
Communication Services	11.3
Financials	11.1
Industrials	8.4
Consumer Staples	5.7
Materials	2.5
Energy	2.5
Utilities	2.4

Asset Allocation (% of fund's net assets)

As of April 30, 2021 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.4%

Fidelity ZERO℠ Large Cap Index Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 11.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	755,620	$23,734,024
Verizon Communications, Inc.	438,413	25,335,887
		49,069,911
Entertainment - 2.0%
Activision Blizzard, Inc.	82,163	7,492,444
Electronic Arts, Inc.	30,507	4,334,435
Netflix, Inc. (a)	46,932	24,098,174
Roku, Inc. Class A (a)	11,782	4,040,873
Take-Two Interactive Software, Inc. (a)	12,245	2,147,528
The Walt Disney Co. (a)	192,350	35,780,947
		77,894,401
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A (a)	31,850	74,958,975
Class C (a)	30,554	73,638,806
Facebook, Inc. Class A (a)	254,870	82,853,140
IAC (a)	8,814	2,234,085
Match Group, Inc. (a)(b)	28,538	4,441,369
Pinterest, Inc. Class A (a)	56,491	3,749,308
Snap, Inc. Class A (a)	98,286	6,076,041
Twitter, Inc. (a)	84,628	4,673,158
Zillow Group, Inc.:
Class A (a)	3,913	521,799
Class C (a)(b)	16,241	2,113,279
		255,259,960
Media - 1.3%
Charter Communications, Inc. Class A (a)	14,992	10,096,362
Comcast Corp. Class A	484,483	27,203,720
Discovery Communications, Inc.:
Class A (a)	16,957	638,601
Class C (non-vtg.) (a)	30,450	983,840
Fox Corp.:
Class A	35,573	1,331,142
Class B	15,629	568,583
Liberty Broadband Corp.:
Class A (a)	2,389	376,674
Class C (a)	22,417	3,647,694
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	1,356	37,954
Liberty Braves Class C (a)	3,675	101,761
Liberty Formula One Group Series C (a)	21,594	1,013,622
Liberty Media Class A (a)(b)	2,470	102,307
Liberty SiriusXM Series A (a)(b)	8,595	388,408
Liberty SiriusXM Series C (a)	17,965	812,557
Omnicom Group, Inc.	22,734	1,870,099
ViacomCBS, Inc.:
Class A (b)	2,271	102,649
Class B	61,041	2,503,902
		51,779,875
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	61,904	8,179,376

TOTAL COMMUNICATION SERVICES		442,183,523

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
Aptiv PLC (a)	28,651	4,122,592
Automobiles - 1.8%
Ford Motor Co. (a)	414,479	4,783,088
General Motors Co. (a)	134,428	7,691,970
Tesla, Inc. (a)	81,362	57,721,457
		70,196,515
Distributors - 0.1%
Genuine Parts Co.	15,339	1,916,915
Pool Corp.	4,269	1,803,738
		3,720,653
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)(b)	14,831	1,339,684
Hotels, Restaurants & Leisure - 2.1%
Caesars Entertainment, Inc. (a)	22,124	2,164,612
Carnival Corp. (a)	84,658	2,367,038
Chipotle Mexican Grill, Inc. (a)	2,986	4,455,202
Darden Restaurants, Inc.	13,856	2,032,952
Domino's Pizza, Inc.	4,082	1,723,992
DraftKings, Inc. Class A (a)(b)	34,198	1,937,659
Expedia, Inc. (a)	14,603	2,573,487
Hilton Worldwide Holdings, Inc.	29,324	3,773,999
Las Vegas Sands Corp. (a)	34,910	2,138,587
Marriott International, Inc. Class A	28,236	4,193,611
McDonald's Corp.	79,001	18,650,556
MGM Resorts International	43,450	1,769,284
Penn National Gaming, Inc. (a)	15,657	1,395,352
Royal Caribbean Cruises Ltd.	23,246	2,021,240
Starbucks Corp.	124,782	14,286,291
The Booking Holdings, Inc. (a)	4,341	10,705,253
Yum! Brands, Inc.	31,840	3,805,517
		79,994,632
Household Durables - 0.3%
D.R. Horton, Inc.	35,130	3,452,928
Garmin Ltd.	15,898	2,181,842
Lennar Corp.:
Class A	28,687	2,971,973
Class B	2,001	161,221
NVR, Inc. (a)	366	1,836,625
PulteGroup, Inc.	27,998	1,655,242
		12,259,831
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (a)	45,351	157,250,964
eBay, Inc.	68,634	3,829,091
Etsy, Inc. (a)	13,302	2,644,305
Wayfair LLC Class A (a)(b)	7,720	2,281,800
		166,006,160
Leisure Products - 0.1%
Hasbro, Inc.	13,515	1,344,067
Peloton Interactive, Inc. Class A (a)	27,827	2,736,785
		4,080,852
Multiline Retail - 0.5%
Dollar General Corp.	25,985	5,580,279
Dollar Tree, Inc. (a)	24,818	2,851,588
Target Corp.	53,085	11,002,397
		19,434,264
Specialty Retail - 2.2%
AutoZone, Inc. (a)	2,343	3,430,433
Best Buy Co., Inc.	24,331	2,828,965
Burlington Stores, Inc. (a)	7,031	2,294,426
CarMax, Inc. (a)	17,253	2,298,790
Carvana Co. Class A (a)(b)	6,651	1,897,264
Lowe's Companies, Inc.	77,469	15,203,291
O'Reilly Automotive, Inc. (a)	7,454	4,121,168
Ross Stores, Inc.	37,759	4,944,163
The Home Depot, Inc.	114,072	36,921,684
TJX Companies, Inc.	127,286	9,037,306
Tractor Supply Co.	12,360	2,331,096
Ulta Beauty, Inc. (a)	5,952	1,960,291
		87,268,877
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	12,582	4,218,367
NIKE, Inc. Class B	134,740	17,869,219
VF Corp.	33,905	2,972,112
		25,059,698

TOTAL CONSUMER DISCRETIONARY		473,483,758

CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	19,314	1,473,272
Constellation Brands, Inc. Class A (sub. vtg.)	18,036	4,334,412
Keurig Dr. Pepper, Inc.	61,218	2,194,665
Monster Beverage Corp. (a)	39,216	3,805,913
PepsiCo, Inc.	146,168	21,071,579
The Coca-Cola Co.	410,868	22,178,655
		55,058,496
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	46,899	17,450,649
Kroger Co.	80,350	2,935,989
Sysco Corp.	54,106	4,584,401
Walgreens Boots Alliance, Inc.	76,024	4,036,874
Walmart, Inc.	146,846	20,545,224
		49,553,137
Food Products - 0.9%
Archer Daniels Midland Co.	59,267	3,741,526
Conagra Brands, Inc.	51,641	1,915,365
General Mills, Inc.	64,869	3,947,927
Hormel Foods Corp.	29,588	1,366,966
Kellogg Co.	27,083	1,690,521
McCormick & Co., Inc. (non-vtg.)	26,438	2,388,938
Mondelez International, Inc.	149,675	9,101,737
The Hershey Co.	15,477	2,542,871
The J.M. Smucker Co.	11,535	1,510,970
The Kraft Heinz Co.	68,415	2,824,855
Tyson Foods, Inc. Class A	31,108	2,409,315
		33,440,991
Household Products - 1.3%
Church & Dwight Co., Inc.	26,108	2,238,500
Colgate-Palmolive Co.	89,942	7,258,319
Kimberly-Clark Corp.	35,872	4,782,455
Procter & Gamble Co.	260,826	34,799,405
The Clorox Co.	13,288	2,425,060
		51,503,739
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	24,349	7,640,716
Tobacco - 0.6%
Altria Group, Inc.	197,101	9,411,573
Philip Morris International, Inc.	165,030	15,677,850
		25,089,423

TOTAL CONSUMER STAPLES		222,286,502

ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	76,660	1,539,333
Halliburton Co.	94,827	1,854,816
Schlumberger Ltd.	147,760	3,996,908
		7,391,057
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc. (a)(b)	24,519	1,900,713
Chevron Corp.	204,115	21,038,133
ConocoPhillips Co.	143,644	7,345,954
EOG Resources, Inc.	61,875	4,556,475
Exxon Mobil Corp.	448,597	25,677,692
Hess Corp.	29,003	2,161,014
Kinder Morgan, Inc.	205,606	3,505,582
Marathon Petroleum Corp.	69,121	3,846,584
Occidental Petroleum Corp.	89,003	2,257,116
ONEOK, Inc.	47,009	2,460,451
Phillips 66 Co.	46,352	3,750,340
Pioneer Natural Resources Co.	21,832	3,358,417
The Williams Companies, Inc.	128,193	3,122,781
Valero Energy Corp.	43,338	3,205,278
		88,186,530

TOTAL ENERGY		95,577,587

FINANCIALS - 11.1%
Banks - 4.2%
Bank of America Corp.	804,950	32,624,624
Citigroup, Inc.	221,211	15,759,072
Citizens Financial Group, Inc.	45,259	2,094,587
Fifth Third Bancorp	75,150	3,046,581
First Republic Bank	18,579	3,404,416
Huntington Bancshares, Inc.	107,647	1,649,152
JPMorgan Chase & Co.	323,294	49,725,850
KeyCorp	103,027	2,241,868
M&T Bank Corp.	13,658	2,153,730
PNC Financial Services Group, Inc.	44,960	8,405,272
Regions Financial Corp.	102,320	2,230,576
SVB Financial Group (a)	5,699	3,258,859
Truist Financial Corp.	142,848	8,472,315
U.S. Bancorp	144,907	8,600,230
Wells Fargo & Co.	438,068	19,734,963
		163,402,095
Capital Markets - 3.0%
Ameriprise Financial, Inc.	12,331	3,186,330
Bank of New York Mellon Corp.	85,552	4,267,334
BlackRock, Inc. Class A	15,041	12,323,091
Charles Schwab Corp.	158,599	11,165,370
CME Group, Inc.	38,045	7,684,710
Goldman Sachs Group, Inc.	36,467	12,706,926
Intercontinental Exchange, Inc.	59,513	7,005,275
KKR & Co. LP	61,133	3,458,905
MarketAxess Holdings, Inc.	4,031	1,968,982
Moody's Corp.	17,053	5,571,386
Morgan Stanley	159,033	13,128,174
MSCI, Inc.	8,754	4,252,431
NASDAQ, Inc.	12,173	1,966,426
Northern Trust Corp.	21,997	2,503,259
Raymond James Financial, Inc.	12,895	1,686,408
S&P Global, Inc.	25,505	9,956,897
State Street Corp.	37,139	3,117,819
T. Rowe Price Group, Inc.	24,183	4,333,594
The Blackstone Group LP	72,461	6,412,074
		116,695,391
Consumer Finance - 0.7%
Ally Financial, Inc.	39,804	2,047,916
American Express Co.	69,141	10,602,772
Capital One Financial Corp.	48,680	7,257,214
Discover Financial Services	32,389	3,692,346
Synchrony Financial	57,779	2,527,253
		26,127,501
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	201,977	55,533,576
Insurance - 1.8%
AFLAC, Inc.	67,888	3,647,622
Allstate Corp.	32,104	4,070,787
American International Group, Inc.	91,739	4,444,755
Aon PLC	23,956	6,023,497
Arch Capital Group Ltd. (a)	42,826	1,700,620
Arthur J. Gallagher & Co.	20,444	2,963,358
Chubb Ltd.	47,718	8,187,932
Cincinnati Financial Corp.	15,922	1,794,091
Hartford Financial Services Group, Inc.	37,727	2,488,473
Markel Corp. (a)	1,464	1,722,279
Marsh & McLennan Companies, Inc.	53,836	7,305,545
MetLife, Inc.	79,743	5,074,047
Principal Financial Group, Inc.	26,678	1,703,924
Progressive Corp.	62,076	6,253,536
Prudential Financial, Inc.	42,108	4,225,959
The Travelers Companies, Inc.	26,756	4,138,083
Willis Towers Watson PLC	13,680	3,541,205
		69,285,713

TOTAL FINANCIALS		431,044,276

HEALTH CARE - 13.2%
Biotechnology - 2.1%
AbbVie, Inc.	187,111	20,862,877
Alexion Pharmaceuticals, Inc. (a)	23,306	3,931,256
Alnylam Pharmaceuticals, Inc. (a)	12,426	1,747,593
Amgen, Inc.	61,206	14,667,406
Biogen, Inc. (a)	16,144	4,315,776
BioMarin Pharmaceutical, Inc. (a)	19,125	1,490,220
Exact Sciences Corp. (a)(b)	17,849	2,352,855
Gilead Sciences, Inc.	133,194	8,453,823
Incyte Corp. (a)	19,860	1,695,647
Moderna, Inc. (a)	32,199	5,757,825
Novavax, Inc. (a)(b)	7,205	1,707,081
Regeneron Pharmaceuticals, Inc. (a)	11,168	5,375,158
Seagen, Inc. (a)	13,392	1,925,234
Vertex Pharmaceuticals, Inc. (a)	27,561	6,013,810
		80,296,561
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	187,690	22,537,815
Abiomed, Inc. (a)	4,807	1,541,749
Align Technology, Inc. (a)	7,636	4,547,467
Baxter International, Inc.	53,518	4,585,957
Becton, Dickinson & Co.	30,785	7,659,616
Boston Scientific Corp. (a)	150,182	6,547,935
Danaher Corp.	67,160	17,054,610
DexCom, Inc. (a)	10,199	3,937,834
Edwards Lifesciences Corp. (a)	66,193	6,322,755
Hologic, Inc. (a)	27,346	1,792,530
IDEXX Laboratories, Inc. (a)	9,060	4,973,849
Insulet Corp. (a)	6,977	2,059,750
Intuitive Surgical, Inc. (a)	12,476	10,791,740
Masimo Corp. (a)	5,418	1,260,606
Medtronic PLC	142,809	18,696,554
Novocure Ltd. (a)	9,018	1,840,574
ResMed, Inc.	15,429	2,900,189
STERIS PLC	9,068	1,913,529
Stryker Corp.	34,677	9,107,221
Teleflex, Inc.	4,930	2,082,826
The Cooper Companies, Inc.	5,192	2,133,341
West Pharmaceutical Services, Inc.	7,826	2,570,998
Zimmer Biomet Holdings, Inc.	22,034	3,903,543
		140,762,988
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	15,655	1,891,124
Anthem, Inc.	25,952	9,845,929
Cardinal Health, Inc.	31,232	1,884,539
Centene Corp. (a)	61,668	3,807,382
Cigna Corp.	37,284	9,284,089
CVS Health Corp.	138,957	10,616,315
Guardant Health, Inc. (a)	8,980	1,427,640
HCA Holdings, Inc.	28,112	5,652,199
Humana, Inc.	13,659	6,081,533
Laboratory Corp. of America Holdings (a)	10,303	2,739,259
McKesson Corp.	16,790	3,149,132
Quest Diagnostics, Inc.	14,175	1,869,399
UnitedHealth Group, Inc.	100,152	39,940,618
		98,189,158
Health Care Technology - 0.2%
Cerner Corp.	32,338	2,426,967
Teladoc Health, Inc. (a)(b)	13,702	2,361,540
Veeva Systems, Inc. Class A (a)(b)	14,485	4,091,288
		8,879,795
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	7,692	1,521,478
Agilent Technologies, Inc.	32,360	4,324,590
Avantor, Inc. (a)	54,407	1,743,200
Bio-Rad Laboratories, Inc. Class A (a)	2,267	1,428,505
Bio-Techne Corp.	4,126	1,763,824
Charles River Laboratories International, Inc. (a)	5,321	1,768,966
Illumina, Inc. (a)	15,469	6,076,842
IQVIA Holdings, Inc. (a)	20,292	4,762,329
Mettler-Toledo International, Inc. (a)	2,471	3,245,214
PerkinElmer, Inc.	11,780	1,527,041
Thermo Fisher Scientific, Inc.	41,732	19,623,638
Waters Corp. (a)	6,570	1,970,146
		49,755,773
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	237,409	14,819,070
Catalent, Inc. (a)	17,981	2,022,323
Elanco Animal Health, Inc. (a)	49,715	1,576,463
Eli Lilly & Co.	84,293	15,406,232
Horizon Therapeutics PLC (a)	23,772	2,249,307
Johnson & Johnson	278,499	45,320,142
Merck & Co., Inc.	268,107	19,973,972
Pfizer, Inc.	590,961	22,840,643
Viatris, Inc. (a)	128,152	1,704,422
Zoetis, Inc. Class A	50,379	8,717,078
		134,629,652

TOTAL HEALTH CARE		512,513,927

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.5%
General Dynamics Corp.	24,579	4,675,663
HEICO Corp. (b)	4,417	621,914
HEICO Corp. Class A	7,767	980,817
L3Harris Technologies, Inc.	21,793	4,559,749
Lockheed Martin Corp.	26,113	9,937,563
Northrop Grumman Corp.	16,430	5,823,449
Raytheon Technologies Corp.	160,996	13,401,307
Teledyne Technologies, Inc. (a)	3,932	1,760,553
The Boeing Co. (a)	58,158	13,627,001
TransDigm Group, Inc. (a)	5,802	3,560,919
		58,948,935
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	17,886	1,964,956
FedEx Corp.	25,860	7,507,417
United Parcel Service, Inc. Class B	76,240	15,542,286
		25,014,659
Airlines - 0.2%
Delta Air Lines, Inc. (a)	67,425	3,163,581
Southwest Airlines Co. (a)	62,725	3,937,876
United Airlines Holdings, Inc. (a)	33,660	1,831,104
		8,932,561
Building Products - 0.4%
Carrier Global Corp.	86,689	3,777,907
Fortune Brands Home & Security, Inc.	14,591	1,531,763
Johnson Controls International PLC	76,395	4,762,464
Masco Corp.	27,370	1,748,396
Trane Technologies PLC	25,300	4,397,899
		16,218,429
Commercial Services & Supplies - 0.4%
Cintas Corp.	9,314	3,214,634
Copart, Inc. (a)	21,956	2,733,742
Republic Services, Inc.	22,357	2,376,549
Waste Management, Inc.	41,299	5,698,023
		14,022,948
Electrical Equipment - 0.6%
AMETEK, Inc.	24,460	3,300,388
Eaton Corp. PLC	42,196	6,031,074
Emerson Electric Co.	63,599	5,755,074
Generac Holdings, Inc. (a)	6,674	2,162,042
Plug Power, Inc. (a)(b)	52,857	1,506,953
Rockwell Automation, Inc.	12,323	3,256,476
		22,012,007
Industrial Conglomerates - 1.2%
3M Co.	61,356	12,095,722
General Electric Co.	929,239	12,191,616
Honeywell International, Inc.	73,689	16,435,595
Roper Technologies, Inc.	11,124	4,966,199
		45,689,132
Machinery - 1.6%
Caterpillar, Inc.	57,783	13,180,880
Cummins, Inc.	15,698	3,956,524
Deere & Co.	33,215	12,317,783
Dover Corp.	15,248	2,274,849
Fortive Corp.	35,681	2,526,928
IDEX Corp.	8,011	1,796,066
Illinois Tool Works, Inc.	30,524	7,034,561
Ingersoll Rand, Inc. (a)	39,346	1,944,086
Otis Worldwide Corp.	43,224	3,365,853
PACCAR, Inc.	36,788	3,306,505
Parker Hannifin Corp.	13,687	4,295,117
Stanley Black & Decker, Inc.	17,064	3,528,323
Westinghouse Air Brake Co.	18,868	1,548,497
Xylem, Inc.	19,039	2,106,665
		63,182,637
Professional Services - 0.5%
CoStar Group, Inc. (a)	4,181	3,572,372
Equifax, Inc.	12,917	2,960,964
IHS Markit Ltd.	39,547	4,254,466
Jacobs Engineering Group, Inc.	13,742	1,836,069
Leidos Holdings, Inc.	14,031	1,421,060
TransUnion Holding Co., Inc.	20,136	2,106,024
Verisk Analytics, Inc.	17,271	3,250,402
		19,401,357
Road & Rail - 1.2%
CSX Corp.	80,796	8,140,197
Kansas City Southern	9,586	2,801,125
Lyft, Inc. (a)	27,180	1,512,839
Norfolk Southern Corp.	26,693	7,453,753
Old Dominion Freight Lines, Inc.	10,120	2,609,037
Uber Technologies, Inc. (a)	155,579	8,521,062
Union Pacific Corp.	70,962	15,759,951
		46,797,964
Trading Companies & Distributors - 0.2%
Fastenal Co.	60,648	3,170,677
United Rentals, Inc. (a)	7,624	2,439,299
W.W. Grainger, Inc.	4,681	2,029,401
		7,639,377

TOTAL INDUSTRIALS		327,860,006

INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	5,834	1,838,702
Cisco Systems, Inc.	447,301	22,772,094
F5 Networks, Inc. (a)	6,519	1,217,488
Motorola Solutions, Inc.	17,937	3,377,537
		29,205,821
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	63,643	4,285,720
CDW Corp.	14,884	2,654,264
Cognex Corp.	18,529	1,595,717
Corning, Inc.	81,548	3,605,237
Keysight Technologies, Inc. (a)	19,640	2,835,034
TE Connectivity Ltd.	35,105	4,720,569
Trimble, Inc. (a)	26,677	2,187,514
Zebra Technologies Corp. Class A (a)	5,642	2,751,829
		24,635,884
IT Services - 5.7%
Accenture PLC Class A	67,197	19,485,114
Akamai Technologies, Inc. (a)	17,232	1,873,118
Automatic Data Processing, Inc.	45,360	8,481,866
Black Knight, Inc. (a)	16,446	1,191,019
Broadridge Financial Solutions, Inc.	12,322	1,954,639
Cognizant Technology Solutions Corp. Class A	56,298	4,526,359
EPAM Systems, Inc. (a)	5,922	2,710,796
Fidelity National Information Services, Inc.	65,817	10,063,419
Fiserv, Inc. (a)	61,028	7,330,683
FleetCor Technologies, Inc. (a)	8,804	2,533,087
Gartner, Inc. (a)	9,371	1,835,591
Global Payments, Inc.	31,297	6,717,275
GoDaddy, Inc. (a)	18,021	1,564,583
IBM Corp.	94,690	13,434,617
MasterCard, Inc. Class A	92,897	35,492,228
MongoDB, Inc. Class A (a)(b)	5,501	1,636,327
Okta, Inc. (a)(b)	13,052	3,520,124
Paychex, Inc.	33,885	3,303,449
PayPal Holdings, Inc. (a)	124,099	32,549,927
Square, Inc. (a)	41,320	10,115,962
Twilio, Inc. Class A (a)	16,964	6,239,359
VeriSign, Inc. (a)	10,572	2,312,836
Visa, Inc. Class A	179,700	41,970,732
		220,843,110
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	128,432	10,482,620
Analog Devices, Inc.	39,093	5,987,484
Applied Materials, Inc.	97,252	12,906,313
Broadcom, Inc.	43,248	19,729,738
Cree, Inc. (a)(b)	12,234	1,216,304
Enphase Energy, Inc. (a)	13,686	1,905,776
Entegris, Inc.	14,261	1,605,503
Intel Corp.	430,465	24,764,651
KLA Corp.	16,338	5,152,188
Lam Research Corp.	15,147	9,397,956
Marvell Technology, Inc.	84,297	3,811,067
Maxim Integrated Products, Inc.	28,328	2,662,832
Microchip Technology, Inc.	28,561	4,292,433
Micron Technology, Inc. (a)	118,574	10,205,664
Monolithic Power Systems, Inc.	4,553	1,645,363
NVIDIA Corp.	65,691	39,439,563
NXP Semiconductors NV	29,366	5,653,249
ON Semiconductor Corp. (a)	43,558	1,698,762
Qorvo, Inc. (a)	12,020	2,261,803
Qualcomm, Inc.	120,358	16,705,690
Skyworks Solutions, Inc.	17,481	3,169,830
SolarEdge Technologies, Inc. (a)	5,427	1,430,232
Teradyne, Inc.	17,693	2,213,040
Texas Instruments, Inc.	97,478	17,595,754
Xilinx, Inc.	26,060	3,334,638
		209,268,453
Software - 9.5%
Adobe, Inc. (a)	50,794	25,820,622
ANSYS, Inc. (a)	9,162	3,350,177
Autodesk, Inc. (a)	23,325	6,808,801
Avalara, Inc. (a)	9,091	1,288,286
Cadence Design Systems, Inc. (a)	29,609	3,901,578
Ceridian HCM Holding, Inc. (a)(b)	13,841	1,307,698
Citrix Systems, Inc.	13,061	1,617,605
Cloudflare, Inc. (a)	19,754	1,673,954
Coupa Software, Inc. (a)	7,665	2,062,192
Crowdstrike Holdings, Inc. (a)	19,969	4,163,736
Datadog, Inc. Class A (a)	21,771	1,867,299
DocuSign, Inc. (a)	19,787	4,411,314
Fair Isaac Corp. (a)	3,075	1,603,336
Fortinet, Inc. (a)	14,296	2,919,672
HubSpot, Inc. (a)	4,597	2,420,091
Intuit, Inc.	29,032	11,965,829
Microsoft Corp.	799,085	201,513,255
NortonLifeLock, Inc.	61,880	1,337,227
Nuance Communications, Inc. (a)	30,276	1,609,775
Oracle Corp.	196,535	14,895,388
Palo Alto Networks, Inc. (a)	10,318	3,646,278
Paycom Software, Inc. (a)	5,184	1,992,781
PTC, Inc. (a)	11,063	1,448,589
RingCentral, Inc. (a)	8,475	2,703,101
Salesforce.com, Inc. (a)	97,244	22,397,238
ServiceNow, Inc. (a)	20,789	10,526,926
Slack Technologies, Inc. Class A (a)	53,172	2,254,493
Splunk, Inc. (a)	17,172	2,170,884
SS&C Technologies Holdings, Inc.	23,680	1,757,530
Synopsys, Inc. (a)	16,187	3,999,160
The Trade Desk, Inc. (a)	4,518	3,295,023
Tyler Technologies, Inc. (a)	4,284	1,820,100
Workday, Inc. Class A (a)(b)	19,513	4,819,711
Zendesk, Inc. (a)(b)	12,445	1,818,837
Zoom Video Communications, Inc. Class A (a)	21,688	6,930,834
Zscaler, Inc. (a)	7,872	1,477,102
		369,596,422
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	1,671,980	219,798,483
Dell Technologies, Inc. (a)	25,058	2,463,953
Hewlett Packard Enterprise Co.	138,369	2,216,671
HP, Inc.	132,912	4,533,628
NetApp, Inc.	23,525	1,757,082
Seagate Technology LLC	21,330	1,980,277
Western Digital Corp.	32,487	2,294,557
		235,044,651

TOTAL INFORMATION TECHNOLOGY		1,088,594,341

MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	23,451	6,765,144
Albemarle Corp. U.S.	12,313	2,070,677
Celanese Corp. Class A	12,018	1,882,620
Corteva, Inc.	78,935	3,848,871
Dow, Inc.	79,059	4,941,188
DuPont de Nemours, Inc.	57,083	4,401,670
Eastman Chemical Co.	14,382	1,659,539
Ecolab, Inc.	26,365	5,908,924
FMC Corp.	13,616	1,609,956
International Flavors & Fragrances, Inc.	26,369	3,748,881
Linde PLC	55,398	15,834,964
LyondellBasell Industries NV Class A	27,166	2,818,201
PPG Industries, Inc.	25,133	4,303,775
Sherwin-Williams Co.	25,649	7,024,492
		66,818,902
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	6,617	2,336,595
Vulcan Materials Co.	13,994	2,494,291
		4,830,886
Containers & Packaging - 0.3%
Amcor PLC	164,442	1,932,194
Avery Dennison Corp.	8,775	1,879,342
Ball Corp.	34,786	3,257,361
International Paper Co.	41,745	2,421,210
Packaging Corp. of America	10,092	1,490,084
		10,980,191
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	154,626	5,830,946
Newmont Corp.	84,859	5,296,050
Nucor Corp.	31,458	2,587,735
		13,714,731

TOTAL MATERIALS		96,344,710

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	13,511	2,446,842
American Tower Corp.	47,095	11,998,393
AvalonBay Communities, Inc.	14,743	2,830,656
Boston Properties, Inc.	14,914	1,630,846
Crown Castle International Corp.	45,720	8,643,823
Digital Realty Trust, Inc.	29,810	4,599,981
Duke Realty Corp.	39,536	1,839,215
Equinix, Inc.	9,466	6,822,714
Equity Residential (SBI)	36,213	2,688,091
Essex Property Trust, Inc.	6,915	2,008,946
Extra Space Storage, Inc.	13,950	2,074,226
Healthpeak Properties, Inc.	57,373	1,970,189
Invitation Homes, Inc.	60,317	2,114,714
Medical Properties Trust, Inc.	60,998	1,345,006
Mid-America Apartment Communities, Inc.	12,102	1,904,008
Prologis (REIT), Inc.	78,377	9,133,272
Public Storage	16,129	4,534,830
Realty Income Corp.	39,698	2,745,117
SBA Communications Corp. Class A	11,542	3,459,368
Simon Property Group, Inc.	34,836	4,240,935
Sun Communities, Inc.	11,792	1,967,259
Ventas, Inc.	39,816	2,208,195
VICI Properties, Inc. (b)	56,791	1,800,275
Welltower, Inc.	44,287	3,322,854
Weyerhaeuser Co.	78,972	3,061,744
		91,391,499
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	35,416	3,017,443

TOTAL REAL ESTATE		94,408,942

UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	26,595	1,493,841
American Electric Power Co., Inc.	52,656	4,671,114
Duke Energy Corp.	81,442	8,200,395
Edison International	40,055	2,381,270
Entergy Corp.	21,287	2,326,456
Evergy, Inc.	24,006	1,535,664
Eversource Energy	36,206	3,121,681
Exelon Corp.	103,503	4,651,425
FirstEnergy Corp.	57,627	2,185,216
NextEra Energy, Inc.	207,666	16,096,192
PG&E Corp. (a)	157,233	1,779,878
PPL Corp.	81,613	2,377,387
Southern Co.	111,939	7,407,004
Xcel Energy, Inc.	57,026	4,065,954
		62,293,477
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	70,565	1,963,118
Multi-Utilities - 0.7%
Ameren Corp.	26,928	2,284,572
CMS Energy Corp.	30,759	1,980,572
Consolidated Edison, Inc.	36,153	2,798,604
Dominion Energy, Inc.	85,379	6,821,782
DTE Energy Co.	20,459	2,864,669
Public Service Enterprise Group, Inc.	53,589	3,384,681
Sempra Energy	32,084	4,413,796
WEC Energy Group, Inc.	33,296	3,235,372
		27,784,048
Water Utilities - 0.1%
American Water Works Co., Inc.	19,245	3,002,028

TOTAL UTILITIES		95,042,671

TOTAL COMMON STOCKS
(Cost $2,944,888,354)		3,879,340,243

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.04% (c)	21,039,680	21,043,888
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	24,304,791	24,307,222
TOTAL MONEY MARKET FUNDS
(Cost $45,351,088)		45,351,110
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,990,239,442)		3,924,691,353
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(29,973,063)
NET ASSETS - 100%		$3,894,718,290

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	65	June 2021	$13,566,800	$353,148	$353,148

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,012
Fidelity Securities Lending Cash Central Fund	10,953
Total	$18,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$442,183,523	$442,183,523	$--	$--
Consumer Discretionary	473,483,758	473,483,758	--	--
Consumer Staples	222,286,502	222,286,502	--	--
Energy	95,577,587	95,577,587	--	--
Financials	431,044,276	431,044,276	--	--
Health Care	512,513,927	512,513,927	--	--
Industrials	327,860,006	327,860,006	--	--
Information Technology	1,088,594,341	1,088,594,341	--	--
Materials	96,344,710	96,344,710	--	--
Real Estate	94,408,942	94,408,942	--	--
Utilities	95,042,671	95,042,671	--	--
Money Market Funds	45,351,110	45,351,110	--	--
Total Investments in Securities:	$3,924,691,353	$3,924,691,353	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$353,148	$353,148	$--	$--
Total Assets	$353,148	$353,148	$--	$--
Total Derivative Instruments:	$353,148	$353,148	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$353,148	$0
Total Equity Risk	353,148	0
Total Value of Derivatives	$353,148	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,521,636) — See accompanying schedule: Unaffiliated issuers (cost $2,944,888,354)	$3,879,340,243
Fidelity Central Funds (cost $45,351,088)	45,351,110
Total Investment in Securities (cost $2,990,239,442)		$3,924,691,353
Segregated cash with brokers for derivative instruments		319,000
Receivable for fund shares sold		11,202,868
Dividends receivable		2,588,862
Distributions receivable from Fidelity Central Funds		2,158
Total assets		3,938,804,241
Liabilities
Payable for investments purchased	$18,095,954
Payable for fund shares redeemed	1,635,882
Payable for daily variation margin on futures contracts	46,661
Collateral on securities loaned	24,307,454
Total liabilities		44,085,951
Net Assets		$3,894,718,290
Net Assets consist of:
Paid in capital		$2,926,704,540
Total accumulated earnings (loss)		968,013,750
Net Assets		$3,894,718,290
Net Asset Value, offering price and redemption price per share ($3,894,718,290 ÷ 261,398,415 shares)		$14.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$22,845,808
Interest		391
Income from Fidelity Central Funds (including $10,953 from security lending)		18,965
Total income		22,865,164
Expenses
Independent trustees' fees and expenses	$6,203
Total expenses before reductions	6,203
Expense reductions	(15)
Total expenses after reductions		6,188
Net investment income (loss)		22,858,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,779,141
Fidelity Central Funds	(417)
Futures contracts	1,665,313
Total net realized gain (loss)		27,444,037
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	690,819,922
Futures contracts	347,451
Total change in net unrealized appreciation (depreciation)		691,167,373
Net gain (loss)		718,611,410
Net increase (decrease) in net assets resulting from operations		$741,470,386

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,858,976	$33,778,288
Net realized gain (loss)	27,444,037	(6,985,309)
Change in net unrealized appreciation (depreciation)	691,167,373	164,197,399
Net increase (decrease) in net assets resulting from operations	741,470,386	190,990,378
Distributions to shareholders	(33,862,107)	(16,389,623)
Share transactions
Proceeds from sales of shares	1,255,797,781	1,786,549,644
Reinvestment of distributions	32,582,726	15,768,297
Cost of shares redeemed	(477,186,316)	(763,781,840)
Net increase (decrease) in net assets resulting from share transactions	811,194,191	1,038,536,101
Total increase (decrease) in net assets	1,518,802,470	1,213,136,856
Net Assets
Beginning of period	2,375,915,820	1,162,778,964
End of period	$3,894,718,290	$2,375,915,820
Other Information
Shares
Sold	91,187,451	164,020,717
Issued in reinvestment of distributions	2,468,388	1,432,179
Redeemed	(34,758,306)	(72,170,162)
Net increase (decrease)	58,897,533	93,282,734

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Large Cap Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$10.65	$9.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.20	.19	.02
Net realized and unrealized gain (loss)	3.23	1.01	1.16	(.67)
Total from investment operations	3.33	1.21	1.35	(.65)
Distributions from net investment income	(.16)	(.13)	(.04)	–
Distributions from net realized gain	–	–	(.01)	–
Total distributions	(.16)	(.13)	(.05)	–
Net asset value, end of period	$14.90	$11.73	$10.65	$9.35
Total ReturnC,D	28.57%	11.45%	14.50%	(6.50)%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	-%	-%	- %G
Expenses net of fee waivers, if any	- %G	-%	-%	- %G
Expenses net of all reductions	- %G	-%	-%	- %G
Net investment income (loss)	1.44%G	1.80%	1.91%	1.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,894,718	$2,375,916	$1,162,779	$105,175
Portfolio turnover rateH	9%G,I	5%	3%	1%J

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2021

% of fund's net assets
Apple, Inc.	4.8
Microsoft Corp.	4.4
Amazon.com, Inc.	3.5
Facebook, Inc. Class A	1.8
Alphabet, Inc. Class A	1.7
16.2

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	25.7
Health Care	13.2
Consumer Discretionary	12.5
Financials	11.8
Communication Services	10.2

Asset Allocation (% of fund's net assets)

As of April 30, 2021 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.6%

Fidelity ZERO℠ Total Market Index Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 1.2%
Alaska Communication Systems Group, Inc.	7,010	$23,203
Anterix, Inc. (a)(b)	2,626	124,262
AT&T, Inc.	1,608,045	50,508,693
ATN International, Inc.	2,398	109,301
Bandwidth, Inc. (a)	5,124	677,393
Cincinnati Bell, Inc. (a)	10,504	162,077
Cogent Communications Group, Inc.	9,563	722,102
Consolidated Communications Holdings, Inc. (a)	18,237	131,306
Globalstar, Inc. (a)(b)	139,743	177,474
IDT Corp. Class B (a)	3,362	80,722
Iridium Communications, Inc. (a)	26,215	995,908
Liberty Global PLC:
Class A (a)	32,181	865,669
Class C (a)	79,997	2,164,719
Liberty Latin America Ltd.:
Class A (a)	16,181	224,673
Class C (a)	29,070	405,527
Lumen Technologies, Inc.	222,284	2,851,904
Ooma, Inc. (a)	4,833	79,889
ORBCOMM, Inc. (a)	16,890	193,559
Verizon Communications, Inc.	932,767	53,904,605
Vonage Holdings Corp. (a)	52,580	712,459
		115,115,445
Entertainment - 1.8%
Activision Blizzard, Inc.	174,862	15,945,666
AMC Entertainment Holdings, Inc. Class A (a)(b)	85,171	854,265
Cinemark Holdings, Inc. (a)(b)	23,793	504,412
Electronic Arts, Inc.	64,841	9,212,609
Lions Gate Entertainment Corp.:
Class A (a)(b)	27,393	396,377
Class B (a)	11,280	142,128
Live Nation Entertainment, Inc. (a)	32,120	2,629,986
LiveXLive Media, Inc. (a)(b)	12,864	55,187
Madison Square Garden Entertainment Corp. (a)	3,965	359,269
Madison Square Garden Sports Corp. (a)	4,112	760,062
Marcus Corp. (a)(b)	5,384	107,465
Netflix, Inc. (a)	99,895	51,293,086
Playtika Holding Corp.	15,591	433,118
Roku, Inc. Class A (a)	25,100	8,608,547
Sciplay Corp. (A Shares) (a)(b)	5,461	96,387
Take-Two Interactive Software, Inc. (a)	26,093	4,576,190
The Walt Disney Co. (a)	409,388	76,154,356
Warner Music Group Corp. Class A	19,805	751,798
World Wrestling Entertainment, Inc. Class A (b)	10,416	574,026
Zynga, Inc. (a)	227,137	2,457,622
		175,912,556
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	68,054	160,165,089
Class C (a)	64,765	156,091,422
ANGI Homeservices, Inc. Class A (a)	17,620	282,096
CarGurus, Inc. Class A (a)	20,249	499,745
Cars.com, Inc. (a)	16,042	211,915
Eventbrite, Inc. (a)(b)	15,216	358,641
EverQuote, Inc. Class A (a)(b)	2,158	73,091
Facebook, Inc. Class A (a)	542,512	176,359,801
IAC (a)	18,778	4,759,660
Liberty TripAdvisor Holdings, Inc. (a)	14,951	75,652
Match Group, Inc. (a)	60,812	9,464,172
Pinterest, Inc. Class A (a)	120,430	7,992,939
QuinStreet, Inc. (a)	11,294	228,929
Snap, Inc. Class A (a)	209,228	12,934,475
TripAdvisor, Inc. (a)	21,842	1,029,413
TrueCar, Inc. (a)	21,207	97,552
Twitter, Inc. (a)	180,260	9,953,957
Yelp, Inc. (a)	15,585	612,491
Zillow Group, Inc.:
Class A (a)	10,657	1,421,111
Class C (a)(b)	32,494	4,228,119
Zoominfo Technologies, Inc.	20,915	1,084,652
		547,924,922
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	54,936	1,994,726
AMC Networks, Inc. Class A (a)(b)	6,771	340,446
Boston Omaha Corp. (a)	3,032	84,957
Cable One, Inc.	1,226	2,194,540
Cardlytics, Inc. (a)	6,977	959,547
Cbdmd, Inc. (a)	6,733	25,922
Charter Communications, Inc. Class A (a)	31,896	21,480,361
Clear Channel Outdoor Holdings, Inc. (a)	106,924	268,379
Comcast Corp. Class A	1,030,548	57,865,270
Discovery Communications, Inc.:
Class A (a)	36,370	1,369,694
Class C (non-vtg.) (a)	65,661	2,121,507
DISH Network Corp. Class A (a)	55,518	2,486,651
E.W. Scripps Co. Class A	12,209	263,959
Entercom Communications Corp. Class A (a)	25,515	123,493
Fluent, Inc. (a)	8,395	31,229
Fox Corp.:
Class A	77,659	2,906,000
Class B	32,811	1,193,664
Gannett Co., Inc. (a)(b)	31,432	142,701
Gray Television, Inc.	19,880	403,962
iHeartMedia, Inc. (a)	25,071	479,859
Interpublic Group of Companies, Inc.	88,239	2,801,588
John Wiley & Sons, Inc. Class A	9,853	561,030
Liberty Broadband Corp.:
Class A (a)	5,771	909,914
Class C (a)	47,311	7,698,446
Liberty Media Corp.:
Liberty Braves Class A (a)	1,595	44,644
Liberty Braves Class C (a)	9,100	251,979
Liberty Formula One Group Series C (a)	47,539	2,231,481
Liberty Media Class A (a)	3,887	161,000
Liberty SiriusXM Series A (a)	16,271	735,286
Liberty SiriusXM Series C (a)	40,131	1,815,125
Loral Space & Communications Ltd.	3,044	122,156
Meredith Corp. (a)	9,200	286,120
MSG Network, Inc. Class A (a)	9,377	148,813
National CineMedia, Inc.	11,458	48,926
News Corp.:
Class A	89,334	2,340,104
Class B	26,155	635,828
Nexstar Broadcasting Group, Inc. Class A	9,693	1,428,845
Omnicom Group, Inc.	48,255	3,969,456
Scholastic Corp.	6,366	193,081
Sinclair Broadcast Group, Inc. Class A	10,674	346,585
Sirius XM Holdings, Inc.	263,746	1,608,851
TechTarget, Inc. (a)	5,407	414,717
Tegna, Inc.	49,565	994,274
The New York Times Co. Class A	32,843	1,491,401
ViacomCBS, Inc.:
Class A (b)	3,439	155,443
Class B	131,576	5,397,248
WideOpenWest, Inc. (a)	12,265	172,569
		133,701,777
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	9,137	127,553
Gogo, Inc. (a)(b)	12,102	126,103
NII Holdings, Inc. (a)(c)	11,652	25,285
Shenandoah Telecommunications Co.	11,089	524,066
T-Mobile U.S., Inc.	131,797	17,414,338
Telephone & Data Systems, Inc.	22,475	516,476
U.S. Cellular Corp. (a)	3,662	124,984
		18,858,805

TOTAL COMMUNICATION SERVICES		991,513,505

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.3%
Adient PLC (a)	21,249	984,679
American Axle & Manufacturing Holdings, Inc. (a)	25,152	233,411
Aptiv PLC (a)	61,089	8,790,096
Autoliv, Inc.	17,622	1,773,831
BorgWarner, Inc.	54,439	2,644,647
Cooper Tire & Rubber Co.	11,128	634,185
Cooper-Standard Holding, Inc. (a)	4,192	121,736
Dana, Inc.	32,164	813,749
Dorman Products, Inc. (a)	6,505	645,166
Fox Factory Holding Corp. (a)	9,512	1,457,524
Gentex Corp.	55,402	1,949,042
Gentherm, Inc. (a)	7,342	522,750
LCI Industries	5,674	831,241
Lear Corp.	12,244	2,250,937
Modine Manufacturing Co. (a)	10,816	176,084
Motorcar Parts of America, Inc. (a)	3,862	83,419
Patrick Industries, Inc.	5,194	465,382
Standard Motor Products, Inc.	4,145	177,530
Stoneridge, Inc. (a)	5,723	190,290
Tenneco, Inc. (a)	10,774	108,494
The Goodyear Tire & Rubber Co. (a)	53,342	918,016
Veoneer, Inc. (a)(b)	20,844	477,328
Visteon Corp. (a)	6,314	769,108
XPEL, Inc. (a)	3,570	228,837
		27,247,482
Automobiles - 1.6%
Ford Motor Co. (a)	882,646	10,185,735
General Motors Co. (a)	286,205	16,376,650
Harley-Davidson, Inc.	34,720	1,679,406
Tesla, Inc. (a)	173,187	122,865,785
Thor Industries, Inc.	12,506	1,770,725
Winnebago Industries, Inc.	7,503	599,865
Workhorse Group, Inc. (a)(b)	23,944	296,666
		153,774,832
Distributors - 0.1%
Core-Mark Holding Co., Inc.	9,936	422,876
Funko, Inc. (a)	4,517	97,296
Genuine Parts Co.	32,626	4,077,271
LKQ Corp. (a)	63,047	2,944,925
Pool Corp.	9,074	3,833,946
		11,376,314
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	11,785	404,343
American Public Education, Inc. (a)	4,767	145,203
Aspen Group, Inc. (a)(b)	5,146	24,546
Bright Horizons Family Solutions, Inc. (a)	13,599	1,969,543
Carriage Services, Inc.	3,316	123,289
Chegg, Inc. (a)(b)	31,677	2,861,383
Frontdoor, Inc. (a)	19,033	1,018,836
Graham Holdings Co.	939	596,838
Grand Canyon Education, Inc. (a)	10,835	1,173,322
H&R Block, Inc.	40,895	910,323
Houghton Mifflin Harcourt Co. (a)	28,268	256,673
Laureate Education, Inc. Class A (a)	22,448	308,660
OneSpaWorld Holdings Ltd. (b)	11,702	124,685
Perdoceo Education Corp. (a)	14,408	167,997
Regis Corp. Minn (a)(b)	4,615	59,718
Service Corp. International	38,168	2,039,698
Strategic Education, Inc.	5,423	407,050
Stride, Inc. (a)(b)	8,992	257,441
Terminix Global Holdings, Inc. (a)	30,200	1,536,878
Vivint Smart Home, Inc. Class A (a)	11,942	143,065
WW International, Inc. (a)(b)	10,871	301,562
Xpresspa Group, Inc. (a)(b)	13,175	18,050
Zovio, Inc. (a)	4,472	16,591
		14,865,694
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	11,979	155,248
Airbnb, Inc. Class A (b)	16,690	2,882,530
ARAMARK Holdings Corp.	57,716	2,243,421
Bally's Corp. (a)	6,428	372,567
BJ's Restaurants, Inc. (a)(b)	5,245	319,893
Bloomin' Brands, Inc. (a)	18,081	571,360
Boyd Gaming Corp. (a)	18,313	1,211,405
Brinker International, Inc. (a)	10,200	684,726
Caesars Entertainment, Inc. (a)	47,088	4,607,090
Carnival Corp. (a)	180,574	5,048,849
Carrols Restaurant Group, Inc. (a)	7,427	43,745
Century Casinos, Inc. (a)	6,118	80,452
Chipotle Mexican Grill, Inc. (a)	6,358	9,486,327
Choice Hotels International, Inc.	6,472	736,514
Churchill Downs, Inc.	8,032	1,698,768
Chuy's Holdings, Inc. (a)(b)	4,228	206,580
Cracker Barrel Old Country Store, Inc.	5,289	885,749
Darden Restaurants, Inc.	29,524	4,331,761
Dave & Buster's Entertainment, Inc. (a)	10,658	486,644
Del Taco Restaurants, Inc.	7,875	89,775
Denny's Corp. (a)	14,680	278,039
Dine Brands Global, Inc.	3,764	363,791
Domino's Pizza, Inc.	8,757	3,698,431
DraftKings, Inc. Class A (a)(b)	72,677	4,117,879
Drive Shack, Inc. (a)	19,437	66,280
El Pollo Loco Holdings, Inc. (a)	4,411	74,722
Everi Holdings, Inc. (a)	18,736	331,252
Expedia, Inc. (a)	31,250	5,507,188
Extended Stay America, Inc. unit	35,939	714,827
Fiesta Restaurant Group, Inc. (a)	3,604	53,123
Golden Entertainment, Inc. (a)	4,226	145,670
Hilton Grand Vacations, Inc. (a)	18,805	837,951
Hilton Worldwide Holdings, Inc.	62,481	8,041,305
Hyatt Hotels Corp. Class A (a)	8,380	689,925
Jack in the Box, Inc.	5,060	610,489
Las Vegas Sands Corp. (a)	73,914	4,527,972
Lindblad Expeditions Holdings (a)	6,403	104,945
Marriott International, Inc. Class A	59,902	8,896,645
Marriott Vacations Worldwide Corp. (a)	9,303	1,652,492
McDonald's Corp.	167,977	39,656,010
MGM Resorts International	92,386	3,761,958
Monarch Casino & Resort, Inc. (a)	2,700	203,607
Noodles & Co. (a)	9,091	109,865
Norwegian Cruise Line Holdings Ltd. (a)(b)	81,874	2,542,188
Papa John's International, Inc.	7,348	710,699
Penn National Gaming, Inc. (a)	33,408	2,977,321
Planet Fitness, Inc. (a)	18,740	1,573,973
Playa Hotels & Resorts NV (a)	23,405	172,261
PlayAGS, Inc. (a)	7,322	65,532
RCI Hospitality Holdings, Inc.	1,836	133,679
Red Robin Gourmet Burgers, Inc. (a)	3,339	121,406
Red Rock Resorts, Inc. (a)	15,289	560,036
Royal Caribbean Cruises Ltd.	49,608	4,313,416
Ruth's Hospitality Group, Inc. (a)	7,904	206,373
Scientific Games Corp. Class A (a)	12,783	748,061
SeaWorld Entertainment, Inc. (a)	11,339	620,924
Shake Shack, Inc. Class A (a)	8,210	892,838
Six Flags Entertainment Corp. (a)	16,814	789,922
Starbucks Corp.	265,463	30,392,859
Texas Roadhouse, Inc. Class A	14,978	1,602,946
The Booking Holdings, Inc. (a)	9,242	22,791,511
The Cheesecake Factory, Inc. (a)	9,729	608,938
Travel+Leisure Co.	19,835	1,279,953
Vail Resorts, Inc.	9,038	2,938,796
Wendy's Co.	39,992	902,619
Wingstop, Inc.	6,722	1,064,832
Wyndham Hotels & Resorts, Inc.	21,556	1,575,959
Wynn Resorts Ltd. (a)	23,910	3,070,044
Yum! Brands, Inc.	67,497	8,067,241
		211,312,097
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	2,058	70,589
Beazer Homes U.S.A., Inc. (a)	6,216	138,679
Casper Sleep, Inc. (a)	4,442	37,979
Cavco Industries, Inc. (a)	2,051	429,541
Century Communities, Inc. (a)	6,572	485,934
D.R. Horton, Inc.	74,916	7,363,494
Ethan Allen Interiors, Inc.	4,655	133,645
Flexsteel Industries, Inc.	1,611	70,127
Garmin Ltd.	33,843	4,644,613
GoPro, Inc. Class A (a)	27,116	304,513
Green Brick Partners, Inc. (a)	10,740	277,199
Helen of Troy Ltd. (a)(b)	5,427	1,146,237
Hooker Furniture Corp.	2,525	94,713
Hovnanian Enterprises, Inc. Class A (a)	1,038	137,628
Installed Building Products, Inc.	5,068	682,406
iRobot Corp. (a)(b)	6,327	688,378
KB Home	19,712	950,710
La-Z-Boy, Inc.	10,393	462,073
Leggett & Platt, Inc.	30,103	1,495,216
Lennar Corp.:
Class A	56,298	5,832,473
Class B	11,011	887,156
LGI Homes, Inc. (a)	4,879	808,841
Lovesac (a)(b)	2,539	186,033
M.D.C. Holdings, Inc.	12,495	732,957
M/I Homes, Inc. (a)	6,553	456,875
Meritage Homes Corp. (a)	8,361	889,527
Mohawk Industries, Inc. (a)	13,297	2,732,534
Newell Brands, Inc.	85,228	2,297,747
NVR, Inc. (a)	778	3,904,082
PulteGroup, Inc.	59,808	3,535,849
Purple Innovation, Inc. (a)	11,922	406,302
Skyline Champion Corp. (a)	11,753	522,186
Sonos, Inc. (a)	21,091	844,273
Taylor Morrison Home Corp. (a)	28,925	902,749
Tempur Sealy International, Inc.	43,233	1,648,907
Toll Brothers, Inc.	25,363	1,590,260
TopBuild Corp. (a)	7,482	1,663,847
TRI Pointe Homes, Inc. (a)	26,348	627,609
Tupperware Brands Corp. (a)(b)	11,006	268,216
Turtle Beach Corp. (a)	3,056	84,926
Universal Electronics, Inc. (a)	2,964	168,503
VOXX International Corp. (a)	2,883	49,155
Vuzix Corp. (a)	10,622	245,050
Whirlpool Corp.	14,118	3,338,201
ZAGG, Inc. rights (a)(c)	5,004	450
		54,238,382
Internet & Direct Marketing Retail - 3.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	6,523	208,573
Amazon.com, Inc. (a)	96,522	334,682,313
Blue Apron Holdings, Inc. Class A (a)(b)	2,361	14,001
CarParts.com, Inc. (a)	8,118	140,279
Chewy, Inc. (a)(b)	17,405	1,387,527
Duluth Holdings, Inc. (a)	2,607	40,330
eBay, Inc.	145,497	8,117,278
Etsy, Inc. (a)	28,504	5,666,310
Groupon, Inc. (a)(b)	4,857	245,910
GrubHub, Inc. (a)	21,287	1,448,367
Lands' End, Inc. (a)(b)	3,783	87,160
Leaf Group Ltd. (a)	6,353	56,288
Liquidity Services, Inc. (a)	6,487	116,312
Magnite, Inc. (a)(b)	25,806	1,033,530
Overstock.com, Inc. (a)(b)	9,723	792,425
PetMed Express, Inc.	4,435	130,500
Quotient Technology, Inc. (a)	16,855	275,411
Qurate Retail, Inc. Series A	86,018	1,023,614
Revolve Group, Inc. (a)	7,540	365,615
Shutterstock, Inc.	4,937	430,408
Stamps.com, Inc. (a)	4,235	869,742
Stitch Fix, Inc. (a)	13,233	573,254
The RealReal, Inc. (a)(b)	13,500	334,395
Waitr Holdings, Inc. (a)	17,942	44,137
Wayfair LLC Class A (a)(b)	16,540	4,888,728
		362,972,407
Leisure Products - 0.2%
Acushnet Holdings Corp.	8,107	343,007
American Outdoor Brands, Inc. (a)	4,211	108,854
Brunswick Corp.	17,873	1,914,734
Callaway Golf Co.	21,329	617,475
Clarus Corp.	4,895	91,096
Hasbro, Inc.	28,843	2,868,436
Johnson Outdoors, Inc. Class A	1,644	233,136
Malibu Boats, Inc. Class A (a)	4,490	374,286
MasterCraft Boat Holdings, Inc. (a)	3,839	108,874
Mattel, Inc. (a)	78,797	1,690,984
Nautilus, Inc. (a)(b)	6,855	114,890
Peloton Interactive, Inc. Class A (a)	59,658	5,867,364
Polaris, Inc.	13,113	1,836,213
Smith & Wesson Brands, Inc.	11,900	207,060
Sturm, Ruger & Co., Inc.	4,093	265,799
Vista Outdoor, Inc. (a)	13,319	434,333
YETI Holdings, Inc. (a)	16,803	1,435,312
		18,511,853
Multiline Retail - 0.5%
Big Lots, Inc.	7,568	521,738
Dillard's, Inc. Class A (b)	1,682	166,367
Dollar General Corp.	55,322	11,880,400
Dollar Tree, Inc. (a)	53,127	6,104,292
Franchise Group, Inc.	5,693	219,351
Kohl's Corp.	35,516	2,083,369
Macy's, Inc.	70,065	1,161,678
Nordstrom, Inc. (a)	24,284	890,737
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	12,869	1,187,423
Target Corp.	112,923	23,404,421
		47,619,776
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (a)	13,900	521,111
Advance Auto Parts, Inc.	14,762	2,954,762
America's Car Mart, Inc. (a)	1,314	198,191
American Eagle Outfitters, Inc. (b)	33,355	1,153,082
Asbury Automotive Group, Inc. (a)	4,294	852,831
At Home Group, Inc. (a)	12,158	383,950
AutoNation, Inc. (a)	12,425	1,273,314
AutoZone, Inc. (a)	5,019	7,348,418
Barnes & Noble Education, Inc. (a)	8,156	64,514
Bed Bath & Beyond, Inc. (b)	27,017	684,070
Best Buy Co., Inc.	52,176	6,066,504
Big 5 Sporting Goods Corp.	4,621	84,657
Blink Charging Co. (a)(b)	6,729	247,627
Boot Barn Holdings, Inc. (a)	6,568	463,307
Burlington Stores, Inc. (a)	14,986	4,890,381
Caleres, Inc.	8,326	194,079
Camping World Holdings, Inc. (b)	8,712	379,320
CarMax, Inc. (a)	36,763	4,898,302
Carvana Co. Class A (a)(b)	14,111	4,025,304
Chico's FAS, Inc.	27,973	83,919
Citi Trends, Inc. (a)	2,267	237,128
Conn's, Inc. (a)	4,225	85,514
Designer Brands, Inc. Class A (b)	13,712	242,702
Dick's Sporting Goods, Inc.	14,658	1,210,458
Five Below, Inc. (a)	12,723	2,560,758
Floor & Decor Holdings, Inc. Class A (a)	23,510	2,607,729
Foot Locker, Inc.	23,530	1,387,799
GameStop Corp. Class A (a)(b)	12,309	2,136,719
Gap, Inc.	46,222	1,529,948
Genesco, Inc. (a)	2,926	146,300
Group 1 Automotive, Inc.	3,855	632,837
GrowGeneration Corp. (a)(b)	10,500	457,800
Guess?, Inc.	8,278	223,837
Haverty Furniture Companies, Inc.	3,457	160,647
Hibbett Sports, Inc. (a)	3,631	288,483
L Brands, Inc. (a)	52,792	3,478,993
Lithia Motors, Inc. Class A (sub. vtg.)	6,029	2,317,427
Lowe's Companies, Inc.	164,885	32,358,681
Lumber Liquidators Holdings, Inc. (a)	6,451	154,630
MarineMax, Inc. (a)	4,765	270,652
Monro, Inc.	7,779	549,120
Murphy U.S.A., Inc.	5,854	816,048
National Vision Holdings, Inc. (a)(b)	18,328	923,914
O'Reilly Automotive, Inc. (a)	15,853	8,764,807
OneWater Marine, Inc. Class A (a)	2,255	115,524
Party City Holdco, Inc. (a)	23,478	164,346
Penske Automotive Group, Inc.	7,286	638,909
Rent-A-Center, Inc.	11,032	634,892
RH (a)	3,665	2,521,593
Ross Stores, Inc.	80,477	10,537,658
Sally Beauty Holdings, Inc. (a)	25,110	503,958
Shoe Carnival, Inc.	2,060	123,497
Signet Jewelers Ltd. (a)	11,599	693,040
Sleep Number Corp. (a)	5,814	650,528
Sonic Automotive, Inc. Class A (sub. vtg.)	4,940	243,740
Sportsman's Warehouse Holdings, Inc. (a)	9,607	168,699
The Aaron's Co., Inc.	8,165	252,217
The Buckle, Inc.	6,361	266,780
The Cato Corp. Class A (sub. vtg.) (a)	3,559	47,691
The Children's Place Retail Stores, Inc. (a)	3,117	244,217
The Home Depot, Inc.	242,757	78,573,158
The ODP Corp. (a)	11,939	482,694
Tilly's, Inc. (a)	3,899	47,022
TJX Companies, Inc.	270,994	19,240,574
Tractor Supply Co.	26,350	4,969,610
TravelCenters of America LLC (a)	3,227	88,710
Ulta Beauty, Inc. (a)	12,651	4,166,607
Urban Outfitters, Inc. (a)	15,343	550,814
Vroom, Inc. (b)	7,897	365,394
Williams-Sonoma, Inc.	17,339	2,960,634
Winmark Corp.	617	118,816
Zumiez, Inc. (a)	5,119	219,963
		229,901,859
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	34,342	1,891,557
Carter's, Inc.	9,822	1,068,535
Columbia Sportswear Co.	6,962	758,928
Crocs, Inc. (a)	14,646	1,466,358
Deckers Outdoor Corp. (a)	6,425	2,172,935
Fossil Group, Inc. (a)	9,954	128,407
G-III Apparel Group Ltd. (a)(b)	9,346	303,652
Hanesbrands, Inc.	78,731	1,658,075
Kontoor Brands, Inc.	10,592	665,495
Lakeland Industries, Inc. (a)(b)	1,466	41,356
Levi Strauss & Co. Class A	17,050	492,063
lululemon athletica, Inc. (a)	26,804	8,986,577
Movado Group, Inc.	3,687	115,661
NIKE, Inc. Class B	286,821	38,038,201
Oxford Industries, Inc.	3,948	360,176
PVH Corp.	15,908	1,800,467
Ralph Lauren Corp.	10,927	1,456,460
Samsonite International SA (a)(d)	324,900	603,142
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	30,761	1,491,601
Steven Madden Ltd.	17,456	709,936
Superior Group of Companies, Inc.	1,552	39,141
Tapestry, Inc.	62,624	2,996,558
Under Armour, Inc.:
Class A (sub. vtg.) (a)	50,987	1,239,494
Class C (non-vtg.) (a)	34,508	687,054
Unifi, Inc. (a)	2,929	79,171
Vera Bradley, Inc. (a)	5,254	58,319
VF Corp.	72,630	6,366,746
Wolverine World Wide, Inc.	18,651	778,120
		76,454,185

TOTAL CONSUMER DISCRETIONARY		1,208,274,881

CONSUMER STAPLES - 5.4%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	2,072	2,520,567
Brown-Forman Corp. Class B (non-vtg.)	41,019	3,128,929
Celsius Holdings, Inc. (a)(b)	6,121	350,733
Coca-Cola Bottling Co. Consolidated	1,028	301,461
Constellation Brands, Inc. Class A (sub. vtg.)	38,446	9,239,343
Keurig Dr. Pepper, Inc.	130,306	4,671,470
MGP Ingredients, Inc.	2,758	165,756
Molson Coors Beverage Co. Class B (a)	43,013	2,363,564
Monster Beverage Corp. (a)	83,512	8,104,840
National Beverage Corp. (b)	5,210	253,154
Newage, Inc. (a)(b)	30,286	66,326
PepsiCo, Inc.	310,997	44,833,328
The Coca-Cola Co.	873,890	47,172,582
		123,172,053
Food & Staples Retailing - 1.2%
Andersons, Inc.	6,901	198,197
BJ's Wholesale Club Holdings, Inc. (a)(b)	31,049	1,386,959
Casey's General Stores, Inc.	8,272	1,837,956
Chefs' Warehouse Holdings (a)	6,879	221,710
Costco Wholesale Corp.	99,782	37,127,884
Grocery Outlet Holding Corp. (a)(b)	19,201	775,528
Ingles Markets, Inc. Class A	3,317	203,299
Kroger Co.	172,141	6,290,032
Natural Grocers by Vitamin Cottage, Inc.	2,116	33,264
Performance Food Group Co. (a)	30,254	1,775,910
PriceSmart, Inc.	5,654	475,162
Rite Aid Corp. (a)(b)	12,467	218,422
SpartanNash Co.	8,930	172,974
Sprouts Farmers Market LLC (a)	26,444	677,231
Sysco Corp.	115,128	9,754,795
U.S. Foods Holding Corp. (a)	49,748	2,062,552
United Natural Foods, Inc. (a)	12,555	462,777
Walgreens Boots Alliance, Inc.	161,925	8,598,218
Walmart, Inc.	312,324	43,697,251
Weis Markets, Inc.	3,532	183,134
		116,153,255
Food Products - 1.0%
Archer Daniels Midland Co.	125,971	7,952,549
B&G Foods, Inc. Class A (b)	14,601	426,057
Beyond Meat, Inc. (a)(b)	11,225	1,478,108
Bunge Ltd.	31,522	2,661,087
Cal-Maine Foods, Inc. (a)	8,988	335,792
Calavo Growers, Inc.	3,514	274,549
Campbell Soup Co.	46,347	2,213,069
Conagra Brands, Inc.	109,791	4,072,148
Darling Ingredients, Inc. (a)	36,962	2,567,011
Flowers Foods, Inc.	43,904	1,051,940
Fresh Del Monte Produce, Inc.	7,850	221,370
Freshpet, Inc. (a)	9,744	1,800,886
General Mills, Inc.	138,168	8,408,904
Hormel Foods Corp.	63,084	2,914,481
Hostess Brands, Inc. Class A (a)(b)	31,664	484,143
Ingredion, Inc.	14,877	1,389,661
J&J Snack Foods Corp.	3,415	562,143
John B. Sanfilippo & Son, Inc.	1,979	173,954
Kellogg Co.	57,123	3,565,618
Lamb Weston Holdings, Inc.	33,034	2,659,237
Lancaster Colony Corp.	4,341	801,826
Landec Corp. (a)	5,197	58,830
McCormick & Co., Inc. (non-vtg.)	56,121	5,071,094
Mondelez International, Inc.	318,027	19,339,222
Pilgrim's Pride Corp. (a)	10,917	261,571
Post Holdings, Inc. (a)	13,503	1,536,371
Sanderson Farms, Inc.	4,438	730,184
Seaboard Corp.	58	207,523
Seneca Foods Corp. Class A (a)	1,293	59,556
The Hain Celestial Group, Inc. (a)	18,325	751,508
The Hershey Co.	32,892	5,404,156
The J.M. Smucker Co.	24,845	3,254,447
The Kraft Heinz Co.	146,651	6,055,220
The Simply Good Foods Co. (a)	18,900	652,995
Tootsie Roll Industries, Inc. (b)	4,228	133,478
TreeHouse Foods, Inc. (a)	12,750	606,900
Tyson Foods, Inc. Class A	66,688	5,164,986
Vital Farms, Inc. (a)(b)	2,951	71,768
Whole Earth Brands, Inc. Class A (a)	6,770	91,395
		95,465,737
Household Products - 1.2%
Central Garden & Pet Co. (a)	2,074	112,286
Central Garden & Pet Co. Class A (non-vtg.) (a)	9,395	462,892
Church & Dwight Co., Inc.	55,097	4,724,017
Colgate-Palmolive Co.	190,910	15,406,437
Energizer Holdings, Inc.	12,915	636,710
Kimberly-Clark Corp.	76,422	10,188,581
Procter & Gamble Co.	554,469	73,977,254
Reynolds Consumer Products, Inc.	12,739	373,507
Spectrum Brands Holdings, Inc.	8,491	748,397
The Clorox Co.	28,550	5,210,375
WD-40 Co. (b)	3,079	765,870
		112,606,326
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	8,308	214,263
Coty, Inc. Class A (a)	62,610	626,726
Edgewell Personal Care Co. (b)	12,445	475,399
elf Beauty, Inc. (a)	8,832	267,168
Estee Lauder Companies, Inc. Class A	51,824	16,262,371
Herbalife Nutrition Ltd. (a)	19,449	890,181
Inter Parfums, Inc.	3,981	293,002
MediFast, Inc.	2,685	609,737
Nu Skin Enterprises, Inc. Class A	11,357	600,331
USANA Health Sciences, Inc. (a)	2,531	227,765
Veru, Inc. (a)	13,488	119,234
		20,586,177
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	34,212	160,112
Altria Group, Inc.	420,075	20,058,581
Philip Morris International, Inc.	351,012	33,346,140
Turning Point Brands, Inc.	2,558	124,882
Universal Corp.	5,824	327,484
Vector Group Ltd.	27,693	361,394
		54,378,593

TOTAL CONSUMER STAPLES		522,362,141

ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Archrock, Inc.	27,393	255,851
Aspen Aerogels, Inc. (a)	6,561	119,607
Baker Hughes Co. Class A	166,017	3,333,621
Bristow Group, Inc. (a)	4,586	121,346
Cactus, Inc.	11,520	343,411
Championx Corp. (a)	41,445	870,759
Core Laboratories NV	10,709	301,780
DMC Global, Inc.	3,492	188,568
Dril-Quip, Inc. (a)	7,422	227,484
Frank's International NV (a)	26,438	85,924
Halliburton Co.	202,803	3,966,827
Helix Energy Solutions Group, Inc. (a)(b)	35,286	151,377
Helmerich & Payne, Inc.	24,516	628,345
Liberty Oilfield Services, Inc. Class A (a)(b)	19,434	227,378
Nabors Industries Ltd.	1,541	124,590
Newpark Resources, Inc. (a)	19,393	55,076
Nextier Oilfield Solutions, Inc. (a)	34,052	122,247
NOV, Inc. (a)	86,818	1,297,929
Oceaneering International, Inc. (a)	22,187	238,510
Oil States International, Inc. (a)	15,609	87,566
Patterson-UTI Energy, Inc.	42,866	289,774
ProPetro Holding Corp. (a)	17,284	166,445
RPC, Inc. (a)	14,455	70,251
Schlumberger Ltd.	316,539	8,562,380
Select Energy Services, Inc. Class A (a)	14,860	71,774
Solaris Oilfield Infrastructure, Inc. Class A	6,688	73,167
Technip Energies NV ADR (a)(b)	20,390	289,742
TechnipFMC PLC	94,045	695,933
TETRA Technologies, Inc. (a)	24,516	61,535
Tidewater, Inc. (a)	8,706	106,736
Transocean Ltd. (United States) (a)(b)	128,302	413,132
U.S. Silica Holdings, Inc.	16,668	177,514
		23,726,579
Oil, Gas & Consumable Fuels - 2.3%
Alto Ingredients, Inc. (a)(b)	12,301	68,394
Antero Resources Corp. (a)(b)	63,719	574,745
APA Corp.	86,095	1,721,900
Arch Resources, Inc. (a)	3,276	145,487
Berry Petroleum Corp.	14,004	85,564
Bonanza Creek Energy, Inc.	4,227	139,871
Brigham Minerals, Inc. Class A	8,638	148,055
Cabot Oil & Gas Corp.	89,427	1,490,748
Callon Petroleum Co. (a)(b)	10,145	379,322
Centennial Resource Development, Inc. Class A (a)(b)	40,474	171,610
Cheniere Energy, Inc. (a)	51,947	4,026,931
Chevron Corp.	434,280	44,761,240
Cimarex Energy Co.	23,121	1,530,610
Clean Energy Fuels Corp. (a)	25,374	279,114
CNX Resources Corp. (a)	49,651	666,316
Comstock Resources, Inc. (a)(b)	10,334	56,734
ConocoPhillips Co.	306,125	15,655,233
CONSOL Energy, Inc. (a)	6,543	57,448
Contango Oil & Gas Co. (a)	31,169	116,572
Continental Resources, Inc.	13,902	378,690
CVR Energy, Inc.	6,252	133,105
Delek U.S. Holdings, Inc.	14,064	333,739
Devon Energy Corp.	133,268	3,115,806
Diamond S Shipping, Inc. (a)	8,051	79,302
Diamondback Energy, Inc.	40,936	3,345,699
EOG Resources, Inc.	131,903	9,713,337
EQT Corp. (a)	63,629	1,215,314
Equitrans Midstream Corp.	90,853	741,360
Exxon Mobil Corp.	954,895	54,658,190
Green Plains, Inc. (a)(b)	9,421	280,746
Hess Corp.	61,900	4,612,169
HollyFrontier Corp.	34,044	1,191,540
International Seaways, Inc.	5,982	105,762
Kinder Morgan, Inc.	438,179	7,470,952
Kosmos Energy Ltd. (a)	92,724	265,191
Laredo Petroleum, Inc. (a)	2,246	91,053
Magnolia Oil & Gas Corp. Class A (a)	30,695	345,626
Marathon Oil Corp.	178,650	2,011,599
Marathon Petroleum Corp.	146,560	8,156,064
Matador Resources Co.	24,409	642,201
Murphy Oil Corp.	33,236	562,685
National Energy Services Reunited Corp. (a)	6,346	80,531
Northern Oil & Gas, Inc. (a)	11,327	164,015
Occidental Petroleum Corp.	190,051	4,819,693
ONEOK, Inc.	100,167	5,242,741
Ovintiv, Inc.	59,307	1,419,217
Par Pacific Holdings, Inc. (a)	8,151	123,814
PBF Energy, Inc. Class A (a)	21,387	303,268
PDC Energy, Inc. (a)	22,287	813,698
Peabody Energy Corp. (a)	15,300	56,610
Penn Virginia Corp. (a)	3,162	43,098
Phillips 66 Co.	98,957	8,006,611
Pioneer Natural Resources Co.	46,525	7,156,941
Range Resources Corp. (a)	57,219	561,891
Renewable Energy Group, Inc. (a)(b)	9,889	549,037
Rex American Resources Corp. (a)	1,082	87,350
SM Energy Co.	23,591	372,738
Southwestern Energy Co. (a)	143,347	612,092
Talos Energy, Inc. (a)	7,743	86,644
Targa Resources Corp.	51,687	1,793,022
Teekay Corp. (a)	20,995	67,604
Teekay Tankers Ltd. (a)(b)	6,971	93,481
Tellurian, Inc. (a)(b)	49,284	109,164
The Williams Companies, Inc.	273,483	6,662,046
Uranium Energy Corp. (a)(b)	45,787	132,782
Valero Energy Corp.	91,976	6,802,545
W&T Offshore, Inc. (a)(b)	21,580	70,998
World Fuel Services Corp.	14,366	444,340
		218,201,995

TOTAL ENERGY		241,928,574

FINANCIALS - 11.8%
Banks - 4.5%
1st Source Corp.	3,680	175,131
Allegiance Bancshares, Inc.	4,019	159,152
Ameris Bancorp	15,727	850,673
Associated Banc-Corp.	35,397	774,840
Atlantic Union Bankshares Corp.	18,083	699,270
Banc of California, Inc.	12,619	225,880
BancFirst Corp.	4,688	325,863
Bancorp, Inc., Delaware (a)	12,152	269,835
BancorpSouth Bank	22,246	658,259
Bank of America Corp.	1,713,488	69,447,669
Bank of Hawaii Corp.	8,892	808,194
Bank OZK	27,443	1,124,889
BankUnited, Inc.	20,515	956,204
Banner Corp.	7,725	439,089
Berkshire Hills Bancorp, Inc.	10,881	241,449
BOK Financial Corp.	7,378	648,821
Boston Private Financial Holdings, Inc.	18,379	270,539
Brookline Bancorp, Inc., Delaware	16,640	267,904
Bryn Mawr Bank Corp.	4,369	200,799
Cadence Bancorp Class A	29,038	646,096
Camden National Corp.	2,667	127,269
Cathay General Bancorp	17,392	704,028
Central Pacific Financial Corp.	6,096	164,287
CIT Group, Inc.	22,160	1,180,906
Citigroup, Inc.	471,012	33,554,895
Citizens Financial Group, Inc.	95,952	4,440,659
City Holding Co.	3,274	253,408
Columbia Banking Systems, Inc.	16,017	697,220
Comerica, Inc.	31,489	2,366,713
Commerce Bancshares, Inc.	23,782	1,850,477
Community Bank System, Inc.	12,151	943,282
Community Trust Bancorp, Inc.	3,056	136,175
ConnectOne Bancorp, Inc.	7,870	213,671
CrossFirst Bankshares, Inc. (a)	10,288	151,645
Cullen/Frost Bankers, Inc.	12,453	1,495,107
Customers Bancorp, Inc. (a)	6,483	223,793
CVB Financial Corp.	28,918	613,351
Dime Community Bancshares, Inc.	7,382	244,492
Eagle Bancorp, Inc.	6,822	364,363
East West Bancorp, Inc.	31,885	2,428,043
Enterprise Financial Services Corp.	6,766	332,414
FB Financial Corp.	6,576	275,929
Fifth Third Bancorp	161,660	6,553,696
First Bancorp, North Carolina	6,002	254,485
First Bancorp, Puerto Rico	53,227	669,063
First Bancshares, Inc.	5,109	199,864
First Busey Corp.	10,912	272,582
First Citizens Bancshares, Inc.	1,642	1,424,369
First Commonwealth Financial Corp.	20,210	292,843
First Financial Bancorp, Ohio	21,509	527,186
First Financial Bankshares, Inc. (b)	31,817	1,561,578
First Financial Corp., Indiana	2,595	114,803
First Foundation, Inc.	8,292	197,350
First Hawaiian, Inc.	29,173	801,091
First Horizon National Corp.	125,561	2,296,511
First Interstate Bancsystem, Inc.	7,025	329,964
First Merchants Corp.	12,869	594,676
First Midwest Bancorp, Inc., Delaware	26,764	561,241
First Republic Bank	39,872	7,306,145
Flushing Financial Corp.	6,051	140,807
FNB Corp., Pennsylvania	71,071	916,105
Fulton Financial Corp.	35,066	597,875
German American Bancorp, Inc.	5,193	225,013
Glacier Bancorp, Inc.	21,364	1,259,408
Great Southern Bancorp, Inc.	2,261	127,543
Great Western Bancorp, Inc.	11,961	395,311
Hancock Whitney Corp.	20,069	927,991
Hanmi Financial Corp.	6,270	127,281
HarborOne Bancorp, Inc.	13,521	193,486
Heartland Financial U.S.A., Inc.	9,639	484,553
Heritage Commerce Corp.	14,178	171,128
Heritage Financial Corp., Washington	7,461	209,654
Hilltop Holdings, Inc.	14,451	508,675
Home Bancshares, Inc.	33,926	944,161
Hope Bancorp, Inc.	26,820	402,568
Horizon Bancorp, Inc. Indiana	8,147	149,416
Huntington Bancshares, Inc.	230,394	3,529,636
Independent Bank Corp.	4,722	111,250
Independent Bank Corp., Massachusetts	7,495	613,841
Independent Bank Group, Inc.	9,165	692,049
International Bancshares Corp.	13,419	635,926
Investors Bancorp, Inc.	50,158	734,313
JPMorgan Chase & Co.	688,083	105,834,046
KeyCorp	218,240	4,748,902
Lakeland Bancorp, Inc.	10,958	198,669
Lakeland Financial Corp.	5,713	372,659
Live Oak Bancshares, Inc.	6,730	430,451
M&T Bank Corp.	28,883	4,554,560
Midland States Bancorp, Inc.	4,640	130,755
National Bank Holdings Corp.	6,369	254,123
NBT Bancorp, Inc.	9,084	344,193
Nicolet Bankshares, Inc. (a)	2,603	207,615
OceanFirst Financial Corp.	14,505	331,584
OFG Bancorp	10,617	251,517
Old National Bancorp, Indiana	39,459	745,775
Origin Bancorp, Inc.	4,698	205,444
Pacific Premier Bancorp, Inc.	22,212	977,994
PacWest Bancorp	26,628	1,155,921
Park National Corp.	3,422	428,058
Peoples Bancorp, Inc.	3,720	124,360
Peoples United Financial, Inc.	95,131	1,724,725
Pinnacle Financial Partners, Inc.	17,012	1,490,932
PNC Financial Services Group, Inc.	95,899	17,928,318
Popular, Inc.	19,129	1,414,781
Preferred Bank, Los Angeles	2,928	191,901
Prosperity Bancshares, Inc.	20,560	1,508,282
QCR Holdings, Inc.	3,470	167,323
Regions Financial Corp.	216,749	4,725,128
Renasant Corp.	11,993	505,265
S&T Bancorp, Inc.	8,425	277,604
Sandy Spring Bancorp, Inc.	11,243	509,982
Seacoast Banking Corp., Florida	12,820	466,007
ServisFirst Bancshares, Inc.	10,718	677,806
Signature Bank	12,804	3,220,334
Silvergate Capital Corp. (a)	4,267	457,508
Simmons First National Corp. Class A	24,339	693,662
South State Corp.	16,260	1,371,043
Southside Bancshares, Inc.	6,512	261,457
Sterling Bancorp	43,885	1,102,830
Stock Yards Bancorp, Inc.	4,478	229,094
SVB Financial Group (a)	12,206	6,979,757
Synovus Financial Corp.	34,958	1,638,132
TCF Financial Corp.	34,391	1,565,478
Texas Capital Bancshares, Inc. (a)	11,355	779,294
Tompkins Financial Corp.	2,576	201,314
TowneBank	13,654	423,001
Trico Bancshares	5,609	259,585
TriState Capital Holdings, Inc. (a)	6,127	146,251
Triumph Bancorp, Inc. (a)	5,168	458,040
Truist Financial Corp.	304,803	18,077,866
Trustmark Corp.	15,910	515,643
U.S. Bancorp	308,865	18,331,138
UMB Financial Corp.	9,964	966,807
Umpqua Holdings Corp.	47,323	882,101
United Bankshares, Inc., West Virginia	29,606	1,162,628
United Community Bank, Inc.	19,230	629,206
Univest Corp. of Pennsylvania	6,215	173,585
Valley National Bancorp	92,637	1,275,611
Veritex Holdings, Inc.	11,707	395,462
Washington Trust Bancorp, Inc.	3,825	195,266
Webster Financial Corp.	20,147	1,065,978
Wells Fargo & Co.	932,738	42,019,847
WesBanco, Inc.	15,515	563,039
Westamerica Bancorp.	6,256	396,630
Western Alliance Bancorp.	23,228	2,440,566
Wintrust Financial Corp.	12,511	964,598
Zions Bancorp NA	37,235	2,077,713
		434,813,264
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	9,618	1,550,133
Ameriprise Financial, Inc.	26,442	6,832,613
Apollo Global Management LLC Class A	47,465	2,628,137
Ares Management Corp.	24,086	1,264,997
Artisan Partners Asset Management, Inc.	13,960	710,843
Assetmark Financial Holdings, Inc. (a)	3,392	76,388
B. Riley Financial, Inc.	4,007	285,659
Bank of New York Mellon Corp.	182,261	9,091,179
BGC Partners, Inc. Class A	72,972	386,752
BlackRock, Inc. Class A	31,979	26,200,395
Blucora, Inc. (a)	10,387	149,521
BrightSphere Investment Group, Inc.	12,810	288,353
Carlyle Group LP	25,933	1,106,302
Cboe Global Markets, Inc.	24,198	2,525,545
Charles Schwab Corp.	337,633	23,769,363
CME Group, Inc.	81,023	16,365,836
Cohen & Steers, Inc.	5,518	375,334
Cowen Group, Inc. Class A	6,262	247,286
Diamond Hill Investment Group, Inc.	609	104,139
Donnelley Financial Solutions, Inc. (a)	6,724	205,485
Evercore, Inc. Class A	9,606	1,346,089
FactSet Research Systems, Inc.	8,550	2,874,681
Federated Hermes, Inc. Class B (non-vtg.)	21,316	613,901
Focus Financial Partners, Inc. Class A (a)	9,262	435,870
Franklin Resources, Inc.	61,800	1,854,000
Goldman Sachs Group, Inc.	77,566	27,027,873
Greenhill & Co., Inc.	3,173	48,166
Hamilton Lane, Inc. Class A	7,334	663,360
Houlihan Lokey	11,599	768,666
Interactive Brokers Group, Inc.	18,451	1,319,616
Intercontinental Exchange, Inc.	126,413	14,880,074
Invesco Ltd.	84,674	2,286,198
Janus Henderson Group PLC	38,746	1,332,475
KKR & Co. LP	129,732	7,340,237
Lazard Ltd. Class A	25,094	1,128,979
LPL Financial	17,960	2,814,332
MarketAxess Holdings, Inc.	8,559	4,180,729
Moelis & Co. Class A	13,203	716,659
Moody's Corp.	36,232	11,837,357
Morgan Stanley	338,309	27,927,408
Morningstar, Inc.	4,879	1,292,984
MSCI, Inc.	18,629	9,049,409
NASDAQ, Inc.	26,013	4,202,140
Northern Trust Corp.	47,257	5,377,847
Open Lending Corp. (a)	21,949	857,108
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,965	100,549
Piper Jaffray Companies	3,297	382,419
PJT Partners, Inc.	5,713	420,077
Raymond James Financial, Inc.	27,506	3,597,235
S&P Global, Inc.	54,246	21,177,096
Sculptor Capital Management, Inc. Class A	3,941	89,618
SEI Investments Co.	27,206	1,671,537
State Street Corp.	79,282	6,655,724
Stifel Financial Corp.	23,458	1,623,059
StoneX Group, Inc. (a)	3,500	222,320
T. Rowe Price Group, Inc.	51,504	9,229,517
The Blackstone Group LP	154,079	13,634,451
Tradeweb Markets, Inc. Class A	23,082	1,876,105
Victory Capital Holdings, Inc.	3,535	98,096
Virtu Financial, Inc. Class A	17,940	531,562
Virtus Investment Partners, Inc.	1,547	423,043
Waddell & Reed Financial, Inc. Class A	13,656	341,127
WisdomTree Investments, Inc.	25,257	171,369
		288,585,322
Consumer Finance - 0.6%
Ally Financial, Inc.	84,335	4,339,036
American Express Co.	147,149	22,565,299
Capital One Financial Corp.	103,581	15,441,855
Credit Acceptance Corp.(a)(b)	2,601	1,026,849
CURO Group Holdings Corp.	3,009	43,089
Discover Financial Services	69,213	7,890,282
Encore Capital Group, Inc. (a)(b)	6,766	266,174
Enova International, Inc. (a)	8,111	277,721
EZCORP, Inc. (non-vtg.) Class A (a)	9,132	51,413
First Cash Financial Services, Inc.	9,100	655,473
Green Dot Corp. Class A (a)	12,088	553,147
LendingClub Corp. (a)	18,107	278,667
LendingTree, Inc. (a)	2,427	501,151
Navient Corp.	40,563	682,675
Nelnet, Inc. Class A	4,525	335,891
OneMain Holdings, Inc.	19,039	1,082,748
PRA Group, Inc. (a)	10,430	393,002
PROG Holdings, Inc.	15,509	790,028
Santander Consumer U.S.A. Holdings, Inc.	15,449	524,339
SLM Corp.	78,356	1,540,479
Synchrony Financial	122,673	5,365,717
World Acceptance Corp. (a)(b)	865	113,090
		64,718,125
Diversified Financial Services - 1.3%
A-Mark Precious Metals, Inc.	1,121	41,780
Berkshire Hathaway, Inc. Class B (a)	429,594	118,116,870
Cannae Holdings, Inc. (a)	19,479	773,316
Equitable Holdings, Inc.	88,183	3,018,504
Jefferies Financial Group, Inc.	45,932	1,493,249
Voya Financial, Inc.	27,974	1,897,197
		125,340,916
Insurance - 2.1%
AFLAC, Inc.	144,164	7,745,932
Alleghany Corp. (a)	3,136	2,129,250
Allstate Corp.	68,284	8,658,411
AMBAC Financial Group, Inc. (a)	9,600	164,640
American Equity Investment Life Holding Co.	18,677	578,613
American Financial Group, Inc.	15,861	1,948,682
American International Group, Inc.	195,779	9,485,493
American National Group, Inc.	1,896	214,912
Amerisafe, Inc.	4,247	263,654
Aon PLC	50,969	12,815,645
Arch Capital Group Ltd. (a)	90,569	3,596,495
Argo Group International Holdings, Ltd.	7,701	401,838
Arthur J. Gallagher & Co.	43,609	6,321,125
Assurant, Inc.	13,215	2,056,254
Assured Guaranty Ltd.	16,929	860,840
Athene Holding Ltd. (a)	27,830	1,660,616
Axis Capital Holdings Ltd.	17,686	986,879
Brighthouse Financial, Inc. (a)	19,352	905,480
Brown & Brown, Inc.	52,461	2,789,876
BRP Group, Inc. (a)	9,693	281,291
Chubb Ltd.	101,582	17,430,455
Cincinnati Financial Corp.	33,950	3,825,486
CNO Financial Group, Inc.	32,094	819,360
eHealth, Inc. (a)	5,787	409,372
Employers Holdings, Inc.	6,166	249,600
Enstar Group Ltd. (a)	2,988	750,526
Erie Indemnity Co. Class A	5,575	1,193,162
Everest Re Group Ltd.	9,131	2,528,830
FBL Financial Group, Inc. Class A	2,055	116,498
Fidelity National Financial, Inc.	65,894	3,006,084
First American Financial Corp.	24,648	1,589,796
Genworth Financial, Inc. Class A (a)	112,600	486,432
Globe Life, Inc.	21,602	2,213,989
GoHealth, Inc. (a)	9,748	116,294
Goosehead Insurance	3,711	407,987
Greenlight Capital Re, Ltd. (a)	6,458	59,607
Hanover Insurance Group, Inc.	8,234	1,138,845
Hartford Financial Services Group, Inc.	80,442	5,305,954
HCI Group, Inc.	1,585	116,371
Heritage Insurance Holdings, Inc.	5,941	54,123
Horace Mann Educators Corp.	8,966	359,537
James River Group Holdings Ltd.	6,590	310,455
Kemper Corp.	13,733	1,071,998
Kinsale Capital Group, Inc.	4,886	850,213
Lemonade, Inc. (a)(b)	3,911	353,554
Lincoln National Corp.	41,308	2,649,082
Loews Corp.	51,530	2,872,798
Markel Corp. (a)	3,124	3,675,136
Marsh & McLennan Companies, Inc.	114,273	15,506,846
MBIA, Inc. (a)	10,573	105,941
Mercury General Corp.	5,852	364,404
MetLife, Inc.	169,889	10,810,037
National Western Life Group, Inc.	482	110,523
Old Republic International Corp.	63,480	1,562,878
Palomar Holdings, Inc. (a)	4,959	348,915
Primerica, Inc.	8,804	1,406,615
Principal Financial Group, Inc.	57,180	3,652,087
ProAssurance Corp.	12,233	305,825
Progressive Corp.	132,096	13,307,351
Prudential Financial, Inc.	89,711	9,003,396
Reinsurance Group of America, Inc.	15,361	2,005,071
RenaissanceRe Holdings Ltd.	11,439	1,931,018
RLI Corp.	9,153	1,020,193
Safety Insurance Group, Inc.	3,639	298,507
Selective Insurance Group, Inc.	13,458	1,024,692
Selectquote, Inc.	9,983	310,771
Siriuspoint Ltd. (a)	17,397	184,060
Stewart Information Services Corp.	5,869	344,217
The Travelers Companies, Inc.	56,948	8,807,578
Trean Insurance Group, Inc. (a)	2,073	36,257
Trupanion, Inc. (a)	7,407	600,708
United Fire Group, Inc.	4,597	139,105
Universal Insurance Holdings, Inc.	5,366	74,856
Unum Group	45,376	1,282,326
W.R. Berkley Corp.	31,791	2,534,379
Watford Holdings Ltd. (a)	4,230	147,458
White Mountains Insurance Group Ltd.	689	802,981
Willis Towers Watson PLC	29,134	7,541,627
		203,398,092
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	9,781	38,635
AGNC Investment Corp.	120,917	2,168,042
Annaly Capital Management, Inc.	314,257	2,853,454
Apollo Commercial Real Estate Finance, Inc.	31,579	480,317
Arbor Realty Trust, Inc.	26,383	466,451
Ares Commercial Real Estate Corp.	9,998	147,570
Armour Residential REIT, Inc.	13,389	166,425
Blackstone Mortgage Trust, Inc.	33,107	1,075,646
Broadmark Realty Capital, Inc.	26,624	287,007
Capstead Mortgage Corp.	21,358	138,400
Cherry Hill Mortgage Investment Corp.	4,889	49,477
Chimera Investment Corp.	54,641	717,983
Colony NorthStar Credit Real Estate, Inc.	17,093	148,538
Dynex Capital, Inc.	5,787	116,897
Ellington Financial LLC	9,630	172,762
Granite Point Mortgage Trust, Inc.	11,320	149,877
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,694	927,166
Invesco Mortgage Capital, Inc.	57,977	226,110
KKR Real Estate Finance Trust, Inc.	5,535	116,789
Ladder Capital Corp. Class A	31,085	369,601
MFA Financial, Inc.	104,677	460,579
New Residential Investment Corp.	107,016	1,147,212
New York Mortgage Trust, Inc.	80,928	371,460
Orchid Island Capital, Inc.	37,543	206,487
PennyMac Mortgage Investment Trust	23,547	472,117
Ready Capital Corp.	15,800	229,258
Redwood Trust, Inc.	23,662	262,885
Starwood Property Trust, Inc.	65,132	1,681,708
TPG RE Finance Trust, Inc.	13,740	171,200
Two Harbors Investment Corp.	65,418	510,260
Western Asset Mortgage Capital Corp.	9,566	30,229
		16,360,542
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)(b)	11,652	526,088
Capitol Federal Financial, Inc.	30,366	392,481
Columbia Financial, Inc. (a)	10,299	188,163
Essent Group Ltd.	26,320	1,383,906
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,695	174,348
Flagstar Bancorp, Inc.	11,338	527,671
HomeStreet, Inc.	4,334	177,001
Kearny Financial Corp.	16,725	213,746
Merchants Bancorp	3,414	139,257
Meridian Bancorp, Inc. Maryland	12,049	266,403
Meta Financial Group, Inc.	7,132	351,322
MGIC Investment Corp.	75,857	1,156,061
Mr. Cooper Group, Inc. (a)	15,846	546,370
New York Community Bancorp, Inc.	103,442	1,237,166
NMI Holdings, Inc. (a)	19,371	500,547
Northfield Bancorp, Inc.	10,186	164,809
Northwest Bancshares, Inc.	28,681	402,681
Ocwen Financial Corp. (a)	1,367	43,074
Pennymac Financial Services, Inc.	8,937	538,097
Premier Financial Corp.	7,926	250,382
Provident Financial Services, Inc.	15,477	364,793
Radian Group, Inc.	42,572	1,048,974
Rocket Cos., Inc.	25,719	577,392
TFS Financial Corp.	11,563	226,172
Trustco Bank Corp., New York	19,724	144,281
Walker & Dunlop, Inc.	6,566	727,841
Washington Federal, Inc.	17,371	565,426
Waterstone Financial, Inc.	4,272	84,158
WSFS Financial Corp.	10,605	541,809
		13,460,419

TOTAL FINANCIALS		1,146,676,680

HEALTH CARE - 13.2%
Biotechnology - 2.6%
AbbVie, Inc.	398,545	44,437,768
Abeona Therapeutics, Inc. (a)(b)	11,891	21,047
ACADIA Pharmaceuticals, Inc. (a)	26,130	537,233
Acceleron Pharma, Inc. (a)	11,724	1,465,148
ADMA Biologics, Inc. (a)	17,199	33,710
Adverum Biotechnologies, Inc. (a)	19,121	74,572
Aeglea BioTherapeutics, Inc. (a)	12,230	95,149
Agenus, Inc. (a)	36,058	111,419
Agios Pharmaceuticals, Inc. (a)	12,724	709,999
Akebia Therapeutics, Inc. (a)(b)	31,906	101,780
Akero Therapeutics, Inc. (a)(b)	3,437	105,860
Akouos, Inc. (a)	2,627	37,356
Albireo Pharma, Inc. (a)(b)	3,590	115,239
Aldeyra Therapeutics, Inc. (a)	10,975	137,956
Alector, Inc. (a)(b)	11,455	223,373
Alexion Pharmaceuticals, Inc. (a)	49,684	8,380,697
Alkermes PLC (a)	35,906	790,112
Allakos, Inc. (a)	7,086	773,224
Allogene Therapeutics, Inc. (a)(b)	14,696	454,400
Allovir, Inc. (a)	3,357	79,326
Alnylam Pharmaceuticals, Inc. (a)	26,403	3,713,318
Altimmune, Inc. (a)(b)	7,125	103,099
ALX Oncology Holdings, Inc. (a)(b)	2,435	152,577
Amgen, Inc.	130,478	31,267,748
Amicus Therapeutics, Inc. (a)	58,819	578,779
AnaptysBio, Inc. (a)(b)	4,786	111,753
Anavex Life Sciences Corp. (a)(b)	15,829	191,214
Anika Therapeutics, Inc. (a)	3,908	157,023
Annexon, Inc. (a)	3,056	60,906
Apellis Pharmaceuticals, Inc. (a)(b)	13,545	686,325
Applied Genetic Technologies Corp. (a)(b)	10,973	46,416
Applied Molecular Transport, Inc. (b)	3,380	194,316
Applied Therapeutics, Inc. (a)	4,011	74,284
Aprea Therapeutics, Inc. (a)(b)	3,331	15,622
Arbutus Biopharma Corp. (a)	19,481	67,599
Arcturus Therapeutics Holdings, Inc. (a)(b)	4,554	166,950
Arcus Biosciences, Inc. (a)	9,965	336,319
Arcutis Biotherapeutics, Inc. (a)	6,377	213,630
Ardelyx, Inc. (a)	19,519	142,684
Arena Pharmaceuticals, Inc. (a)	13,499	926,436
Arrowhead Pharmaceuticals, Inc. (a)(b)	23,522	1,711,461
Assembly Biosciences, Inc. (a)(b)	5,944	25,440
Atara Biotherapeutics, Inc. (a)	19,740	277,544
Athenex, Inc. (a)(b)	15,684	62,893
Athersys, Inc. (a)	33,237	55,506
Atreca, Inc. (a)(b)	5,317	63,485
Avid Bioservices, Inc. (a)	13,249	283,595
Avidity Biosciences, Inc.	4,053	95,002
Avita Therapeutics, Inc. (a)	4,231	87,328
AVROBIO, Inc. (a)	9,555	111,602
Beam Therapeutics, Inc. (a)(b)	5,874	481,668
BeyondSpring, Inc. (a)	5,018	54,144
BioCryst Pharmaceuticals, Inc. (a)(b)	39,851	463,666
Biogen, Inc. (a)	34,411	9,199,093
Biohaven Pharmaceutical Holding Co. Ltd. (a)	11,663	875,891
BioMarin Pharmaceutical, Inc. (a)	40,677	3,169,552
BioXcel Therapeutics, Inc. (a)(b)	3,251	110,436
Black Diamond Therapeutics, Inc. (a)(b)	2,980	79,387
bluebird bio, Inc. (a)	15,217	456,510
Blueprint Medicines Corp. (a)	12,986	1,250,812
BrainStorm Cell Therpeutic, Inc.(a)(b)	4,412	15,310
BridgeBio Pharma, Inc. (a)(b)	21,561	1,205,691
Burning Rock Biotech Ltd. ADR	3,107	94,764
Calithera Biosciences, Inc. (a)	15,184	32,949
Capricor Therapeutics, Inc. (a)	3,520	16,298
CareDx, Inc. (a)	11,749	928,993
Catalyst Biosciences, Inc. (a)	5,646	28,456
Catalyst Pharmaceutical Partners, Inc. (a)(b)	27,352	125,272
Cel-Sci Corp. (a)(b)	9,314	224,747
Celldex Therapeutics, Inc. (a)	8,415	255,227
ChemoCentryx, Inc. (a)	11,348	548,449
Chimerix, Inc. (a)(b)	17,176	149,603
Chinook Therapeutics, Inc. (a)	7,848	140,872
Clovis Oncology, Inc. (a)(b)	24,176	143,605
Coherus BioSciences, Inc. (a)	14,740	218,152
Concert Pharmaceuticals, Inc. (a)	4,143	17,193
Constellation Pharmaceuticals, Inc. (a)	7,228	156,269
Corbus Pharmaceuticals Holdings, Inc. (a)	12,965	23,337
Cortexyme, Inc. (a)(b)	3,069	120,213
Crinetics Pharmaceuticals, Inc. (a)	3,723	64,445
Cue Biopharma, Inc. (a)	5,090	61,742
Cyclerion Therapeutics, Inc. (a)	7,598	16,564
Cytokinetics, Inc. (a)	16,207	412,306
CytomX Therapeutics, Inc. (a)	16,848	157,697
Deciphera Pharmaceuticals, Inc. (a)	9,299	431,195
Denali Therapeutics, Inc. (a)	18,044	1,090,579
DermTech, Inc. (a)(b)	5,467	229,887
Dicerna Pharmaceuticals, Inc. (a)	15,562	485,379
Dynavax Technologies Corp. (a)(b)	22,777	227,314
Eagle Pharmaceuticals, Inc. (a)	2,905	118,611
Editas Medicine, Inc. (a)(b)	15,393	569,695
Eiger Biopharmaceuticals, Inc. (a)	7,379	62,648
Emergent BioSolutions, Inc. (a)	10,100	615,898
Enanta Pharmaceuticals, Inc. (a)	3,662	185,810
Epizyme, Inc. (a)(b)	20,222	157,934
Esperion Therapeutics, Inc. (a)(b)	6,019	162,212
Exact Sciences Corp. (a)	37,986	5,007,315
Exelixis, Inc. (a)	70,935	1,746,420
Fate Therapeutics, Inc. (a)	17,873	1,561,921
FibroGen, Inc. (a)	18,752	418,545
Flexion Therapeutics, Inc. (a)(b)	9,709	75,342
Forma Therapeutics Holdings, Inc.	3,966	106,884
Fortress Biotech, Inc. (a)	12,529	54,125
Frequency Therapeutics, Inc. (a)(b)	6,596	76,580
G1 Therapeutics, Inc. (a)(b)	7,814	164,641
Generation Bio Co.	4,666	170,122
Geron Corp. (a)	66,152	95,920
Gilead Sciences, Inc.	284,309	18,045,092
Global Blood Therapeutics, Inc. (a)(b)	13,967	569,574
GlycoMimetics, Inc. (a)	6,172	14,813
Gossamer Bio, Inc. (a)(b)	10,816	93,450
Halozyme Therapeutics, Inc. (a)	28,808	1,438,960
Harpoon Therapeutics, Inc. (a)	6,208	140,549
Heat Biologics, Inc. (a)(b)	4,327	29,726
Heron Therapeutics, Inc. (a)(b)	17,790	310,969
Homology Medicines, Inc. (a)	6,476	43,843
iBio, Inc. (a)	52,622	72,092
Ideaya Biosciences, Inc. (a)	4,399	90,399
IGM Biosciences, Inc. (a)	1,667	117,890
Immatics NV (a)(b)	5,563	67,980
ImmunityBio, Inc. (a)(b)	8,468	150,307
ImmunoGen, Inc. (a)	45,073	363,288
Immunovant, Inc. (a)	11,261	176,572
Incyte Corp. (a)	41,841	3,572,385
Inovio Pharmaceuticals, Inc. (a)(b)	46,310	315,371
Inozyme Pharma, Inc. (a)(b)	1,209	22,342
Insmed, Inc. (a)	22,899	772,383
Intellia Therapeutics, Inc. (a)	14,086	1,081,382
Intercept Pharmaceuticals, Inc. (a)(b)	5,652	111,797
Invitae Corp. (a)(b)	39,880	1,391,812
Ionis Pharmaceuticals, Inc. (a)	32,140	1,376,235
Iovance Biotherapeutics, Inc. (a)	30,567	961,026
Ironwood Pharmaceuticals, Inc. Class A (a)	41,021	452,872
iTeos Therapeutics, Inc. (a)	2,140	50,311
Iveric Bio, Inc. (a)	15,969	111,783
Jounce Therapeutics, Inc. (a)	5,212	49,149
Kadmon Holdings, Inc. (a)(b)	32,925	133,676
Kalvista Pharmaceuticals, Inc. (a)	3,967	99,056
Karuna Therapeutics, Inc. (a)	4,102	455,363
Karyopharm Therapeutics, Inc. (a)(b)	13,953	130,321
Keros Therapeutics, Inc. (b)	1,180	69,384
Kindred Biosciences, Inc. (a)	6,228	31,140
Kiniksa Pharmaceuticals Ltd. (a)(b)	5,000	82,300
Kodiak Sciences, Inc. (a)	7,103	858,327
Krystal Biotech, Inc. (a)	4,310	342,386
Kura Oncology, Inc. (a)	15,008	404,165
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,720	542,711
Lineage Cell Therapeutics, Inc. (a)(b)	28,883	79,139
Macrogenics, Inc. (a)	12,204	394,921
Madrigal Pharmaceuticals, Inc. (a)	2,093	284,857
Magenta Therapeutics, Inc. (a)	4,618	53,800
MannKind Corp. (a)(b)	55,929	255,596
Matinas BioPharma Holdings, Inc. (a)	29,750	26,180
MediciNova, Inc. (a)(b)	13,071	57,382
MEI Pharma, Inc. (a)(b)	17,305	63,163
Mersana Therapeutics, Inc. (a)	11,784	187,719
Minerva Neurosciences, Inc. (a)	5,878	13,990
Mirati Therapeutics, Inc. (a)	10,238	1,701,760
Mirum Pharmaceuticals, Inc. (a)(b)	3,900	76,206
Moderna, Inc. (a)	68,583	12,264,012
Molecular Templates, Inc. (a)(b)	9,589	89,753
Morphic Holding, Inc. (a)	3,413	189,080
Mustang Bio, Inc. (a)	7,656	24,729
Myriad Genetics, Inc. (a)	16,692	504,432
Natera, Inc. (a)	17,803	1,958,686
Neoleukin Therapeutics, Inc. (a)(b)	6,207	77,525
Neubase Therapeutics, Inc. (a)(b)	3,796	22,890
Neurocrine Biosciences, Inc. (a)	21,352	2,017,550
NextCure, Inc. (a)	2,365	20,741
Nkarta, Inc. (a)	3,754	119,565
Novavax, Inc. (a)	15,364	3,640,193
Nurix Therapeutics, Inc. (a)(b)	3,108	108,221
Opko Health, Inc. (a)(b)	98,756	404,900
ORIC Pharmaceuticals, Inc. (a)	2,986	72,052
Ovid Therapeutics, Inc. (a)(b)	6,580	24,149
Oyster Point Pharma, Inc. (a)(b)	2,507	51,770
Palatin Technologies, Inc. (a)(b)	38,374	23,907
Passage Bio, Inc. (a)(b)	4,901	91,943
PDL BioPharma, Inc. (a)(c)	20,940	51,722
Poseida Therapeutics, Inc. (a)	2,484	23,250
Precigen, Inc. (a)(b)	21,513	166,403
Precision BioSciences, Inc. (a)(b)	8,093	75,184
Protagonist Therapeutics, Inc. (a)	9,109	263,614
Prothena Corp. PLC (a)	5,951	157,940
PTC Therapeutics, Inc. (a)	15,642	644,607
Puma Biotechnology, Inc. (a)	8,302	81,858
Radius Health, Inc. (a)	10,106	225,364
RAPT Therapeutics, Inc. (a)(b)	1,687	37,013
Recro Pharma, Inc. (a)	2,879	7,687
Regeneron Pharmaceuticals, Inc. (a)	23,911	11,508,364
REGENXBIO, Inc. (a)	7,789	270,200
Relay Therapeutics, Inc. (a)(b)	4,678	148,339
Repligen Corp. (a)	11,615	2,459,012
Replimune Group, Inc. (a)	5,591	204,575
Revolution Medicines, Inc. (a)	10,672	354,204
Rhythm Pharmaceuticals, Inc. (a)	9,022	194,514
Rigel Pharmaceuticals, Inc. (a)	38,752	144,157
Rocket Pharmaceuticals, Inc. (a)(b)	9,687	444,052
Rubius Therapeutics, Inc. (a)	9,312	232,986
Sage Therapeutics, Inc. (a)	11,593	913,065
Sangamo Therapeutics, Inc. (a)	26,455	311,640
Sarepta Therapeutics, Inc. (a)	17,653	1,250,539
Scholar Rock Holding Corp. (a)	4,589	148,454
Seagen, Inc. (a)	28,666	4,121,024
Selecta Biosciences, Inc. (a)	17,187	51,561
Seres Therapeutics, Inc. (a)(b)	12,568	261,540
Sesen Bio, Inc. (a)	39,225	112,968
Sorrento Therapeutics, Inc. (a)(b)	52,317	430,569
Spectrum Pharmaceuticals, Inc. (a)(b)	29,030	90,283
Spero Therapeutics, Inc. (a)(b)	4,427	60,916
Springworks Therapeutics, Inc. (a)(b)	6,451	463,569
Stoke Therapeutics, Inc. (a)(b)	4,236	136,823
Sutro Biopharma, Inc. (a)(b)	8,979	184,159
Syndax Pharmaceuticals, Inc. (a)(b)	7,065	112,616
Syros Pharmaceuticals, Inc. (a)	14,802	89,404
T2 Biosystems, Inc. (a)(b)	28,899	39,881
TCR2 Therapeutics, Inc. (a)	5,230	118,773
TG Therapeutics, Inc. (a)	25,829	1,154,815
Translate Bio, Inc. (a)(b)	16,289	378,231
Travere Therapeutics, Inc. (a)	13,620	336,686
Trevena, Inc. (a)	28,170	48,452
Turning Point Therapeutics, Inc. (a)	9,476	722,355
Twist Bioscience Corp. (a)	9,560	1,282,856
Ultragenyx Pharmaceutical, Inc. (a)	14,052	1,568,765
uniQure B.V. (a)	8,281	267,228
United Therapeutics Corp. (a)	10,037	2,023,058
UNITY Biotechnology, Inc. (a)	7,661	38,075
Vanda Pharmaceuticals, Inc. (a)	11,736	194,818
Vaxart, Inc. (a)(b)	26,370	284,269
Vaxcyte, Inc.	3,429	63,677
VBI Vaccines, Inc. (a)(b)	49,772	156,782
Veracyte, Inc. (a)	14,892	740,877
Verastem, Inc. (a)	34,936	107,254
Vericel Corp. (a)	10,276	641,428
Vertex Pharmaceuticals, Inc. (a)	58,873	12,846,089
Viking Therapeutics, Inc. (a)(b)	11,665	74,539
Vir Biotechnology, Inc. (a)(b)	14,511	692,755
Voyager Therapeutics, Inc. (a)(b)	4,677	22,543
Xbiotech, Inc. (a)	2,697	46,065
Xencor, Inc. (a)	13,255	564,133
Y-mAbs Therapeutics, Inc. (a)	6,438	193,591
Zentalis Pharmaceuticals, Inc.	3,149	186,799
ZIOPHARM Oncology, Inc. (a)(b)	46,538	161,021
		247,214,494
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	399,487	47,970,399
Abiomed, Inc. (a)	10,164	3,259,900
Accelerate Diagnostics, Inc. (a)(b)	6,787	49,613
Accuray, Inc. (a)	21,083	99,090
Acutus Medical, Inc. (a)(b)	1,927	26,304
Align Technology, Inc. (a)	16,276	9,692,846
Alphatec Holdings, Inc. (a)	13,693	218,951
Angiodynamics, Inc. (a)	8,533	207,352
Antares Pharma, Inc. (a)(b)	33,403	126,597
Aspira Women's Health, Inc. (a)	14,536	83,146
Atricure, Inc. (a)	10,246	789,659
Atrion Corp.	298	190,303
Avanos Medical, Inc. (a)(b)	10,705	462,563
AxoGen, Inc. (a)	7,211	134,990
Axonics Modulation Technologies, Inc. (a)	6,976	439,000
Baxter International, Inc.	113,778	9,749,637
Becton, Dickinson & Co.	65,501	16,297,304
BioLife Solutions, Inc. (a)	5,611	195,824
BioSig Technologies, Inc. (a)	4,618	15,794
Boston Scientific Corp. (a)	319,666	13,937,438
Cantel Medical Corp. (a)	8,333	732,554
Cardiovascular Systems, Inc. (a)	8,568	345,462
Cerus Corp. (a)	40,681	248,154
Co.-Diagnostics, Inc. (a)(b)	5,221	46,258
CONMED Corp.	6,630	934,499
Cryolife, Inc. (a)(b)	8,150	237,817
CryoPort, Inc. (a)(b)	10,080	570,226
Cutera, Inc. (a)(b)	3,827	114,925
CytoSorbents Corp. (a)	7,450	68,913
Danaher Corp.	142,945	36,299,453
Dentsply Sirona, Inc.	49,669	3,353,154
DexCom, Inc. (a)	21,743	8,394,972
Edwards Lifesciences Corp. (a)	140,905	13,459,246
Envista Holdings Corp. (a)	36,248	1,568,813
Glaukos Corp. (a)(b)	10,599	998,002
Globus Medical, Inc. (a)	17,372	1,246,788
Haemonetics Corp. (a)	11,753	790,507
Heska Corp. (a)	2,289	418,086
Hill-Rom Holdings, Inc.	15,102	1,664,542
Hologic, Inc. (a)	58,412	3,828,907
ICU Medical, Inc. (a)	4,344	904,725
IDEXX Laboratories, Inc. (a)	19,306	10,598,801
Inari Medical, Inc.	1,802	205,951
Inogen, Inc. (a)	3,930	256,983
Insulet Corp. (a)	14,861	4,387,264
Integer Holdings Corp. (a)(b)	7,437	698,186
Integra LifeSciences Holdings Corp. (a)	15,826	1,172,390
Intersect ENT, Inc. (a)	7,044	153,630
Intuitive Surgical, Inc. (a)	26,566	22,979,590
Invacare Corp.	6,817	61,558
iRhythm Technologies, Inc. (a)	6,556	510,450
Lantheus Holdings, Inc. (a)	15,477	366,805
LeMaitre Vascular, Inc.	3,692	193,719
LivaNova PLC (a)	11,047	937,559
Masimo Corp. (a)	11,496	2,674,774
Medtronic PLC	303,771	39,769,699
Meridian Bioscience, Inc. (a)(b)	9,355	183,171
Merit Medical Systems, Inc. (a)	10,932	695,275
Mesa Laboratories, Inc.	1,022	254,120
Natus Medical, Inc. (a)	8,153	208,309
Neogen Corp. (a)	12,293	1,180,251
Nevro Corp. (a)	7,853	1,357,077
Novocure Ltd. (a)	19,122	3,902,800
NuVasive, Inc. (a)	11,438	817,245
OraSure Technologies, Inc. (a)	15,433	141,212
Orthofix International NV (a)	4,103	181,968
OrthoPediatrics Corp. (a)(b)	3,031	177,314
Penumbra, Inc. (a)	7,638	2,337,152
Pulse Biosciences, Inc. (a)(b)	2,561	49,325
Quidel Corp. (a)	8,615	902,766
Quotient Ltd. (a)	17,129	67,146
Repro Medical Systems, Inc. (a)(b)	6,295	23,732
ResMed, Inc.	32,875	6,179,514
Retractable Technologies, Inc. (a)(b)	2,707	26,285
Rockwell Medical Technologies, Inc. (a)(b)	15,382	14,837
Seaspine Holdings Corp. (a)	5,280	109,877
Shockwave Medical, Inc. (a)	7,140	1,167,104
SI-BONE, Inc. (a)	6,009	213,320
Sientra, Inc. (a)(b)	10,217	70,089
Silk Road Medical, Inc. (a)	8,202	501,470
SmileDirectClub, Inc. (a)(b)	18,120	192,706
Staar Surgical Co. (a)	10,407	1,425,863
STERIS PLC	19,315	4,075,851
Stryker Corp.	73,758	19,371,064
Surgalign Holdings, Inc. (a)	26,747	48,412
SurModics, Inc. (a)	2,938	157,154
Tactile Systems Technology, Inc. (a)	4,668	267,476
Tandem Diabetes Care, Inc. (a)	13,934	1,280,535
Teleflex, Inc.	10,572	4,466,459
The Cooper Companies, Inc.	11,066	4,546,909
TransMedics Group, Inc. (a)	5,114	146,823
Vapotherm, Inc. (a)(b)	4,695	103,290
Varex Imaging Corp. (a)	8,500	201,790
ViewRay, Inc. (a)	28,321	136,224
West Pharmaceutical Services, Inc.	16,801	5,519,465
Wright Medical Group NV (c)	326	0
Zimmer Biomet Holdings, Inc.	46,831	8,296,580
Zynex, Inc. (a)(b)	3,888	57,426
		336,195,458
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	17,295	752,505
Acadia Healthcare Co., Inc. (a)	20,139	1,226,868
Accolade, Inc. (a)	3,403	170,660
AdaptHealth Corp. (a)	16,602	482,454
Addus HomeCare Corp. (a)	3,227	341,417
Amedisys, Inc. (a)	7,370	1,988,795
AmerisourceBergen Corp.	33,470	4,043,176
AMN Healthcare Services, Inc. (a)	10,449	828,606
Anthem, Inc.	55,245	20,959,401
Apollo Medical Holdings, Inc. (a)(b)	2,764	82,063
Brookdale Senior Living, Inc. (a)	39,439	257,931
Cardinal Health, Inc.	66,122	3,989,801
Castle Biosciences, Inc. (a)	4,233	292,204
Centene Corp. (a)	131,516	8,119,823
Chemed Corp.	3,653	1,741,056
Cigna Corp.	79,379	19,766,165
Community Health Systems, Inc. (a)	27,093	302,087
Corvel Corp. (a)	1,946	227,701
Covetrus, Inc. (a)	21,930	628,295
Cross Country Healthcare, Inc. (a)	8,105	107,959
CVS Health Corp.	295,783	22,597,821
DaVita HealthCare Partners, Inc. (a)	16,154	1,882,426
Encompass Health Corp.	22,342	1,895,942
Fulgent Genetics, Inc. (a)(b)	3,849	296,450
Guardant Health, Inc. (a)	19,162	3,046,375
Hanger, Inc. (a)	8,656	215,794
HCA Holdings, Inc.	59,821	12,027,610
HealthEquity, Inc. (a)	18,711	1,421,475
Henry Schein, Inc. (a)	32,087	2,326,308
Humana, Inc.	29,067	12,941,791
InfuSystems Holdings, Inc. (a)	3,817	86,341
Laboratory Corp. of America Holdings (a)	22,046	5,861,370
LHC Group, Inc. (a)	7,182	1,495,795
Magellan Health Services, Inc. (a)	5,048	475,522
McKesson Corp.	36,035	6,758,725
MEDNAX, Inc. (a)	19,075	502,054
Modivcare, Inc. (a)	2,826	395,866
Molina Healthcare, Inc. (a)	13,056	3,330,586
National Healthcare Corp.	2,623	184,423
National Research Corp. Class A	2,787	142,973
Ontrak, Inc. (a)(b)	1,526	49,809
Option Care Health, Inc. (a)	19,009	362,692
Owens & Minor, Inc.	16,667	601,512
Patterson Companies, Inc.	19,480	626,087
Pennant Group, Inc. (a)	6,042	244,218
PetIQ, Inc. Class A (a)(b)	5,274	224,672
Premier, Inc.	15,721	555,737
Progyny, Inc. (a)	8,291	471,841
Quest Diagnostics, Inc.	30,227	3,986,337
R1 RCM, Inc. (a)	27,928	761,876
RadNet, Inc. (a)	9,588	214,196
Select Medical Holdings Corp.	24,848	937,267
Surgery Partners, Inc. (a)	6,373	307,179
Tenet Healthcare Corp. (a)	23,737	1,406,655
The Ensign Group, Inc.	11,741	1,007,965
The Joint Corp. (a)	3,197	177,370
Tivity Health, Inc. (a)	8,008	193,633
Triple-S Management Corp. (a)	4,856	115,136
U.S. Physical Therapy, Inc.	2,979	334,989
UnitedHealth Group, Inc.	213,126	84,994,649
Universal Health Services, Inc. Class B	17,566	2,606,970
		244,375,404
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	32,644	507,941
Cerner Corp.	69,275	5,199,089
Change Healthcare, Inc. (a)	51,265	1,176,532
Computer Programs & Systems, Inc.	2,468	74,089
Evolent Health, Inc. (a)(b)	19,273	417,453
Health Catalyst, Inc. (a)(b)	7,670	444,093
HealthStream, Inc. (a)	5,139	124,158
iCAD, Inc. (a)	5,426	97,885
Inovalon Holdings, Inc. Class A (a)	17,352	524,204
Inspire Medical Systems, Inc. (a)	6,138	1,453,601
NantHealth, Inc. (a)(b)	8,096	20,564
Nextgen Healthcare, Inc. (a)	12,402	227,081
Omnicell, Inc. (a)	9,587	1,390,307
OptimizeRx Corp. (a)(b)	2,994	151,077
Phreesia, Inc. (a)	8,469	438,271
Schrodinger, Inc. (a)(b)	8,149	621,280
Simulations Plus, Inc. (b)	3,264	206,089
Tabula Rasa HealthCare, Inc. (a)(b)	5,019	238,704
Teladoc Health, Inc. (a)(b)	29,428	5,071,916
Veeva Systems, Inc. Class A (a)	30,917	8,732,507
Vocera Communications, Inc. (a)	7,335	265,307
		27,382,148
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	16,477	3,259,151
Adaptive Biotechnologies Corp. (a)	19,095	794,352
Agilent Technologies, Inc.	68,816	9,196,570
Avantor, Inc. (a)	116,279	3,725,579
Bio-Rad Laboratories, Inc. Class A (a)	4,846	3,053,610
Bio-Techne Corp.	8,760	3,744,812
Bruker Corp.	23,154	1,586,512
Charles River Laboratories International, Inc. (a)	11,206	3,725,435
ChromaDex, Inc. (a)	9,501	84,369
Codexis, Inc. (a)(b)	13,187	305,675
Fluidigm Corp. (a)(b)	14,196	71,122
Frontage Holdings Corp. (a)(d)	150,000	102,153
Illumina, Inc. (a)	32,966	12,950,363
IQVIA Holdings, Inc. (a)	43,076	10,109,506
Luminex Corp.	9,952	365,139
Medpace Holdings, Inc. (a)	6,132	1,040,478
Mettler-Toledo International, Inc. (a)	5,292	6,950,089
Nanostring Technologies, Inc. (a)	9,991	795,983
NeoGenomics, Inc. (a)	27,067	1,326,012
Pacific Biosciences of California, Inc. (a)	43,161	1,288,356
PerkinElmer, Inc.	25,327	3,283,139
Personalis, Inc. (a)	5,897	145,302
PPD, Inc. (a)	24,443	1,129,267
PRA Health Sciences, Inc. (a)	14,486	2,417,569
Quanterix Corp. (a)	5,990	366,229
Syneos Health, Inc. (a)	18,661	1,583,386
Thermo Fisher Scientific, Inc.	88,830	41,770,531
Waters Corp. (a)	14,065	4,217,672
		119,388,361
Pharmaceuticals - 3.1%
AcelRx Pharmaceuticals, Inc. (a)	18,538	24,099
Aerie Pharmaceuticals, Inc. (a)(b)	10,898	186,683
Agile Therapeutics, Inc. (a)	14,594	26,999
Amneal Pharmaceuticals, Inc. (a)	24,326	134,036
Amphastar Pharmaceuticals, Inc. (a)	8,102	140,975
Ampio Pharmaceuticals, Inc. (a)(b)	42,328	78,307
ANI Pharmaceuticals, Inc. (a)(b)	1,727	57,475
Aquestive Therapeutics, Inc. (a)(b)	4,628	18,836
Arvinas Holding Co. LLC (a)	7,259	500,435
Axsome Therapeutics, Inc. (a)(b)	6,013	363,546
Aytu BioScience, Inc. (a)	3,105	20,555
Biodelivery Sciences International, Inc. (a)	21,487	74,345
Bristol-Myers Squibb Co.	505,257	31,538,142
Cara Therapeutics, Inc. (a)	9,209	119,257
Catalent, Inc. (a)	38,357	4,314,012
Cerecor, Inc. (a)	14,397	45,207
Chiasma, Inc. (a)	9,390	27,982
Collegium Pharmaceutical, Inc. (a)	7,981	177,976
Corcept Therapeutics, Inc. (a)	23,208	528,910
CorMedix, Inc. (a)(b)	6,812	58,856
CymaBay Therapeutics, Inc. (a)(b)	13,326	57,702
Durect Corp. (a)(b)	44,901	85,312
Elanco Animal Health, Inc. (a)	107,403	3,405,749
Eli Lilly & Co.	179,485	32,804,473
Endo International PLC (a)	53,408	306,028
Evofem Biosciences, Inc. (a)(b)	15,813	23,403
Evolus, Inc. (a)	5,386	49,066
Fulcrum Therapeutics, Inc. (a)	5,620	63,225
Horizon Therapeutics PLC (a)	50,762	4,803,100
Innoviva, Inc. (a)(b)	13,894	159,086
Intra-Cellular Therapies, Inc. (a)(b)	17,177	591,404
Jazz Pharmaceuticals PLC (a)	12,783	2,101,525
Johnson & Johnson	592,731	96,455,116
Kala Pharmaceuticals, Inc. (a)(b)	8,813	68,124
Lannett Co., Inc. (a)	8,822	38,552
Liquidia Technologies, Inc. (a)	6,361	18,065
Marinus Pharmaceuticals, Inc. (a)(b)	8,111	119,313
Merck & Co., Inc.	570,607	42,510,222
Nektar Therapeutics (a)(b)	40,611	796,382
NGM Biopharmaceuticals, Inc. (a)	5,959	163,873
Ocular Therapeutix, Inc. (a)	17,232	316,724
Odonate Therapeutics, Inc. (a)	4,761	15,949
Omeros Corp. (a)(b)	13,016	229,863
Onconova Therapeutics, Inc. (a)	57,836	41,613
OptiNose, Inc. (a)(b)	7,197	25,693
Pacira Biosciences, Inc. (a)	9,861	623,018
Paratek Pharmaceuticals, Inc. (a)(b)	7,467	57,123
Perrigo Co. PLC	30,373	1,264,428
Pfizer, Inc.	1,257,741	48,611,690
Phathom Pharmaceuticals, Inc. (a)	3,356	129,273
Phibro Animal Health Corp. Class A	4,642	113,822
Pliant Therapeutics, Inc. (b)	1,800	60,300
Prestige Brands Holdings, Inc. (a)	11,718	510,436
Provention Bio, Inc. (a)(b)	10,824	77,825
Reata Pharmaceuticals, Inc. (a)(b)	5,853	593,494
Relmada Therapeutics, Inc. (a)(b)	2,617	100,912
Revance Therapeutics, Inc. (a)(b)	15,286	445,128
Royalty Pharma PLC	18,974	834,856
SIGA Technologies, Inc. (a)	9,940	71,270
Strongbridge Biopharma PLC (a)	8,992	22,840
Supernus Pharmaceuticals, Inc. (a)	12,104	368,567
TherapeuticsMD, Inc. (a)(b)	85,018	102,872
Theravance Biopharma, Inc. (a)	10,636	209,955
Tricida, Inc. (a)(b)	5,946	27,649
Viatris, Inc. (a)	272,241	3,620,805
Vyne Therapeutics, Inc. (a)(b)	13,159	65,005
WAVE Life Sciences (a)	7,463	45,897
Xeris Pharmaceuticals, Inc. (a)(b)	9,064	34,715
Zoetis, Inc. Class A	107,310	18,567,849
Zogenix, Inc. (a)	11,788	222,675
Zynerba Pharmaceuticals, Inc. (a)(b)	6,363	28,061
		300,496,660

TOTAL HEALTH CARE		1,275,052,525

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.5%
AAR Corp.	7,051	283,732
Aerojet Rocketdyne Holdings, Inc.	15,961	745,698
AeroVironment, Inc. (a)	5,015	553,506
Astronics Corp. (a)	5,161	89,853
Axon Enterprise, Inc. (a)	14,510	2,199,861
BWX Technologies, Inc.	22,007	1,472,708
Cubic Corp.	7,078	529,718
Curtiss-Wright Corp.	9,573	1,224,387
Ducommun, Inc. (a)	2,310	136,128
General Dynamics Corp.	52,265	9,942,371
HEICO Corp.	9,306	1,310,285
HEICO Corp. Class A	16,771	2,117,842
Hexcel Corp. (a)(b)	18,840	1,062,764
Howmet Aerospace, Inc. (a)	88,185	2,818,393
Huntington Ingalls Industries, Inc.	9,149	1,942,516
Kaman Corp.	6,076	324,155
Kratos Defense & Security Solutions, Inc. (a)	27,588	737,703
L3Harris Technologies, Inc.	46,393	9,706,807
Lockheed Martin Corp.	55,546	21,138,586
Maxar Technologies, Inc.	15,899	617,040
Mercury Systems, Inc. (a)	12,686	954,495
Moog, Inc. Class A	7,112	615,544
National Presto Industries, Inc.	1,066	109,670
Northrop Grumman Corp.	34,947	12,386,615
PAE, Inc. (a)	14,039	125,930
Park Aerospace Corp.	4,440	59,896
Parsons Corp. (a)	4,890	216,774
Raytheon Technologies Corp.	342,649	28,522,103
Spirit AeroSystems Holdings, Inc. Class A	24,077	1,100,078
Teledyne Technologies, Inc. (a)	8,322	3,726,176
Textron, Inc.	51,026	3,277,910
The Boeing Co. (a)	123,869	29,023,745
TransDigm Group, Inc. (a)	12,360	7,585,826
Triumph Group, Inc. (a)	11,807	199,774
Vectrus, Inc. (a)	2,279	119,306
Virgin Galactic Holdings, Inc. (a)(b)	29,322	649,482
		147,627,377
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	13,807	363,400
Atlas Air Worldwide Holdings, Inc. (a)	6,303	428,037
C.H. Robinson Worldwide, Inc.	30,093	2,921,428
Echo Global Logistics, Inc. (a)	5,965	195,056
Expeditors International of Washington, Inc.	38,340	4,212,032
FedEx Corp.	55,020	15,972,856
Forward Air Corp.	6,379	563,202
Hub Group, Inc. Class A (a)	7,903	519,385
United Parcel Service, Inc. Class B	162,151	33,056,103
XPO Logistics, Inc. (a)	23,004	3,200,316
		61,431,815
Airlines - 0.3%
Alaska Air Group, Inc. (a)	27,808	1,922,645
Allegiant Travel Co. (a)	2,930	690,689
American Airlines Group, Inc. (a)(b)	143,728	3,121,772
Delta Air Lines, Inc. (a)	144,886	6,798,051
Hawaiian Holdings, Inc. (a)	11,123	279,299
JetBlue Airways Corp. (a)	70,625	1,437,925
Mesa Air Group, Inc. (a)	6,720	75,667
SkyWest, Inc.	11,703	581,171
Southwest Airlines Co. (a)	133,627	8,389,103
Spirit Airlines, Inc. (a)	21,769	779,766
United Airlines Holdings, Inc. (a)	71,627	3,896,509
		27,972,597
Building Products - 0.6%
A.O. Smith Corp.	30,430	2,061,633
AAON, Inc.	9,260	605,697
Advanced Drain Systems, Inc.	11,079	1,237,081
Allegion PLC	20,372	2,737,589
Alpha PRO Tech Ltd. (a)(b)	2,269	20,330
American Woodmark Corp. (a)	3,675	365,516
Apogee Enterprises, Inc.	5,568	195,604
Armstrong World Industries, Inc.	10,741	1,113,305
Builders FirstSource, Inc. (a)	46,597	2,267,876
Carrier Global Corp.	184,409	8,036,544
Cornerstone Building Brands, Inc. (a)	9,335	131,250
CSW Industrials, Inc.	2,994	405,418
Fortune Brands Home & Security, Inc.	31,494	3,306,240
Gibraltar Industries, Inc. (a)	7,248	665,801
Griffon Corp.	10,391	281,804
Insteel Industries, Inc.	4,507	171,852
Jeld-Wen Holding, Inc. (a)	16,568	483,289
Johnson Controls International PLC	162,353	10,121,086
Lennox International, Inc.	7,704	2,583,459
Masco Corp.	58,314	3,725,098
Masonite International Corp. (a)	5,498	694,342
Owens Corning	23,709	2,295,268
PGT Innovations, Inc. (a)	13,430	353,612
Quanex Building Products Corp.	8,827	240,889
Resideo Technologies, Inc. (a)	32,488	974,965
Simpson Manufacturing Co. Ltd.	9,703	1,093,528
The AZEK Co., Inc.	27,972	1,350,488
Trane Technologies PLC	53,785	9,349,447
Trex Co., Inc. (a)	26,093	2,817,783
UFP Industries, Inc.	13,824	1,161,769
		60,848,563
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	14,986	770,430
ACCO Brands Corp.	21,105	181,081
ADT, Inc. (b)	34,319	315,735
Brady Corp. Class A	11,283	615,713
BrightView Holdings, Inc. (a)	6,575	117,890
Casella Waste Systems, Inc. Class A (a)(b)	10,983	737,069
Cimpress PLC (a)	4,485	427,241
Cintas Corp.	19,972	6,893,136
Clean Harbors, Inc. (a)	11,293	1,004,625
Copart, Inc. (a)	47,084	5,862,429
CoreCivic, Inc.	26,307	204,405
Covanta Holding Corp.	27,289	410,427
Deluxe Corp.	9,536	419,775
Ennis, Inc.	7,173	148,696
Harsco Corp. (a)	17,889	320,750
Healthcare Services Group, Inc.	17,192	514,900
Herman Miller, Inc.	13,297	551,826
HNI Corp.	9,381	397,192
IAA Spinco, Inc. (a)	30,343	1,905,844
Interface, Inc.	13,576	174,316
KAR Auction Services, Inc.	28,913	433,406
Kimball International, Inc. Class B	8,354	121,801
Knoll, Inc.	9,876	236,036
Matthews International Corp. Class A	6,789	280,929
Montrose Environmental Group, Inc. (a)	3,070	166,425
MSA Safety, Inc.	8,118	1,305,050
Pitney Bowes, Inc.	38,837	290,112
R.R. Donnelley & Sons Co. (a)	16,176	70,042
Republic Services, Inc.	47,327	5,030,860
Rollins, Inc.	49,898	1,860,197
SP Plus Corp. (a)	5,619	192,900
Steelcase, Inc. Class A	20,020	276,276
Stericycle, Inc. (a)	20,327	1,550,544
Team, Inc. (a)	6,445	63,612
Tetra Tech, Inc.	12,314	1,571,636
The Brink's Co.	11,378	909,330
U.S. Ecology, Inc. (a)	6,692	284,142
UniFirst Corp.	3,390	760,004
Viad Corp.	4,358	181,554
Waste Management, Inc.	87,593	12,085,206
		49,643,542
Construction & Engineering - 0.2%
AECOM (a)	33,323	2,213,647
Aegion Corp. (a)	7,149	215,185
Ameresco, Inc. Class A (a)	4,851	256,084
API Group Corp. (a)(d)	33,998	722,797
Arcosa, Inc.	11,085	668,315
Argan, Inc.	3,227	161,834
Comfort Systems U.S.A., Inc.	8,142	670,575
Construction Partners, Inc. Class A (a)	8,053	255,522
Dycom Industries, Inc. (a)	6,930	650,103
EMCOR Group, Inc.	12,434	1,489,593
Fluor Corp. (b)	27,866	640,361
Granite Construction, Inc.	10,404	396,392
Great Lakes Dredge & Dock Corp. (a)	13,929	218,685
HC2 Holdings, Inc. (a)	10,732	45,074
IES Holdings, Inc. (a)	4,637	244,787
MasTec, Inc. (a)	12,645	1,319,632
Matrix Service Co. (a)	6,450	85,205
MYR Group, Inc. (a)	3,768	293,527
NV5 Global, Inc. (a)(b)	2,343	211,175
Primoris Services Corp.	10,881	355,373
Quanta Services, Inc.	31,224	3,017,487
Sterling Construction Co., Inc. (a)	5,972	124,516
Tutor Perini Corp. (a)	9,020	145,222
Valmont Industries, Inc.	4,731	1,167,847
Willscot Mobile Mini Holdings (a)	42,572	1,246,082
		16,815,020
Electrical Equipment - 0.7%
Acuity Brands, Inc.	8,080	1,499,002
American Superconductor Corp. (a)(b)	5,280	86,962
AMETEK, Inc.	51,990	7,015,011
Atkore, Inc. (a)	10,335	809,024
AZZ, Inc.	5,519	290,520
Bloom Energy Corp. Class A (a)(b)	27,227	707,085
Eaton Corp. PLC	89,722	12,823,965
Emerson Electric Co.	135,278	12,241,306
Encore Wire Corp.	5,358	400,135
Energous Corp. (a)(b)	7,441	23,216
EnerSys	9,709	889,150
FuelCell Energy, Inc. (a)(b)	72,164	700,712
Generac Holdings, Inc. (a)	14,253	4,617,259
GrafTech International Ltd.	31,376	399,103
Hubbell, Inc. Class B	12,274	2,356,731
nVent Electric PLC	37,677	1,147,265
Orion Energy Systems, Inc. (a)	4,328	26,055
Plug Power, Inc. (a)	113,683	3,241,102
Powell Industries, Inc.	1,561	55,010
Regal Beloit Corp.	9,277	1,339,877
Rockwell Automation, Inc.	26,159	6,912,777
Sensata Technologies, Inc. PLC (a)	35,374	2,042,495
Sunrun, Inc. (a)	36,148	1,771,252
Thermon Group Holdings, Inc. (a)	6,981	133,337
TPI Composites, Inc. (a)	7,311	388,580
Vertiv Holdings Co.	55,291	1,255,106
Vicor Corp. (a)	5,036	464,470
		63,636,507
Industrial Conglomerates - 1.0%
3M Co.	130,502	25,727,164
Carlisle Companies, Inc.	12,129	2,324,523
General Electric Co.	1,978,727	25,960,898
Honeywell International, Inc.	156,648	34,938,770
Raven Industries, Inc.	8,243	334,831
Roper Technologies, Inc.	23,664	10,564,556
		99,850,742
Machinery - 2.0%
AGCO Corp.	13,871	2,024,056
Alamo Group, Inc.	2,293	360,574
Albany International Corp. Class A	7,030	627,357
Allison Transmission Holdings, Inc.	24,890	1,032,188
Altra Industrial Motion Corp.	13,559	800,117
Astec Industries, Inc.	5,028	377,150
Barnes Group, Inc.	10,729	535,592
Blue Bird Corp. (a)	3,234	87,124
Caterpillar, Inc.	122,920	28,039,281
Chart Industries, Inc. (a)	8,026	1,289,216
CIRCOR International, Inc. (a)	4,355	149,681
Colfax Corp. (a)(b)	25,705	1,161,609
Columbus McKinnon Corp. (NY Shares)	5,299	262,353
Crane Co.	11,312	1,064,007
Cummins, Inc.	33,440	8,428,218
Deere & Co.	70,647	26,199,440
Donaldson Co., Inc.	28,692	1,804,153
Douglas Dynamics, Inc.	4,973	222,442
Dover Corp.	32,345	4,825,551
Energy Recovery, Inc. (a)	8,921	189,125
Enerpac Tool Group Corp. Class A	13,598	361,707
EnPro Industries, Inc.	4,526	387,652
ESCO Technologies, Inc.	5,953	647,448
Evoqua Water Technologies Corp. (a)	26,482	756,856
ExOne Co. (a)	3,579	83,212
Federal Signal Corp.	13,734	569,000
Flowserve Corp.	29,696	1,177,149
Fortive Corp.	76,405	5,411,002
Franklin Electric Co., Inc.	8,967	728,748
Gorman-Rupp Co.	4,377	151,094
Graco, Inc.	38,150	2,929,920
Helios Technologies, Inc.	7,149	516,730
Hillenbrand, Inc.	17,142	841,501
Hyster-Yale Materials Handling Class A	2,174	175,768
IDEX Corp.	17,095	3,832,699
Illinois Tool Works, Inc.	64,774	14,927,816
Ingersoll Rand, Inc. (a)	83,750	4,138,088
ITT, Inc.	19,421	1,831,595
John Bean Technologies Corp.	7,221	1,049,789
Kadant, Inc.	2,613	465,192
Kennametal, Inc.	18,623	747,900
Lincoln Electric Holdings, Inc.	13,480	1,726,114
Lindsay Corp.	2,440	404,503
Lydall, Inc. (a)	3,889	143,310
Manitowoc Co., Inc. (a)	7,844	179,471
Meritor, Inc. (a)	16,610	448,968
Middleby Corp. (a)	12,493	2,265,231
Miller Industries, Inc.	3,392	145,924
Mueller Industries, Inc.	12,977	582,278
Mueller Water Products, Inc. Class A	36,159	519,243
Navistar International Corp. (a)	11,075	490,069
Nikola Corp. (a)(b)	30,731	355,558
NN, Inc. (a)	12,576	91,805
Nordson Corp.	12,101	2,558,272
Omega Flex, Inc.	647	102,873
Oshkosh Corp.	15,304	1,904,277
Otis Worldwide Corp.	91,925	7,158,200
PACCAR, Inc.	78,407	7,047,221
Parker Hannifin Corp.	29,091	9,129,047
Pentair PLC	37,247	2,402,804
Proto Labs, Inc. (a)(b)	6,123	686,143
RBC Bearings, Inc. (a)	5,604	1,117,606
REV Group, Inc.	6,566	119,764
Rexnord Corp.	26,864	1,341,320
Snap-On, Inc.	12,297	2,921,767
SPX Corp. (a)	10,604	643,239
SPX Flow, Inc.	9,824	654,180
Standex International Corp.	2,656	251,842
Stanley Black & Decker, Inc.	36,269	7,499,341
Tennant Co.	3,878	306,013
Terex Corp.	15,870	745,731
The Greenbrier Companies, Inc. (b)	7,735	365,401
The Shyft Group, Inc.	6,880	243,690
Timken Co.	15,228	1,277,172
Toro Co.	24,123	2,764,496
TriMas Corp. (a)	9,091	289,457
Trinity Industries, Inc.	18,362	507,526
Wabash National Corp.	11,115	195,735
Watts Water Technologies, Inc. Class A	6,010	748,546
Welbilt, Inc. (a)	29,630	661,934
Westinghouse Air Brake Co.	39,920	3,276,234
Woodward, Inc.	13,138	1,642,381
Xylem, Inc.	40,574	4,489,513
		191,614,299
Marine - 0.0%
Genco Shipping & Trading Ltd.	6,418	98,452
Kirby Corp. (a)	13,272	845,426
Matson, Inc.	9,601	627,233
		1,571,111
Professional Services - 0.7%
Acacia Research Corp. (a)	9,052	55,036
ASGN, Inc. (a)	11,847	1,246,067
Barrett Business Services, Inc.	1,658	121,581
Booz Allen Hamilton Holding Corp. Class A	30,944	2,566,805
CACI International, Inc. Class A (a)	5,653	1,440,724
CBIZ, Inc. (a)	11,520	386,957
CoreLogic, Inc.	16,365	1,304,291
CoStar Group, Inc. (a)	8,916	7,618,098
CRA International, Inc.	1,695	136,041
Dun & Bradstreet Holdings, Inc. (a)(b)	30,307	720,094
Equifax, Inc.	27,511	6,306,347
Exponent, Inc.	11,908	1,147,098
Forrester Research, Inc. (a)(b)	2,276	98,892
Franklin Covey Co. (a)	1,887	57,629
FTI Consulting, Inc. (a)	7,746	1,075,532
Heidrick & Struggles International, Inc.	4,128	174,614
Huron Consulting Group, Inc. (a)	5,097	286,757
ICF International, Inc.	3,817	347,576
IHS Markit Ltd.	83,998	9,036,505
Insperity, Inc.	7,971	697,781
Jacobs Engineering Group, Inc.	29,244	3,907,291
KBR, Inc.	31,744	1,255,793
Kelly Services, Inc. Class A (non-vtg.) (a)	8,563	214,503
Kforce, Inc.	4,373	245,063
Korn Ferry	12,261	832,399
Leidos Holdings, Inc.	30,062	3,044,679
Manpower, Inc.	12,504	1,511,609
ManTech International Corp. Class A	6,209	529,938
Nielsen Holdings PLC	81,513	2,090,808
Resources Connection, Inc.	8,286	116,915
Robert Half International, Inc.	25,388	2,224,243
Science Applications International Corp.	13,253	1,185,083
TransUnion Holding Co., Inc.	43,188	4,517,033
TriNet Group, Inc. (a)	9,072	714,057
TrueBlue, Inc. (a)	7,567	214,146
Upwork, Inc. (a)	20,651	951,185
Verisk Analytics, Inc.	36,766	6,919,361
Willdan Group, Inc. (a)	2,461	93,936
		65,392,467
Road & Rail - 1.2%
AMERCO	2,017	1,203,403
ArcBest Corp.	6,036	439,179
Avis Budget Group, Inc. (a)	11,502	1,030,694
Covenant Transport Group, Inc. Class A (a)	1,961	42,181
CSX Corp.	171,724	17,301,193
Daseke, Inc. (a)	15,364	116,613
Heartland Express, Inc.	10,227	190,120
J.B. Hunt Transport Services, Inc.	18,852	3,218,225
Kansas City Southern	20,500	5,990,305
Knight-Swift Transportation Holdings, Inc. Class A	27,820	1,310,878
Landstar System, Inc.	8,832	1,521,577
Lyft, Inc. (a)	57,691	3,211,081
Marten Transport Ltd.	12,283	205,372
Norfolk Southern Corp.	56,732	15,841,844
Old Dominion Freight Lines, Inc.	21,664	5,585,196
Ryder System, Inc.	12,170	971,653
Saia, Inc. (a)	6,084	1,426,698
Schneider National, Inc. Class B	7,759	188,001
U.S. Xpress Enterprises, Inc. (a)	3,204	32,809
Uber Technologies, Inc. (a)	331,319	18,146,342
Union Pacific Corp.	150,912	33,516,046
Werner Enterprises, Inc.	13,323	615,922
Yellow Corp. (a)(b)	9,861	90,425
		112,195,757
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	24,033	1,122,581
Applied Industrial Technologies, Inc.	8,725	834,634
Beacon Roofing Supply, Inc. (a)	12,098	681,480
BlueLinx Corp. (a)	2,071	104,523
Boise Cascade Co.	8,985	599,479
CAI International, Inc.	3,514	149,521
DXP Enterprises, Inc. (a)	3,500	102,445
Fastenal Co.	129,901	6,791,224
GATX Corp. (b)	7,768	759,011
GMS, Inc. (a)	9,902	432,816
H&E Equipment Services, Inc.	6,683	259,969
Herc Holdings, Inc. (a)	5,568	587,981
McGrath RentCorp.	5,341	437,855
MRC Global, Inc. (a)	12,790	120,482
MSC Industrial Direct Co., Inc. Class A	11,087	999,604
NOW, Inc. (a)	24,008	235,759
Rush Enterprises, Inc. Class A	9,563	472,030
SiteOne Landscape Supply, Inc. (a)	9,937	1,782,499
Systemax, Inc.	3,402	145,333
Textainer Group Holdings Ltd. (a)	9,357	239,726
Titan Machinery, Inc. (a)	4,747	123,944
Triton International Ltd.	15,406	772,919
United Rentals, Inc. (a)	16,333	5,225,743
Univar, Inc. (a)	37,637	878,824
Veritiv Corp. (a)	2,688	112,573
W.W. Grainger, Inc.	9,973	4,323,694
Watsco, Inc.	7,444	2,180,050
WESCO International, Inc. (a)	10,149	930,866
		31,407,565
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	16,877	562,173

TOTAL INDUSTRIALS		930,569,535

INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 0.8%
ADTRAN, Inc.	10,927	186,742
Applied Optoelectronics, Inc. (a)(b)	4,366	32,352
Arista Networks, Inc. (a)	12,376	3,900,544
CalAmp Corp. (a)	8,247	113,396
Calix Networks, Inc. (a)	12,579	531,966
Casa Systems, Inc. (a)	6,632	52,028
Ciena Corp. (a)	34,859	1,759,334
Cisco Systems, Inc.	952,280	48,480,575
Clearfield, Inc. (a)	2,420	83,127
CommScope Holding Co., Inc. (a)	45,287	744,971
Comtech Telecommunications Corp.	5,391	129,276
Digi International, Inc. (a)	6,834	122,124
EchoStar Holding Corp. Class A (a)	11,155	272,740
Extreme Networks, Inc. (a)	29,816	339,306
F5 Networks, Inc. (a)	13,914	2,598,579
Harmonic, Inc. (a)	21,010	164,298
Infinera Corp. (a)(b)	45,216	416,892
Inseego Corp. (a)(b)	13,454	119,472
Juniper Networks, Inc.	74,245	1,885,081
Lumentum Holdings, Inc. (a)	17,121	1,456,141
Motorola Solutions, Inc.	38,179	7,189,106
NETGEAR, Inc. (a)	6,586	245,065
NetScout Systems, Inc. (a)	17,951	470,226
Plantronics, Inc. (a)	8,806	352,152
Resonant, Inc. (a)	7,916	25,885
Ribbon Communications, Inc. (a)	25,354	171,140
ViaSat, Inc. (a)(b)	14,640	758,206
Viavi Solutions, Inc. (a)	50,260	822,254
		73,422,978
Electronic Equipment & Components - 0.8%
Airgain, Inc. (a)	2,184	51,608
Akoustis Technologies, Inc. (a)(b)	10,519	118,128
Amphenol Corp. Class A	135,301	9,111,169
Arlo Technologies, Inc. (a)	19,981	122,484
Arrow Electronics, Inc. (a)	16,579	1,891,167
Avnet, Inc.	22,052	968,524
Badger Meter, Inc.	6,593	615,720
Belden, Inc.	10,282	445,005
Benchmark Electronics, Inc.	8,085	242,712
CDW Corp.	31,802	5,671,251
Cognex Corp.	40,166	3,459,096
Coherent, Inc. (a)	5,527	1,436,965
Corning, Inc.	173,479	7,669,507
CTS Corp.	7,904	257,038
Dolby Laboratories, Inc. Class A	14,665	1,488,058
ePlus, Inc. (a)	3,249	326,070
Fabrinet (a)	8,443	722,890
FARO Technologies, Inc. (a)	4,054	307,476
FLIR Systems, Inc.	29,460	1,766,716
II-VI, Inc. (a)(b)	23,652	1,587,995
Insight Enterprises, Inc. (a)	8,105	813,499
Intellicheck, Inc. (a)	2,646	26,381
IPG Photonics Corp. (a)	8,031	1,743,610
Itron, Inc. (a)	9,966	896,342
Jabil, Inc.	30,373	1,592,153
Keysight Technologies, Inc. (a)	42,053	6,070,351
Kimball Electronics, Inc. (a)	5,774	132,860
Knowles Corp. (a)	21,266	444,459
Littelfuse, Inc.	5,505	1,460,146
Luna Innovations, Inc. (a)	7,230	81,988
Methode Electronics, Inc. Class A	8,896	399,697
MicroVision, Inc. (a)(b)	33,147	505,492
Napco Security Technolgies, Inc. (a)	2,609	86,906
National Instruments Corp.	29,215	1,209,793
nLIGHT, Inc. (a)(b)	8,515	249,830
Novanta, Inc. (a)	7,819	1,029,840
OSI Systems, Inc. (a)	3,777	364,745
Par Technology Corp. (a)(b)	4,565	374,969
PC Connection, Inc.	2,114	95,870
Plexus Corp. (a)	6,428	594,204
Rogers Corp. (a)	4,142	811,169
Sanmina Corp. (a)	14,978	611,702
ScanSource, Inc. (a)	5,599	169,258
SYNNEX Corp.	9,241	1,120,009
TE Connectivity Ltd.	74,619	10,034,017
Trimble, Inc. (a)	56,777	4,655,714
TTM Technologies, Inc. (a)(b)	20,498	307,470
Vishay Intertechnology, Inc.	30,900	759,213
Vishay Precision Group, Inc. (a)	3,213	102,430
Vontier Corp. (a)	38,142	1,195,370
Wrap Technologies, Inc. (a)(b)	4,906	28,847
Zebra Technologies Corp. Class A (a)	12,074	5,888,973
		82,116,886
IT Services - 5.2%
Accenture PLC Class A	142,840	41,419,315
Affirm Holdings, Inc. (b)	7,234	509,997
Akamai Technologies, Inc. (a)	36,946	4,016,030
Alliance Data Systems Corp.	11,233	1,323,809
Amdocs Ltd.	29,438	2,259,072
Automatic Data Processing, Inc.	96,554	18,054,632
BigCommerce Holdings, Inc. (a)(b)	2,781	166,693
Black Knight, Inc. (a)	35,596	2,577,862
BM Technologies, Inc.	997	8,803
Brightcove, Inc. (a)	8,458	122,810
Broadridge Financial Solutions, Inc.	26,208	4,157,375
Cardtronics PLC (a)	7,824	303,884
Cass Information Systems, Inc.	2,493	114,404
Cognizant Technology Solutions Corp. Class A	119,763	9,628,945
Concentrix Corp. (a)	9,351	1,452,958
Conduent, Inc. (a)	38,168	259,542
CSG Systems International, Inc.	7,316	336,463
DXC Technology Co.	57,242	1,883,834
EPAM Systems, Inc. (a)	12,676	5,802,439
Euronet Worldwide, Inc. (a)	11,832	1,697,064
EVERTEC, Inc.	13,347	532,545
EVO Payments, Inc. Class A (a)	11,479	327,266
ExlService Holdings, Inc. (a)	7,759	716,776
Fastly, Inc. Class A (a)(b)	19,369	1,237,098
Fidelity National Information Services, Inc.	139,974	21,402,025
Fiserv, Inc. (a)	129,782	15,589,414
FleetCor Technologies, Inc. (a)	18,838	5,420,069
Gartner, Inc. (a)	20,043	3,926,023
Genpact Ltd.	39,970	1,899,774
Global Payments, Inc.	66,601	14,294,573
GoDaddy, Inc. (a)	38,128	3,310,273
GreenSky, Inc. Class A (a)	10,193	62,075
Grid Dynamics Holdings, Inc. (a)	4,331	62,410
GTT Communications, Inc. (a)(b)	5,841	9,404
Hackett Group, Inc.	6,273	104,320
i3 Verticals, Inc. Class A (a)(b)	4,142	137,597
IBM Corp.	201,479	28,585,841
International Money Express, Inc. (a)	5,781	91,224
Jack Henry & Associates, Inc.	17,118	2,787,324
Limelight Networks, Inc. (a)	32,118	100,529
Liveramp Holdings, Inc. (a)	15,309	749,835
MasterCard, Inc. Class A	197,698	75,532,498
Maximus, Inc.	13,947	1,278,103
MoneyGram International, Inc. (a)	12,747	87,954
MongoDB, Inc. Class A (a)	11,636	3,461,245
Okta, Inc. (a)	27,806	7,499,278
Paychex, Inc.	72,512	7,069,195
PayPal Holdings, Inc. (a)	264,183	69,292,559
Paysign, Inc. (a)(b)	4,632	17,694
Perficient, Inc. (a)	7,187	471,539
Perspecta, Inc.	30,461	891,593
Rackspace Technology, Inc. (a)(b)	8,085	201,074
Repay Holdings Corp. (a)(b)	17,295	395,191
Sabre Corp. (b)	70,841	1,061,198
Sezzle, Inc. unit (a)	19,989	148,288
Shift4 Payments, Inc.	8,032	794,284
Snowflake Computing, Inc.	13,456	3,116,275
Square, Inc. (a)	87,962	21,534,857
Switch, Inc. Class A	20,098	373,220
Sykes Enterprises, Inc. (a)	9,135	400,387
The Western Union Co.	92,285	2,377,262
Ttec Holdings, Inc.	4,157	422,892
Tucows, Inc. (a)	2,115	166,260
Twilio, Inc. Class A (a)	36,139	13,291,924
Unisys Corp. (a)	14,167	340,008
VeriSign, Inc. (a)	22,478	4,917,512
Verra Mobility Corp. (a)	31,223	419,637
Visa, Inc. Class A	382,359	89,303,768
WEX, Inc. (a)	9,959	2,043,686
		504,351,707
Semiconductors & Semiconductor Equipment - 4.9%
ACM Research, Inc. (a)	2,338	184,585
Advanced Energy Industries, Inc.	8,524	940,282
Advanced Micro Devices, Inc. (a)	273,284	22,305,440
Alpha & Omega Semiconductor Ltd. (a)	4,385	136,374
Ambarella, Inc. (a)	7,850	765,297
Amkor Technology, Inc.	23,822	481,681
Analog Devices, Inc.	83,118	12,730,353
Applied Materials, Inc.	207,019	27,473,491
Atomera, Inc. (a)(b)	4,668	77,676
Axcelis Technologies, Inc. (a)	7,591	315,254
AXT, Inc. (a)	8,398	82,804
Broadcom, Inc.	92,014	41,976,787
Brooks Automation, Inc.	16,880	1,710,450
Ceva, Inc. (a)	4,874	270,215
Cirrus Logic, Inc. (a)	13,289	988,834
CMC Materials, Inc.	6,665	1,222,561
Cohu, Inc.	10,393	415,824
Cree, Inc. (a)(b)	25,879	2,572,890
CyberOptics Corp. (a)	1,782	58,788
Diodes, Inc. (a)	9,502	729,849
DSP Group, Inc. (a)	4,142	57,532
Enphase Energy, Inc. (a)	29,182	4,063,594
Entegris, Inc.	30,350	3,416,803
First Solar, Inc. (a)	19,212	1,470,294
FormFactor, Inc. (a)	17,552	687,161
Ichor Holdings Ltd. (a)	6,602	368,194
Impinj, Inc. (a)(b)	4,898	232,459
Intel Corp.	916,306	52,715,084
KLA Corp.	34,824	10,981,748
Kopin Corp. (a)	15,917	130,838
Kulicke & Soffa Industries, Inc.	13,802	784,644
Lam Research Corp.	32,246	20,007,031
Lattice Semiconductor Corp. (a)	30,687	1,543,863
MACOM Technology Solutions Holdings, Inc. (a)	10,654	603,123
Marvell Technology, Inc.	179,688	8,123,694
Maxim Integrated Products, Inc.	60,484	5,685,496
MaxLinear, Inc. Class A (a)	15,241	548,524
Microchip Technology, Inc.	60,910	9,154,164
Micron Technology, Inc. (a)	252,475	21,730,523
MKS Instruments, Inc.	12,469	2,233,323
Monolithic Power Systems, Inc.	9,650	3,487,317
NeoPhotonics Corp. (a)	10,731	100,442
NVE Corp.	999	76,453
NVIDIA Corp.	139,813	83,940,929
NXP Semiconductors NV	62,489	12,029,757
ON Semiconductor Corp. (a)	93,556	3,648,684
Onto Innovation, Inc. (a)	11,411	781,882
PDF Solutions, Inc. (a)	7,788	138,081
Photronics, Inc. (a)	13,865	176,086
Pixelworks, Inc. (a)	8,123	23,963
Power Integrations, Inc.	13,874	1,148,906
Qorvo, Inc. (a)	25,474	4,793,443
Qualcomm, Inc.	256,102	35,546,958
Rambus, Inc. (a)(b)	23,816	452,028
Semtech Corp. (a)	14,513	983,111
Silicon Laboratories, Inc. (a)	9,939	1,400,902
SiTime Corp. (a)	2,849	263,675
Skyworks Solutions, Inc.	37,218	6,748,740
SMART Global Holdings, Inc. (a)(b)	3,259	150,403
SolarEdge Technologies, Inc. (a)	11,613	3,060,490
SunPower Corp. (a)(b)	18,200	467,558
Synaptics, Inc. (a)	7,954	1,112,526
Teradyne, Inc.	37,752	4,722,020
Texas Instruments, Inc.	207,313	37,422,070
Ultra Clean Holdings, Inc. (a)	10,106	516,113
Universal Display Corp.	9,703	2,170,464
Veeco Instruments, Inc. (a)	11,777	270,989
Xilinx, Inc.	55,523	7,104,723
		472,716,240
Software - 8.8%
2U, Inc. (a)(b)	16,531	648,842
8x8, Inc. (a)	24,643	810,508
A10 Networks, Inc. (a)	13,064	113,396
ACI Worldwide, Inc. (a)	26,418	998,072
Adobe, Inc. (a)	108,018	54,909,870
Agilysys, Inc. (a)	4,297	216,612
Alarm.com Holdings, Inc. (a)	10,031	900,383
Altair Engineering, Inc. Class A (a)(b)	10,349	672,685
Alteryx, Inc. Class A (a)	13,103	1,071,170
American Software, Inc. Class A	6,594	136,430
Anaplan, Inc. (a)	32,057	1,912,200
ANSYS, Inc. (a)	19,660	7,188,876
AppFolio, Inc. (a)(b)	3,890	562,611
Appian Corp. Class A (a)(b)	8,709	1,055,357
Aspen Technology, Inc. (a)	15,378	2,012,058
Autodesk, Inc. (a)	49,638	14,489,829
Avalara, Inc. (a)	19,457	2,757,251
Avaya Holdings Corp. (a)	16,889	485,897
Benefitfocus, Inc. (a)	5,716	77,280
Bill.Com Holdings, Inc. (a)	13,938	2,155,233
Blackbaud, Inc. (a)	11,086	788,436
BlackLine, Inc. (a)(b)	11,666	1,353,956
Bottomline Technologies, Inc. (a)	8,837	429,125
Box, Inc. Class A (a)	31,910	679,683
Cadence Design Systems, Inc. (a)	63,151	8,321,407
CDK Global, Inc.	27,686	1,483,693
Cerence, Inc. (a)(b)	8,606	829,704
Ceridian HCM Holding, Inc. (a)	29,506	2,787,727
ChannelAdvisor Corp. (a)	6,789	143,587
Citrix Systems, Inc.	27,673	3,427,301
Cloudera, Inc. (a)	48,223	611,950
Cloudflare, Inc. (a)	42,233	3,578,824
CommVault Systems, Inc. (a)	10,797	750,499
Cornerstone OnDemand, Inc. (a)	13,648	604,129
Coupa Software, Inc. (a)	16,224	4,364,905
Crowdstrike Holdings, Inc. (a)	42,503	8,862,301
Datadog, Inc. Class A (a)	46,464	3,985,217
Digimarc Corp. (a)(b)	3,439	115,997
Digital Turbine, Inc. (a)	17,074	1,287,892
DocuSign, Inc. (a)	42,138	9,394,246
Domo, Inc. Class B (a)	6,041	388,376
Dropbox, Inc. Class A (a)	67,556	1,736,189
Duck Creek Technologies, Inc. (a)	7,027	292,183
Dynatrace, Inc. (a)	41,453	2,157,214
Ebix, Inc.	5,012	150,911
eGain Communications Corp. (a)	3,833	37,678
Elastic NV (a)(b)	14,206	1,713,528
Envestnet, Inc. (a)	12,027	887,953
Everbridge, Inc. (a)	8,194	1,087,426
Fair Isaac Corp. (a)	6,615	3,449,127
FireEye, Inc. (a)	53,200	1,057,350
Five9, Inc. (a)	15,044	2,827,821
Fortinet, Inc. (a)	30,629	6,255,361
Guidewire Software, Inc. (a)	18,817	1,985,382
HubSpot, Inc. (a)	9,846	5,183,427
Intelligent Systems Corp. (a)	1,650	63,228
InterDigital, Inc.	6,797	471,848
Intuit, Inc.	61,769	25,458,711
j2 Global, Inc. (a)(b)	9,625	1,164,625
Jamf Holding Corp. (a)	6,530	238,476
LivePerson, Inc. (a)	13,936	761,602
Manhattan Associates, Inc. (a)	14,539	1,995,332
Medallia, Inc. (a)(b)	18,342	540,906
Microsoft Corp.	1,700,615	428,861,091
MicroStrategy, Inc. Class A (a)(b)	1,721	1,130,972
Mimecast Ltd. (a)	13,394	581,567
Mitek Systems, Inc. (a)	9,684	156,978
Model N, Inc. (a)(b)	6,709	266,884
nCino, Inc. (a)(b)	3,116	203,755
New Relic, Inc. (a)	12,302	791,019
NortonLifeLock, Inc.	130,694	2,824,297
Nuance Communications, Inc. (a)	64,352	3,421,596
Nutanix, Inc. Class A (a)	42,895	1,159,881
Onespan, Inc. (a)	7,327	196,437
Oracle Corp.	418,160	31,692,346
Pagerduty, Inc. (a)(b)	12,880	546,885
Palo Alto Networks, Inc. (a)	21,930	7,749,843
Paycom Software, Inc. (a)	11,141	4,282,712
Paylocity Holding Corp. (a)	8,500	1,642,540
Pegasystems, Inc.	8,911	1,131,162
Ping Identity Holding Corp. (a)(b)	7,813	189,700
Progress Software Corp.	9,623	420,140
Proofpoint, Inc. (a)	12,977	2,233,471
PROS Holdings, Inc. (a)	8,947	384,542
PTC, Inc. (a)	23,695	3,102,623
Q2 Holdings, Inc. (a)	11,659	1,212,769
QAD, Inc. Class A	2,641	186,692
Qualys, Inc. (a)(b)	7,537	763,950
Rapid7, Inc. (a)	11,675	948,594
RingCentral, Inc. (a)	18,074	5,764,702
SailPoint Technologies Holding, Inc. (a)	20,440	998,085
Salesforce.com, Inc. (a)	206,937	47,661,730
SecureWorks Corp. (a)	830	10,798
ServiceNow, Inc. (a)	44,245	22,404,341
ShotSpotter, Inc. (a)(b)	1,573	54,961
Slack Technologies, Inc. Class A (a)	112,797	4,782,593
Smartsheet, Inc. (a)	26,112	1,548,442
Smith Micro Software, Inc. (a)	9,703	54,531
SolarWinds, Inc. (a)(b)	15,914	268,310
Splunk, Inc. (a)	36,668	4,635,569
Sprout Social, Inc. (a)	6,320	418,953
SPS Commerce, Inc. (a)	7,957	815,115
SS&C Technologies Holdings, Inc.	50,566	3,753,009
SVMK, Inc. (a)	28,076	505,087
Synchronoss Technologies, Inc. (a)	6,287	20,999
Synopsys, Inc. (a)	34,529	8,530,735
Tenable Holdings, Inc. (a)	15,105	566,362
Teradata Corp. (a)	24,391	1,206,623
The Trade Desk, Inc. (a)	9,625	7,019,609
Tyler Technologies, Inc. (a)	9,192	3,905,313
Upland Software, Inc. (a)	5,572	276,148
Varonis Systems, Inc. (a)	23,355	1,236,647
Verint Systems, Inc. (a)	14,883	722,867
Veritone, Inc. (a)(b)	5,331	128,584
Vertex, Inc. Class A (a)	5,259	107,441
VirnetX Holding Corp. (b)	13,724	63,954
VMware, Inc. Class A (a)(b)	18,207	2,928,232
Vobile Group Ltd. (a)	45,000	196,389
Workday, Inc. Class A (a)	41,546	10,261,862
Workiva, Inc. (a)	9,215	866,210
Xperi Holding Corp.	23,552	483,994
Yext, Inc. (a)	20,632	287,816
Zendesk, Inc. (a)	26,451	3,865,814
Zix Corp. (a)	12,365	97,498
Zoom Video Communications, Inc. Class A (a)	46,193	14,761,897
Zscaler, Inc. (a)	16,845	3,160,796
Zuora, Inc. (a)	24,527	397,337
		857,731,592
Technology Hardware, Storage & Peripherals - 5.2%
3D Systems Corp. (a)	27,706	596,787
Apple, Inc.	3,558,834	467,844,284
Avid Technology, Inc. (a)	9,286	211,164
Dell Technologies, Inc. (a)	53,414	5,252,199
Diebold Nixdorf, Inc. (a)	16,851	252,934
Eastman Kodak Co. (a)(b)	12,488	93,160
Hewlett Packard Enterprise Co.	295,073	4,727,069
HP, Inc.	282,595	9,639,315
Immersion Corp. (a)	3,990	34,194
NCR Corp. (a)	29,501	1,349,671
NetApp, Inc.	50,119	3,743,388
Pure Storage, Inc. Class A (a)	56,295	1,138,285
Razer, Inc. (a)(d)	990,000	354,311
Seagate Technology LLC	45,376	4,212,708
Super Micro Computer, Inc. (a)	9,418	348,654
Western Digital Corp.	69,330	4,896,778
Xerox Holdings Corp.	37,272	899,746
		505,594,647

TOTAL INFORMATION TECHNOLOGY		2,495,934,050

MATERIALS - 2.9%
Chemicals - 1.8%
AdvanSix, Inc. (a)	6,438	187,217
Air Products & Chemicals, Inc.	49,908	14,397,460
Albemarle Corp. U.S.	26,400	4,439,688
American Vanguard Corp.	5,948	117,651
Amyris, Inc. (a)	37,828	550,776
Ashland Global Holdings, Inc.	12,236	1,054,866
Avient Corp.	20,539	1,042,765
Axalta Coating Systems Ltd. (a)	46,613	1,486,489
Balchem Corp.	7,476	950,872
Cabot Corp.	13,214	725,184
Celanese Corp. Class A	25,951	4,065,224
CF Industries Holdings, Inc.	48,093	2,338,763
Chase Corp.	1,606	190,215
Corteva, Inc.	167,894	8,186,511
Dow, Inc.	168,463	10,528,938
DuPont de Nemours, Inc.	121,558	9,373,337
Eastman Chemical Co.	31,013	3,578,590
Ecolab, Inc.	56,128	12,579,407
Element Solutions, Inc.	48,511	1,061,421
Ferro Corp. (a)	18,711	311,725
FMC Corp.	29,225	3,455,564
FutureFuel Corp.	5,729	72,758
GCP Applied Technologies, Inc. (a)	10,215	262,423
H.B. Fuller Co.	11,934	797,430
Hawkins, Inc.	4,798	160,013
Huntsman Corp.	44,586	1,278,281
Ingevity Corp. (a)	9,130	712,870
Innospec, Inc.	5,472	533,028
International Flavors & Fragrances, Inc.	56,128	7,979,718
Intrepid Potash, Inc. (a)	2,219	71,363
Koppers Holdings, Inc. (a)	4,957	164,771
Kraton Performance Polymers, Inc. (a)	6,852	245,028
Kronos Worldwide, Inc.	3,880	65,960
Linde PLC	117,788	33,668,522
Livent Corp. (a)(b)	32,554	586,623
Loop Industries, Inc. (a)(b)	4,156	35,825
LyondellBasell Industries NV Class A	58,289	6,046,901
Minerals Technologies, Inc.	8,092	632,309
NewMarket Corp.	1,615	559,743
Olin Corp.	31,841	1,370,118
Orion Engineered Carbons SA	13,087	259,908
PPG Industries, Inc.	53,438	9,150,723
PQ Group Holdings, Inc.	8,542	119,588
Quaker Chemical Corp. (b)	2,978	721,718
Rayonier Advanced Materials, Inc. (a)	14,854	135,023
RPM International, Inc.	29,357	2,784,218
Sensient Technologies Corp.	9,852	810,228
Sherwin-Williams Co.	54,567	14,944,264
Stepan Co.	5,018	655,652
The Chemours Co. LLC	37,312	1,126,822
The Mosaic Co.	77,502	2,726,520
The Scotts Miracle-Gro Co. Class A	9,220	2,131,295
Tredegar Corp.	4,991	72,968
Trinseo SA	8,969	555,271
Tronox Holdings PLC	24,445	518,234
Valvoline, Inc.	40,674	1,277,164
W.R. Grace & Co.	14,122	970,605
Westlake Chemical Corp.	7,900	741,731
		175,568,279
Construction Materials - 0.1%
Eagle Materials, Inc.	9,437	1,303,627
Forterra, Inc. (a)	3,739	87,717
Martin Marietta Materials, Inc.	14,101	4,979,345
Summit Materials, Inc. (a)	25,676	739,212
U.S. Concrete, Inc. (a)(b)	3,579	226,944
Vulcan Materials Co.	29,969	5,341,675
		12,678,520
Containers & Packaging - 0.4%
Amcor PLC	352,401	4,140,712
Aptargroup, Inc.	14,622	2,205,144
Avery Dennison Corp.	18,795	4,025,325
Ball Corp.	74,029	6,932,076
Berry Global Group, Inc. (a)	30,311	1,928,386
Crown Holdings, Inc.	30,281	3,324,854
Graphic Packaging Holding Co.	59,596	1,105,506
Greif, Inc. Class A	6,167	373,165
International Paper Co.	89,069	5,166,002
Myers Industries, Inc.	7,577	170,937
O-I Glass, Inc. (a)	34,935	576,078
Packaging Corp. of America	21,248	3,137,267
Ranpak Holdings Corp. (A Shares) (a)	8,331	160,205
Sealed Air Corp.	34,540	1,706,276
Silgan Holdings, Inc.	17,186	724,734
Sonoco Products Co.	22,259	1,457,074
WestRock Co.	59,458	3,314,784
		40,448,525
Metals & Mining - 0.5%
Alcoa Corp. (a)	41,955	1,537,231
Allegheny Technologies, Inc. (a)(b)	28,379	660,096
Arconic Rolled Products Corp. (a)	21,837	624,538
Carpenter Technology Corp.	11,146	422,099
Century Aluminum Co. (a)	11,108	173,951
Cleveland-Cliffs, Inc.	103,292	1,844,795
Coeur d'Alene Mines Corp. (a)	54,946	443,964
Commercial Metals Co.	26,984	788,472
Compass Minerals International, Inc.	7,903	536,772
Coronado Global Resources, Inc. unit (a)(c)(d)	123,405	56,564
Freeport-McMoRan, Inc.	329,030	12,407,721
Gold Resource Corp.	13,060	35,131
Haynes International, Inc.	2,872	83,977
Hecla Mining Co.	119,836	708,231
Kaiser Aluminum Corp.	3,679	443,209
Materion Corp.	4,774	338,047
McEwen Mining, Inc. (a)(b)	55,461	66,553
Newmont Corp.	180,590	11,270,622
Nucor Corp.	67,413	5,545,393
Reliance Steel & Aluminum Co.	14,246	2,283,776
Royal Gold, Inc.	14,650	1,638,749
Ryerson Holding Corp. (a)	3,007	47,751
Schnitzer Steel Industries, Inc. Class A	6,331	298,887
Steel Dynamics, Inc.	45,014	2,440,659
SunCoke Energy, Inc.	17,888	120,744
TimkenSteel Corp. (a)	8,927	107,303
United States Steel Corp.	59,695	1,373,582
Warrior Metropolitan Coal, Inc.	11,427	181,118
Worthington Industries, Inc.	7,704	502,763
		46,982,698
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)(b)	3,557	119,017
Domtar Corp.	13,183	519,674
Louisiana-Pacific Corp.	23,861	1,571,963
Mercer International, Inc. (SBI)	8,843	145,821
Neenah, Inc.	3,842	204,279
P.H. Glatfelter Co.	10,212	150,321
Resolute Forest Products (a)	17,474	236,248
Schweitzer-Mauduit International, Inc.	7,424	339,054
Verso Corp.	7,373	113,839
		3,400,216

TOTAL MATERIALS		279,078,238

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	20,047	418,782
Agree Realty Corp.	14,599	1,027,186
Alexander & Baldwin, Inc.	16,769	307,376
Alexanders, Inc.	466	129,194
Alexandria Real Estate Equities, Inc.	28,669	5,191,956
American Assets Trust, Inc.	11,379	398,834
American Campus Communities, Inc.	31,757	1,435,734
American Finance Trust, Inc.	25,645	256,706
American Homes 4 Rent Class A	60,308	2,233,808
American Tower Corp.	100,222	25,533,559
Americold Realty Trust	57,747	2,332,401
Apartment Income (REIT) Corp.	33,408	1,508,371
Apartment Investment & Management Co. Class A	32,661	226,667
Apple Hospitality (REIT), Inc.	47,458	752,684
Armada Hoffler Properties, Inc.	13,096	178,498
AvalonBay Communities, Inc.	31,421	6,032,832
Bluerock Residential Growth (REIT), Inc.	5,687	53,913
Boston Properties, Inc.	32,166	3,517,352
Brandywine Realty Trust (SBI)	38,247	517,482
Brixmor Property Group, Inc.	67,116	1,499,371
Camden Property Trust (SBI)	21,915	2,640,319
CareTrust (REIT), Inc.	22,160	535,829
CatchMark Timber Trust, Inc.	10,705	124,499
Centerspace	2,890	203,427
Chatham Lodging Trust (a)	10,453	144,983
City Office REIT, Inc.	9,520	104,054
Colony Capital, Inc.	110,503	773,521
Columbia Property Trust, Inc.	25,579	460,678
Community Healthcare Trust, Inc.	5,104	259,896
CorEnergy Infrastructure Trust, Inc.	2,534	15,356
CoreSite Realty Corp.	9,576	1,163,388
Corporate Office Properties Trust (SBI)	25,457	713,814
Cousins Properties, Inc.	33,949	1,244,910
Crown Castle International Corp.	97,289	18,393,458
CTO Realty Growth, Inc.	1,106	58,618
CubeSmart	44,852	1,899,034
CyrusOne, Inc.	27,596	2,009,817
DiamondRock Hospitality Co. (a)	47,128	491,074
Digital Realty Trust, Inc.	63,519	9,801,617
Diversified Healthcare Trust (SBI)	51,658	228,070
Douglas Emmett, Inc.	37,168	1,246,615
Duke Realty Corp.	84,572	3,934,289
Easterly Government Properties, Inc.	20,254	434,043
EastGroup Properties, Inc.	8,886	1,409,853
Empire State Realty Trust, Inc.	31,210	355,482
EPR Properties	16,619	792,892
Equinix, Inc.	20,169	14,537,008
Equity Commonwealth	26,959	776,419
Equity Lifestyle Properties, Inc.	38,450	2,668,430
Equity Residential (SBI)	77,177	5,728,849
Essential Properties Realty Trust, Inc.	25,204	660,093
Essex Property Trust, Inc.	14,788	4,296,210
Extra Space Storage, Inc.	29,852	4,438,694
Farmland Partners, Inc.	6,178	82,353
Federal Realty Investment Trust (SBI)	15,926	1,797,090
First Industrial Realty Trust, Inc.	28,926	1,439,647
Four Corners Property Trust, Inc.	18,082	522,027
Franklin Street Properties Corp.	22,117	116,778
Gaming & Leisure Properties	49,190	2,286,843
Getty Realty Corp.	8,929	281,978
Gladstone Commercial Corp.	8,480	178,419
Gladstone Land Corp.	5,257	110,344
Global Medical REIT, Inc.	12,691	182,243
Global Net Lease, Inc.	19,239	369,389
Healthcare Realty Trust, Inc.	32,216	1,036,067
Healthcare Trust of America, Inc.	50,663	1,487,972
Healthpeak Properties, Inc.	121,342	4,166,884
Hersha Hospitality Trust	8,269	95,590
Highwoods Properties, Inc. (SBI)	23,372	1,046,832
Host Hotels & Resorts, Inc.	159,187	2,890,836
Hudson Pacific Properties, Inc.	34,846	979,521
Independence Realty Trust, Inc.	25,398	427,702
Industrial Logistics Properties Trust	14,524	360,195
Invitation Homes, Inc.	127,679	4,476,426
Iron Mountain, Inc.	64,827	2,600,859
iStar Financial, Inc.	15,732	291,199
JBG SMITH Properties	24,887	811,565
Kilroy Realty Corp.	23,913	1,638,997
Kimco Realty Corp.	97,417	2,045,757
Kite Realty Group Trust	19,420	404,130
Lamar Advertising Co. Class A	19,546	1,935,836
Lexington Corporate Properties Trust	63,981	783,127
Life Storage, Inc.	17,219	1,654,057
LTC Properties, Inc.	9,785	416,156
Mack-Cali Realty Corp.	19,763	323,323
Medical Properties Trust, Inc.	130,453	2,876,489
Mid-America Apartment Communities, Inc.	25,912	4,076,735
Monmouth Real Estate Investment Corp. Class A	23,385	432,155
National Health Investors, Inc.	10,377	761,776
National Retail Properties, Inc.	39,355	1,826,859
National Storage Affiliates Trust	14,676	666,877
NETSTREIT Corp.	6,873	143,165
New Senior Investment Group, Inc.	17,958	118,882
NexPoint Residential Trust, Inc.	4,754	238,461
Office Properties Income Trust	11,863	329,198
Omega Healthcare Investors, Inc.	52,270	1,986,260
One Liberty Properties, Inc.	3,805	94,630
Outfront Media, Inc.	32,511	792,293
Paramount Group, Inc.	37,662	399,594
Park Hotels & Resorts, Inc.	52,635	1,174,287
Pebblebrook Hotel Trust	29,428	702,741
Physicians Realty Trust	46,787	876,321
Piedmont Office Realty Trust, Inc. Class A	29,115	542,121
Plymouth Industrial REIT, Inc.	6,437	119,986
Potlatch Corp.	15,206	902,628
Preferred Apartment Communities, Inc. Class A	11,663	118,963
Prologis (REIT), Inc.	166,737	19,429,863
PS Business Parks, Inc.	4,703	763,626
Public Storage	34,302	9,644,350
QTS Realty Trust, Inc. Class A	14,458	961,312
Rayonier, Inc.	30,733	1,114,993
Realty Income Corp.	84,199	5,822,361
Regency Centers Corp.	35,564	2,264,004
Retail Opportunity Investments Corp.	26,917	473,739
Retail Properties America, Inc.	47,774	560,389
Retail Value, Inc.	3,848	71,688
Rexford Industrial Realty, Inc.	29,848	1,658,056
RLJ Lodging Trust	36,867	595,033
RPT Realty	18,827	239,291
Ryman Hospitality Properties, Inc.	12,231	961,968
Sabra Health Care REIT, Inc.	48,002	872,196
Safehold, Inc.	3,386	239,424
Saul Centers, Inc.	3,025	130,620
SBA Communications Corp. Class A	24,694	7,401,286
Seritage Growth Properties (a)	8,307	142,880
Service Properties Trust	37,451	461,209
Simon Property Group, Inc.	74,175	9,030,065
SITE Centers Corp.	37,707	556,178
SL Green Realty Corp.	15,631	1,156,850
Spirit Realty Capital, Inc.	25,713	1,222,396
Stag Industrial, Inc.	36,592	1,335,974
Store Capital Corp.	54,227	1,940,784
Summit Hotel Properties, Inc. (a)	22,406	227,869
Sun Communities, Inc.	25,205	4,204,950
Sunstone Hotel Investors, Inc.	49,364	649,630
Tanger Factory Outlet Centers, Inc.	20,934	365,298
Terreno Realty Corp.	15,503	1,000,254
The GEO Group, Inc. (b)	25,973	143,111
The Macerich Co.	25,626	353,383
UDR, Inc.	67,599	3,139,974
UMH Properties, Inc.	7,969	171,573
Uniti Group, Inc.	52,996	604,154
Universal Health Realty Income Trust (SBI)	2,962	198,306
Urban Edge Properties	25,424	479,242
Urstadt Biddle Properties, Inc. Class A	6,692	121,594
Ventas, Inc.	84,378	4,679,604
VEREIT, Inc.	51,612	2,469,118
VICI Properties, Inc. (b)	121,444	3,849,775
Vornado Realty Trust	35,633	1,630,210
Washington Prime Group, Inc. (a)	3,517	8,652
Washington REIT (SBI)	18,928	439,508
Weingarten Realty Investors (SBI)	27,200	879,648
Welltower, Inc.	94,340	7,078,330
Weyerhaeuser Co.	169,252	6,561,900
Whitestone REIT Class B	11,307	110,469
WP Carey, Inc.	39,443	2,953,886
Xenia Hotels & Resorts, Inc.	25,465	494,785
		304,384,266
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	75,942	6,470,258
Cushman & Wakefield PLC (a)	25,331	430,627
eXp World Holdings, Inc. (a)(b)	12,654	434,791
Forestar Group, Inc. (a)	3,560	90,210
Howard Hughes Corp. (a)	10,074	1,087,388
Jones Lang LaSalle, Inc. (a)	11,550	2,170,361
Kennedy-Wilson Holdings, Inc.	27,431	563,707
Marcus & Millichap, Inc. (a)	5,207	183,911
Newmark Group, Inc.	36,627	393,740
RE/MAX Holdings, Inc.	4,003	147,030
Realogy Holdings Corp. (a)	26,321	454,827
Redfin Corp. (a)	23,522	1,664,887
Tejon Ranch Co. (a)	3,548	56,129
The RMR Group, Inc.	3,342	132,276
The St. Joe Co.	6,990	320,072
		14,600,214

TOTAL REAL ESTATE		318,984,480

UTILITIES - 2.5%
Electric Utilities - 1.5%
Allete, Inc.	12,074	849,527
Alliant Energy Corp.	56,688	3,184,165
American Electric Power Co., Inc.	111,963	9,932,238
Avangrid, Inc. (b)	12,845	653,811
Duke Energy Corp.	172,937	17,413,027
Edison International	85,754	5,098,075
Entergy Corp.	45,255	4,945,919
Evergy, Inc.	51,507	3,294,903
Eversource Energy	77,567	6,687,827
Exelon Corp.	219,755	9,875,790
FirstEnergy Corp.	122,611	4,649,409
Hawaiian Electric Industries, Inc.	24,263	1,044,765
IDACORP, Inc.	11,226	1,150,440
MGE Energy, Inc.	8,639	646,284
NextEra Energy, Inc.	441,896	34,251,359
NRG Energy, Inc.	54,830	1,964,011
OGE Energy Corp.	45,298	1,520,201
Otter Tail Corp.	9,784	462,098
PG&E Corp. (a)	334,384	3,785,227
Pinnacle West Capital Corp.	25,472	2,156,205
PNM Resources, Inc.	19,196	947,515
Portland General Electric Co.	20,057	1,020,099
PPL Corp.	173,504	5,054,172
Southern Co.	237,370	15,706,773
Spark Energy, Inc. Class A, (b)	2,744	29,032
Xcel Energy, Inc.	121,201	8,641,631
		144,964,503
Gas Utilities - 0.1%
Atmos Energy Corp.	28,758	2,979,041
Chesapeake Utilities Corp.	3,842	455,354
National Fuel Gas Co.	20,706	1,028,260
New Jersey Resources Corp.	21,277	892,570
Northwest Natural Holding Co.	6,608	356,303
ONE Gas, Inc.	12,471	1,003,541
South Jersey Industries, Inc. (b)	22,973	568,582
Southwest Gas Holdings, Inc.	12,702	885,583
Spire, Inc. (b)	11,401	858,951
UGI Corp.	47,635	2,082,126
		11,110,311
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	8,156	216,786
Class C	18,057	518,055
Ormat Technologies, Inc.	10,268	743,403
Sunnova Energy International, Inc. (a)	14,227	502,498
The AES Corp.	150,452	4,185,575
Vistra Corp.	108,904	1,837,210
		8,003,527
Multi-Utilities - 0.7%
Ameren Corp.	57,376	4,867,780
Avista Corp.	15,501	713,356
Black Hills Corp.	14,417	994,485
CenterPoint Energy, Inc.	124,023	3,037,323
CMS Energy Corp.	65,450	4,214,326
Consolidated Edison, Inc.	77,115	5,969,472
Dominion Energy, Inc.	181,471	14,499,533
DTE Energy Co.	43,672	6,114,953
MDU Resources Group, Inc.	45,277	1,514,968
NiSource, Inc.	88,241	2,296,031
NorthWestern Energy Corp.	11,410	776,222
Public Service Enterprise Group, Inc.	113,692	7,180,787
Sempra Energy	68,190	9,380,898
Unitil Corp.	3,235	186,433
WEC Energy Group, Inc.	71,352	6,933,274
		68,679,841
Water Utilities - 0.1%
American States Water Co.	8,196	649,041
American Water Works Co., Inc.	41,033	6,400,738
Cadiz, Inc. (a)(b)	6,446	75,096
California Water Service Group	11,828	694,895
Essential Utilities, Inc.	50,679	2,388,501
Middlesex Water Co.	4,450	364,989
SJW Corp.	5,595	366,752
York Water Co.	2,714	140,151
		11,080,163

TOTAL UTILITIES		243,838,345

TOTAL COMMON STOCKS
(Cost $7,090,874,913)		9,654,212,954
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (e)
(Cost $999,988)	1,000,000	1,000,000
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.04% (f)	52,409,935	$52,420,417
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	116,806,590	116,818,271
TOTAL MONEY MARKET FUNDS
(Cost $169,238,688)		169,238,688
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $7,261,113,589)		9,824,451,642
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(129,105,994)
NET ASSETS - 100%		$9,695,345,648

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	25	June 2021	$2,826,875	$70,657	$70,657
CME E-mini S&P 500 Index Contracts (United States)	155	June 2021	32,351,600	948,287	948,287
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	June 2021	1,904,210	49,889	49,889
TOTAL FUTURES CONTRACTS					$1,068,833

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,838,967 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,000,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,838
Fidelity Securities Lending Cash Central Fund	225,661
Total	$242,499

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$991,513,505	$991,488,220	$--	$25,285
Consumer Discretionary	1,208,274,881	1,208,274,431	--	450
Consumer Staples	522,362,141	522,362,141	--	--
Energy	241,928,574	241,928,574	--	--
Financials	1,146,676,680	1,146,676,680	--	--
Health Care	1,275,052,525	1,275,000,803	--	51,722
Industrials	930,569,535	930,569,535	--	--
Information Technology	2,495,934,050	2,495,925,247	8,803	--
Materials	279,078,238	279,021,674	--	56,564
Real Estate	318,984,480	318,984,480	--	--
Utilities	243,838,345	243,838,345	--	--
U.S. Government and Government Agency Obligations	1,000,000	--	1,000,000	--
Money Market Funds	169,238,688	169,238,688	--	--
Total Investments in Securities:	$9,824,451,642	$9,823,308,818	$1,008,803	$134,021
Derivative Instruments:
Assets
Futures Contracts	$1,068,833	$1,068,833	$--	$--
Total Assets	$1,068,833	$1,068,833	$--	$--
Total Derivative Instruments:	$1,068,833	$1,068,833	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,068,833	$0
Total Equity Risk	1,068,833	0
Total Value of Derivatives	$1,068,833	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $112,550,932) — See accompanying schedule: Unaffiliated issuers (cost $7,091,874,901)	$9,655,212,954
Fidelity Central Funds (cost $169,238,688)	169,238,688
Total Investment in Securities (cost $7,261,113,589)		$9,824,451,642
Segregated cash with brokers for derivative instruments		33,550
Cash		29,684
Foreign currency held at value (cost $684)		679
Receivable for fund shares sold		26,049,991
Dividends receivable		5,906,635
Distributions receivable from Fidelity Central Funds		26,771
Total assets		9,856,498,952
Liabilities
Payable for investments purchased	$40,225,438
Payable for fund shares redeemed	3,959,493
Payable for daily variation margin on futures contracts	151,534
Collateral on securities loaned	116,816,839
Total liabilities		161,153,304
Net Assets		$9,695,345,648
Net Assets consist of:
Paid in capital		$7,064,476,443
Total accumulated earnings (loss)		2,630,869,205
Net Assets		$9,695,345,648
Net Asset Value, offering price and redemption price per share ($9,695,345,648 ÷ 642,757,531 shares)		$15.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$56,491,988
Interest		1,080
Income from Fidelity Central Funds (including $225,661 from security lending)		242,499
Total income		56,735,567
Expenses
Independent trustees' fees and expenses	$15,792
Total expenses before reductions	15,792
Expense reductions	(75)
Total expenses after reductions		15,717
Net investment income (loss)		56,719,850
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,755,633
Fidelity Central Funds	(816)
Foreign currency transactions	172
Futures contracts	5,974,594
Total net realized gain (loss)		56,729,583
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,897,164,856
Assets and liabilities in foreign currencies	(9)
Futures contracts	1,060,730
Total change in net unrealized appreciation (depreciation)		1,898,225,577
Net gain (loss)		1,954,955,160
Net increase (decrease) in net assets resulting from operations		$2,011,675,010

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,719,850	$94,002,039
Net realized gain (loss)	56,729,583	(18,048,140)
Change in net unrealized appreciation (depreciation)	1,898,225,577	396,340,566
Net increase (decrease) in net assets resulting from operations	2,011,675,010	472,294,465
Distributions to shareholders	(91,348,095)	(70,205,838)
Share transactions
Proceeds from sales of shares	2,389,404,040	3,128,687,092
Reinvestment of distributions	86,821,793	67,273,777
Cost of shares redeemed	(754,777,360)	(1,713,363,481)
Net increase (decrease) in net assets resulting from share transactions	1,721,448,473	1,482,597,388
Total increase (decrease) in net assets	3,641,775,388	1,884,686,015
Net Assets
Beginning of period	6,053,570,260	4,168,884,245
End of period	$9,695,345,648	$6,053,570,260
Other Information
Shares
Sold	171,725,719	289,201,389
Issued in reinvestment of distributions	6,572,430	6,055,249
Redeemed	(54,435,770)	(163,119,980)
Net increase (decrease)	123,862,379	132,136,658

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Total Market Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.78	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.20	.19	.04
Net realized and unrealized gain (loss)	3.48	.86	1.10	(.48)
Total from investment operations	3.58	1.06	1.29	(.44)
Distributions from net investment income	(.17)	(.16)	(.06)	–
Distributions from net realized gain	–	(.01)	(.01)	–
Total distributions	(.17)	(.17)	(.07)	–
Net asset value, end of period	$15.08	$11.67	$10.78	$9.56
Total ReturnC,D	30.89%	9.92%	13.57%	(4.40)%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	-%	-%	- %G
Expenses net of fee waivers, if any	- %G	-%	-%	- %G
Expenses net of all reductions	- %G	-%	-%	- %G
Net investment income (loss)	1.42%G	1.79%	1.91%	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,695,346	$6,053,570	$4,168,884	$1,364,146
Portfolio turnover rateH	4%G,I	6%	3%	- %J,K

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, certain deemed distributions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity ZERO Extended Market Index Fund	$1,027,648,323	$249,825,223	$(52,644,509)	$197,180,714
Fidelity ZERO International Index Fund	2,271,869,997	522,614,815	(114,856,789)	407,758,026
Fidelity ZERO Large Cap Index Fund	3,004,219,814	978,772,496	(58,300,957)	920,471,539
Fidelity ZERO Total Market Index Fund	7,297,239,341	2,732,424,949	(205,212,648)	2,527,212,301

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity ZERO International Index Fund	(5,939,503)	(7,450,286)	(13,389,789)
Fidelity ZERO Large Cap Index Fund	(746,793)	(303,055)	(1,049,848)
Fidelity ZERO Total Market Index Fund	(703,883)	(–)	(703,883)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	476,535,188	182,274,712
Fidelity ZERO International Index Fund	676,142,460	115,137,516
Fidelity ZERO Large Cap Index Fund	1,042,061,606	138,918,767
Fidelity ZERO Total Market Index Fund	1,997,201,234	175,227,266

Unaffiliated Redemptions In-Kind. During the period, shares of the Funds were redeemed in-kind for investments and cash. The net realized gain on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Funds recognized no gain or loss for federal income tax purposes.

Details of the transactions for the Funds are presented in the accompanying table:

	Shares	Value of investments and cash	Realized Gain
Fidelity ZERO Large Cap Index Fund	7,087,172	$99,433,026	$35,180,274
Fidelity ZERO Total Market Index Fund	8,741,259	$124,475,524	$53,736,281

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity ZERO Extended Market Index Fund	$14,065	$4,113	$125,215
Fidelity ZERO International Index Fund	$5,775	$44	$–
Fidelity ZERO Large Cap Index Fund	$1,149	$2	$–
Fidelity ZERO Total Market Index Fund	$23,397	$5,908	$245,259

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity ZERO Extended Market Index Fund	$54
Fidelity ZERO Large Cap Index Fund	15
Fidelity ZERO Total Market Index Fund	75

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity ZERO Extended Market Index Fund	- %-C
Actual		$1,000.00	$1,465.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity ZERO International Index Fund	- %-C
Actual		$1,000.00	$1,274.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity ZERO Large Cap Index Fund	- %-C
Actual		$1,000.00	$1,285.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity ZERO Total Market Index Fund	- %-C
Actual		$1,000.00	$1,308.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount less than .005%.

 D Amount less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity ZERO Extended Market Index Fund
Fidelity ZERO International Index Fund
Fidelity ZERO Large Cap Index Fund
Fidelity ZERO Total Market Index Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EML-SANN-0621
1.9891447.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2021